UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012*

*	MFS Blended Research Growth Portfolio and MFS Blended Research Value Portfolio each ceased investment operations on June 25, 2012, and each was terminated as a series of the Registrant effective July 3, 2012.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2012

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
LVMH Moet Hennessy Louis Vuitton S.A.	2.9%
Groupe Danone	2.9%
Japan Tobacco, Inc.	2.6%
Nestle S.A.	2.2%
Diageo PLC	2.2%
Linde AG	2.0%
Compass Group PLC	2.0%
Pernod Ricard S.A.	1.9%
Canadian National Railway Co.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.7%

Equity sectors
Consumer Staples	17.5%
Financial Services	11.9%
Technology	11.0%
Retailing	9.9%
Health Care	9.1%
Basic Materials	8.9%
Special Products & Services	7.7%
Industrial Goods & Services	7.1%
Energy	5.7%
Transportation	3.3%
Autos & Housing	3.2%
Utilities & Communications	2.5%
Leisure	1.7%

Issuer country weightings (x)
France	15.3%
United Kingdom	14.4%
Japan	12.4%
Switzerland	8.7%
Germany	8.7%
Brazil	5.2%
Hong Kong	3.7%
Netherlands	3.2%
Canada	2.9%
Other Countries	25.5%

Currency exposure weightings (y)
Euro	30.1%
British Pound Sterling	14.4%
Japanese Yen	12.4%
United States Dollar	10.4%
Swiss Franc	8.7%
Hong Kong Dollar	5.5%
Brazilian Real	4.7%
Australian Dollar	2.5%
Danish Krone	2.1%
Other Currencies	9.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.04%	$1,000.00	$1,064.08	$5.34
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
Service Class	Actual	1.29%	$1,000.00	$1,062.73	$6.62
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 0.5%
Rolls-Royce Holdings PLC	98,967	$1,335,155

Airlines – 1.1%
Copa Holdings S.A., “A”	34,500	$2,845,560

Alcoholic Beverages – 6.6%
Carlsberg A.S., “B”	29,361	$2,313,568
Diageo PLC	210,756	5,419,844
Heineken N.V.	74,798	3,907,055
Pernod Ricard S.A.	45,470	4,864,219

		$16,504,686

Apparel Manufacturers – 5.0%
Compagnie Financiere Richemont S.A.	41,534	$2,279,408
Li & Fung Ltd.	1,503,200	2,916,882
LVMH Moet Hennessy Louis Vuitton S.A.	47,199	7,193,990

		$12,390,280

Automotive – 2.8%
Bayerische Motoren Werke AG	40,343	$2,923,169
Guangzhou Automobile Group Co. Ltd., “H”	1,022,000	860,112
Honda Motor Co. Ltd.	89,300	3,110,732

		$6,894,013

Broadcasting – 1.2%
Publicis Groupe S.A. (l)	63,503	$2,904,091

Brokerage & Asset Managers – 1.6%
Aberdeen Asset Management PLC	345,774	$1,408,203
BM&F Bovespa S.A.	273,400	1,395,245
Credit Suisse Group AG	65,458	1,195,838

		$3,999,286

Business Services – 7.7%
Accenture PLC, “A”	44,310	$2,662,588
Amadeus IT Holding S.A.	90,113	1,908,332
Brenntag AG	21,539	2,382,816
Capita Group PLC	202,560	2,081,091
Compass Group PLC	470,100	4,930,988
Experian Group Ltd.	120,224	1,698,306
Intertek Group PLC	45,489	1,911,791
LPS Brasil – Consultoria de Imoveis S.A.	58,800	980,732
Michael Page International PLC	114,943	677,408

		$19,234,052

Computer Software – 4.4%
Check Point Software Technologies Ltd. (a)	66,400	$3,292,776
Dassault Systems S.A.	32,252	3,029,816
OBIC Co. Ltd.	8,930	1,714,999
SAP AG	48,309	2,852,816

		$10,890,407

Computer Software – Systems – 0.9%
NICE Systems Ltd., ADR (a)	61,340	$2,245,044

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Bellway PLC	85,957	$1,128,638

Consumer Products – 3.2%
Reckitt Benckiser Group PLC	76,348	$4,023,615
Uni-Charm Corp.	69,800	3,976,298

		$7,999,913

Electrical Equipment – 3.1%
Legrand S.A. (l)	95,059	$3,232,965
Mettler-Toledo International, Inc. (a)	11,980	1,867,083
Schneider Electric S.A.	49,794	2,774,457

		$7,874,505

Electronics – 4.2%
ASML Holding N.V.	48,620	$2,500,040
Infineon Technologies AG	190,235	1,289,879
Samsung Electronics Co. Ltd.	2,479	2,628,293
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	301,150	4,204,054

		$10,622,266

Energy – Independent – 0.8%
INPEX Corp.	370	$2,074,339

Energy – Integrated – 3.6%
BG Group PLC	200,301	$4,099,727
China Petroleum & Chemical Corp.	2,164,000	1,939,873
OAO Gazprom, ADR	169,620	1,605,643
Suncor Energy, Inc.	48,135	1,391,901

		$9,037,144

Engineering – Construction – 1.3%
JGC Corp.	109,000	$3,154,816

Food & Beverages – 5.1%
Groupe Danone	115,286	$7,151,011
Nestle S.A.	93,256	5,562,853

		$12,713,864

Food & Drug Stores – 2.7%
CP All PLC	884,900	$989,104
Dairy Farm International Holdings Ltd.	187,200	1,995,511
Lawson, Inc.	52,300	3,659,044

		$6,643,659

Gaming & Lodging – 0.5%
Sands China Ltd.	397,200	$1,272,370

General Merchandise – 0.5%
Lojas Renner S.A.	46,000	$1,290,565

Insurance – 1.3%
AIA Group Ltd.	913,800	$3,150,733

Internet – 0.8%
Yahoo Japan Corp.	6,130	$1,983,834

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.2%
KONE Oyj “B”	33,162	$2,008,136
Schindler Holding AG	20,350	2,275,738
Weir Group PLC	54,380	1,311,580

		$5,595,454

Major Banks – 2.3%
HSBC Holdings PLC	333,572	$2,941,253
Standard Chartered PLC	134,554	2,933,390

		$5,874,643

Medical & Health Technology & Services – 1.5%
Diagnosticos da America S.A.	129,800	$853,701
Fleury S.A.	69,100	877,296
Fresenius Medical Care AG & Co. KGaA	30,218	2,138,879

		$3,869,876

Medical Equipment – 2.7%
Essilor International S.A.	33,262	$3,089,841
Sonova Holding AG	37,546	3,623,039

		$6,712,880

Metals & Mining – 1.9%
Iluka Resources Ltd.	132,992	$1,558,411
Rio Tinto Ltd.	55,687	3,273,219

		$4,831,630

Network & Telecom – 0.7%
Ericsson, Inc., “B” (l)	196,347	$1,789,630

Oil Services – 1.3%
Saipem S.p.A.	39,977	$1,780,399
Technip	13,230	1,380,617

		$3,161,016

Other Banks & Diversified Financials – 6.2%
Banco Santander Brasil S.A., ADR	153,100	$1,186,525
Banco Santander Chile, ADR	17,480	1,354,525
Bank Rakyat Indonesia	1,474,500	1,009,116
China Construction Bank	2,098,410	1,446,799
Credicorp Ltd.	18,430	2,320,153
HDFC Bank Ltd.	190,749	1,936,275
Itau Unibanco Holding S.A., ADR	169,350	2,357,352
Julius Baer Group Ltd.	55,174	1,997,647
Siam Commercial Bank Co. Ltd.	394,100	1,824,077

		$15,432,469

Pharmaceuticals – 4.9%
Bayer AG	34,815	$2,510,462
Novo Nordisk A/S, “B”	20,421	2,954,328
Roche Holding AG	20,849	3,599,109
Santen Pharmaceutical Co. Ltd.	52,700	2,159,161
Teva Pharmaceutical Industries Ltd., ADR	24,020	947,349

		$12,170,409

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 1.1%
Goldcorp, Inc.	37,880	$1,426,127
Newcrest Mining Ltd.	56,564	1,316,600

		$2,742,727

Railroad & Shipping – 2.2%
Canadian National Railway Co.	51,360	$4,333,757
Kuehne & Nagel, Inc. AG	11,880	1,257,439

		$5,591,196

Real Estate – 0.5%
Brasil Brokers Participacoes	355,900	$1,157,096

Specialty Chemicals – 5.9%
Akzo Nobel N.V.	36,482	$1,716,111
Croda International PLC	446	15,836
L’Air Liquide S.A.	22,456	2,569,205
Linde AG	32,539	5,068,208
Shin-Etsu Chemical Co. Ltd.	49,100	2,701,313
Symrise AG	84,855	2,576,141

		$14,646,814

Specialty Stores – 1.7%
Industria de Diseno Textil S.A.	40,114	$4,148,977

Telecommunications – Wireless – 1.6%
MTN Group Ltd.	77,983	$1,347,995
TIM Participacoes S.A., ADR	101,600	2,789,936

		$4,137,931

Telephone Services – 0.9%
China Unicom (Hong Kong) Ltd.	1,728,000	$2,173,935

Tobacco – 2.6%
Japan Tobacco, Inc.	216,600	$6,418,628

Total Common Stocks (Identified Cost, $225,739,658)		$248,644,531

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,487,152	$1,487,152

COLLATERAL FOR SECURITIES LOANED – 2.1%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	5,318,283	$5,318,283

Total Investments (Identified Cost, $232,545,093)		$255,449,966

OTHER ASSETS, LESS LIABILITIES – (2.2)%		(5,483,497)

Net Assets – 100.0%		$249,966,469

5

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $231,057,941)	$253,962,814
Underlying affiliated funds, at cost and value	1,487,152
Total investments, at value, including $5,333,864 of securities on loan (identified cost, $232,545,093)	$255,449,966
Cash	14,488
Foreign currency, at value (identified cost, $321,422)	324,341
Receivables for
Investments sold	112,230
Fund shares sold	445,470
Interest and dividends	456,782
Other assets	1,655
Total assets		$256,804,932
Liabilities
Payables for
Investments purchased	$750,974
Fund shares reacquired	590,020
Collateral for securities loaned, at value	5,318,283
Payable to affiliates
Investment adviser	18,139
Shareholder servicing costs	194
Distribution and/or service fees	562
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	160,275
Total liabilities		$6,838,463
Net assets		$249,966,469
Net assets consist of
Paid-in capital	$228,064,698
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $96,129 deferred country tax)	22,801,195
Accumulated net realized gain (loss) on investments and foreign currency	(5,919,292)
Undistributed net investment income	5,019,868
Net assets		$249,966,469
Shares of beneficial interest outstanding		21,220,961

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$221,538,211	18,789,574	$11.79
Service Class	28,428,258	2,431,387	11.69

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$4,049,106
Interest	85,883
Dividends from underlying affiliated funds	1,850
Foreign taxes withheld	(367,010)
Total investment income		$3,769,829
Expenses
Management fee	$1,052,670
Distribution and/or service fees	37,034
Shareholder servicing costs	12,005
Administrative services fee	22,475
Independent Trustees’ compensation	6,484
Custodian fee	70,940
Shareholder communications	4,844
Audit and tax fees	30,542
Legal fees	1,864
Miscellaneous	12,698
Total expenses		$1,251,556
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(594)
Net expenses		$1,250,959
Net investment income		$2,518,870
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $8,057 country tax)	$(2,768,613)
Foreign currency	(34,954)
Net realized gain (loss) on investments and foreign currency		$(2,803,567)
Change in unrealized appreciation (depreciation)
Investments (net of $83,065 increase in deferred country tax)	$15,150,714
Translation of assets and liabilities in foreign currencies	(2,054)
Net unrealized gain (loss) on investments and foreign currency translation		$15,148,660
Net realized and unrealized gain (loss) on investments and foreign currency		$12,345,093
Change in net assets from operations		$14,863,963

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$2,518,870		$2,687,916
Net realized gain (loss) on investments and foreign currency	(2,803,567)		(2,607,608)
Net unrealized gain (loss) on investments and foreign currency translation	15,148,660		(25,354,861)
Change in net assets from operations	$14,863,963		$(25,274,553)
Distributions declared to shareholders
From net investment income	$—		$(2,595,452)
From net realized gain on investments	—		(20,352,060)
Total distributions declared to shareholders	$—		$(22,947,512)
Change in net assets from fund share transactions	$18,126,934		$12,393,444
Total change in net assets	$32,990,897		$(35,828,621)
Net assets
At beginning of period	216,975,572		252,804,193
At end of period (including undistributed net investment income of $5,019,868 and $2,500,998, respectively)	$249,966,469		$216,975,572

See Notes to Financial Statements

9

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.08		$13.85	$12.13	$8.90	$17.63	$17.93
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.15	$0.15	$0.14	$0.16	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		(1.60)	1.68	3.20	(6.04)	2.57
Total from investment operations	$0.71		$(1.45)	$1.83	$3.34	$(5.88)	$2.78
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.11)	$(0.11)	$(0.19)	$(0.27)
From net realized gain on investments	—		(1.17)	—	—	(2.66)	(2.81)
Total distributions declared to shareholders	$—		$(1.32)	$(0.11)	$(0.11)	$(2.85)	$(3.08)
Net asset value, end of period (x)	$11.79		$11.08	$13.85	$12.13	$8.90	$17.63
Total return (%) (k)(r)(s)(x)	6.41	(n)	(10.89)	15.16	38.06	(39.82)	16.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.06	1.09	1.25	1.22	1.11
Expenses after expense reductions (f)	1.04	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	2.19	(a)	1.16	1.21	1.39	1.25	1.16
Portfolio turnover	25	(n)	52	66	56	73	56
Net assets at end of period (000 omitted)	$221,538		$188,066	$221,456	$179,925	$87,034	$139,633

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.00		$13.76	$12.06	$8.84	$17.53	$17.85
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.11	$0.11	$0.12	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		(1.58)	1.67	3.18	(6.00)	2.56
Total from investment operations	$0.69		$(1.47)	$1.78	$3.30	$(5.87)	$2.71
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.08)	$(0.08)	$(0.16)	$(0.22)
From net realized gain on investments	—		(1.17)	—	—	(2.66)	(2.81)
Total distributions declared to shareholders	$—		$(1.29)	$(0.08)	$(0.08)	$(2.82)	$(3.03)
Net asset value, end of period (x)	$11.69		$11.00	$13.76	$12.06	$8.84	$17.53
Total return (%) (k)(r)(s)(x)	6.27	(n)	(11.11)	14.86	37.69	(39.96)	16.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.31	1.34	1.50	1.46	1.37
Expenses after expense reductions (f)	1.29	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.89	(a)	0.89	0.94	1.17	1.04	0.85
Portfolio turnover	25	(n)	52	66	56	73	56
Net assets at end of period (000 omitted)	$28,428		$28,910	$31,348	$27,338	$18,056	$28,689

See Notes to Financial Statements

10

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$7,151,011	$31,039,201	$—	$38,190,212
United Kingdom	11,524,550	24,392,275	—	35,916,825
Japan	2,159,161	28,794,003	—	30,953,164
Switzerland	—	21,791,071	—	21,791,071
Germany	2,576,141	19,166,229	—	21,742,370
Brazil	12,888,448	—	—	12,888,448
Hong Kong	—	9,335,496	—	9,335,496
Netherlands	2,500,040	5,623,166	—	8,123,206
Canada	7,151,785	—	—	7,151,785
Other Countries	25,702,697	36,849,257	—	62,551,954
Mutual Funds	6,805,435	—	—	6,805,435
Total Investments	$78,459,268	$176,990,698	$—	$255,449,966

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $86,389,282 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,023,615 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$4,599,059
Long-term capital gains	18,348,453
Total distributions	$22,947,512

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$235,531,273
Gross appreciation	30,201,182
Gross depreciation	(10,282,489)
Net unrealized appreciation (depreciation)	$19,918,693

As of 12/31/11
Undistributed ordinary income	2,504,745
Capital loss carryforwards	(129,545)
Other temporary differences	(22,306)
Net unrealized appreciation (depreciation)	4,684,914

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-term losses	$(129,545)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$2,313,897	$—	$17,674,412
Service Class	—	281,555	—	2,677,648
Total	$—	$2,595,452	$—	$20,352,060

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.35% of average daily net assets for the Initial Class shares and 1.60% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $11,990, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $15.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,184 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $594, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $80,144,253 and $58,929,024, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,682,465	$30,957,864	2,376,645	$29,705,818
Service Class	147,629	1,726,617	529,083	6,566,825
	2,830,094	$32,684,481	2,905,728	$36,272,643
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,714,263	$19,988,309
Service Class	—	—	255,323	2,959,203
	—	$—	1,969,586	$22,947,512
Shares reacquired
Initial Class	(861,348)	$(10,383,524)	(3,115,040)	$(41,294,745)
Service Class	(343,387)	(4,174,023)	(435,552)	(5,531,966)
	(1,204,735)	$(14,557,547)	(3,550,592)	$(46,826,711)
Net change
Initial Class	1,821,117	$20,574,340	975,868	$8,399,382
Service Class	(195,758)	(2,447,406)	348,854	3,994,062
	1,625,359	$18,126,934	1,324,722	$12,393,444

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $787 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,785,076	41,280,832	(41,578,756)	1,487,152

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,850	$1,487,152

16

MFS International Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owner. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.8%
Exxon Mobil Corp.	4.6%
Microsoft Corp.	2.9%
Chevron Corp.	2.8%
Google, Inc., “A”	2.3%
Pfizer, Inc.	2.1%
Abbott Laboratories	2.0%
JPMorgan Chase & Co.	2.0%
Procter & Gamble Co.	1.8%
Amgen, Inc.	1.7%

Equity sectors
Technology	17.2%
Financial Services	13.3%
Health Care	12.3%
Energy	10.1%
Consumer Staples	9.8%
Utilities & Communications	8.7%
Industrial Goods & Services	7.8%
Retailing	6.6%
Leisure	4.7%
Basic Materials	3.5%
Special Products & Services	1.9%
Transportation	1.8%
Autos & Housing	1.7%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.60%	$1,000.00	$1,086.63	$3.11
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
Service Class	Actual	0.85%	$1,000.00	$1,085.31	$4.41
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.7%
Lockheed Martin Corp.	63,790	$5,554,831
Northrop Grumman Corp.	83,160	5,304,776
United Technologies Corp.	80,130	6,052,219

		$16,911,826

Automotive – 1.7%
Delphi Automotive PLC (a)	132,510	$3,379,005
Johnson Controls, Inc.	151,240	4,190,860

		$7,569,865

Biotechnology – 2.1%
Amgen, Inc.	109,440	$7,993,498
Gilead Sciences, Inc. (a)	28,530	1,463,018

		$9,456,516

Broadcasting – 1.0%
Viacom, Inc., “B”	96,180	$4,522,384

Business Services – 1.1%
Accenture PLC, “A”	85,890	$5,161,130

Cable TV – 2.7%
Comcast Corp., “A”	195,140	$6,238,626
Time Warner Cable, Inc.	76,570	6,286,397

		$12,525,023

Chemicals – 1.2%
CF Industries Holdings, Inc.	27,750	$5,376,285

Computer Software – 5.2%
Microsoft Corp.	428,670	$13,113,015
Oracle Corp.	179,640	5,335,308
SolarWinds, Inc. (a)	121,540	5,294,282

		$23,742,605

Computer Software – Systems – 7.4%
Apple, Inc. (a)	45,470	$26,554,480
Hewlett-Packard Co.	169,830	3,415,281
International Business Machines Corp.	20,480	4,005,478

		$33,975,239

Consumer Products – 2.9%
Nu Skin Enterprises, Inc., “A”	103,550	$4,856,495
Procter & Gamble Co.	137,040	8,393,700

		$13,250,195

Consumer Services – 0.8%
Priceline.com, Inc. (a)	5,700	$3,787,764

Electrical Equipment – 2.0%
General Electric Co.	216,870	$4,519,571
Tyco International Ltd.	87,330	4,615,391

		$9,134,962

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 1.7%
Intel Corp.	159,830	$4,259,470
KLA-Tencor Corp.	74,680	3,677,990

		$7,937,460

Energy – Independent – 1.5%
Energy XXI (Bermuda) Ltd.	99,325	$3,107,879
HollyFrontier Corp.	109,850	3,891,986

		$6,999,865

Energy – Integrated – 7.5%
Chevron Corp.	122,990	$12,975,445
Exxon Mobil Corp.	247,050	21,140,069

		$34,115,514

Food & Beverages – 4.3%
Bunge Ltd.	74,330	$4,663,464
Coca-Cola Co.	19,790	1,547,380
Coca-Cola Enterprises, Inc.	176,840	4,958,594
General Mills, Inc.	140,230	5,404,464
PepsiCo, Inc.	44,720	3,159,915

		$19,733,817

Food & Drug Stores – 2.8%
CVS Caremark Corp.	166,950	$7,801,574
Kroger Co.	215,300	4,992,807

		$12,794,381

General Merchandise – 1.0%
Macy’s, Inc.	137,100	$4,709,385

Insurance – 4.7%
ACE Ltd.	25,520	$1,891,798
American International Group, Inc. (a)	129,620	4,159,506
Berkshire Hathaway, Inc., “B” (a)	7,150	595,810
Everest Re Group Ltd.	27,740	2,870,813
Hartford Financial Services Group, Inc.	283,660	5,000,926
Prudential Financial, Inc.	92,980	4,503,021
Travelers Cos., Inc.	38,540	2,460,394

		$21,482,268

Internet – 2.3%
Google, Inc., “A” (a)	17,890	$10,377,452

Machinery & Tools – 2.1%
Cummins, Inc.	55,810	$5,408,547
Kennametal, Inc.	43,150	1,430,423
United Rentals, Inc. (a)	86,370	2,940,035

		$9,779,005

Major Banks – 4.9%
Goldman Sachs Group, Inc.	34,740	$3,330,176
JPMorgan Chase & Co.	258,380	9,231,917
KeyCorp	260,350	2,015,109
PNC Financial Services Group, Inc.	79,590	4,863,745

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Wells Fargo & Co.	82,480	$2,758,131

		$22,199,078

Medical & Health Technology & Services – 2.5%
HCA Holdings, Inc.	169,880	$5,169,448
McKesson Corp.	67,150	6,295,313

		$11,464,761

Medical Equipment – 1.5%
Medtronic, Inc.	85,600	$3,315,288
Thermo Fisher Scientific, Inc.	69,490	3,607,226

		$6,922,514

Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	101,180	$4,987,162

Natural Gas – Pipeline – 0.8%
Williams Cos., Inc.	122,080	$3,518,346

Network & Telecom – 0.6%
F5 Networks, Inc. (a)	28,760	$2,863,346

Oil Services – 1.1%
Halliburton Co.	101,680	$2,886,695
Oil States International, Inc. (a)	29,450	1,949,590

		$4,836,285

Other Banks & Diversified Financials – 3.4%
Capital One Financial Corp.	54,930	$3,002,474
Citigroup, Inc.	110,193	3,020,390
Discover Financial Services	206,240	7,131,779
Visa, Inc., “A”	17,650	2,182,070

		$15,336,713

Pharmaceuticals – 6.2%
Abbott Laboratories	143,930	$9,279,167
Johnson & Johnson	107,790	7,282,292
Merck & Co., Inc.	57,680	2,408,140
Pfizer, Inc.	418,390	9,622,970

		$28,592,569

Railroad & Shipping – 0.5%
CSX Corp.	90,660	$2,027,158
Union Pacific Corp.	2,680	319,751

		$2,346,909

Real Estate – 0.3%
Public Storage, Inc., REIT	10,740	$1,550,963

Restaurants – 1.0%
McDonald’s Corp.	52,080	$4,610,642

Specialty Chemicals – 1.2%
Airgas, Inc.	65,500	$5,502,655

Specialty Stores – 2.8%
American Eagle Outfitters, Inc.	55,420	$1,093,437
Gap, Inc.	187,890	5,140,670

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
O’Reilly Automotive, Inc. (a)	20,010	$1,676,238
PetSmart, Inc.	73,170	4,988,731

		$12,899,076

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	87,040	$6,084,966

Telephone Services – 2.7%
AT&T, Inc.	104,110	$3,712,563
CenturyLink, Inc.	104,470	4,125,520
Verizon Communications, Inc.	97,640	4,339,122

		$12,177,205

Tobacco – 2.6%
Lorillard, Inc.	40,620	$5,359,809
Philip Morris International, Inc.	74,800	6,527,048

		$11,886,857

Trucking – 1.3%
United Parcel Service, Inc., “B”	73,020	$5,751,055

Utilities – Electric Power – 3.9%
AES Corp. (a)	392,240	$5,032,439
American Electric Power Co., Inc.	133,110	5,311,089
CMS Energy Corp.	81,790	1,922,065
FirstEnergy Corp.	110,040	5,412,868

		$17,678,461

Total Common Stocks (Identified Cost, $414,196,514)		$454,552,504

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	117,340	$117,340

Total Investments (Identified Cost, $414,313,854)		$454,669,844

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,664,795

Net Assets – 100.0%		$457,334,639

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $414,196,514)	$454,552,504
Underlying affiliated funds, at cost and value	117,340
Total investments, at value (identified cost, $414,313,854)	$454,669,844
Receivables for
Investments sold	2,905,109
Dividends	401,552
Other assets	3,176
Total assets		$457,979,681
Liabilities
Payable for fund shares reacquired	$531,428
Payable to affiliates
Investment adviser	15,216
Shareholder servicing costs	359
Distribution and/or service fees	2,811
Payable for independent Trustees’ compensation	50
Accrued expenses and other liabilities	95,178
Total liabilities		$645,042
Net assets		$457,334,639
Net assets consist of
Paid-in capital	$511,586,097
Unrealized appreciation (depreciation) on investments	40,355,990
Accumulated net realized gain (loss) on investments	(105,739,444)
Undistributed net investment income	11,131,996
Net assets		$457,334,639
Shares of beneficial interest outstanding		13,242,791

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$316,883,134	9,153,721	$34.62
Service Class	140,451,505	4,089,070	34.35

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$5,391,636
Interest	4,318
Dividends from underlying affiliated funds	1,053
Total investment income		$5,397,007
Expenses
Management fee	$1,302,032
Distribution and/or service fees	185,782
Shareholder servicing costs	24,297
Administrative services fee	40,416
Independent Trustees’ compensation	8,437
Custodian fee	23,460
Shareholder communications	12,092
Audit and tax fees	23,854
Legal fees	3,997
Miscellaneous	14,021
Total expenses		$1,638,388
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(30,406)
Net expenses		$1,607,980
Net investment income		$3,789,027
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$12,131,933
Change in unrealized appreciation (depreciation) on investments		$23,838,123
Net realized and unrealized gain (loss) on investments		$35,970,056
Change in net assets from operations		$39,759,083

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$3,789,027	$7,344,092
Net realized gain (loss) on investments	12,131,933	30,452,125
Net unrealized gain (loss) on investments	23,838,123	(26,479,652)
Change in net assets from operations	$39,759,083	$11,316,565
Distributions declared to shareholders
From net investment income	$—	$(9,057,199)
Change in net assets from fund share transactions	$(45,421,271)	$(84,728,511)
Total change in net assets	$(5,662,188)	$(82,469,145)
Net assets
At beginning of period	462,996,827	545,465,972
At end of period (including undistributed net investment income of $11,131,996 and $7,342,969, respectively)	$457,334,639	$462,996,827

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$31.86		$31.89	$27.84	$22.80	$35.51	$33.89
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.49	$0.51	$0.43	$0.48	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		0.10	4.05	5.16	(12.74)	1.64
Total from investment operations	$2.76		$0.59	$4.56	$5.59	$(12.26)	$2.02
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.51)	$(0.55)	$(0.45)	$(0.40)
Net asset value, end of period (x)	$34.62		$31.86	$31.89	$27.84	$22.80	$35.51
Total return (%) (k)(r)(s)(x)	8.66	(n)	1.97	16.46	25.26	(34.95)	5.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.64	0.65	0.66	0.64	0.62
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	0.60	0.60	0.61
Net investment income	1.68	(a)	1.52	1.77	1.81	1.60	1.07
Portfolio turnover	34	(n)	77	68	74	76	102
Net assets at end of period (000 omitted)	$316,883		$315,115	$360,667	$361,105	$342,241	$673,008

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$31.65		$31.66	$27.66	$22.62	$35.23	$33.65
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.41	$0.44	$0.37	$0.41	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		0.11	4.00	5.14	(12.66)	1.63
Total from investment operations	$2.70		$0.52	$4.44	$5.51	$(12.25)	$1.92
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.44)	$(0.47)	$(0.36)	$(0.34)
Net asset value, end of period (x)	$34.35		$31.65	$31.66	$27.66	$22.62	$35.23
Total return (%) (k)(r)(s)(x)	8.53	(n)	1.74	16.12	25.00	(35.12)	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.89	0.90	0.91	0.90	0.87
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.85	0.86
Net investment income	1.43	(a)	1.26	1.52	1.57	1.35	0.84
Portfolio turnover	34	(n)	77	68	74	76	102
Net assets at end of period (000 omitted)	$140,452		$147,882	$184,799	$199,348	$193,658	$338,647

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$454,552,504	$—	$—	$454,552,504
Mutual Funds	117,340	—	—	117,340
Total Investments	$454,669,844	$—	$—	$454,669,844

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$9,057,199

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$414,519,275
Gross appreciation	58,945,467
Gross depreciation	(18,794,898)
Net unrealized appreciation (depreciation)	$40,150,569

As of 12/31/11
Undistributed ordinary income	7,342,969
Capital loss carryforwards	(117,665,956)
Net unrealized appreciation (depreciation)	16,312,446

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(45,841,291)
12/31/17	(71,824,665)
Total	$(117,665,956)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$6,388,464
Service Class	—	2,668,735
Total	$—	$9,057,199

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

Effective May 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until April 30, 2013. For the six months ended June 30, 2012, this reduction amounted to $29,187 and is reflected as a reduction of total expenses in the Statements of Operations.

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $24,286, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $11.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,443 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,219, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $158,274,565 and $199,162,025, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	22,235	$761,461	101,422	$3,234,643
Service Class	2,455	81,423	107,431	3,177,466
	24,690	$842,884	208,853	$6,412,109
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	212,171	$6,388,464
Service Class	—	—	89,136	2,668,735
	—	$—	301,307	$9,057,199

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(760,148)	$(26,166,231)	(1,733,153)	$(56,314,858)
Service Class	(586,160)	(20,097,924)	(1,360,219)	(43,882,961)
	(1,346,308)	$(46,264,155)	(3,093,372)	$(100,197,819)
Net change
Initial Class	(737,913)	$(25,404,770)	(1,419,560)	$(46,691,751)
Service Class	(583,705)	(20,016,501)	(1,163,652)	(38,036,760)
	(1,321,618)	$(45,421,271)	(2,583,212)	$(84,728,511)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,613 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	632,653	36,278,344	(36,793,657)	117,340

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,053	$117,340

15

MFS Blended Research Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)(s)

Top ten holdings (i)
Apple, Inc.	12.0%
Google, Inc., “A”	8.8%
Oracle Corp.	6.5%
Microsoft Corp.	4.2%
Qualcomm, Inc.	4.1%
EMC Corp.	3.7%
MasterCard, Inc., “A”	3.5%
Amazon.com, Inc.	3.4%
Visa, Inc., “A”	3.4%
Hewlett-Packard Co.	3.3%

Top five industries (i)
Computer Software-Systems (s)	23.9%
Computer Software (s)	19.7%
Internet	12.3%
Electronics	9.3%
Network & Telecom	8.7%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(s)	Includes securities sold short.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.04%	$1,000.00	$1,088.15	$5.40
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
Service Class	Actual	1.29%	$1,000.00	$1,086.18	$6.69
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.04% of investment related expenses from short sale dividend and interest expenses that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Broadcasting – 1.4%
Viacom, Inc., “B”	10,920	$513,458

Business Services – 5.0%
Accenture PLC, “A”	8,490	$510,164
Cognizant Technology Solutions Corp., “A” (a)	11,540	692,400
FleetCor Technologies, Inc. (a)	18,860	660,854

		$1,863,418

Computer Software – 22.4%
Autodesk, Inc. (a)	17,580	$615,124
BMC Software, Inc. (a)	5,080	216,814
Check Point Software Technologies Ltd. (a)	4,300	213,237
Citrix Systems, Inc. (a)	7,560	634,586
Microsoft Corp.	51,340	1,570,491
NetSuite, Inc. (a)	2,310	126,519
Nuance Communications, Inc. (a)	9,830	234,151
Oracle Corp. (s)	81,360	2,416,392
Parametric Technology Corp. (a)	17,340	363,446
Red Hat, Inc. (a)	7,450	420,776
Salesforce.com, Inc. (a)	4,940	683,004
Symantec Corp. (a)	25,160	367,588
TIBCO Software, Inc. (a)	8,540	255,517
VeriSign, Inc. (a)	5,970	260,113

		$8,377,758

Computer Software – Systems – 24.8%
Active Network, Inc. (a)	12,310	$189,451
Apple, Inc. (a)(s)	7,690	4,490,960
EMC Corp. (a)	54,050	1,385,302
Fusion-io, Inc. (a)	6,560	137,038
Guidewire Software, Inc. (a)	6,870	193,184
Hewlett-Packard Co.	61,480	1,236,363
International Business Machines Corp.	4,320	844,906
NetApp, Inc. (a)	7,570	240,877
Quantum Corp. (a)	38,560	78,277
ServiceSource International, Inc. (a)	7,300	101,105
Tangoe, Inc. (a)	10,810	230,361
Verifone Systems, Inc. (a)	5,230	173,061

		$9,300,885

Consumer Services – 1.9%
Priceline.com, Inc. (a)	1,070	$711,036

Electrical Equipment – 0.4%
Amphenol Corp., “A”	2,480	$136,202

Electronics – 11.6%
Aeroflex Holding Corp. (a)	31,640	$191,422
Altera Corp.	13,700	463,608
Atmel Corp. (a)	49,130	329,171
Broadcom Corp., “A”	10,240	346,112
Corning, Inc.	42,090	544,224
JDS Uniphase Corp. (a)	84,750	932,250
Linear Technology Corp.	10,410	326,145

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Microchip Technology, Inc.	32,240	$1,066,499
Vishay Intertechnology, Inc. (a)	14,360	135,415

		$4,334,846

Internet – 12.3%
eBay, Inc. (a)	26,250	$1,102,763
Google, Inc., “A” (a)(s)	5,660	3,283,196
Yahoo!, Inc. (a)	14,970	236,975

		$4,622,934

Leisure & Toys – 0.1%
Take-Two Interactive Software, Inc. (a)	2,900	$27,434

Network & Telecom – 8.7%
F5 Networks, Inc. (a)	1,100	$109,516
Finisar Corp. (a)	38,320	573,267
Fortinet, Inc. (a)	11,200	260,064
Juniper Networks, Inc. (a)	31,180	508,546
Qualcomm, Inc.	27,900	1,553,472
Radware Ltd. (a)	2,770	106,063
Riverbed Technology, Inc. (a)	8,640	139,536

		$3,250,464

Other Banks & Diversified Financials – 6.9%
MasterCard, Inc., “A”	3,020	$1,298,932
Visa, Inc., “A”	10,250	1,267,208

		$2,566,140

Specialty Stores – 3.4%
Amazon.com, Inc. (a)	5,620	$1,283,327

Telecommunications – Wireless – 0.6%
SBA Communications Corp. (a)	4,200	$239,610

Telephone Services – 0.6%
Cogent Communications Group, Inc. (a)	6,070	$116,848
Ziggo N.V.	4,000	127,486

		$244,334

Total Common Stocks (Identified Cost, $35,733,745)		$37,471,846

Issuer/Expiration Date/ Strike Price	Number of Contracts

PUT OPTIONS PURCHASED – 0.3%
Business Services – 0.1%
Computer Sciences Corp. – December 2012 @ $27.50 (a)	84	$35,280

Electronics – 0.2%
Intel Corp. – August 2012 @ $27 (a)	549	$70,272

Total Put Options Purchased (Premiums Paid, $142,643)		$105,552

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	39,205	$39,205

Total Investments (Identified Cost, $35,915,593)		$37,616,603

Issuer/Expiration Date/ Strike Price	Number of Contracts

CALL OPTIONS WRITTEN – (0.1)%
Computer Software – (0.1)%
Oracle Corp. – July 2012 @ $29 (a)	(133)	$(12,635)
Red Hat, Inc. – July 2012 @ $55 (a)	(23)	(6,210)
Red Hat, Inc. – July 2012 @ $62.50 (a)	(16)	(464)

		$(19,309)

Computer Software – Systems – 0.0%
Apple, Inc. – July 2012 @ $620 (a)	(7)	$(1,323)
Tangoe, Inc. – July 2012 @ $22.50 (a)	(19)	(665)

		$(1,988)

Total Call Options Written (Premium Received, $13,622)		$(21,297)

PUT OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Red Hat, Inc. – July 2012 @ $45 (a)	(4)	$(20)

Entertainment – 0.0%
Netflix, Inc. – July 2012 @ $57.50 (a)	(55)	$(1,650)

Computer Software – Systems – 0.0%
Tangoe, Inc. – July 2012 @ $20 (a)	(24)	$(840)
Unisys Corp. – July 2012 @ $15 (a)	(72)	(576)
Unisys Corp. – July 2012 @ $16 (a)	(68)	(1,020)
Unisys Corp. – July 2012 @ $17 (a)	(30)	(660)

		$(3,096)

Business Services – 0.0%
Computer Sciences Corp. – July 2012 @ $22.50 (a)	(31)	$(620)

Total Put Options Written (Premium Received, $19,293)		$(5,386)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (4.9)%
Business Services – (1.3)%
Computer Sciences Corp.	(20,100)	$(498,882)

Computer Software – (1.7)%
Adobe Systems, Inc. (a)	(8,400)	$(271,908)
Informatica Corp. (a)	(3,000)	(127,080)
Intuit, Inc.	(3,900)	(231,465)

		$(630,453)

Computer Software – Systems – (0.9)%
Unisys Corp. (a)	(17,000)	$(332,350)

Entertainment – (1.0)%
Netflix, Inc. (a)	(5,500)	$(376,585)

Total Securities Sold Short (Proceeds Received, $1,744,955)		$(1,838,270)

OTHER ASSETS, LESS LIABILITIES – 4.5%		1,695,425

Net Assets – 100.0%		$37,447,075

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2012, the fund had cash collateral of $1,713,317 and other liquid securities with an aggregate value of $626,218 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral includes “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $35,876,388)	$37,577,398
Underlying affiliated funds, at cost and value	39,205
Total investments, at value (identified cost, $35,915,593)	$37,616,603
Foreign currency, at value (identified cost, $124,728)	126,298
Deposits with brokers	1,713,317
Receivables for
Investments sold	52,562
Fund shares sold	160,995
Dividends	11,012
Other assets	351
Total assets		$39,681,138
Liabilities
Payables for
Dividends on securities sold short	$3,400
Securities sold short, at value (proceeds received, $1,744,955)	1,838,270
Investments purchased	315,795
Fund shares reacquired	13,596
Written options outstanding, at value (premiums received, $32,915)	26,683
Payable to affiliates
Investment adviser	482
Shareholder servicing costs	29
Distribution and/or service fees	438
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	35,367
Total liabilities		$2,234,063
Net assets		$37,447,075
Net assets consist of
Paid-in capital	$37,186,190
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,613,661
Accumulated net realized gain (loss) on investments	(1,234,685)
Accumulated net investment loss	(118,091)
Net assets		$37,447,075
Shares of beneficial interest outstanding		5,063,780

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$15,288,123	2,031,304	$7.53
Service Class	22,158,952	3,032,476	7.31

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment loss
Income
Dividends	$88,696
Interest	1,262
Dividends from underlying affiliated funds	345
Foreign taxes withheld	(357)
Total investment income		$89,946
Expenses
Management fee	$132,012
Distribution and/or service fees	24,401
Shareholder servicing costs	1,805
Administrative services fee	8,701
Independent Trustees’ compensation	867
Custodian fee	6,519
Shareholder communications	3,469
Audit and tax fees	27,171
Legal fees	288
Dividend and interest expense on securities sold short	7,608
Miscellaneous	5,273
Total expenses		$218,114
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(10,073)
Net expenses		$208,037
Net investment loss		$(118,091)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,130,574
Written options	91,742
Securities sold short	(211,063)
Net realized gain (loss) on investments		$1,011,253
Change in unrealized appreciation (depreciation)
Investments	$1,471,438
Written options	9,007
Securities sold short	(70,863)
Translation of assets and liabilities in foreign currencies	(266)
Net unrealized gain (loss) on investments and foreign currency translation		$1,409,316
Net realized and unrealized gain (loss) on investments and foreign currency		$2,420,569
Change in net assets from operations		$2,302,478

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment loss	$(118,091)		$(238,755)
Net realized gain (loss) on investments and foreign currency	1,011,253		1,809,543
Net unrealized gain (loss) on investments and foreign currency translation	1,409,316		(1,479,013)
Change in net assets from operations	$2,302,478		$91,775
Change in net assets from fund share transactions	$5,865,406		$7,691,444
Total change in net assets	$8,167,884		$7,783,219
Net assets
At beginning of period	29,279,191		21,495,972
At end of period (including accumulated net investment loss of $118,091 and $0, respectively)	$37,447,075		$29,279,191

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$6.92		$6.84	$5.67		$3.21		$6.54		$5.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.05)	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		0.13	1.17		2.46		(3.33)		1.12
Total from investment operations	$0.61		$0.08	$1.17		$2.46		$(3.33)		$1.10
Net asset value, end of period (x)	$7.53		$6.92	$6.84		$5.67		$3.21		$6.54
Total return (%) (k)(r)(s)(x)	8.82	(n)	1.17	20.63		76.64		(50.92)		20.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.28	1.38		1.60		1.39		1.21
Expenses after expense reductions (f)	1.04	(a)	1.08	1.07		1.04		1.02		1.00
Net investment loss	(0.54	)(a)	(0.77)	(0.07)		(0.05)		(0.00	)(w)	(0.31)
Portfolio turnover	34	(n)	90	140		227		244		249
Net assets at end of period (000 omitted)	$15,288		$14,598	$15,844		$14,542		$8,051		$21,184
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.00	(a)	1.00	1.00		1.00		1.00		N/A

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$6.73		$6.66	$5.54		$3.14		$6.42		$5.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.08)	$(0.00	)(w)	$(0.01)		$(0.02)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		0.15	1.12		2.41		(3.26)		1.10
Total from investment operations	$0.58		$0.07	$1.12		$2.40		$(3.28)		$1.07
Net asset value, end of period (x)	$7.31		$6.73	$6.66		$5.54		$3.14		$6.42
Total return (%) (k)(r)(s)(x)	8.62	(n)	1.05	20.22		76.43		(51.09)		20.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.53	1.63		1.85		1.62		1.46
Expenses after expense reductions (f)	1.29	(a)	1.33	1.32		1.29		1.27		1.25
Net investment loss	(0.78	)(a)	(1.13)	(0.04)		(0.32)		(0.29)		(0.56)
Portfolio turnover	34	(n)	90	140		227		244		249
Net assets at end of period (000 omitted)	$22,159		$14,681	$5,652		$1,776		$990		$3,555
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25	1.25		1.25		1.25		N/A

See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the total returns for the year ended December 31, 2008 would have been lower by approximately 0.58%.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$37,577,398	$—	$—	$37,577,398
Mutual Funds	39,205	—	—	39,205
Total Investments	$37,616,603	$—	$—	$37,616,603
Short Sales	$(1,838,270)	$—	$—	$(1,838,270)

Other Financial Instruments
Written Options	$(26,107)	$(576)	$—	$(26,683)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$105,552	$—
Equity	Written Equity Options	—	(26,683)
Total		$105,552	$(26,683)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(124,454)	$91,742

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(27,439)	$9,007

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Deposits with brokers.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	555	$18,794
Options written	4,860	237,151
Options closed	(978)	(56,898)
Options exercised	(1,522)	(62,579)
Options expired	(2,433)	(103,553)
Outstanding, end of period	482	$32,915

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2012, this expense amounted to $7,608. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$35,967,416
Gross appreciation	3,655,734
Gross depreciation	(2,006,547)
Net unrealized appreciation (depreciation)	$1,649,187

As of 12/31/11
Capital loss carryforwards	(2,154,117)
Other temporary differences	(65,226)
Net unrealized appreciation (depreciation)	177,750

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(1,010,091)
12/31/17	(1,144,026)
Total	$(2,154,117)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $9,984 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $1,800, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $5.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0494% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $173 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $89, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $17,601,549 and $11,650,781, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	143,119	$1,112,065	293,666	$2,055,628
Service Class	1,161,798	8,714,161	1,982,378	13,664,728
	1,304,917	$9,826,226	2,276,044	$15,720,356
Shares reacquired
Initial Class	(219,964)	$(1,669,049)	(502,515)	$(3,535,100)
Service Class	(310,330)	(2,291,771)	(649,475)	(4,493,812)
	(530,294)	$(3,960,820)	(1,151,990)	$(8,028,912)

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Net change
Initial Class	(76,845)	$(556,984)	(208,849)	$(1,479,472)
Service Class	851,468	6,422,390	1,332,903	9,170,916
	774,623	$5,865,406	1,124,054	$7,691,444

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $119 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	543,876	8,875,355	(9,380,026)	39,205

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$345	$39,205

17

MFS Technology Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products and Performance“ section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2012

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (s)

Top ten holdings
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.6%
Target Corp.	1.9%
Japan Tobacco, Inc.	1.8%
Royal Dutch Shell PLC, “A”	1.7%
Vodafone Group PLC	1.6%
Groupe Danone	1.5%
Oracle Corp.	1.3%
Pfizer, Inc.	1.3%
Danaher Corp.	1.3%

Global equity sectors
Capital Goods (s)	19.0%
Financial Services	19.1%
Energy	14.5%
Technology (s)	14.1%
Health Care	9.3%
Consumer Cyclicals	9.2%
Consumer Staples	8.0%
Telecommunications/Cable Television	6.0%

Issuer country weightings (s)(x)
United States	51.0%
United Kingdom	9.2%
Japan	8.9%
Switzerland	4.3%
France	3.5%
Netherlands	3.4%
Hong Kong	3.2%
Germany	3.1%
Brazil	2.3%
Other Countries	11.1%

Currency exposure weightings (s)(y)
United States Dollar	52.1%
Euro	10.4%
British Pound Sterling	9.2%
Japanese Yen	8.9%
Hong Kong Dollar	5.0%
Swiss Franc	4.3%
Brazilian Real	2.3%
Australian Dollar	1.5%
Czech Koruna	1.1%
Other Currencies	5.2%

(s)	Includes securities sold short.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.95%	$1,000.00	$1,061.55	$4.87
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
Service Class	Actual	1.20%	$1,000.00	$1,060.23	$6.15
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sale dividend and interest expenses.

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.0%
Honeywell International, Inc.	13,530	$755,515
Precision Castparts Corp.	4,090	672,764
Rolls-Royce Holdings PLC	40,440	545,572
United Technologies Corp.	7,400	558,922

		$2,532,773

Alcoholic Beverages – 1.2%
Heineken N.V.	29,537	$1,542,858

Apparel Manufacturers – 2.2%
Guess?, Inc.	16,760	$509,001
Li & Fung Ltd.	380,000	737,371
LVMH Moet Hennessy Louis Vuitton S.A.	2,503	381,503
NIKE, Inc., “B”	6,370	559,159
VF Corp.	5,150	687,268

		$2,874,302

Automotive – 2.7%
Bayerische Motoren Werke AG	7,473	$541,478
Delphi Automotive PLC (a)	15,400	392,700
DENSO Corp.	18,500	629,906
GKN PLC	151,478	431,316
Guangzhou Automobile Group Co. Ltd., “H”	420,000	353,471
Honda Motor Co. Ltd.	19,500	679,275
Kia Motors Corp.	5,790	381,372

		$3,409,518

Biotechnology – 0.6%
Gilead Sciences, Inc. (a)	14,360	$736,381

Broadcasting – 2.0%
News Corp., “A”	32,930	$734,010
Nippon Television Network Corp.	3,070	466,645
Publicis Groupe S.A.	6,402	292,773
Walt Disney Co.	21,540	1,044,690

		$2,538,118

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	3,071	$521,517
Franklin Resources, Inc.	5,310	589,357

		$1,110,874

Business Services – 1.1%
Accenture PLC, “A”	14,000	$841,260
Cognizant Technology Solutions Corp., “A” (a)	8,870	532,200

		$1,373,460

Cable TV – 1.3%
Comcast Corp., “Special A”	37,360	$1,173,104
Virgin Media, Inc.	19,570	477,312

		$1,650,416

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.5%
3M Co.	11,590	$1,038,464
Celanese Corp.	16,850	583,347
Nufarm Ltd.	58,284	303,339

		$1,925,150

Computer Software – 3.8%
Autodesk, Inc. (a)	14,000	$489,860
Check Point Software Technologies Ltd. (a)	14,390	713,600
Citrix Systems, Inc. (a)	6,920	580,865
Microsoft Corp.	15,130	462,827
Oracle Corp.	57,920	1,720,224
Red Hat, Inc. (a)	6,480	365,990
Salesforce.com, Inc. (a)	4,010	554,423

		$4,887,789

Computer Software – Systems – 4.5%
Apple, Inc. (a)(s)	6,540	$3,819,360
EMC Corp. (a)	52,210	1,338,142
Hewlett-Packard Co.	28,970	582,587

		$5,740,089

Conglomerates – 0.2%
Hutchison Whampoa Ltd.	35,000	$302,711

Construction – 0.9%
Anhui Conch Cement Co. Ltd.	129,000	$353,835
Stanley Black & Decker, Inc.	8,450	543,842
Urbi Desarrollos Urbanos S.A. de C.V. (a)	312,950	300,758

		$1,198,435

Electrical Equipment – 2.3%
Danaher Corp. (s)	31,040	$1,616,563
Schneider Electric S.A.	9,727	541,976
Siemens AG	8,725	733,403

		$2,891,942

Electronics – 2.5%
Altera Corp.	14,770	$499,817
ASML Holding N.V.	15,417	792,742
Microchip Technology, Inc.	27,880	922,270
Taiwan Semiconductor Manufacturing Co. Ltd.	339,000	927,889

		$3,142,718

Energy – Independent – 3.8%
Cabot Oil & Gas Corp.	24,350	$959,390
Cairn Energy PLC	51,771	214,784
Cenovus Energy, Inc.	11,830	376,129
CNOOC Ltd.	269,000	542,651
EOG Resources, Inc.	7,720	695,649
INPEX Corp.	107	599,876
Occidental Petroleum Corp.	13,900	1,192,203
WPX Energy, Inc. (a)	18,920	306,126

		$4,886,808

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 5.8%
BG Group PLC	29,747	$608,857
BP PLC	190,770	1,278,190
Exxon Mobil Corp. (s)	39,120	3,347,498
Royal Dutch Shell PLC, “A”	66,397	2,236,667

		$7,471,212

Engineering – Construction – 1.7%
Fluor Corp.	13,360	$659,182
JGC Corp.	40,000	1,157,731
Keppel Corp. Ltd.	42,400	347,430

		$2,164,343

Food & Beverages – 3.8%
Groupe Danone	31,601	$1,960,161
Kraft Foods, Inc., “A”	28,750	1,110,325
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,600	135,126
Nestle S.A.	23,250	1,386,895
Want Want China Holdings Ltd.	243,000	300,618

		$4,893,125

Food & Drug Stores – 0.8%
Lawson, Inc.	7,900	$552,705
William Morrison Supermarkets PLC	119,530	498,860

		$1,051,565

Gaming & Lodging – 0.6%
Sands China Ltd.	220,400	$706,018

General Merchandise – 1.9%
Target Corp.	42,330	$2,463,183

Insurance – 5.0%
ACE Ltd.	18,760	$1,390,679
AIA Group Ltd.	280,000	965,425
Hiscox Ltd.	136,746	916,034
ING Groep N.V. (a)	131,174	885,008
Prudential Financial, Inc.	10,910	528,371
QBE Insurance Group Ltd.	43,990	606,498
Swiss Re Ltd.	17,057	1,071,569

		$6,363,584

Internet – 1.7%
eBay, Inc. (a)	18,550	$779,286
Google, Inc., “A” (a)	2,520	1,461,776

		$2,241,062

Machinery & Tools – 1.7%
Glory Ltd.	22,200	$461,656
Joy Global, Inc.	14,450	819,749
Schindler Holding AG	5,971	667,736
Sinotruk Hong Kong Ltd.	465,500	279,504

		$2,228,645

Major Banks – 5.4%
Barclays PLC	157,614	$403,459
BNP Paribas	15,634	603,532
BOC Hong Kong Holdings Ltd.	238,500	732,446

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	8,320	$797,555
JPMorgan Chase & Co.	42,960	1,534,961
PNC Financial Services Group, Inc.	12,290	751,042
Standard Chartered PLC	58,144	1,267,588
State Street Corp.	18,280	816,019

		$6,906,602

Medical & Health Technology & Services – 1.0%
Diagnosticos da America S.A.	82,400	$541,949
Kobayashi Pharmaceutical Co. Ltd.	13,700	761,851

		$1,303,800

Medical Equipment – 2.8%
Covidien PLC	20,120	$1,076,420
Sonova Holding AG	5,867	566,142
St. Jude Medical, Inc.	22,090	881,612
Thermo Fisher Scientific, Inc.	20,670	1,072,980

		$3,597,154

Metals & Mining – 1.9%
Iluka Resources Ltd.	50,558	$592,443
Rio Tinto Ltd.	22,590	1,078,883
Steel Authority of India Ltd.	223,424	366,257
Sumitomo Metal Industries Ltd.	260,000	427,997

		$2,465,580

Natural Gas – Distribution – 1.0%
GDF SUEZ	31,352	$748,025
Tokyo Gas Co. Ltd.	105,000	536,242

		$1,284,267

Network & Telecom – 0.7%
Finisar Corp. (a)	31,540	$471,838
Juniper Networks, Inc. (a)	27,600	450,156

		$921,994

Oil Services – 1.0%
AMEC PLC	18,460	$291,357
Dresser-Rand Group, Inc. (a)	7,440	331,378
Schlumberger Ltd.	9,650	626,382

		$1,249,117

Other Banks & Diversified Financials – 6.9%
Bank Rakyat Indonesia	893,500	$611,492
DBS Group Holdings Ltd.	77,000	849,925
Discover Financial Services	20,040	692,983
Federal Bank Ltd.	51,677	415,147
Fifth Third Bancorp	62,540	838,036
ICICI Bank Ltd.	33,754	548,973
Itau Unibanco Holding S.A., IPS	59,500	838,066
Julius Baer Group Ltd.	13,461	487,373
Komercni Banka A.S.	4,160	722,009
National Bank of Canada	9,800	700,468
Siam Commercial Bank Co. Ltd.	172,400	797,947
Visa, Inc., “A”	11,050	1,366,112

		$8,868,531

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.9%
Abbott Laboratories	17,530	$1,130,159
Bayer AG	18,561	1,338,408
Pfizer, Inc.	72,000	1,656,000
Roche Holding AG	7,642	1,319,219
Santen Pharmaceutical Co. Ltd.	21,600	884,969

		$6,328,755

Precious Metals & Minerals – 0.3%
Newcrest Mining Ltd.	19,160	$445,974

Railroad & Shipping – 0.9%
East Japan Railway Co.	5,400	$339,034
Union Pacific Corp.	6,280	749,267

		$1,088,301

Real Estate – 0.9%
GSW Immobilien AG (l)	14,439	$492,993
Hang Lung Properties Ltd.	208,000	708,039

		$1,201,032

Restaurants – 0.6%
Ajisen China Holdings Ltd.	134,000	$93,040
YUM! Brands, Inc.	10,220	658,372

		$751,412

Specialty Chemicals – 2.0%
Airgas, Inc.	8,040	$675,440
Akzo Nobel N.V.	22,260	1,047,109
Linde AG	5,228	814,303

		$2,536,852

Specialty Stores – 1.1%
Industria de Diseno Textil S.A.	4,440	$459,228
Tiffany & Co.	7,420	392,889
Urban Outfitters, Inc. (a)	20,480	565,043

		$1,417,160

Telecommunications – Wireless – 3.2%
American Tower Corp., REIT	6,390	$446,725
KDDI Corp.	150	967,551
TIM Participacoes S.A., ADR	24,220	665,081
Vodafone Group PLC	708,152	1,989,649

		$4,069,006

Telephone Services – 1.5%
AT&T, Inc.	21,510	$767,047
China Unicom (Hong Kong) Ltd.	252,000	317,029
Telecom Italia S.p.A.	299,152	294,796
Telecom Italia S.p.A.	555,149	446,562
Ziggo N.V.	4,270	136,092

		$1,961,526

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 3.0%
Japan Tobacco, Inc.	78,600	$2,329,197
Philip Morris International, Inc.	16,650	1,452,879

		$3,782,076

Trucking – 1.1%
Expeditors International of Washington, Inc.	21,250	$823,438
Yamato Holdings Co. Ltd.	33,800	544,200

		$1,367,638

Utilities – Electric Power – 2.9%
CEZ A.S.	21,324	$736,920
CMS Energy Corp.	57,380	1,348,430
Edison International	17,570	811,734
Energias do Brasil S.A.	45,000	288,798
Tractebel Energia S.A.	28,970	535,840

		$3,721,722

Total Common Stocks (Identified Cost, $122,427,532)		$127,595,578

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	710,653	$710,653

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	372,589	$372,589

Total Investments (Identified Cost, $123,510,774)		$128,678,820

SECURITIES SOLD SHORT – (0.4)%
Business Services – (0.2)%
Computer Sciences Corp.	(13,200)	$(327,624)

Machinery & Tools – (0.2)%
Manitowoc Co., Inc.	(8,800)	$(102,960)
Terex Corp. (a)	(5,520)	(98,422)

		$(201,382)

Total Securities Sold Short (Proceeds Received, $618,852)		$(529,006)

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(34,950)

Net Assets – 100.0%		$128,114,864

6

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2012, the fund had cash collateral of $339,366 and other liquid securities with an aggregate value of $777,190 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral includes “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $122,800,121)	$127,968,167
Underlying affiliated funds, at cost and value	710,653
Total investments, at value, including $359,983 of securities on loan (identified cost, $123,510,774)	$128,678,820
Foreign currency, at value (identified cost, $49,014)	49,253
Deposits with brokers	339,366
Receivables for
Investments sold	984,622
Interest and dividends	280,851
Other assets	1,112
Total assets		$130,334,024
Liabilities
Payables for
Dividends on securities sold short	$1,860
Securities sold short, at value (proceeds received, $618,852)	529,006
Investments purchased	1,002,719
Fund shares reacquired	200,737
Collateral for securities loaned, at value	372,589
Payable to affiliates
Investment adviser	7,882
Shareholder servicing costs	100
Distribution and/or service fees	248
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	104,004
Total liabilities		$2,219,160
Net assets		$128,114,864
Net assets consist of
Paid-in capital	$161,880,299
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $28,718 deferred country tax)	5,228,021
Accumulated net realized gain (loss) on investments and foreign currency	(42,487,013)
Undistributed net investment income	3,493,557
Net assets		$128,114,864
Shares of beneficial interest outstanding		6,820,957

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$115,629,540	6,151,938	$18.80
Service Class	12,485,324	669,019	18.66

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$2,203,039
Interest	24,571
Dividends from underlying affiliated funds	403
Foreign taxes withheld	(123,329)
Total investment income		$2,104,684
Expenses
Management fee	$502,619
Distribution and/or service fees	16,291
Shareholder servicing costs	6,883
Administrative services fee	15,018
Independent Trustees’ compensation	3,419
Custodian fee	44,491
Shareholder communications	6,656
Audit and tax fees	35,676
Legal fees	1,152
Dividend and interest expense on securities sold short	7,245
Miscellaneous	11,016
Total expenses		$650,466
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(346)
Net expenses		$650,119
Net investment income		$1,454,565
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $4,844 country tax)	$4,097,893
Written options	6,193
Securities sold short	(198,746)
Foreign currency	(12,241)
Net realized gain (loss) on investments and foreign currency		$3,893,099
Change in unrealized appreciation (depreciation)
Investments (net of $25,773 increase in deferred country tax)	$2,628,357
Written options	(673)
Securities sold short	229,784
Translation of assets and liabilities in foreign currencies	1,595
Net unrealized gain (loss) on investments and foreign currency translation		$2,859,063
Net realized and unrealized gain (loss) on investments and foreign currency		$6,752,162
Change in net assets from operations		$8,206,727

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$1,454,565	$2,037,782
Net realized gain (loss) on investments and foreign currency	3,893,099	6,955,216
Net unrealized gain (loss) on investments and foreign currency translation	2,859,063	(18,310,024)
Change in net assets from operations	$8,206,727	$(9,317,026)
Distributions declared to shareholders
From net investment income	$—	$(1,734,310)
Change in net assets from fund share transactions	$(10,476,964)	$(19,755,648)
Total change in net assets	$(2,270,237)	$(30,806,984)
Net assets
At beginning of period	130,385,101	161,192,085
At end of period (including undistributed net investment income of $3,493,557 and $2,038,992, respectively)	$128,114,864	$130,385,101

See Notes to Financial Statements

10

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$17.71		$19.23	$17.29	$13.30	$21.04	$18.73
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.27	$0.20	$0.20	$0.19	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(1.56)	1.97	4.03	(7.81)	2.37
Total from investment operations	$1.09		$(1.29)	$2.17	$4.23	$(7.62)	$2.47
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.23)	$(0.24)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$18.80		$17.71	$19.23	$17.29	$13.30	$21.04
Total return (%) (k)(r)(s)(x)	6.15	(n)	(6.73)	12.66	32.44	(36.43)	13.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97	0.97	0.98	0.87	0.83
Expenses after expense reductions (f)	0.95	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	2.20	(a)	1.38	1.18	1.42	1.06	0.48
Portfolio turnover	26	(n)	54	59	63	144	84
Net assets at end of period (000 omitted)	$115,630		$117,312	$144,156	$149,758	$134,672	$268,217
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	0.96	0.96	0.98	N/A	N/A

See Notes to Financial Statements

11

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$17.60		$19.11	$17.18	$13.21	$20.89	$18.60
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.22	$0.16	$0.17	$0.14	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(1.55)	1.96	3.99	(7.76)	2.36
Total from investment operations	$1.06		$(1.33)	$2.12	$4.16	$(7.62)	$2.41
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.19)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$18.66		$17.60	$19.11	$17.18	$13.21	$20.89
Total return (%) (k)(r)(s)(x)	6.02	(n)	(7.00)	12.42	32.03	(36.57)	12.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.22	1.22	1.23	1.12	1.08
Expenses after expense reductions (f)	1.20	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.93	(a)	1.13	0.93	1.21	0.81	0.23
Portfolio turnover	26	(n)	54	59	63	144	84
Net assets at end of period (000 omitted)	$12,485		$13,073	$17,036	$17,901	$18,199	$28,832
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	1.21	1.21	1.23	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.86%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have been lower by approximately 0.71% and 0.70%, respectively.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$64,802,053	$—	$—	$64,802,053
United Kingdom	214,784	11,546,433	—	11,761,217
Japan	884,969	10,453,867	—	11,338,836
Switzerland	—	5,498,935	—	5,498,935
France	1,960,161	2,567,809	—	4,527,970
Netherlands	928,834	3,474,975	—	4,403,809
Hong Kong	—	4,152,010	—	4,152,010
Germany	492,993	3,427,592	—	3,920,585
Brazil	3,004,859	—	—	3,004,859
Other Countries	4,282,063	9,903,241	—	14,185,304
Mutual Funds	1,083,242	—	—	1,083,242
Total Investments	$77,653,958	$51,024,862	$—	$128,678,820
Short Sales	$(529,006)	$—	$—	$(529,006)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $25,937,866 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $492,993 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options. At June 30, 2012, the fund did not have any outstanding derivate instruments.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Written Options
Equity	$6,193

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Written Options
Equity	$(673)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	32	$2,369
Options written	82	7,447
Options closed	(35)	(5,624)
Options exercised	(57)	(2,540)
Options expired	(22)	(1,652)
Outstanding, end of period	—	$—
Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2012, this expense amounted to $7,245. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$1,734,310

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$123,610,179
Gross appreciation	15,297,887
Gross depreciation	(10,229,246)
Net unrealized appreciation (depreciation)	$5,068,641

As of 12/31/11
Undistributed ordinary income	2,038,992
Capital loss carryforwards	(46,280,707)
Other temporary differences	(144,958)
Net unrealized appreciation (depreciation)	2,414,511

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(27,558,952)
12/31/17	(18,721,755)
Total	$(46,280,707)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$1,599,294
Service Class	—	135,016
Total	$—	$1,734,310

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $6,877, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $6.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0224% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $695 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $346, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $34,557,264 and $43,973,396, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	12,418	$236,467	28,690	$520,163
Service Class	22,605	415,362	74,343	1,365,536
	35,023	$651,829	103,033	$1,885,699
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	87,537	$1,599,294
Service Class	—	—	7,427	135,016
	—	$—	94,964	$1,734,310
Shares reacquired
Initial Class	(486,340)	$(9,287,270)	(985,079)	$(18,958,720)
Service Class	(96,326)	(1,841,523)	(230,372)	(4,416,937)
	(582,666)	$(11,128,793)	(1,215,451)	$(23,375,657)

18

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Net change
Initial Class	(473,922)	$(9,050,803)	(868,852)	$(16,839,263)
Service Class	(73,721)	(1,426,161)	(148,602)	(2,916,385)
	(547,643)	$(10,476,964)	(1,017,454)	$(19,755,648)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $459 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	316,413	16,334,571	(15,940,331)	710,653

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$403	$710,653

19

MFS Global Research Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
KDDI Corp.	3.5%
Heineken N.V.	3.1%
Royal Dutch Shell PLC, “A”	3.0%
Groupe Danone	2.8%
British American Tobacco PLC	2.8%
Vodafone Group PLC	2.8%
GlaxoSmithKline PLC	2.7%
Nestle S.A.	2.7%
Kao Corp.	2.6%
Japan Tobacco, Inc.	2.5%

Equity sectors
Consumer Staples	21.0%
Financial Services	17.4%
Health Care	10.6%
Utilities & Communications	9.4%
Technology	7.9%
Special Products & Services	6.2%
Energy	6.1%
Industrial Goods & Services	4.6%
Leisure	3.8%
Basic Materials	3.4%
Retailing	1.9%
Transportation	1.6%
Autos & Housing	1.5%

Issuer country weightings (x)
Japan	27.9%
United Kingdom	27.8%
Switzerland	10.9%
Germany	7.5%
France	6.0%
Netherlands	4.6%
United States	4.6%
Sweden	1.7%
Taiwan	1.5%
Other Countries	7.5%

Currency exposure weightings (i)(y)
British Pound Sterling	27.8%
Japanese Yen	27.3%
Euro	21.2%
Swiss Franc	10.9%
United States Dollar	4.9%
Swedish Krona	1.7%
Taiwan Dollar	1.5%
Norwegian Krone	1.0%
Danish Krone	0.9%
Other Currencies	2.8%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.98%	$1,000.00	$1,062.67	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
Service Class	Actual	1.23%	$1,000.00	$1,061.37	$6.30
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.4%
Aerospace – 1.2%
Cobham PLC	1,718,279	$6,258,062

Alcoholic Beverages – 3.1%
Heineken N.V.	316,859	$16,551,051

Automotive – 0.8%
USS Co. Ltd.	39,250	$4,239,685

Broadcasting – 1.9%
Fuji Television Network, Inc.	3,090	$5,316,087
Nippon Television Network Corp.	31,380	4,769,809

		$10,085,896

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	364,538	$2,786,692
Daiwa Securities Group, Inc.	1,379,000	5,191,969

		$7,978,661

Business Services – 6.2%
Amadeus IT Holding S.A.	353,899	$7,494,554
Brenntag AG	30,239	3,345,279
Bunzl PLC	464,720	7,612,960
Compass Group PLC	870,235	9,128,097
Nomura Research, Inc.	260,400	5,739,307

		$33,320,197

Chemicals – 1.2%
Givaudan S.A.	6,385	$6,271,209

Computer Software – 0.8%
OBIC Co. Ltd.	21,380	$4,106,011

Computer Software – Systems – 2.1%
Asustek Computer, Inc.	248,640	$2,299,964
Konica Minolta Holdings, Inc.	491,500	3,873,381
Nintendo Co. Ltd.	27,500	3,208,813
Venture Corp. Ltd.	326,000	2,018,886

		$11,401,044

Construction – 0.7%
Geberit AG	19,230	$3,793,188

Consumer Products – 7.0%
Henkel KGaA, IPS	151,774	$10,079,571
Kao Corp.	505,800	13,949,954
KOSE Corp.	109,600	2,593,180
Reckitt Benckiser Group PLC	207,592	10,940,303

		$37,563,008

Containers – 0.4%
Brambles Ltd.	303,589	$1,925,566

Electrical Equipment – 1.7%
Legrand S.A. (l)	188,370	$6,406,479
Spectris PLC	117,261	2,820,258

		$9,226,737

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.3%
ASM International N.V.	54,084	$2,055,141
Halma PLC	582,719	3,828,276
Hirose Electric Co. Ltd.	15,700	1,552,315
Samsung Electronics Co. Ltd.	4,436	4,703,149
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	413,067	5,766,415

		$17,905,296

Energy – Independent – 0.7%
Cairn Energy PLC	850,029	$3,526,544

Energy – Integrated – 5.4%
BP PLC	1,898,256	$12,718,629
Royal Dutch Shell PLC, “A”	475,805	16,028,095

		$28,746,724

Food & Beverages – 5.6%
Groupe Danone	245,813	$15,247,398
ITO EN Ltd.	35,500	664,174
Nestle S.A.	239,923	14,311,747

		$30,223,319

Food & Drug Stores – 1.5%
Lawson, Inc.	117,100	$8,192,620

Insurance – 6.0%
Amlin PLC	314,083	$1,743,398
Catlin Group Ltd.	318,798	2,126,817
Euler Hermes	22,226	1,440,756
Hiscox Ltd.	601,913	4,032,093
ING Groep N.V. (a)	629,662	4,248,220
Jardine Lloyd Thompson Group PLC	247,978	2,718,597
Swiss Re Ltd.	141,195	8,870,272
Zurich Insurance Group AG	30,578	6,898,998

		$32,079,151

Leisure & Toys – 0.4%
Sankyo Co. Ltd.	39,600	$1,932,094

Machinery & Tools – 1.7%
Glory Ltd.	115,800	$2,408,099
Neopost S.A.	78,391	4,183,807
Schindler Holding AG	23,658	2,645,671

		$9,237,577

Major Banks – 3.5%
HSBC Holdings PLC	1,533,193	$13,518,847
Sumitomo Mitsui Financial Group, Inc.	166,800	5,502,544

		$19,021,391

Medical & Health Technology & Services – 0.9%
Kobayashi Pharmaceutical Co. Ltd.	90,100	$5,010,423

Medical Equipment – 0.5%
Nihon Kohden Corp.	89,000	$2,710,087

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 1.7%
Ericsson, Inc., “B” (l)	980,231	$8,934,443

Other Banks & Diversified Financials – 4.1%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	354,000	2,126,122
DnB NOR A.S.A.	513,294	5,106,378
Hachijuni Bank Ltd.	346,000	1,800,125
Joyo Bank Ltd.	504,000	2,294,588
Julius Baer Group Ltd.	76,175	2,758,015
Jyske Bank A.S. (a)	34,752	936,643
Sapporo Hokuyo Holdings, Inc.	461,800	1,430,261
Sydbank A.S. (a)	56,267	913,745
UniCredit S.p.A. (a)	1,134,384	4,298,475
Unione di Banche Italiane ScpA	185,392	608,495

		$22,272,847

Pharmaceuticals – 9.2%
Bayer AG	143,005	$10,311,893
GlaxoSmithKline PLC	634,147	14,379,822
Hisamitsu Pharmaceutical Co., Inc.	45,800	2,255,788
Roche Holding AG	75,126	12,968,808
Sanofi	68,236	5,174,408
Santen Pharmaceutical Co. Ltd.	110,000	4,506,787

		$49,597,506

Printing & Publishing – 1.5%
Pearson PLC	327,910	$6,512,660
United Business Media Ltd.	179,812	1,649,146

		$8,161,806

Real Estate – 2.3%
Deutsche Wohnen AG	398,242	$6,711,174
GSW Immobilien AG (l)	132,288	4,516,731
TAG Immobilien AG (l)	135,220	1,269,716

		$12,497,621

Specialty Chemicals – 1.8%
Shin-Etsu Chemical Co. Ltd.	103,800	$5,710,719
Symrise AG	124,041	3,765,801

		$9,476,520

Specialty Stores – 0.4%
Esprit Holdings Ltd.	1,857,672	$2,401,985

Telecommunications – Wireless – 7.7%
KDDI Corp.	2,891	$18,647,939
NTT DoCoMo, Inc.	4,731	7,873,225
Vodafone Group PLC	5,263,903	14,789,651

		$41,310,815

Telephone Services – 1.7%
China Unicom (Hong Kong) Ltd.	1,104,000	$1,388,903
Royal KPN N.V.	216,552	2,070,694
TDC A.S.	465,790	3,237,652
Telecom Italia S.p.A.	3,337,082	2,684,347

		$9,381,596

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Tobacco – 5.3%
British American Tobacco PLC		292,591	$14,892,392
Japan Tobacco, Inc.		457,800	13,566,242

			$28,458,634

Trucking – 1.6%
Yamato Holdings Co. Ltd.		519,200	$8,359,431

Total Common Stocks (Identified Cost, $505,458,108)			$512,158,745

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.0%
JPY Currency – August 2012 @ $0.0118	JPY	1,342,944,000	$9,401
JPY Currency – January 2013 @ $0.0119	JPY	360,804,000	49,430
JPY Currency – March 2013 @ $0.0110	JPY	374,496,933	20,223

Total Put Options Purchased (Premiums Paid, $413,340)			$79,054

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – March 2013 @ JPY 121.25 (Premiums Paid, $431,434)	EUR	17,140,165	$59,185

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)		22,257,006	$22,257,006

COLLATERAL FOR SECURITIES LOANED – 1.6%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)		8,423,659	$8,423,659

Total Investments (Identified Cost, $536,983,547)			$542,977,649

OTHER ASSETS, LESS LIABILITIES – (1.1)%			(6,078,611)

Net Assets – 100.0%			$536,899,038

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

5

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $514,726,541)	$520,720,643
Underlying affiliated funds, at cost and value	22,257,006
Total investments, at value, including $8,393,728 of securities on loan (identified cost, $536,983,547)	$542,977,649
Foreign currency, at value (identified cost, $702,308)	701,105
Receivables for
Investments sold	1,826,281
Fund shares sold	1,554,536
Interest and dividends	1,525,068
Other assets	2,920
Total assets		$548,587,559
Liabilities
Payables for
Investments purchased	$2,211,764
Fund shares reacquired	932,793
Collateral for securities loaned, at value	8,423,659
Payable to affiliates
Investment adviser	39,165
Shareholder servicing costs	419
Distribution and/or service fees	9,310
Payable for independent Trustees’ compensation	37
Accrued expenses and other liabilities	71,374
Total liabilities		$11,688,521
Net assets		$536,899,038
Net assets consist of
Paid-in capital	$538,871,160
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,970,575
Accumulated net realized gain (loss) on investments and foreign currency	(26,471,344)
Undistributed net investment income	18,528,647
Net assets		$536,899,038
Shares of beneficial interest outstanding		33,692,984

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$68,665,637	4,263,604	$16.11
Service Class	468,233,401	29,429,380	15.91

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$14,276,740
Interest	169,609
Dividends from underlying affiliated funds	13,350
Foreign taxes withheld	(825,173)
Total investment income		$13,634,526
Expenses
Management fee	$2,222,964
Distribution and/or service fees	534,144
Shareholder servicing costs	25,312
Administrative services fee	41,851
Independent Trustees’ compensation	8,257
Custodian fee	67,313
Shareholder communications	7,231
Audit and tax fees	27,063
Legal fees	3,742
Miscellaneous	17,526
Total expenses		$2,955,403
Fees paid indirectly	(8)
Reduction of expenses by investment adviser	(1,248)
Net expenses		$2,954,147
Net investment income		$10,680,379
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(2,028,787)
Foreign currency	28,782
Net realized gain (loss) on investments and foreign currency		$(2,000,005)
Change in unrealized appreciation (depreciation)
Investments	$19,086,066
Translation of assets and liabilities in foreign currencies	1,903
Net unrealized gain (loss) on investments and foreign currency translation		$19,087,969
Net realized and unrealized gain (loss) on investments and foreign currency		$17,087,964
Change in net assets from operations		$27,768,343

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$10,680,379		$8,616,811
Net realized gain (loss) on investments and foreign currency	(2,000,005)		2,321,685
Net unrealized gain (loss) on investments and foreign currency translation	19,087,969		(19,156,161)
Change in net assets from operations	$27,768,343		$(8,217,665)
Distributions declared to shareholders
From net investment income	$—		$(4,742,528)
Change in net assets from fund share transactions	$67,029,906		$61,502,991
Total change in net assets	$94,798,249		$48,542,798
Net assets
At beginning of period	442,100,789		393,557,991
At end of period (including undistributed net investment income of $18,528,647 and $7,848,268, respectively)	$536,899,038		$442,100,789

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.16		$15.59	$14.51	$12.03	$18.68	$20.02
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.36	$0.26	$0.25	$0.44	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		(0.59)	1.05	2.64	(5.94)	1.13
Total from investment operations	$0.95		$(0.23)	$1.31	$2.89	$(5.50)	$1.46
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.41)	$(0.16)	$(0.33)
From net realized gain on investments	—		—	—	—	(0.99)	(2.47)
Total distributions declared to shareholders	$—		$(0.20)	$(0.23)	$(0.41)	$(1.15)	$(2.80)
Net asset value, end of period (x)	$16.11		$15.16	$15.59	$14.51	$12.03	$18.68
Total return (%) (k)(r)(s)(x)	6.27	(n)	(1.52)	9.11	25.37	(31.41)	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.01	1.06	1.09	1.05	1.05
Expenses after expense reductions (f)	0.98	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	4.59	(a)	2.28	1.79	2.00	2.82	1.67
Portfolio turnover	11	(n)	16	28	49	44	44
Net assets at end of period (000 omitted)	$68,666		$60,532	$68,356	$63,978	$57,968	$117,100

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$14.99		$15.43	$14.38	$11.91	$18.53	$19.92
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.31	$0.20	$0.23	$0.39	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		(0.58)	1.05	2.62	(5.87)	1.24
Total from investment operations	$0.92		$(0.27)	$1.25	$2.85	$(5.48)	$1.40
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.20)	$(0.38)	$(0.15)	$(0.32)
From net realized gain on investments	—		—	—	—	(0.99)	(2.47)
Total distributions declared to shareholders	$—		$(0.17)	$(0.20)	$(0.38)	$(1.14)	$(2.79)
Net asset value, end of period (x)	$15.91		$14.99	$15.43	$14.38	$11.91	$18.53
Total return (%) (k)(r)(s)(x)	6.14	(n)	(1.78)	8.78	25.11	(31.58)	7.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.26	1.31	1.34	1.30	1.30
Expenses after expense reductions (f)	1.23	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	4.28	(a)	1.98	1.43	1.83	2.52	0.87
Portfolio turnover	11	(n)	16	28	49	44	44
Net assets at end of period (000 omitted)	$468,233		$381,569	$325,202	$206,006	$179,067	$224,339

See Notes to Financial Statements

9

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,506,786	$145,024,992	$—	$149,531,778
United Kingdom	17,185,444	132,039,201	—	149,224,645
Switzerland	—	58,517,909	—	58,517,909
Germany	9,552,249	30,447,918	—	40,000,167
France	15,247,398	17,205,451	—	32,452,849
Netherlands	2,070,694	22,854,413	—	24,925,107
Sweden	8,934,443	—	—	8,934,443
Taiwan	5,766,415	2,299,964	—	8,066,379
Italy	—	7,591,317	—	7,591,317
Other Countries	1,388,903	31,525,248	0	32,914,151
Purchased Currency Options	—	138,239	—	138,239
Mutual Funds	30,680,665	—	—	30,680,665
Total Investments	$95,332,997	$447,644,652	$0	$542,977,649

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2012, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $230,626,212 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $26,462,172 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$138,239

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(128,439)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(397,393)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$4,742,528

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$537,637,894
Gross appreciation	45,981,839
Gross depreciation	(40,642,084)
Net unrealized appreciation (depreciation)	$5,339,755

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

As of 12/31/11
Undistributed ordinary income	7,872,137
Capital loss carryforwards	(23,816,992)
Other temporary differences	(49,299)
Net unrealized appreciation (depreciation)	(13,746,311)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(4,502,795)
12/31/17	(18,221,256)
12/31/18	(1,092,941)
Total	$(23,816,992)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$789,091
Service Class	—	3,953,437
Total	$—	$4,742,528

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $25,282, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $30.

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,447 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,248, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $125,973,152 and $53,318,269, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	753,779	$11,936,102	299,507	$4,681,107
Service Class	6,300,036	98,972,969	8,945,525	139,378,085
	7,053,815	$110,909,071	9,245,032	$144,059,192
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	50,876	$789,091
Service Class	—	—	257,385	3,953,437
	—	$—	308,261	$4,742,528
Shares reacquired
Initial Class	(483,540)	$(7,627,959)	(741,692)	$(11,743,882)
Service Class	(2,319,011)	(36,251,206)	(4,825,216)	(75,554,847)
	(2,802,551)	$(43,879,165)	(5,566,908)	$(87,298,729)
Net change
Initial Class	270,239	$4,308,143	(391,309)	$(6,273,684)
Service Class	3,981,025	62,721,763	4,377,694	67,776,675
	4,251,264	$67,029,906	3,986,385	$61,502,991

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,633 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,740,443	84,321,326	(81,804,763)	22,257,006

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,350	$22,257,006

17

MFS International Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2012

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	2.5%
Colgate-Palmolive Co.	2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	2.3%
Danaher Corp.	2.3%
Pernod Ricard S.A.	2.2%
Google, Inc., “A”	2.1%
Compass Group PLC	2.0%
Apple, Inc.	2.0%
United Technologies Corp.	1.9%
Reckitt Benckiser Group PLC	1.9%

Equity sectors
Technology	15.4%
Consumer Staples	14.8%
Financial Services	12.1%
Industrial Goods & Services	12.1%
Health Care	10.0%
Special Products & Services	8.6%
Retailing	8.3%
Basic Materials	5.8%
Energy	4.4%
Leisure	3.4%
Transportation	1.9%
Autos & Housing	1.4%
Utilities & Communications	0.5%

Issuer country weightings (x)
United States	52.5%
France	12.4%
United Kingdom	10.1%
Switzerland	6.0%
Brazil	4.0%
Germany	4.0%
Taiwan	1.7%
Japan	1.6%
Spain	1.6%
Other Countries	6.1%

Currency exposure weightings (y)
United States Dollar	55.9%
Euro	18.7%
British Pound Sterling	10.1%
Swiss Franc	6.0%
Brazilian Real	2.9%
Taiwan Dollar	1.7%
Japanese Yen	1.6%
Hong Kong Dollar	1.1%
South Korean Won	0.9%
Other Currencies	1.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.18%	$1,000.00	$1,071.48	$6.08
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
Service Class	Actual	1.43%	$1,000.00	$1,070.48	$7.36
	Hypothetical (h)	1.43%	$1,000.00	$1,017.75	$7.17

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 2.4%
Rolls-Royce Holdings PLC	23,225	$313,323
United Technologies Corp.	14,870	1,123,131

		$1,436,454

Alcoholic Beverages – 4.3%
Diageo PLC	33,234	$854,652
Heineken N.V.	7,530	393,328
Pernod Ricard S.A.	12,491	1,336,243

		$2,584,223

Apparel Manufacturers – 4.7%
Compagnie Financiere Richemont S.A.	7,952	$436,410
Li & Fung Ltd.	331,600	643,453
LVMH Moet Hennessy Louis Vuitton S.A.	8,872	1,352,255
NIKE, Inc., “B”	4,090	359,020

		$2,791,138

Automotive – 1.4%
Johnson Controls, Inc.	29,620	$820,770

Broadcasting – 3.4%
Publicis Groupe S.A. (l)	19,011	$869,403
Viacom, Inc., “B”	16,640	782,413
Walt Disney Co.	7,320	355,020

		$2,006,836

Brokerage & Asset Managers – 3.6%
BM&F Bovespa S.A.	105,200	$536,868
Charles Schwab Corp.	27,770	359,066
CME Group, Inc.	1,140	305,645
Franklin Resources, Inc.	8,570	951,184

		$2,152,763

Business Services – 8.6%
Accenture PLC, “A”	16,000	$961,440
Brenntag AG	4,435	490,635
Cognizant Technology Solutions Corp., “A” (a)	7,850	471,000
Compass Group PLC	116,670	1,223,779
Dun & Bradstreet Corp.	4,430	315,283
Intertek Group PLC	8,686	365,051
LPS Brasil – Consultoria de Imoveis S.A.	22,400	373,612
Michael Page International PLC	5,553	32,726
MSCI, Inc., “A” (a)	16,800	571,536
Verisk Analytics, Inc., “A” (a)	6,340	312,308

		$5,117,370

Chemicals – 0.5%
Monsanto Co.	3,890	$322,014

Computer Software – 3.9%
Autodesk, Inc. (a)	11,370	$397,836
Check Point Software Technologies Ltd. (a)	12,190	604,502

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Dassault Systems S.A.	3,662	$344,015
Oracle Corp.	33,350	990,495

		$2,336,848

Computer Software – Systems – 3.5%
Apple, Inc. (a)	2,090	$1,220,560
EMC Corp. (a)	11,890	304,741
International Business Machines Corp.	2,910	569,138

		$2,094,439

Consumer Products – 5.9%
Colgate-Palmolive Co.	14,300	$1,488,630
Procter & Gamble Co.	14,930	914,463
Reckitt Benckiser Group PLC	21,234	1,119,053

		$3,522,146

Electrical Equipment – 8.4%
Amphenol Corp., “A”	9,250	$508,010
Danaher Corp.	25,850	1,346,268
Legrand S.A. (l)	25,807	877,698
Mettler-Toledo International, Inc. (a)	3,870	603,140
Schneider Electric S.A.	9,084	506,149
Sensata Technologies Holding B.V. (a)	27,220	728,952
W.W. Grainger, Inc.	2,310	441,764

		$5,011,981

Electronics – 4.7%
ASML Holding N.V.	5,940	$305,435
Microchip Technology, Inc.	27,670	915,324
Samsung Electronics Co. Ltd.	529	560,858
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,328	1,023,659

		$2,805,276

Energy – Independent – 1.4%
Occidental Petroleum Corp.	9,560	$819,961

Energy – Integrated – 0.9%
Exxon Mobil Corp.	6,530	$558,772

Food & Beverages – 4.6%
Groupe Danone	24,217	$1,502,143
Mead Johnson Nutrition Co., “A”	3,880	312,379
Nestle S.A.	5,441	324,563
PepsiCo, Inc.	8,950	632,407

		$2,771,492

General Merchandise – 2.0%
Kohl’s Corp.	6,170	$280,673
Lojas Renner S.A.	15,700	440,475
Target Corp.	8,530	496,361

		$1,217,509

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.8%
Google, Inc., “A” (a)	2,200	$1,276,154
Yahoo Japan Corp.	1,284	415,537

		$1,691,691

Machinery & Tools – 1.3%
Schindler Holding AG	6,717	$751,161

Major Banks – 2.1%
HSBC Holdings PLC	62,948	$555,041
Standard Chartered PLC	32,847	716,092

		$1,271,133

Medical & Health Technology & Services – 1.3%
Diagnosticos da America S.A.	29,100	$191,392
Fresenius Medical Care AG & Co. KGaA	4,239	300,043
Patterson Cos., Inc.	8,850	305,060

		$796,495

Medical Equipment – 6.6%
Becton, Dickinson & Co.	4,120	$307,970
DENTSPLY International, Inc.	16,630	628,780
Essilor International S.A.	3,469	322,249
Sonova Holding AG	7,886	760,968
St. Jude Medical, Inc.	12,460	497,279
Thermo Fisher Scientific, Inc.	18,390	954,625
Waters Corp. (a)	5,660	449,800

		$3,921,671

Metals & Mining – 1.5%
Rio Tinto Ltd.	18,150	$866,832

Network & Telecom – 0.5%
Cisco Systems, Inc.	19,080	$327,604

Oil Services – 2.1%
National Oilwell Varco, Inc.	3,470	$223,607
Schlumberger Ltd.	15,660	1,016,491

		$1,240,098

Other Banks & Diversified Financials – 6.0%
Banco Santander Brasil S.A., ADR	82,450	$638,988
Credicorp Ltd.	3,760	473,346
HDFC Bank Ltd.	34,530	350,511
Julius Baer Group Ltd.	20,715	750,014
MasterCard, Inc., “A”	1,110	477,422
Visa, Inc., “A”	7,060	872,828

		$3,563,109

Pharmaceuticals – 2.1%
Allergan, Inc.	3,570	$330,475
Bayer AG	8,608	620,711
Johnson & Johnson	4,680	316,181

		$1,267,367

Railroad & Shipping – 0.9%
Kuehne & Nagel, Inc. AG	5,120	$541,927

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.4%
Brasil Brokers Participacoes	65,700	$213,603

Specialty Chemicals – 3.8%
Croda International PLC	215	$7,634
L’Air Liquide S.A.	2,581	295,294
Linde AG	3,772	587,519
Praxair, Inc.	4,300	467,539
Shin-Etsu Chemical Co. Ltd.	10,100	555,667
Symrise AG	12,452	378,034

		$2,291,687

Specialty Stores – 1.6%
Industria de Diseno Textil S.A.	9,299	$961,792

Telecommunications – Wireless – 0.5%
MTN Group Ltd.	16,604	$287,013

Trucking – 1.0%
Expeditors International of Washington, Inc.	14,710	$570,013

Total Common Stocks (Identified Cost, $56,783,297)		$58,933,188

COLLATERAL FOR SECURITIES LOANED – 2.1%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	1,228,655	$1,228,655

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	328,136	$328,136

Total Investments (Identified Cost, $58,340,088)		$60,489,979

OTHER ASSETS, LESS LIABILITIES – (1.3)%		(784,500)

Net Assets – 100.0%		$59,705,479

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $58,011,952)	$60,161,843
Underlying affiliated funds, at cost and value	328,136
Total investments, at value, including $1,231,325 of securities on loan (identified cost, $58,340,088)	$60,489,979
Foreign currency, at value (identified cost, $138,910)	140,788
Receivables for
Investments sold	582,433
Interest and dividends	108,706
Other assets	609
Total assets		$61,322,515
Liabilities
Payables for
Investments purchased	$226,097
Fund shares reacquired	97,688
Collateral for securities loaned, at value	1,228,655
Payable to affiliates
Investment adviser	4,415
Shareholder servicing costs	46
Distribution and/or service fees	65
Payable for independent Trustees’ compensation	6
Accrued expenses and other liabilities	60,064
Total liabilities		$1,617,036
Net assets		$59,705,479
Net assets consist of
Paid-in capital	$64,879,752
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,148,630
Accumulated net realized gain (loss) on investments and foreign currency	(8,104,820)
Undistributed net investment income	781,917
Net assets		$59,705,479
Shares of beneficial interest outstanding		3,689,839

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$56,413,491	3,485,344	$16.19
Service Class	3,291,988	204,495	16.10

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net Investment Income
Income
Dividends	$757,887
Interest	11,087
Dividends from underlying affiliated funds	403
Foreign taxes withheld	(42,972)
Total investment income		$726,405
Expenses
Management fee	$280,010
Distribution and/or service fees	4,236
Shareholder servicing costs	3,201
Administrative services fee	9,642
Independent Trustees’ compensation	1,910
Custodian fee	24,846
Shareholder communications	4,146
Audit and tax fees	35,301
Legal fees	546
Miscellaneous	7,234
Total expenses		$371,072
Reduction of expenses by investment adviser	(160)
Net expenses		$370,912
Net investment income		$355,493
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,438,696
Foreign currency	(6,248)
Net realized gain (loss) on investments and foreign currency		$1,432,448
Change in unrealized appreciation (depreciation)
Investments	$2,533,002
Translation of assets and liabilities in foreign currencies	58
Net unrealized gain (loss) on investments and foreign currency translation		$2,533,060
Net realized and unrealized gain (loss) on investments and foreign currency		$3,965,508
Change in net assets from operations		$4,321,001

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$355,493		$479,568
Net realized gain (loss) on investments and foreign currency	1,432,448		3,058,867
Net unrealized gain (loss) on investments and foreign currency translation	2,533,060		(7,688,985)
Change in net assets from operations	$4,321,001		$(4,150,550)
Distributions declared to shareholders
From net investment income	$—		$(453,630)
Change in net assets from fund share transactions	$(4,025,704)		$(11,628,987)
Total change in net assets	$295,297		$(16,233,167)
Net assets
At beginning of period	59,410,182		75,643,349
At end of period (including undistributed net investment income of $781,917 and $426,424, respectively)	$59,705,479		$59,410,182

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.11		$16.26	$14.65	$10.62	$17.54	$15.74
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11	$0.10	$0.10	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.99		(1.15)	1.62	4.07	(6.90)	1.94
Total from investment operations	$1.08		$(1.04)	$1.72	$4.17	$(6.77)	$2.08
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.11)	$(0.14)	$(0.15)	$(0.28)
Net asset value, end of period (x)	$16.19		$15.11	$16.26	$14.65	$10.62	$17.54
Total return (%) (k)(r)(s)(x)	7.15	(n)	(6.38)	11.80	39.81	(38.93)	13.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22	1.19	1.34	1.25	1.10
Expenses after expense reductions (f)	1.18	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.16	(a)	0.72	0.66	0.85	0.90	0.83
Portfolio turnover	23	(n)	36	61	76	81	76
Net assets at end of period (000 omitted)	$56,413		$56,309	$71,546	$75,171	$62,289	$131,870

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.04		$16.18	$14.58	$10.55	$17.42	$15.63
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.08	$0.06	$0.07	$0.10	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		(1.16)	1.62	4.05	(6.86)	1.94
Total from investment operations	$1.06		$(1.08)	$1.68	$4.12	$(6.76)	$2.03
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)	$(0.09)	$(0.11)	$(0.24)
Net asset value, end of period (x)	$16.10		$15.04	$16.18	$14.58	$10.55	$17.42
Total return (%) (k)(r)(s)(x)	7.05	(n)	(6.67)	11.53	39.43	(39.07)	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.47	1.44	1.59	1.49	1.35
Expenses after expense reductions (f)	1.43	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	0.92	(a)	0.49	0.42	0.58	0.67	0.56
Portfolio turnover	23	(n)	36	61	76	81	76
Net assets at end of period (000 omitted)	$3,292		$3,101	$4,098	$5,002	$4,670	$8,716
See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,561,530	$—	$—	$30,561,530
France	1,502,143	5,903,306	—	7,405,449
United Kingdom	1,973,705	4,080,481	—	6,054,186
Switzerland	—	3,565,042	—	3,565,042
Brazil	2,394,938	—	—	2,394,938
Germany	378,034	1,998,909	—	2,376,943
Taiwan	1,023,659	—	—	1,023,659
Japan	—	971,204	—	971,204
Spain	—	961,792	—	961,792
Other Countries	1,383,283	2,235,162	—	3,618,445
Mutual Funds	1,556,791	—	—	1,556,791
Total Investments	$40,774,083	$19,715,896	$—	$60,489,979

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,185,737 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,119,053 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$453,630

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$58,368,849
Gross appreciation	6,241,953
Gross depreciation	(4,120,823)
Net unrealized appreciation (depreciation)	$2,121,130

As of 12/31/11
Undistributed ordinary income	427,717
Capital loss carryforwards	(9,508,505)
Other temporary differences	(2,612)
Net unrealized appreciation (depreciation)	(411,874)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(4,185,178)
12/31/17	(5,323,327)
Total	$(9,508,505)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$440,257
Service Class	—	13,373
Total	$—	$453,630

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $3,192, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $9.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0310% of the fund’s average daily net assets.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $320 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $160, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,092,729 and $18,051,209, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	17,293	$277,380	27,519	$426,605
Service Class	17,838	302,192	13,987	220,430
	35,131	$579,572	41,506	$647,035
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	28,813	$440,257
Service Class	—	—	878	13,373
	—	$—	29,691	$453,630
Shares reacquired
Initial Class	(259,418)	$(4,286,998)	(728,901)	$(11,745,204)
Service Class	(19,513)	(318,278)	(61,974)	(984,448)
	(278,931)	$(4,605,276)	(790,875)	$(12,729,652)
Net change
Initial Class	(242,125)	$(4,009,618)	(672,569)	$(10,878,342)
Service Class	(1,675)	(16,086)	(47,109)	(750,645)
	(243,800)	$(4,025,704)	(719,678)	$(11,628,987)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $212 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,111	6,062,811	(6,166,786)	328,136

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$403	$328,136

16

MFS Global Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.6%
Medical & Health Technology & Services	5.9%
Broadcasting	5.8%
Utilities-Electric Power	5.3%
Gaming & Lodging	4.2%

Composition including fixed income credit quality (a)(i)
A	0.3%
BBB	5.9%
BB	32.1%
B	44.4%
CCC	13.9%
CC	0.2%
C	0.1%
D	0.3%
Not Rated	0.2%
Non-Fixed Income	1.3%
Cash & Other	1.3%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.79%	$1,000.00	$1,069.15	$4.06
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$1,067.98	$5.35
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 95.3%
Aerospace – 2.1%
BE Aerospace, Inc., 8.5%, 2018		$370,000	$404,645
Bombardier, Inc., 7.5%, 2018 (n)		1,020,000	1,118,175
Bombardier, Inc., 7.75%, 2020 (n)		390,000	433,875
CPI International, Inc., 8%, 2018		755,000	680,444
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	390,000	360,288
Huntington Ingalls Industries, Inc., 7.125%, 2021		$785,000	820,325
Kratos Defense & Security Solutions, Inc., 10%, 2017		730,000	786,575

			$4,604,327

Apparel Manufacturers – 0.8%
Hanesbrands, Inc., 6.375%, 2020		$390,000	$410,475
Jones Group, Inc., 6.875%, 2019		435,000	417,600
Levi Strauss & Co., 6.875%, 2022 (n)		110,000	112,888
Phillips-Van Heusen Corp., 7.375%, 2020		795,000	880,463

			$1,821,426

Asset-Backed & Securitized – 0.7%
Arbor Realty Mortgage Securities, CDO, FRN, 2.765%, 2038 (z)		$568,228	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		1,100,911	284,100
Crest Ltd., CDO, 7%, 2040 (a)(p)		176,928	8,846
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,179,483	11,795
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.765%, 2050 (z)		521,248	10,425
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		987,771	533,609
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		384,670	367,360
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.251%, 2051		800,000	183,242

			$1,541,434

Automotive – 3.4%
Accuride Corp., 9.5%, 2018		$1,070,000	$1,102,100
Allison Transmission, Inc., 7.125%, 2019 (n)		650,000	677,625
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		235,000	241,463
Ford Motor Co., 7.45%, 2031		225,000	281,813
Ford Motor Credit Co. LLC, 8%, 2014		100,000	110,930
Ford Motor Credit Co. LLC, 12%, 2015		1,264,000	1,570,520
Ford Motor Credit Co. LLC, 8.125%, 2020		280,000	341,997
General Motors Financial Co., Inc., 6.75%, 2018		610,000	666,806
Goodyear Tire & Rubber Co., 7%, 2022		295,000	294,631
IDQ Holdings, Inc., 11.5%, 2017 (z)		255,000	265,200
Jaguar Land Rover PLC, 7.75%, 2018 (n)		155,000	159,650
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,165,000	1,202,863
Lear Corp., 8.125%, 2020		450,000	504,000

			$7,419,598

Issuer	Shares/Par	Value ($)

BONDS – continued
Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$608,000	$668,800

Broadcasting – 5.3%
Allbritton Communications Co., 8%, 2018	$340,000	$355,300
AMC Networks, Inc., 7.75%, 2021 (n)	454,000	500,535
Clear Channel Communications, Inc., 9%, 2021	546,000	475,020
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	370,000	361,675
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	35,000	33,513
Hughes Network Systems LLC, 7.625%, 2021	455,000	494,813
Inmarsat Finance PLC, 7.375%, 2017 (n)	610,000	651,175
Intelsat Bermuda Ltd., 11.25%, 2017	1,240,000	1,277,200
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	955,000	986,038
Intelsat Jackson Holdings Ltd., 11.25%, 2016	318,000	333,105
LBI Media, Inc., 8.5%, 2017 (z)	740,000	153,550
Liberty Media Corp., 8.5%, 2029	875,000	901,250
Liberty Media Corp., 8.25%, 2030	90,000	92,475
Local TV Finance LLC, 9.25%, 2015 (p)(z)	537,186	541,886
Newport Television LLC, 13%, 2017 (n)(p)	371,819	384,833
Nexstar Broadcasting Group, Inc., 8.875%, 2017	315,000	332,719
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	465,000	513,825
Sinclair Broadcast Group, Inc., 8.375%, 2018	125,000	136,250
SIRIUS XM Radio, Inc., 13%, 2013 (n)	220,000	245,300
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	535,000	601,875
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	595,000	639,625
Townsquare Radio LLC, 9%, 2019 (z)	285,000	297,825
Univision Communications, Inc., 6.875%, 2019 (n)	440,000	453,200
Univision Communications, Inc., 7.875%, 2020 (n)	375,000	401,250
Univision Communications, Inc., 8.5%, 2021 (n)	495,000	498,713

		$11,662,950

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$50,000	$50,750
E*TRADE Financial Corp., 12.5%, 2017	1,090,000	1,249,413

		$1,300,163

Building – 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$565,000	$600,313
Building Materials Holding Corp., 7%, 2020 (n)	345,000	371,738
Building Materials Holding Corp., 6.75%, 2021 (n)	305,000	326,350
CEMEX S.A., 9.25%, 2020	790,000	664,588

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
HD Supply, Inc., 8.125%, 2019 (n)		$225,000	$243,000
Masonite International Corp., 8.25%, 2021 (n)		680,000	700,400
Nortek, Inc., 8.5%, 2021		930,000	909,075
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)		225,000	235,125
USG Corp., 7.875%, 2020 (n)		340,000	351,900

			$4,402,489

Business Services – 1.6%
Ceridian Corp., 12.25%, 2015 (p)		$440,000	$426,800
Ceridian Corp., 8.875%, 2019 (z)		145,000	149,713
Fidelity National Information Services, Inc., 7.625%, 2017		300,000	330,750
Fidelity National Information Services, Inc., 5%, 2022 (n)		290,000	295,075
iGATE Corp., 9%, 2016		771,000	824,970
Iron Mountain, Inc., 8.375%, 2021		845,000	916,825
SunGard Data Systems, Inc., 10.25%, 2015		103,000	105,833
SunGard Data Systems, Inc., 7.375%, 2018		325,000	348,563

			$3,398,529

Cable TV – 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$185,000	$193,325
CCH II LLC, 13.5%, 2016		785,000	875,275
CCO Holdings LLC, 7.875%, 2018		660,000	717,750
CCO Holdings LLC, 8.125%, 2020		980,000	1,092,700
Cequel Communications Holdings, 8.625%, 2017 (n)		415,000	447,163
CSC Holdings LLC, 8.5%, 2014		70,000	77,000
DISH DBS Corp., 6.75%, 2021		385,000	415,800
EchoStar Corp., 7.125%, 2016		605,000	663,988
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	165,000	207,241
UPC Holding B.V., 9.875%, 2018 (n)		$485,000	531,075
UPCB Finance III Ltd., 6.625%, 2020 (n)		908,000	921,620
Videotron Ltee, 5%, 2022 (n)		370,000	375,550
Virgin Media Finance PLC, 9.5%, 2016		94,000	104,810
Virgin Media Finance PLC, 8.375%, 2019		275,000	309,031
Virgin Media Finance PLC, 5.25%, 2022		730,000	746,425
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	495,000	679,668

			$8,358,421

Chemicals – 3.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$630,000	$685,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		730,000	744,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		190,000	163,875
Huntsman International LLC, 8.625%, 2021		520,000	586,300
INEOS Finance PLC, 8.375%, 2019 (n)		470,000	486,450
INEOS Group Holdings PLC, 8.5%, 2016 (n)		625,000	573,438
LyondellBasell Industries N.V., 5%, 2019 (n)		320,000	335,600
LyondellBasell Industries N.V., 6%, 2021 (n)		625,000	685,938

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Momentive Performance Materials, Inc., 12.5%, 2014	$1,039,000	$1,083,158
Momentive Performance Materials, Inc., 11.5%, 2016	652,000	485,740
Polypore International, Inc., 7.5%, 2017	695,000	737,569

		$6,567,793

Computer Software – 1.1%
Lawson Software, Inc., 11.5%, 2018 (n)	$780,000	$881,400
Lawson Software, Inc., 9.375%, 2019 (n)	190,000	202,825
Syniverse Holdings, Inc., 9.125%, 2019	745,000	808,325
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	290,000	313,200
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	140,000	164,675

		$2,370,425

Computer Software – Systems – 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)	$445,000	$468,363
CDW LLC/CDW Finance Corp., 12.535%, 2017	340,000	368,900
CDW LLC/CDW Finance Corp., 8.5%, 2019	975,000	1,038,375
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	415,000	456,500

		$2,332,138

Conglomerates – 1.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,205,000	$1,274,288
Dynacast International LLC, 9.25%, 2019 (z)	530,000	549,875
Griffon Corp., 7.125%, 2018	945,000	959,175
Tomkins LLC/Tomkins, Inc., 9%, 2018	600,000	667,500

		$3,450,838

Consumer Products – 0.9%
ACCO Brands Corp., 6.75%, 2020	$110,000	$116,050
Easton-Bell Sports, Inc., 9.75%, 2016	230,000	252,138
Elizabeth Arden, Inc., 7.375%, 2021	650,000	713,375
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	55,000	57,338
Jarden Corp., 7.5%, 2020	545,000	595,413
Libbey Glass, Inc., 6.875%, 2020 (z)	225,000	231,188
Prestige Brands, Inc., 8.125%, 2020 (z)	65,000	71,338

		$2,036,840

Consumer Services – 0.6%
Service Corp. International, 6.75%, 2015	$380,000	$412,300
Service Corp. International, 7%, 2017	825,000	917,813

		$1,330,113

Containers – 1.9%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$490,000	$514,500
Ball Corp., 5%, 2022	372,000	386,880
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	160,000	164,800

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Exopack Holding Corp., 10%, 2018	$375,000	$375,938
Greif, Inc., 6.75%, 2017	770,000	835,450
Reynolds Group, 7.75%, 2016 (n)	285,000	299,963
Reynolds Group, 7.125%, 2019 (n)	570,000	597,075
Reynolds Group, 9.875%, 2019 (n)	240,000	249,000
Reynolds Group, 8.5%, 2021 (n)	495,000	470,250
Sealed Air Corp., 8.125%, 2019 (n)	115,000	128,225
Sealed Air Corp., 8.375%, 2021 (n)	115,000	129,950

		$4,152,031

Defense Electronics – 0.7%
Ducommun, Inc., 9.75%, 2018	$629,000	$662,023
ManTech International Corp., 7.25%, 2018	540,000	567,000
MOOG, Inc., 7.25%, 2018	295,000	312,700

		$1,541,723

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$445,000	$368,238
Avaya, Inc., 7%, 2019 (z)	175,000	162,313

		$530,551

Electronics – 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,045,000	$1,118,150
Nokia Corp., 5.375%, 2019	235,000	185,063
NXP B.V., 9.75%, 2018 (n)	105,000	119,700
Sensata Technologies B.V., 6.5%, 2019 (n)	715,000	738,238

		$2,161,151

Energy – Independent – 8.4%
ATP Oil & Gas Corp., 11.875%, 2015	$295,000	$137,175
BreitBurn Energy Partners LP, 8.625%, 2020	325,000	343,688
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	370,000	370,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	280,000	292,600
Chaparral Energy, Inc., 7.625%, 2022 (n)	355,000	362,100
Chesapeake Energy Corp., 6.875%, 2020	390,000	384,150
Concho Resources, Inc., 8.625%, 2017	440,000	485,100
Concho Resources, Inc., 6.5%, 2022	810,000	842,400
Continental Resources, Inc., 8.25%, 2019	665,000	743,138
Denbury Resources, Inc., 8.25%, 2020	945,000	1,034,775
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,050,000	1,123,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,400,000	1,450,750
EXCO Resources, Inc., 7.5%, 2018	965,000	834,725
Harvest Operations Corp., 6.875%, 2017 (n)	885,000	940,313
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	255,000	274,763
Laredo Petroleum, Inc., 9.5%, 2019	445,000	496,175
LINN Energy LLC, 6.5%, 2019 (n)	310,000	306,900
LINN Energy LLC, 8.625%, 2020	350,000	377,125
LINN Energy LLC, 7.75%, 2021	428,000	447,260
Newfield Exploration Co., 6.625%, 2016	375,000	384,375
Newfield Exploration Co., 6.875%, 2020	650,000	692,250

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	$1,209,000	$1,076,010
Pioneer Natural Resources Co., 7.5%, 2020	630,000	779,495
Plains Exploration & Production Co., 8.625%, 2019	480,000	529,800
QEP Resources, Inc., 6.875%, 2021	940,000	1,043,400
Range Resources Corp., 8%, 2019	650,000	710,125
SandRidge Energy, Inc., 8%, 2018 (n)	1,160,000	1,174,500
SM Energy Co., 6.5%, 2021	645,000	656,288
Whiting Petroleum Corp., 6.5%, 2018	210,000	223,650

		$18,516,530

Energy – Integrated – 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$290,000	$314,650

Engineering – Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$570,000	$565,725

Entertainment – 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$310,000	$332,475
AMC Entertainment, Inc., 9.75%, 2020	500,000	540,000
Cedar Fair LP, 9.125%, 2018	420,000	466,200
Cinemark USA, Inc., 8.625%, 2019	550,000	609,125
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	330,000	364,650

		$2,312,450

Financial Institutions – 4.8%
Ally Financial, Inc., 5.5%, 2017	$660,000	$670,389
CIT Group, Inc., 5.25%, 2014 (n)	1,005,000	1,040,175
CIT Group, Inc., 7%, 2017 (z)	268,738	269,242
CIT Group, Inc., 5.25%, 2018	475,000	490,438
CIT Group, Inc., 6.625%, 2018 (n)	846,000	911,565
CIT Group, Inc., 5.5%, 2019 (n)	777,000	798,368
Credit Acceptance Corp., 9.125%, 2017	585,000	634,725
GMAC, Inc., 8%, 2031	130,000	152,425
Icahn Enterprises LP, 8%, 2018	653,000	693,813
International Lease Finance Corp., 4.875%, 2015	290,000	291,435
International Lease Finance Corp., 8.625%, 2015	295,000	325,975
International Lease Finance Corp., 7.125%, 2018 (n)	691,000	761,828
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	955,000	1,031,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	245,000	259,088
PHH Corp., 9.25%, 2016	615,000	653,438
SLM Corp., 8.45%, 2018	230,000	257,600
SLM Corp., 8%, 2020	910,000	996,450
SLM Corp., 7.25%, 2022	165,000	174,488

		$10,412,842

Food & Beverages – 1.6%
ARAMARK Corp., 8.5%, 2015	$485,000	$496,524
B&G Foods, Inc., 7.625%, 2018	980,000	1,053,500
Constellation Brands, Inc., 7.25%, 2016	230,000	260,475

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		$360,000	$350,100
Pinnacle Foods Finance LLC, 9.25%, 2015		440,000	452,100
Pinnacle Foods Finance LLC, 8.25%, 2017		195,000	206,213
TreeHouse Foods, Inc., 7.75%, 2018		590,000	639,413

			$3,458,325

Forest & Paper Products – 1.6%
Boise, Inc., 8%, 2020		$480,000	$530,400
Cascades, Inc., 7.75%, 2017		535,000	539,013
Georgia-Pacific Corp., 8%, 2024		415,000	554,315
Graphic Packaging Holding Co., 7.875%, 2018		275,000	302,500
Millar Western Forest Products Ltd., 8.5%, 2021		145,000	110,925
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	565,000	766,845
Tembec Industries, Inc., 11.25%, 2018		$175,000	174,563
Tembec Industries, Inc., 11.25%, 2018 (n)		170,000	169,575
Xerium Technologies, Inc., 8.875%, 2018		515,000	405,563

			$3,553,699

Gaming & Lodging – 4.1%
Boyd Gaming Corp., 7.125%, 2016		$435,000	$419,775
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		180,000	181,350
Choice Hotels International, Inc., 5.75%, 2022		105,000	109,786
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,450,000	906
GWR Operating Partnership LLP, 10.875%, 2017		340,000	380,800
Harrah’s Operating Co., Inc., 11.25%, 2017		1,395,000	1,522,294
Harrah’s Operating Co., Inc., 10%, 2018		408,000	270,300
Host Hotels & Resorts, Inc., 5.25%, 2022 (z)		350,000	358,750
MGM Mirage, 10.375%, 2014		155,000	174,763
MGM Mirage, 6.625%, 2015		260,000	267,800
MGM Mirage, 7.5%, 2016		130,000	134,550
MGM Resorts International, 11.375%, 2018		630,000	741,825
MGM Resorts International, 9%, 2020		565,000	627,150
Penn National Gaming, Inc., 8.75%, 2019		1,050,000	1,162,875
Pinnacle Entertainment, Inc., 8.75%, 2020		500,000	547,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)		110,000	114,263
Seven Seas Cruises S. de R.L., 9.125%, 2019		840,000	867,300
Wyndham Worldwide Corp., 7.375%, 2020		375,000	445,743
Wynn Las Vegas LLC, 7.75%, 2020		580,000	642,350

			$8,970,080

Issuer	Shares/Par	Value ($)

BONDS – continued
Industrial – 1.6%
Altra Holdings, Inc., 8.125%, 2016	$565,000	$606,669
Dematic S.A., 8.75%, 2016 (z)	1,035,000	1,084,163
Hillman Group, Inc., 10.875%, 2018	405,000	428,288
Hyva Global B.V., 8.625%, 2016 (n)	467,000	396,950
Mueller Water Products, Inc., 8.75%, 2020	550,000	610,500
Rexel S.A., 6.125%, 2019 (n)	445,000	448,338

		$3,574,908

Insurance – 1.2%
American International Group, Inc., 8.25%, 2018	$635,000	$766,564
American International Group, Inc., 8.175% to 2038, FRN to 2068	1,730,000	1,877,050

		$2,643,614

Insurance – Health – 0.2%
AMERIGROUP Corp., 7.5%, 2019	$410,000	$440,750

Insurance – Property & Casualty – 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$765,000	$1,040,400
XL Group PLC, 6.5% to 2017, FRN to 2049	1,000,000	812,500

		$1,852,900

Machinery & Tools – 1.9%
Ashtead Capital, Inc., 6.5%, 2022 (z)	$210,000	$210,000
Case Corp., 7.25%, 2016	390,000	429,000
Case New Holland, Inc., 7.875%, 2017	1,260,000	1,455,300
CNH Capital LLC, 6.25%, 2016 (n)	175,000	187,250
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	445,000	456,125
RSC Equipment Rental, Inc., 8.25%, 2021	665,000	708,225
UR Financing Escrow Corp., 5.75%, 2018 (n)	320,000	332,800
UR Financing Escrow Corp., 7.625%, 2022 (n)	324,000	339,390

		$4,118,090

Major Banks – 0.8%
Bank of America Corp., 5.65%, 2018	$655,000	$700,387
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	320,000	246,400
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,125,000	900,000

		$1,846,787

Medical & Health Technology & Services – 5.8%
Biomet, Inc., 10%, 2017	$700,000	$747,688
Biomet, Inc., 10.375%, 2017 (p)	265,000	283,219
Biomet, Inc., 11.625%, 2017	370,000	399,138
Davita, Inc., 6.375%, 2018	980,000	1,011,850
Davita, Inc., 6.625%, 2020	760,000	792,300
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	720,000	827,100
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	230,000	239,775
HCA, Inc., 8.5%, 2019	1,960,000	2,195,200

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
HCA, Inc., 7.5%, 2022	$495,000	$539,550
HCA, Inc., 5.875%, 2022	310,000	323,950
HealthSouth Corp., 8.125%, 2020	1,005,000	1,097,963
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	470,000	465,300
Physio-Control International, Inc., 9.875%, 2019 (z)	425,000	452,625
Select Medical Corp., 7.625%, 2015	225,000	225,281
Teleflex, Inc., 6.875%, 2019	340,000	361,250
Tenet Healthcare Corp., 9.25%, 2015	425,000	472,813
Truven Health Analytics, Inc., 10.625%, 2020 (z)	285,000	296,400
Universal Health Services, Inc., 7%, 2018	515,000	553,625
Universal Hospital Services, Inc., 8.5%, 2015 (p)	690,000	703,369
Universal Hospital Services, Inc., FRN, 4.111%, 2015	335,000	318,250
Vanguard Health Systems, Inc., 0%, 2016	3,000	1,995
Vanguard Health Systems, Inc., 8%, 2018	385,000	393,663

		$12,702,304

Metals & Mining – 1.8%
Arch Coal, Inc., 7.25%, 2020	$410,000	$346,450
Cloud Peak Energy, Inc., 8.25%, 2017	1,185,000	1,226,475
Cloud Peak Energy, Inc., 8.5%, 2019	580,000	601,750
Consol Energy, Inc., 8%, 2017	555,000	575,813
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	600,000	636,000
Peabody Energy Corp., 6%, 2018 (n)	305,000	303,475
Peabody Energy Corp., 6.25%, 2021 (n)	305,000	301,950

		$3,991,913

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$510,000	$520,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	390,000	355,875

		$876,075

Natural Gas – Pipeline – 2.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$850,000	$907,375
Crosstex Energy, Inc., 8.875%, 2018	1,040,000	1,098,500
El Paso Corp., 7%, 2017	660,000	748,675
El Paso Corp., 7.75%, 2032	1,040,000	1,169,324
Energy Transfer Equity LP, 7.5%, 2020	855,000	938,363
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	465,000	503,944
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	287,000	307,090
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	328,000	298,480

		$5,971,751

Network & Telecom – 1.8%
Cincinnati Bell, Inc., 8.25%, 2017	$230,000	$239,200
Citizens Communications Co., 9%, 2031	485,000	463,175
Eileme 2 AB, 11.625%, 2020 (n)	504,000	517,860

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – continued
Frontier Communications Corp., 8.125%, 2018		$215,000	$228,438
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,075,000	1,134,125
Telefonica S.A., 5.877%, 2019		165,000	147,582
Windstream Corp., 8.125%, 2018		150,000	161,250
Windstream Corp., 7.75%, 2020		755,000	800,300
Windstream Corp., 7.75%, 2021		315,000	333,900

			$4,025,830

Oil Services – 1.1%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$230,000	$207,000
Dresser-Rand Group, Inc., 6.5%, 2021		300,000	311,250
Edgen Murray Corp., 12.25%, 2015		460,000	457,700
Pioneer Energy Services Corp., 9.875%, 2018		950,000	997,500
Pioneer Energy Services Corp., 9.875%, 2018 (n)		70,000	73,500
Unit Corp., 6.625%, 2021		450,000	447,750

			$2,494,700

Other Banks & Diversified Financials – 1.7%
Capital One Financial Corp., 10.25%, 2039		$1,130,000	$1,152,600
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		545,000	548,586
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		705,000	638,025
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,384,000	1,328,640

			$3,667,851

Pharmaceuticals – 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	375,000	$507,782
Endo Health Solutions, Inc., 7%, 2019		$430,000	467,625
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		240,000	250,800
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		485,000	489,850

			$1,716,057

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$410,000	$389,500

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$100,346	$94,325
Nielsen Finance LLC, 11.5%, 2016		286,000	325,325
Nielsen Finance LLC, 7.75%, 2018		605,000	670,038

			$1,089,688

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$310,000	$341,000

Real Estate – 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$290,000	$329,150
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		325,000	299,000

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Entertainment Properties Trust, REIT, 7.75%, 2020	$755,000	$830,114
Kennedy Wilson, Inc., 8.75%, 2019	280,000	288,400
MPT Operating Partnership LP, REIT, 6.875%, 2021	560,000	583,800
MPT Operating Partnership LP, REIT, 6.375%, 2022	195,000	195,488

		$2,525,952

Retailers – 2.6%
Academy Ltd., 9.25%, 2019 (n)	$470,000	$509,950
Burlington Coat Factory Warehouse Corp., 10%, 2019	655,000	694,300
J. Crew Group, Inc., 8.125%, 2019	555,000	573,038
Limited Brands, Inc., 6.9%, 2017	550,000	610,500
Limited Brands, Inc., 7%, 2020	205,000	227,550
Limited Brands, Inc., 6.95%, 2033	320,000	310,400
QVC, Inc., 7.375%, 2020 (n)	390,000	431,925
Rite Aid Corp., 9.25%, 2020 (z)	305,000	305,000
Sally Beauty Holdings, Inc., 6.875%, 2019	290,000	315,375
Toys “R” Us Property Co. II LLC, 8.5%, 2017	249,000	259,271
Toys “R” Us, Inc., 10.75%, 2017	1,050,000	1,147,125
Yankee Acquisition Corp., 8.5%, 2015	5,000	5,100
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	320,000	325,600

		$5,715,134

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019	$260,000	$280,150

Specialty Stores – 0.4%
Gymboree Corp., 9.125%, 2018	$110,000	$102,025
Michaels Stores, Inc., 11.375%, 2016	325,000	345,316
Michaels Stores, Inc., 7.75%, 2018	355,000	374,525

		$821,866

Telecommunications – Wireless – 3.7%
Clearwire Corp., 12%, 2015 (n)	$435,000	$395,850
Cricket Communications, Inc., 7.75%, 2016	95,000	100,819
Cricket Communications, Inc., 7.75%, 2020	830,000	792,650
Crown Castle International Corp., 9%, 2015	825,000	900,281
Crown Castle International Corp., 7.125%, 2019	575,000	616,688
Digicel Group Ltd., 12%, 2014 (n)	140,000	155,400
Digicel Group Ltd., 8.25%, 2017 (n)	895,000	910,663
Digicel Group Ltd., 10.5%, 2018 (n)	280,000	292,600
MetroPCS Wireless, Inc., 7.875%, 2018	325,000	337,188
Sprint Capital Corp., 6.875%, 2028	530,000	426,650
Sprint Nextel Corp., 6%, 2016	745,000	713,338
Sprint Nextel Corp., 8.375%, 2017	675,000	691,875
Sprint Nextel Corp., 9%, 2018 (n)	310,000	346,425

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	$1,110,000	$896,325
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	555,000	485,625

		$8,062,377

Telephone Services – 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$320,000	$341,600
Level 3 Financing, Inc., 9.375%, 2019	585,000	631,800
Level 3 Financing, Inc., 8.625%, 2020	295,000	309,750
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	214,000

		$1,497,150

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$547,000	$503,240

Transportation – Services – 3.1%
ACL I Corp., 10.625%, 2016 (p)	$745,073	$712,114
Aguila American Resources Ltd., 7.875%, 2018 (n)	615,000	633,450
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	140,000	150,150
Avis Budget Car Rental LLC, 8.25%, 2019	290,000	311,025
Avis Budget Car Rental LLC, 9.75%, 2020	260,000	288,925
CEVA Group PLC, 8.375%, 2017 (n)	835,000	809,950
Commercial Barge Line Co., 12.5%, 2017	1,370,000	1,548,100
Navios Maritime Acquisition Corp., 8.625%, 2017	790,000	734,700
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	435,000	436,053
Navios Maritime Holdings, Inc., 8.875%, 2017	220,000	221,650
Swift Services Holdings, Inc., 10%, 2018	965,000	1,047,025

		$6,893,142

Utilities – Electric Power – 5.1%
AES Corp., 8%, 2017	$665,000	$756,438
Atlantic Power Corp., 9%, 2018 (z)	400,000	409,000
Calpine Corp., 8%, 2016 (n)	625,000	675,000
Calpine Corp., 7.875%, 2020 (n)	840,000	926,100
Covanta Holding Corp., 7.25%, 2020	835,000	904,650
Covanta Holding Corp., 6.375%, 2022	190,000	200,829
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	495,000	549,450
Edison Mission Energy, 7%, 2017	565,000	316,400
EDP Finance B.V., 6%, 2018 (n)	1,195,000	1,039,553
Energy Future Holdings Corp., 10%, 2020	950,000	1,014,125
Energy Future Holdings Corp., 10%, 2020	1,305,000	1,419,188
Energy Future Holdings Corp., 11.75%, 2022 (n)	415,000	424,338
GenOn Energy, Inc., 9.875%, 2020	1,145,000	1,116,375
NRG Energy, Inc., 7.375%, 2017	420,000	436,800
NRG Energy, Inc., 8.25%, 2020	685,000	708,975

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$340,000	$232,050

		$11,129,271

Total Bonds (Identified Cost, $209,028,389)		$208,928,041

FLOATING RATE LOANS (g)(r) – 0.2%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$326,932	$307,258

Utilities – Electric Power – 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2017	$87,263	$89,008
Dynegy Power LLC, Term Loan, 9.25%, 2017	130,894	134,457

		$223,465

Total Floating Rate Loans (Identified Cost, $540,021)		$530,723

COMMON STOCKS – 0.3%
Automotive – 0.0%
Accuride Corp. (a)	17,214	$103,284
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (a)	131	$379,900
Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	25,715	$142,718

Total Common Stocks (Identified Cost, $897,426)		$625,902

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75% (Identified Cost, $566,560)	11,360	$377,152

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (z)	363	$323,399
GMAC Capital Trust I, 8.125%	19,950	479,798

Total Preferred Stocks (Identified Cost, $845,303)		$803,197

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a) (1 share for 1 warrant) (Identified Cost, $197,830)	$0.01	7/14/10	103	$298,700

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $676,063)			$685,000	$678,150

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)			3,003,948	$3,003,948

Total Investments (Identified Cost, $215,755,540)				$215,245,813

OTHER ASSETS, LESS LIABILITIES – 1.8%				3,961,986

Net Assets – 100.0%				$219,207,799

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,647,967, representing 26.3% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$340,313	$323,399
American Media, Inc., 13.5%, 2018	12/22/10	101,736	94,325

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.765%, 2038	12/20/05	$568,229	$142,057
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	210,000	210,000
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	397,688	409,000
Avaya, Inc., 7%, 2019	5/24/12	160,268	162,313
CIT Group, Inc., 7%, 2017	6/26/12	269,744	269,242
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	968,384	11,795
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.765%, 2050	4/12/06	521,470	10,425
Ceridian Corp., 8.875%, 2019	6/28/12	145,000	149,713
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12	160,000	164,800
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,039,198	1,084,163
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	535,619	549,875
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	55,000	57,338
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	373,618	367,360
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	553,194	360,288
Heckmann Corp., 9.875%, 2018	4/04/12	407,776	389,500
Host Hotels & Resorts, Inc., 5.25%, 2022	6/26/12-6/27/12	361,135	358,750
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	250,102	265,200
LBI Media, Inc., 8.5%, 2017	7/18/07	732,521	153,550
Libbey Glass, Inc., 6.875%, 2020	5/11/12	225,000	231,188
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	533,426	541,886
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	441,987	456,125
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	435,000	436,053
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	431,635	452,625
Prestige Brands, Inc., 8.125%, 2020	1/24/12	65,000	71,338
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	302,418	305,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	110,000	114,263
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	225,000	235,125
Townsquare Radio LLC, 9%, 2019	3/30/12	282,222	297,825
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	289,283	296,400
Total Restricted Securities			$8,970,921
% of Net assets			4.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

11

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	2,061,505	7/13/12	$2,695,376	$2,609,039	$86,337

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $212,751,592)	$212,241,865
Underlying affiliated funds, at cost and value	3,003,948
Total investments, at value (identified cost, $215,755,540)	$215,245,813
Receivables for
Forward foreign currency exchange contracts	86,337
Investments sold	1,454,157
Fund shares sold	25
Interest	4,234,119
Other assets	1,372
Total assets		$221,021,823
Liabilities
Payable to custodian	$1,647
Payables for
Investments purchased	1,546,860
Fund shares reacquired	203,685
Payable to affiliates
Investment adviser	12,876
Distribution and/or service fees	1,554
Payable for independent Trustees’ compensation	26
Accrued expenses and other liabilities	47,376
Total liabilities		$1,814,024
Net assets		$219,207,799
Net assets consist of
Paid-in capital	$245,308,338
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(423,775)
Accumulated net realized gain (loss) on investments and foreign currency	(48,567,124)
Undistributed net investment income	22,890,360
Net assets		$219,207,799
Shares of beneficial interest outstanding		36,478,570

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$143,165,307	23,731,887	$6.03
Service Class	76,042,492	12,746,683	5.97

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$8,883,641
Dividends	101,886
Dividends from underlying affiliated funds	2,282
Total investment income		$8,987,809
Expenses
Management fee	$803,724
Distribution and/or service fees	102,290
Administrative services fee	22,163
Independent Trustees’ compensation	6,388
Custodian fee	13,956
Shareholder communications	12,117
Audit and tax fees	32,489
Legal fees	1,981
Miscellaneous	10,273
Total expenses		$1,005,381
Fees paid indirectly	(38)
Reduction of expenses by investment adviser	(594)
Net expenses		$1,004,749
Net investment income		$7,983,060
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$367,715
Foreign currency	87,515
Net realized gain (loss) on investments and foreign currency		$455,230
Change in unrealized appreciation (depreciation)
Investments	$6,862,536
Translation of assets and liabilities in foreign currencies	(25,200)
Net unrealized gain (loss) on investments and foreign currency translation		$6,837,336
Net realized and unrealized gain (loss) on investments and foreign currency		$7,292,566
Change in net assets from operations		$15,275,626

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$7,983,060	$14,433,915
Net realized gain (loss) on investments and foreign currency	455,230	(29,817)
Net unrealized gain (loss) on investments and foreign currency translation	6,837,336	(5,240,877)
Change in net assets from operations	$15,275,626	$9,163,221
Distributions declared to shareholders
From net investment income	$—	$(17,370,717)
Change in net assets from fund share transactions	$(25,240,840)	$13,526,079
Total change in net assets	$(9,965,214)	$5,318,583
Net assets
At beginning of period	229,173,013	223,854,430
At end of period (including undistributed net investment income of $22,890,360 and $14,907,300, respectively)	$219,207,799	$229,173,013

See Notes to Financial Statements

15

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$5.64		$5.96	$5.67	$4.25	$6.56	$6.93
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.42	$0.44	$0.49	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.18)	0.42	1.49	(2.26)	(0.34)
Total from investment operations	$0.39		$0.23	$0.84	$1.93	$(1.77)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.55)	$(0.51)	$(0.54)	$(0.52)
Net asset value, end of period (x)	$6.03		$5.64	$5.96	$5.67	$4.25	$6.56
Total return (%) (k)(r)(s)(x)	6.91	(n)	4.13	15.53	50.00	(29.50)	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.86	0.88	0.87	0.89	0.84
Expenses after expense reductions (f)	0.79	(a)	0.81	0.83	0.82	0.84	0.79
Net investment income	7.04	(a)	6.97	7.42	9.21	8.60	7.25
Portfolio turnover	22	(n)	57	62	58	63	69
Net assets at end of period (000 omitted)	$143,165		$145,773	$122,666	$121,416	$96,605	$175,408

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$5.59		$5.91	$5.63	$4.21	$6.50	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.41	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.19)	0.40	1.49	(2.24)	(0.35)
Total from investment operations	$0.38		$0.21	$0.81	$1.92	$(1.77)	$0.12
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.53)	$(0.50)	$(0.52)	$(0.50)
Net asset value, end of period (x)	$5.97		$5.59	$5.91	$5.63	$4.21	$6.50
Total return (%) (k)(r)(s)(x)	6.80	(n)	3.86	15.17	49.97	(29.64)	1.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.11	1.13	1.12	1.14	1.09
Expenses after expense reductions (f)	1.04	(a)	1.06	1.08	1.07	1.09	1.04
Net investment income	6.79	(a)	6.73	7.18	9.01	8.38	7.01
Portfolio turnover	22	(n)	57	62	58	63	69
Net assets at end of period (000 omitted)	$76,042		$83,400	$101,189	$108,217	$103,169	$149,162

See Notes to Financial Statements

16

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$960,234	$1,001,999	$142,718	$2,104,951
Corporate Bonds	—	173,681,515	—	173,681,515
Commercial Mortgage-Backed Securities	—	1,000,951	—	1,000,951
Asset-Backed Securities (including CDOs)	—	540,483	—	540,483
Foreign Bonds	—	34,383,242	—	34,383,242
Floating Rate Loans	—	530,723	—	530,723
Mutual Funds	3,003,948	—	—	3,003,948
Total Investments	$3,964,182	$211,138,913	$142,718	$215,245,813

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$86,337	$—	$86,337

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$305,751
Change in unrealized appreciation (depreciation)	(163,033)
Balance as of 6/30/12	$142,718

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(163,033).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$86,337

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$92,365	$—
Equity	—	(116,546)
Total	$—	$—

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$(26,805)	$—
Equity	—	95,100
Total	$—	$—

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$17,370,717

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$217,049,161
Gross appreciation	8,413,767
Gross depreciation	(10,217,115)
Net unrealized appreciation (depreciation)	$(1,803,348)

As of 12/31/11
Undistributed ordinary income	15,107,524
Capital loss carryforwards	(48,005,452)
Other temporary differences	6,028
Net unrealized appreciation (depreciation)	(8,484,265)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/13	$(5,089,839)
12/31/14	(7,011,353)
12/31/16	(23,243,372)
12/31/17	(11,194,472)
Total	$(46,539,036)

Post-enactment losses:
Long-Term	$(1,466,416)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$9,741,063
Service Class	—	7,629,654
Total	$—	$17,370,717

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0193% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,182 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $594, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $48,407,253 and $59,840,893, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	504,308	$2,963,280	2,391,503	$13,890,676
Service Class	178,894	1,050,591	915,930	5,120,442
	683,202	$4,013,871	3,307,433	$19,011,118
Shares issued in connection with acquisition of High Yield Variable Account
Initial Class			6,689,850	$37,062,971
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,774,328	$9,741,063
Service Class	—	—	1,402,510	7,629,654
	—	$—	3,176,838	$17,370,717

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,614,385)	$(15,447,311)	(5,578,901)	$(33,317,490)
Service Class	(2,364,594)	(13,807,400)	(4,510,215)	(26,601,237)
	(4,978,979)	$(29,254,711)	(10,089,116)	$(59,918,727)
Net change
Initial Class	(2,110,077)	$(12,484,031)	5,276,780	$27,377,220
Service Class	(2,185,700)	(12,756,809)	(2,191,775)	(13,851,141)
	(4,295,777)	$(25,240,840)	3,085,005	$13,526,079

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $783 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,583,165	31,792,976	(37,372,193)	3,003,948

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,282	$3,003,948

(8)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $189,041,440, acquired all of the investment-related assets and liabilities of High Yield Variable Account. The acquisition was part of a transaction in which the High Yield Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the High Yield Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 6,689,850 shares of the fund (valued at $37,062,971) for all of the investment-related assets and liabilities of High Yield Variable Account. High Yield Variable Account’s net assets on that date were $37,062,971, including investments valued at $36,182,636 with a cost basis of $37,558,906. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from High Yield Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

24

MFS High Yield Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

25

SEMIANNUAL REPORT

June 30, 2012

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

BDS-SEM

MFS® BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	63.4%
High Yield Corporates	23.2%
Emerging Markets Bonds	6.4%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Debt Obligations	0.9%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA (o)	0.0%
AA	0.9%
A	13.4%
BBB	56.9%
BB	19.5%
B	4.3%
CCC	0.3%
C	0.1%
D (o)	0.0%
Federal Agencies (o)	0.0%
Not Rated (o)	0.0%
Cash & Other	4.6%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	8.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.67%	$1,000.00	$1,054.84	$3.42
	Hypothetical (h)	0.67%	$1,000.00	$1,021.53	$3.37
Service Class	Actual	0.92%	$1,000.00	$1,053.63	$4.70
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.8%
Aerospace – 0.9%
BE Aerospace, Inc., 8.5%, 2018	$2,258,000	$2,469,686

Airlines – 0.6%
Continental Airlines, Inc., 7.25%, 2021	$338,155	$381,269
Continental Airlines, Inc., FRN, 0.816%, 2015	1,233,255	1,196,257

		$1,577,526

Apparel Manufacturers – 0.7%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,702,000	$1,884,965

Asset-Backed & Securitized – 2.4%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	$396,406	$338,927
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045 (a)(d)(z)	263,665	26
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	316,448	205,914
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,009,059	1,016,627
Commercial Mortgage Acceptance Corp., FRN, 2.064%, 2030 (i)	835,588	33,790
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	210,380	195,653
Falcon Franchise Loan LLC, FRN, 5.43%, 2025 (i)(z)	577,375	90,648
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	594,879	568,109
GMAC LLC, FRN, 6.02%, 2033 (z)	315,693	324,627
GMAC LLC, FRN, 7.997%, 2034 (d)(n)(q)	825,000	628,787
Greenwich Capital Commercial Funding Corp., FRN, 6.07%, 2038	350,000	365,597
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	1,195,039	1,311,919
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.613%, 2042 (n)	765,072	163,875
KKR Financial CLO Ltd., “C”, FRN, 1.916%, 2021 (n)	505,395	394,208
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.111%, 2030 (i)	1,223,617	15,621
Morgan Stanley Capital I, Inc., FRN, 1.184%, 2030 (i)(n)	2,195,058	53,625
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013 (z)	567,000	564,971
Spirit Master Funding LLC, 5.05%, 2023 (z)	321,541	301,062

		$6,573,986

Automotive – 4.3%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,691,547
Delphi Corp., 6.125%, 2021	742,000	810,635
Ford Motor Credit Co. LLC, 8%, 2014	1,415,000	1,569,652
Ford Motor Credit Co. LLC, 4.207%, 2022 (z)	560,000	581,492
Ford Motor Credit Co. LLC, 3.984%, 2022 (z)	638,000	657,082
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,120,569
Lear Corp., 8.125%, 2020	2,372,000	2,656,640

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
RCI Banque S.A., 4.6%, 2016 (n)	$420,000	$418,236
TRW Automotive, Inc., 7.25%, 2017 (n)	1,613,000	1,842,853
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	507,913

		$11,856,619

Biotechnology – 0.7%
Life Technologies Corp., 6%, 2020	$1,727,000	$2,026,059

Broadcasting – 1.9%
CBS Corp., 8.875%, 2019	$760,000	$1,005,013
CBS Corp., 5.75%, 2020	440,000	511,754
News America, Inc., 8.5%, 2025	770,000	967,791
SIRIUS XM Radio, Inc., 13%, 2014 (n)	2,005,000	2,235,575
WPP Finance, 8%, 2014	366,000	412,766

		$5,132,899

Brokerage & Asset Managers – 0.9%
BlackRock, Inc., 3.375%, 2022	$576,000	$584,483
E*TRADE Financial Corp., 12.5%, 2017	789,000	904,391
TD Ameritrade Holding Co., 4.15%, 2014	855,000	903,826

		$2,392,700

Building – 1.6%
Mohawk Industries, Inc., 6.375%, 2016	$1,840,000	$2,028,600
Owens Corning, Inc., 6.5%, 2016	2,221,000	2,469,577

		$4,498,177

Cable TV – 3.7%
CCH II LLC, 13.5%, 2016	$1,500,000	$1,672,500
Comcast Corp., 3.125%, 2022	852,000	856,009
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	306,880
DIRECTV Holdings LLC, 5.875%, 2019	490,000	562,133
DIRECTV Holdings LLC, 6.375%, 2041	690,000	790,008
DIRECTV Holdings LLC, 5.15%, 2042	750,000	754,837
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	645,746
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,110,693
Time Warner Cable, Inc., 5%, 2020	354,000	397,553
Time Warner Cable, Inc., 4%, 2021	470,000	493,900
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	360,322
Videotron Ltee, 5%, 2022 (n)	1,555,000	1,578,325
Virgin Media Finance PLC, 9.5%, 2016	662,000	738,130

		$10,267,036

Chemicals – 2.6%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,575,200
CF Industries Holdings, Inc. , 7.125%, 2020	1,045,000	1,272,288
Dow Chemical Co., 8.55%, 2019	936,000	1,244,949
LyondellBasell Industries N.V., 5%, 2019 (n)	1,614,000	1,692,683
LyondellBasell Industries N.V., 6%, 2021 (n)	1,256,000	1,378,460

		$7,163,580

4

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 0.4%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$313,000	$336,959
United Technologies Corp., 4.5%, 2042	705,000	774,376

		$1,111,335

Consumer Products – 0.2%
Mattel, Inc., 5.45%, 2041	$630,000	$688,618

Consumer Services – 0.8%
Experian Finance PLC, 2.375%, 2017 (z)	$807,000	$807,904
Service Corp. International, 7.375%, 2014	820,000	897,900
Service Corp. International, 7%, 2019	450,000	483,750

		$2,189,554

Containers – 1.6%
Ball Corp., 5%, 2022	$576,000	$599,040
Crown Americas LLC, 7.625%, 2017	2,356,000	2,544,480
Greif, Inc., 6.75%, 2017	1,136,000	1,232,560

		$4,376,080

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,588,260

Electrical Equipment – 0.2%
Ericsson, Inc., 4.125%, 2022	$594,000	$595,642

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$429,773
Tyco Electronics Group S.A., 3.5%, 2022	252,000	251,182

		$680,955

Emerging Market Quasi-Sovereign – 2.8%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$1,400,000	$1,530,200
CEZ A.S., 4.25%, 2022 (n)	417,000	427,246
CNPC General Capital Ltd., 2.75%, 2017 (z)	1,559,000	1,572,051
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	447,685
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,217,247
Petrobras International Finance Co., 5.375%, 2021	875,000	943,050
Petroleos Mexicanos, 4.875%, 2022 (n)	316,000	341,280
Petroleos Mexicanos, 6.5%, 2041	70,000	81,725
Petroleos Mexicanos, 6.5%, 2041 (n)	928,000	1,083,440

		$7,643,924

Energy – Independent – 3.8%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,553,105
Hess Corp., 8.125%, 2019	440,000	566,361
LINN Energy LLC, 7.75%, 2021	600,000	627,000
Noble Energy, Inc., 4.15%, 2021	1,920,000	2,018,966
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,277,616
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,878,211
QEP Resources, Inc., 5.375%, 2022	259,000	259,648
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,220,637

		$10,401,544

Energy – Integrated – 0.7%
BG Energy Capital PLC, 5.125%, 2041 (n)	$906,000	$999,620

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
BP Capital Markets PLC, 4.5%, 2020	$747,000	$840,999

		$1,840,619

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$860,703

Financial Institutions – 3.5%
CIT Group, Inc., 5.25%, 2018	$365,000	$376,861
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,047,250
CIT Group, Inc., 5.5%, 2019 (n)	781,000	802,476
General Electric Capital Corp., 3.75%, 2014	413,000	433,602
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,682,471
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	628,425
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,168,506
SLM Corp., 6.25%, 2016	727,000	763,350
SLM Corp., 6%, 2017	1,147,000	1,184,881
SLM Corp., 8%, 2020	468,000	512,460

		$9,600,282

Food & Beverages – 5.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$805,660
Constellation Brands, Inc., 7.25%, 2016	1,119,000	1,267,268
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,613,780
J.M. Smucker Co., 3.5%, 2021	880,000	921,193
Kraft Foods Group, Inc., 2.25%, 2017 (n)	1,256,000	1,285,991
Kraft Foods, Inc., 6.5%, 2040	1,475,000	1,894,770
Molson Coors Brewing Co., 3.5%, 2022	1,018,000	1,045,267
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	938,130
Pernod-Ricard S.A., 4.45%, 2022 (n)	524,000	542,944
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,426,090
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,515,563
Tyson Foods, Inc., 6.85%, 2016	2,229,000	2,549,419
Tyson Foods, Inc., 4.5%, 2022	598,000	615,940

		$16,422,015

Food & Drug Stores – 1.0%
CVS Caremark Corp., 3.25%, 2015	$296,000	$311,568
CVS Caremark Corp., 5.75%, 2017	664,000	784,175
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,743,958

		$2,839,701

Forest & Paper Products – 0.9%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$806,000	$935,257
International Paper Co., 6%, 2041	860,000	969,581
Packaging Corp. of America, 3.9%, 2022	712,000	714,309

		$2,619,147

Gaming & Lodging – 1.7%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,600,000	$1,644,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	150,000	174,234
Wyndham Worldwide Corp., 6%, 2016	19,000	21,135
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,235,517
Wynn Las Vegas LLC, 7.75%, 2020	1,200,000	1,329,000

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC, 5.375%, 2022 (n)	$260,000	$261,300

		$4,665,186

Insurance – 2.0%
American International Group, Inc., 3.8%, 2017	$937,000	$955,168
American International Group, Inc., 6.4%, 2020	1,200,000	1,357,772
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	370,000	396,775
Prudential Financial, Inc., 4.75%, 2015	631,000	679,342
Unum Group, 7.125%, 2016	500,000	576,685
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,496,704

		$5,462,446

Insurance – Health – 1.3%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,442,381
CIGNA Corp., 5.375%, 2042	700,000	744,797
Humana, Inc., 7.2%, 2018	1,157,000	1,390,355

		$3,577,533

Insurance – Property & Casualty – 2.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$905,961
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	205,764
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	288,068
CNA Financial Corp., 5.875%, 2020	1,570,000	1,726,457
Marsh & McLennan Cos., Inc., 4.8%, 2021	500,000	544,436
XL Group PLC, 5.75%, 2021	1,110,000	1,228,001
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	538,688
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	878,080

		$6,315,455

Machinery & Tools – 0.8%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,297,295

Major Banks – 4.4%
Bank of America Corp., 5.65%, 2018	$580,000	$620,190
Bank of America Corp., 7.625%, 2019	500,000	587,940
Bank of America Corp., 5.625%, 2020	185,000	198,067
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	439,452
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,177,917
JPMorgan Chase & Co., 4.25%, 2020	893,000	938,109
JPMorgan Chase & Co., 4.5%, 2022	500,000	538,609
Macquarie Bank Ltd., 5%, 2017 (n)	400,000	407,401
Macquarie Group Ltd., 6%, 2020 (n)	418,000	415,838
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	517,503
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	360,827
Morgan Stanley, 5.75%, 2016	906,000	930,055
Morgan Stanley, 7.3%, 2019	1,240,000	1,339,496
PNC Funding Corp., 5.625%, 2017	1,095,000	1,218,364
Wachovia Corp., 6.605%, 2025	1,270,000	1,504,960
Wells Fargo & Co., 2.625%, 2016	919,000	944,450

		$12,139,178

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 2.7%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$983,000	$1,018,893
Davita, Inc., 6.625%, 2020	1,540,000	1,605,450
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	2,039,031
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	734,000	798,225
Hospira, Inc., 6.05%, 2017	906,000	1,021,943
McKesson Corp., 5.7%, 2017	770,000	901,596
McKesson Corp., 7.5%, 2019	120,000	154,321

		$7,539,459

Metals & Mining – 2.8%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	$1,393,000	$1,370,542
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,701,000	1,620,793
Southern Copper Corp., 6.75%, 2040	1,764,000	1,868,004
Teck Resources Ltd., 10.75%, 2019	470,000	565,175
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,663,962
Vale Overseas Ltd., 4.375%, 2022	527,000	536,656

		$7,625,132

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 – 2031	$56,895	$69,754

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 7%, 2022	$970,000	$999,100

Natural Gas – Pipeline – 4.1%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,090,942
El Paso Pipeline Partners LP, 5%, 2021	311,000	336,480
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,111,467
Energy Transfer Partners LP, 9.7%, 2019	213,000	273,113
Energy Transfer Partners LP, 6.5%, 2042	1,183,000	1,267,750
Enterprise Products Operating LP, 5.65%, 2013	354,000	365,210
Enterprise Products Partners LP, 6.3%, 2017	540,000	644,552
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	548,378
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	285,690
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	444,232
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	443,289
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	707,539
NiSource Finance Corp., 3.85%, 2023	1,106,000	1,104,933
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,381,764
Spectra Energy Capital LLC, 8%, 2019	942,000	1,206,756

		$11,212,095

Network & Telecom – 1.7%
AT&T, Inc., 5.55%, 2041	$1,024,000	$1,220,564
CenturyLink, Inc., 7.6%, 2039	1,580,000	1,525,823
Telefonica Emisiones S.A.U., 5.134%, 2020	1,200,000	1,033,661
Verizon Communications, Inc., 6%, 2041	690,000	874,746

		$4,654,794

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oils – 0.1%
Phillips 66, 5.875%, 2042 (n)	$255,000	$274,504

Other Banks & Diversified Financials – 4.4%
American Express Centurion Bank, 5.5%, 2013	$590,000	$612,019
American Express Co., 8.125%, 2019	320,000	426,113
American Express Credit Corp., 2.375%, 2017	745,000	763,574
Banco Bradesco S.A., 5.75%, 2022 (n)	633,000	640,913
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,400,504
BB&T Corp., 3.95%, 2016	500,000	544,277
Capital One Financial Corp., 2.15%, 2015	700,000	705,458
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,259,352
Capital One Financial Corp., 10.25%, 2039	510,000	520,200
Citigroup, Inc., 4.45%, 2017	982,000	1,029,375
Discover Bank, 7%, 2020	1,776,000	2,067,035
Fifth Third Bancorp, 3.5%, 2022	673,000	680,115
Santander Holdings USA, Inc., 4.625%, 2016	290,000	280,243
Santander UK PLC, 3.875%, 2014 (n)	413,000	406,877
Svenska Handelsbanken AB, 2.875%, 2017	767,000	777,532

		$12,113,587

Personal Computers & Peripherals – 0.4%
Motorola Solutions, Inc., 3.75%, 2022	$1,000,000	$986,170

Pharmaceuticals – 1.5%
Celgene Corp., 2.45%, 2015	$606,000	$620,735
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,977,000	2,174,700
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,330,000	1,398,865

		$4,194,300

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 2021	$1,160,000	$1,331,780

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$68,000	$67,552

Printing & Publishing – 0.9%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$693,000	$706,716
Pearson PLC, 5.5%, 2013 (n)	260,000	269,293
Pearson PLC, 4%, 2016 (n)	1,320,000	1,401,477

		$2,377,486

Railroad & Shipping – 0.8%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$521,375
Canadian Pacific Railway Co., 4.5%, 2022	400,000	432,165
CSX Corp., 7.375%, 2019	365,000	465,604
Kansas City Southern, 8%, 2018	757,000	843,147

		$2,262,291

Real Estate – 3.7%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$787,852
Boston Properties LP, REIT, 3.85%, 2023	1,131,000	1,141,625
DDR Corp., REIT, 4.625%, 2022	362,000	357,267
ERP Operating LP, REIT, 4.625%, 2021	670,000	727,736
HCP, Inc., REIT, 5.375%, 2021	1,893,000	2,093,285
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,083,743

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 5.75%, 2015	$440,000	$491,614
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,439,279
Ventas Realty LP, REIT, 4%, 2019	343,000	351,744
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,447,000	1,707,276

		$10,181,421

Retailers – 2.7%
AutoZone, Inc., 3.7%, 2022	$258,000	$265,739
Dollar General Corp., 4.125%, 2017	1,544,000	1,565,230
Gap, Inc., 5.95%, 2021	2,173,000	2,252,332
Kohl’s Corp., 4%, 2021	1,117,000	1,160,965
Limited Brands, Inc., 7%, 2020	1,441,000	1,599,510
Limited Brands, Inc., 5.625%, 2022	479,000	493,370

		$7,337,146

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,090,550
Advance Auto Parts, Inc., 4.5%, 2022	332,000	347,655

		$1,438,205

Supermarkets – 0.5%
Kroger Co., 3.4%, 2022	$1,500,000	$1,498,710

Telecommunications – Wireless – 2.1%
American Tower Corp., 4.5%, 2018	$1,150,000	$1,215,566
American Tower Corp., REIT, 4.625%, 2015	1,770,000	1,873,540
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,040,400
Crown Castle Towers LLC, 6.113%, 2040 (n)	955,000	1,105,523
Rogers Cable, Inc., 5.5%, 2014	364,000	390,705
Vodafone Group PLC, 5.625%, 2017	201,000	235,192

		$5,860,926

Telephone Services – 0.2%
Oi S.A., 5.75%, 2022 (n)	$551,000	$561,469

Tobacco – 2.2%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$1,052,000	$1,050,612
B.A.T. International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,426,780
Lorillard Tobacco Co., 8.125%, 2019	1,567,000	1,944,760
Lorillard Tobacco Co., 7%, 2041	434,000	470,752
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,320,627

		$6,213,531

Transportation – Services – 0.8%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$233,763
Erac USA Finance Co., 7%, 2037 (n)	654,000	788,357
Erac USA Finance Co., 5.625%, 2042 (n)	1,080,000	1,101,621

		$2,123,741

Utilities – Electric Power – 5.1%
Calpine Corp., 7.875%, 2020 (n)	$1,434,000	$1,580,985
CenterPoint Energy, Inc., 5.95%, 2017	800,000	912,182

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
CMS Energy Corp., 2.75%, 2014	$780,000	$784,035
CMS Energy Corp., 6.25%, 2020	1,010,000	1,121,635
CMS Energy Corp., 5.05%, 2022	209,000	216,783
Dominion Resources, Inc., 4.9%, 2041	700,000	791,108
EDP Finance B.V., 6%, 2018 (n)	1,056,000	918,634
Enel Finance International S.A., 6%, 2039 (n)	1,132,000	888,686
Enersis S.A., 7.375%, 2014	686,000	734,178
FirstEnergy Solutions Corp., 6.05%, 2021	1,766,000	1,939,571
Oncor Electric Delivery Co., 4.1%, 2022 (n)	1,400,000	1,427,369
PPL Capital Funding, Inc., 4.2%, 2022	622,000	623,995
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,138,821
PSEG Power LLC, 5.32%, 2016	288,000	324,779

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
System Energy Resources, Inc., 5.129%, 2014 (z)	$227,428	$232,177
Waterford 3 Funding Corp., 8.09%, 2017	487,952	489,031

		$14,123,969

Total Bonds (Identified Cost, $245,726,935)		$258,805,827

MONEY MARKET FUNDS – 5.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	15,012,291	$15,012,291

Total Investments (Identified Cost, $260,739,226)		$273,818,118

OTHER ASSETS, LESS LIABILITIES – 0.8%		2,078,770

Net Assets – 100.0%		$275,896,888

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,668,714, representing 23.4% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045	9/21/04-3/08/12	$240,724	$26
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/15/10	299,877	338,927
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	316,448	205,914
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	1,558,865	1,572,051
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	177,528	195,653
Experian Finance PLC, 2.375%, 2017	6/26/12	804,843	807,904
Falcon Franchise Loan LLC, FRN, 5.43%, 2025	1/29/03	44,890	90,648
Ford Motor Credit Co. LLC, 4.207%, 2022	10/28/11	563,492	581,492
Ford Motor Credit Co. LLC, 3.984%, 2022	10/28/11	636,198	657,082
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	577,787	568,109
GMAC LLC, FRN, 6.02%, 2033	3/20/02	187,170	324,627
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013	12/06/04	573,983	564,971
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	318,787	301,062
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	227,500	232,177
Total Restricted Securities			$6,440,643
% of Net Assets			2.3%

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/12

Swap Agreements at 6/30/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/12	USD	910,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(76,433)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7.0%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2012, the fund had cash collateral of $290,000 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

9

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $245,726,935)	$258,805,827
Underlying affiliated funds, at cost and value	15,012,291
Total investments, at value (identified cost, $260,739,226)	$273,818,118
Cash	116,889
Restricted cash	290,000
Receivables for
Investments sold	1,789,556
Fund shares sold	40,096
Interest	3,658,612
Other assets	1,933
Total assets		$279,715,204
Liabilities
Payables for
Investments purchased	$3,446,868
Fund shares reacquired	236,912
Swaps, at value	76,433
Payable to affiliates
Investment adviser	13,987
Distribution and/or service fees	3,754
Payable for independent Trustees’ compensation	18
Accrued expenses and other liabilities	40,344
Total liabilities		$3,818,316
Net assets		$275,896,888
Net assets consist of
Paid-in capital	$242,192,984
Unrealized appreciation (depreciation) on investments	13,002,459
Accumulated net realized gain (loss) on investments	1,545,736
Undistributed net investment income	19,155,709
Net assets		$275,896,888
Shares of beneficial interest outstanding		22,569,768

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$92,871,795	7,543,574	$12.31
Service Class	183,025,093	15,026,194	12.18

See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$6,841,641
Dividends from underlying affiliated funds	5,112
Total investment income		$6,846,753
Expenses
Management fee	$795,635
Distribution and/or service fees	217,001
Administrative services fee	24,782
Independent Trustees’ compensation	6,813
Custodian fee	17,380
Shareholder communications	6,821
Audit and tax fees	30,603
Legal fees	2,196
Miscellaneous	10,565
Total expenses		$1,111,796
Fees paid indirectly	(60)
Reduction of expenses by investment adviser	(677)
Net expenses		$1,111,059
Net investment income		$5,735,694
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$3,976,125
Swap agreements	4,626
Net realized gain (loss) on investments		$3,980,751
Change in unrealized appreciation (depreciation)
Investments	$4,123,013
Swap agreements	60,013
Net unrealized gain (loss) on investments		$4,183,026
Net realized and unrealized gain (loss) on investments		$8,163,777
Change in net assets from operations		$13,899,471

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$5,735,694		$11,853,807
Net realized gain (loss) on investments	3,980,751		5,367,550
Net unrealized gain (loss) on investments	4,183,026		(1,643,723)
Change in net assets from operations	$13,899,471		$15,577,634
Distributions declared to shareholders
From net investment income	$—		$(12,189,902)
Change in net assets from fund share transactions	$5,807,956		$10,240,192
Total change in net assets	$19,707,427		$13,627,924
Net assets
At beginning of period	256,189,461		242,561,537
At end of period (including undistributed net investment income of $19,155,709 and $13,420,015, respectively)	$275,896,888		$256,189,461

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years . Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.67		$11.49	$10.84	$9.11	$10.89	$11.19
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.57	$0.58	$0.59	$0.57	$0.60
Net realized and unrealized gain (loss) on investments	0.37		0.18	0.57	1.81	(1.64)	(0.21)
Total from investment operations	$0.64		$0.75	$1.15	$2.40	$(1.07)	$0.39
Less distributions declared to shareholders
From net investment income	$—		$(0.57)	$(0.50)	$(0.67)	$(0.71)	$(0.69)
Net asset value, end of period (x)	$12.31		$11.67	$11.49	$10.84	$9.11	$10.89
Total return (%) (k)(r)(s)(x)	5.48	(n)	6.63	10.86	27.96	(10.53)	3.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.70	0.72	0.74	0.74	0.71
Expenses after expense reductions (f)	0.67	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	4.50	(a)	4.85	5.17	5.93	5.64	5.50
Portfolio turnover	33	(n)	55	58	71	46	42
Net assets at end of period (000 omitted)	$92,872		$90,822	$95,584	$92,244	$70,504	$105,554

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.56		$11.40	$10.76	$9.04	$10.81	$11.11
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.55	$0.56	$0.54	$0.57
Net realized and unrealized gain (loss) on investments	0.37		0.18	0.57	1.80	(1.63)	(0.21)
Total from investment operations	$0.62		$0.71	$1.12	$2.36	$(1.09)	$0.36
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.48)	$(0.64)	$(0.68)	$(0.66)
Net asset value, end of period (x)	$12.18		$11.56	$11.40	$10.76	$9.04	$10.81
Total return (%) (k)(r)(s)(x)	5.36	(n)	6.30	10.67	27.66	(10.77)	3.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.95	0.97	0.99	0.99	0.96
Expenses after expense reductions (f)	0.92	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	4.23	(a)	4.59	4.90	5.64	5.39	5.25
Portfolio turnover	33	(n)	55	58	71	46	42
Net assets at end of period (000 omitted)	$183,025		$165,367	$146,977	$96,293	$52,038	$77,588

See Notes to Financial Statements

13

MFS Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

15

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$7,643,924	$—	$7,643,924
Corporate Bonds	—	203,979,141	—	203,979,141
Residential Mortgage-Backed Securities	—	69,754	—	69,754
Commercial Mortgage-Backed Securities	—	3,854,522	—	3,854,522
Asset-Backed Securities (including CDOs)	—	2,719,464	—	2,719,464
Foreign Bonds	—	40,539,022	—	40,539,022
Mutual Funds	15,012,291	—	—	15,012,291
Total Investments	$15,012,291	$258,805,827	$—	$273,818,118

Other Financial Instruments
Swap Agreements	$—	$(76,433)	$—	$(76,433)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Credit	Credit Default Swaps	$(76,433)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements
Credit	$4,626

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements
Credit	$60,013

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of June 30, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of June 30, 2012, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $910,000 less the value of the agreements’ related deliverable obligations as

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$12,189,902

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$262,547,212
Gross appreciation	13,816,061
Gross depreciation	(2,545,155)
Net unrealized appreciation (depreciation)	$11,270,906

As of 12/31/11
Undistributed ordinary income	13,340,627
Capital loss carryforwards	(715,383)
Other temporary differences	(57,361)
Net unrealized appreciation (depreciation)	7,236,550

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(267,263)
12/31/17	(448,120)
Total	$(715,383)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$4,438,708
Service Class	—	7,751,194
Total	$—	$12,189,902

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

19

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,320 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $677, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$29,666
Investments (non-U.S. Government securities)	$86,477,275	$85,520,737

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	301,040	$3,640,880	598,989	$7,091,720
Service Class	2,423,010	29,176,591	3,224,003	37,338,728
	2,724,050	$32,817,471	3,822,992	$44,430,448
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	386,647	$4,438,708
Service Class	—	—	680,526	7,751,194
	—	$—	1,067,173	$12,189,902
Shares reacquired
Initial Class	(541,941)	$(6,538,257)	(1,518,031)	$(17,713,423)
Service Class	(1,705,467)	(20,471,258)	(2,492,911)	(28,666,735)
	(2,247,408)	$(27,009,515)	(4,010,942)	$(46,380,158)
Net change
Initial Class	(240,901)	$(2,897,377)	(532,395)	$(6,182,995)
Service Class	717,543	8,705,333	1,411,618	16,423,187
	476,642	$5,807,956	879,223	$10,240,192

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $866 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

20

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,192,839	71,910,970	(58,091,518)	15,012,291

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,112	$15,012,291

21

MFS Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

22

SEMIANNUAL REPORT

June 30, 2012

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

UTS-SEM

MFS® UTILITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	4.0%
Virgin Media, Inc.	3.6%
CMS Energy Corp.	3.0%
Williams Cos., Inc.	3.0%
Edison International	2.7%
Kinder Morgan, Inc.	2.6%
Energias de Portugal S.A.	2.4%
Public Service Enterprise Group, Inc.	2.3%
AES Corp.	2.2%
Calpine Corp.	2.1%

Top five industries (i)
Utilities-Electric Power	46.6%
Cable TV	12.2%
Telephone Services	10.3%
Natural Gas – Pipeline	9.2%
Telecommunications – Wireless	7.1%

Issuer country weightings (i)(x)
United States	67.1%
Brazil	7.4%
United Kingdom	4.2%
Spain	4.2%
Portugal	3.5%
Germany	2.9%
Czech Republic	1.5%
Chile	1.4%
Italy	1.3%
Other Countries	6.5%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.84%	$1,000.00	$1,051.48	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$1,050.23	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 91.0%
Broadcasting – 0.7%
Viacom, Inc., “B”	45,650	$2,146,463

Cable TV – 11.5%
Charter Communications, Inc., “A” (a)	6,880	$487,586
Comcast Corp., “Special A”	378,470	11,883,958
Liberty Global, Inc., “A” (a)	56,830	2,820,473
Telenet Group Holding N.V.	50,176	2,190,670
Time Warner Cable, Inc.	75,529	6,200,931
Virgin Media, Inc.	446,280	10,884,769

		$34,468,387

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	35,470	$1,397,518
Energen Corp.	37,660	1,699,596
EQT Corp.	83,980	4,503,847
Occidental Petroleum Corp.	19,470	1,669,942
QEP Resources, Inc.	124,070	3,718,378
WPX Energy, Inc. (a)	145,434	2,353,122

		$15,342,403

Natural Gas – Distribution – 5.8%
AGL Resources, Inc.	36,000	$1,395,000
Atmos Energy Corp.	9,370	328,606
GDF SUEZ	149,775	3,573,470
NiSource, Inc.	44,550	1,102,613
ONEOK, Inc.	17,630	745,925
Sempra Energy	87,900	6,054,552
Spectra Energy Corp.	143,640	4,174,178

		$17,374,344

Natural Gas – Pipeline – 8.7%
El Paso Pipeline Partners LP	12,970	$438,386
Enagas S.A.	239,695	4,373,980
Kinder Morgan, Inc.	245,326	7,904,404
Williams Cos., Inc.	311,197	8,968,698
Williams Partners LP	88,270	4,611,225

		$26,296,693

Oil Services – 0.1%
Cheniere Energy, Inc. (a)	23,410	$345,063

Telecommunications – Wireless – 6.4%
American Tower Corp., REIT	45,290	$3,166,224
Cellcom Israel Ltd.	120,522	735,184
KDDI Corp.	24	154,808
Mobile TeleSystems OJSC, ADR	133,860	2,302,392
NII Holdings, Inc. (a)	37,610	384,750
SBA Communications Corp. (a)	45,550	2,598,628
TIM Participacoes S.A., ADR	177,847	4,883,679
Vodafone Group PLC	1,742,489	4,895,760

		$19,121,425

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.3%
Bezeq-The Israel Telecommunication Corp. Ltd.	1,832,290	$1,938,817
CenturyLink, Inc.	87,845	3,468,999
China Unicom (Hong Kong) Ltd.	268,000	337,161
Crown Castle International Corp. (a)	27,100	1,589,686
Deutsche Telekom AG	277,270	3,041,721
Empresa Nacional de Telecomunicaciones S.A.	115,297	2,187,362
Frontier Communications Corp. (l)	257,370	985,727
Kabel Deutschland Holding AG (a)	35,178	2,189,223
PT XL Axiata Tbk.	2,683,500	1,757,096
TDC A.S.	487,190	3,386,401
Telecom Italia S.p.A.	4,980,784	4,006,540
Telefonica Brasil S.A., ADR	171,396	4,240,337
Ziggo N.V.	56,460	1,799,470

		$30,928,540

Utilities – Electric Power – 42.4%
AES Corp. (a)	518,100	$6,647,223
Aguas Andinas S.A.	1,885,045	1,166,977
American Electric Power Co., Inc.	90,460	3,609,354
Calpine Corp. (a)	379,260	6,261,583
CenterPoint Energy, Inc.	185,870	3,841,933
CEZ A.S.	126,205	4,361,424
China Hydroelectric Corp., ADR (a)	85,650	60,392
China Longyuan Power Group	174,000	114,597
CMS Energy Corp.	386,930	9,092,855
Companhia de Saneamento Basico do Estado de Sao Paulo	14,600	559,721
Companhia de Saneamento de Minas Gerais – Copasa MG	88,100	1,908,066
Companhia Energetica de Minas Gerais, IPS	80,625	1,506,525
Companhia Paranaense de Energia, ADR	62,650	1,358,252
Companhia Paranaense de Energia, IPS	83,200	1,830,939
E-CL S.A.	399,540	952,593
E.ON AG	80,303	1,729,762
E.On Russia JSC	5,010,603	363,579
Edison International	174,910	8,080,842
EDP Renovaveis S.A. (a)	901,079	3,087,724
Enel OGK-5 OAO (a)	5,282,896	271,615
Energias de Portugal S.A.	3,107,729	7,341,694
Energias do Brasil S.A.	330,900	2,123,625
FirstEnergy Corp.	58,540	2,879,583
GenOn Energy, Inc. (a)	1,138,890	1,947,502
Great Plains Energy, Inc.	96,250	2,060,713
Iberdrola S.A.	803,836	3,806,078
ITC Holdings Corp.	38,230	2,634,429
Light S.A.	184,780	2,281,575
National Grid PLC	323,151	3,418,728
NextEra Energy, Inc.	82,580	5,682,330
Northeast Utilities	84,930	3,296,133
NRG Energy, Inc. (a)	264,166	4,585,922

4

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
NV Energy, Inc.	96,450	$1,695,591
OGE Energy Corp.	73,470	3,805,011
PPL Corp.	139,790	3,887,560
Public Service Enterprise Group, Inc.	214,420	6,968,650
Red Electrica de Espana	98,059	4,276,320
RWE AG	43,860	1,792,950
SSE PLC	144,587	3,149,851
SUEZ Environnement	27,780	299,038
TGK International GmbH	1,035,209,542	219,464
Tractebel Energia S.A.	87,500	1,618,434
United Utilities Group PLC	58,531	619,291

		$127,196,428

Total Common Stocks (Identified Cost, $272,930,887)		$273,219,746

BONDS – 1.7%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 5.541%, 2023 (i)(z)	$195,736	$18,634

Energy – Independent – 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$1,675,000	$1,735,719

Utilities – Electric Power – 1.1%
GenOn Energy, Inc., 9.875%, 2020	$2,130,000	$2,076,750
NRG Energy, Inc., 7.875%, 2021	795,000	802,950
Viridian Group FundCo II, 11.125%, 2017 (z)	480,000	441,600

		$3,321,300

Total Bonds (Identified Cost, $5,007,003)		$5,075,653

CONVERTIBLE PREFERRED STOCKS – 3.1%
Utilities – Electric Power – 3.1%
NextEra Energy, Inc., 7%	54,650	$2,993,181
PPL Corp., 9.5%	58,420	3,090,418
PPL Corp., 8.75%	58,920	3,150,452

Total Convertible Preferred Stocks (Identified Cost, $9,040,246)		$9,234,051

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.1%
Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $228,674) (a)	$40	2/15/12	120,039	$259,284

CONVERTIBLE BONDS – 1.4%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$1,406,000	$2,101,970

Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014	$1,084,000	$2,090,765

Total Convertible Bonds (Identified Cost, $2,840,444)		$4,192,735

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	5,714,140	$5,714,140

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	657,376	$657,376

Total Investments (Identified Cost, $296,418,770)		$298,352,985

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,688,054

Net Assets – 100.0%		$300,041,039

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,735,719, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.541%, 2023	1/18/02	$9,875	$18,634
Viridian Group FundCo II, 11.125%, 2017	5/01/12	465,024	441,600
Total Restricted Securities			$460,234
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

6

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	UBS AG	7,934,678	8/02/12	$3,928,059	$3,925,207	$2,852
BUY	EUR	Barclays Bank PLC	123	7/13/12	154	156	2
BUY	EUR	Credit Suisse Group	33,586	7/13/12	41,795	42,506	711
BUY	EUR	Deutsche Bank AG	68,610	7/13/12	84,847	86,832	1,985
BUY	EUR	Merrill Lynch International Bank	51,426	7/13/12	64,473	65,084	611
BUY	EUR	UBS AG	146,694	7/13/12	184,406	185,656	1,250
SELL	EUR	Barclays Bank PLC	874,156	7/13/12	1,127,547	1,106,331	21,216
SELL	EUR	Citibank N.A.	1,121,744	7/13/12	1,470,280	1,419,678	50,602
SELL	EUR	Credit Suisse Group	1,735,748	7/13/12	2,272,914	2,196,761	76,153
SELL	EUR	Deutsche Bank AG	565,395	7/13/12	729,319	715,563	13,756
SELL	EUR	JPMorgan Chase Bank N.A.	805,953	7/13/12	1,053,767	1,020,013	33,754
SELL	EUR	Merrill Lynch International Bank	928,226	7/13/12	1,215,483	1,174,763	40,720
SELL	EUR	UBS AG	1,147,863	7/13/12	1,504,257	1,452,735	51,522
SELL	GBP	Barclays Bank PLC	4,138,880	7/13/12	6,565,372	6,481,951	83,421
SELL	GBP	Citibank N.A.	70,013	7/13/12	113,880	109,649	4,231
SELL	GBP	Deutsche Bank AG	4,051,600	7/13/12	6,420,502	6,345,261	75,241
SELL	GBP	JPMorgan Chase Bank N.A.	21,694	7/13/12	33,982	33,975	7
SELL	GBP	UBS AG	120,134	7/13/12	192,077	188,143	3,934

							$461,968

Liability Derivatives
BUY	BRL	UBS AG	1,305,000	8/02/12	$646,040	$645,571	$(469)
BUY	EUR	Barclays Bank PLC	53,656	7/13/12	69,483	67,907	(1,576)
BUY	EUR	Credit Suisse Group	19,884	7/13/12	25,772	25,165	(607)
BUY	EUR	Deutsche Bank AG	519,657	7/13/12	686,549	657,677	(28,872)
BUY	EUR	Goldman Sachs International	47,592	7/13/12	61,197	60,233	(964)
BUY	EUR	UBS AG	455,948	7/13/12	591,901	577,048	(14,853)
SELL	EUR	Barclays Bank PLC	231,831	7/13/12	290,515	293,405	(2,890)
SELL	EUR	Citibank N.A.	362	7/13/12	455	458	(3)
SELL	EUR	Credit Suisse Group	318,737	7/13/12	398,414	403,393	(4,979)
SELL	EUR	Deutsche Bank AG	11,606	7/13/12	14,499	14,689	(190)
SELL	EUR	JPMorgan Chase Bank N.A.	226,800	7/13/12	285,038	287,038	(2,000)
SELL	EUR	Merrill Lynch International Bank	215,691	7/13/12	271,209	272,979	(1,770)
SELL	EUR	UBS AG	13,415,943	7/13/12-9/17/12	16,754,846	16,989,476	(234,630)
BUY	GBP	Citibank N.A.	90,821	7/13/12	146,712	142,236	(4,476)
SELL	GBP	Barclays Bank PLC	28,039	7/13/12	43,909	43,911	(2)

							$(298,281)

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $290,704,630)	$292,638,845
Underlying affiliated funds, at cost and value	5,714,140
Total investments, at value, including $629,438 of securities on loan (identified cost, $296,418,770)	$298,352,985
Foreign currency, at value (identified cost, $88,548)	90,125
Receivables for
Forward foreign currency exchange contracts	461,968
Investments sold	2,347,706
Fund shares sold	4,210
Interest and dividends	1,265,312
Other assets	2,231
Total assets		$302,524,537
Liabilities
Payables for
Forward foreign currency exchange contracts	$298,281
Investments purchased	1,055,871
Fund shares reacquired	388,351
Collateral for securities loaned, at value	657,376
Payable to affiliates
Investment adviser	18,518
Distribution and/or service fees	2,497
Payable for independent Trustees’ compensation	32
Accrued expenses and other liabilities	62,572
Total liabilities		$2,483,498
Net assets		$300,041,039
Net assets consist of
Paid-in capital	$272,906,902
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,105,431
Accumulated net realized gain (loss) on investments and foreign currency	7,358,299
Undistributed net investment income	17,670,407
Net assets		$300,041,039
Shares of beneficial interest outstanding		12,837,066

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$175,711,671	7,481,221	$23.49
Service Class	124,329,368	5,355,845	23.21

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$6,641,022
Interest	262,739
Dividends from underlying affiliated funds	3,060
Foreign taxes withheld	(465,771)
Total investment income		$6,441,050
Expenses
Management fee	$1,140,229
Distribution and/or service fees	159,590
Administrative services fee	27,805
Independent Trustees’ compensation	7,134
Custodian fee	63,661
Shareholder communications	7,861
Audit and tax fees	25,032
Legal fees	2,656
Miscellaneous	15,280
Total expenses		$1,449,248
Fees paid indirectly	(10)
Reduction of expenses by investment adviser	(789)
Net expenses		$1,448,449
Net investment income		$4,992,601
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$13,222,323
Foreign currency	1,469,263
Net realized gain (loss) on investments and foreign currency		$14,691,586
Change in unrealized appreciation (depreciation)
Investments	$(3,640,322)
Translation of assets and liabilities in foreign currencies	(917,302)
Net unrealized gain (loss) on investments and foreign currency translation		$(4,557,624)
Net realized and unrealized gain (loss) on investments and foreign currency		$10,133,962
Change in net assets from operations		$15,126,563

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$4,992,601	$11,390,882
Net realized gain (loss) on investments and foreign currency	14,691,586	25,795,718
Net unrealized gain (loss) on investments and foreign currency translation	(4,557,624)	(15,892,238)
Change in net assets from operations	$15,126,563	$21,294,362
Distributions declared to shareholders
From net investment income	$—	$(10,670,058)
Change in net assets from fund share transactions	$(24,063,119)	$(18,328,446)
Total change in net assets	$(8,936,556)	$(7,704,142)
Net assets
At beginning of period	308,977,595	316,681,737
At end of period (including undistributed net investment income of $17,670,407 and $12,677,806, respectively)	$300,041,039	$308,977,595

See Notes to Financial Statements

10

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$22.34		$21.64	$19.61	$15.56	$29.51	$23.25
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.83	$0.67	$0.69	$0.62	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		0.67	1.98	4.21	(9.78)	6.02
Total from investment operations	$1.15		$1.50	$2.65	$4.90	$(9.16)	$6.60
Less distributions declared to shareholders
From net investment income	$—		$(0.80)	$(0.62)	$(0.85)	$(0.47)	$(0.34)
From net realized gain on investments	—		—	—	—	(4.32)	—
Total distributions declared to shareholders	$—		$(0.80)	$(0.62)	$(0.85)	$(4.79)	$(0.34)
Net asset value, end of period (x)	$23.49		$22.34	$21.64	$19.61	$15.56	$29.51
Total return (%) (k)(r)(s)(x)	5.15	(n)	7.12	13.90	33.63	(37.16)	28.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.88	0.88	0.86	0.84
Expenses after expense reductions (f)	0.84	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	3.38	(a)	3.69	3.43	4.14	2.73	2.18
Portfolio turnover	25	(n)	52	55	70	63	90
Net assets at end of period (000 omitted)	$175,712		$178,973	$191,566	$199,634	$178,805	$381,498

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$22.10		$21.42	$19.43	$15.41	$29.28	$23.09
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.77	$0.62	$0.63	$0.57	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		0.66	1.96	4.18	(9.71)	5.97
Total from investment operations	$1.11		$1.43	$2.58	$4.81	$(9.14)	$6.49
Less distributions declared to shareholders
From net investment income	$—		$(0.75)	$(0.59)	$(0.79)	$(0.41)	$(0.30)
From net realized gain on investments	—		—	—	—	(4.32)	—
Total distributions declared to shareholders	$—		$(0.75)	$(0.59)	$(0.79)	$(4.73)	$(0.30)
Net asset value, end of period (x)	$23.21		$22.10	$21.42	$19.43	$15.41	$29.28
Total return (%) (k)(r)(s)(x)	5.02	(n)	6.84	13.60	33.27	(37.31)	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.12	1.13	1.13	1.12	1.08
Expenses after expense reductions (f)	1.09	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	3.12	(a)	3.43	3.20	3.81	2.57	1.93
Portfolio turnover	25	(n)	52	55	70	63	90
Net assets at end of period (000 omitted)	$124,329		$130,005	$125,116	$115,435	$83,248	$126,288

See Notes to Financial Statements

11

MFS Utilities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have been lower by approximately 1.01%.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$184,499,794	$—	$—	$184,499,794
Brazil	22,311,153	—	—	22,311,153
Spain	—	12,456,378	—	12,456,378
United Kingdom	6,568,579	5,515,051	—	12,083,630
Portugal	—	10,429,418	—	10,429,418
Germany	—	8,753,656	—	8,753,656
Czech Republic	4,361,424	—	—	4,361,424
Chile	4,306,932	—	—	4,306,932
Italy	—	4,006,540	—	4,006,540
Other Countries	9,182,367	10,321,789	—	19,504,156
Corporate Bonds		8,808,154		8,808,154
Commercial Mortgage-Backed Securities	—	18,634	—	18,634
Foreign Bonds		441,600		441,600
Mutual Funds	6,371,516	—	—	6,371,516
Total Investments	$237,601,765	$60,751,220	$—	$298,352,985

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$163,687	$—	$163,687

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $17,853,185 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,190,670 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$461,968	$(298,281)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$1,588,050

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(933,277)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$10,670,058

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$297,586,513
Gross appreciation	32,113,020
Gross depreciation	(31,346,548)
Net unrealized appreciation (depreciation)	$766,472

As of 12/31/11
Undistributed ordinary income	13,778,952
Capital loss carryforwards	(6,267,255)
Other temporary differences	(12,628)
Net unrealized appreciation (depreciation)	4,508,505

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/17	$(6,267,255)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$6,480,865
Service Class	—	4,189,193
Total	$—	$10,670,058

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,566 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $789, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $74,032,125 and $86,114,178, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	88,054	$2,036,397	195,064	$4,398,559
Service Class	109,981	2,496,077	1,112,704	24,780,307
	198,035	$4,532,474	1,307,768	$29,178,866
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	303,981	$6,480,865
Service Class	—	—	198,352	4,189,193
	—	$—	502,333	$10,670,058
Shares reacquired
Initial Class	(619,282)	$(14,232,313)	(1,339,096)	$(30,204,101)
Service Class	(635,549)	(14,363,280)	(1,269,723)	(27,973,269)
	(1,254,831)	$(28,595,593)	(2,608,819)	$(58,177,370)
Net change
Initial Class	(531,228)	$(12,195,916)	(840,051)	$(19,324,677)
Service Class	(525,568)	(11,867,203)	41,333	996,231
	(1,056,796)	$(24,063,119)	(798,718)	$(18,328,446)

18

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,041 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,151,225	41,586,935	(42,024,020)	5,714,140

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,060	$5,714,140

19

MFS Utilities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

EGS-SEM

MFS® GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	7.9%
Google, Inc., “A”	3.9%
Danaher Corp.	3.3%
American Tower Corp., REIT	2.6%
EMC Corp.	2.3%
Precision Castparts Corp.	2.0%
Qualcomm, Inc.	2.0%
Visa, Inc., “A”	1.9%
MasterCard, Inc., “A”	1.8%
Target Corp.	1.8%

Equity sectors
Technology	26.1%
Health Care	12.8%
Leisure	10.0%
Retailing	10.0%
Industrial Goods & Services	7.9%
Consumer Staples	6.9%
Energy	5.9%
Financial Services	4.8%
Special Products & Services	3.6%
Utilities & Communications	3.0%
Transportation	2.1%
Basic Materials	2.1%
Autos & Housing	2.0%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.84%	$1,000.00	$1,090.99	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$1,089.48	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.2%
Aerospace – 3.0%
Honeywell International, Inc.	26,530	$1,481,430
Precision Castparts Corp.	18,555	3,052,112

		$4,533,542

Alcoholic Beverages – 1.4%
Diageo PLC	85,112	$2,188,757

Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton S.A.	5,077	$773,828
NIKE, Inc., “B”	9,580	840,932
VF Corp.	7,304	974,719

		$2,589,479

Automotive – 1.2%
Johnson Controls, Inc.	55,600	$1,540,676
LKQ Corp. (a)	10,780	360,052

		$1,900,728

Biotechnology – 4.8%
Alexion Pharmaceuticals, Inc. (a)	20,370	$2,022,741
Biogen Idec, Inc. (a)	14,131	2,040,234
Celgene Corp. (a)	29,480	1,891,437
Gilead Sciences, Inc. (a)	26,770	1,372,766

		$7,327,178

Broadcasting – 4.9%
Discovery Communications, Inc., “A” (a)	22,150	$1,196,100
News Corp., “A”	100,280	2,235,241
Viacom, Inc., “B”	52,450	2,466,199
Walt Disney Co.	32,090	1,556,365

		$7,453,905

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	8,050	$881,073
BlackRock, Inc.	4,450	755,699

		$1,636,772

Business Services – 2.9%
Cognizant Technology Solutions Corp., “A” (a)	32,487	$1,949,220
FleetCor Technologies, Inc. (a)	17,180	601,987
Verisk Analytics, Inc., “A” (a)	36,960	1,820,650

		$4,371,857

Cable TV – 1.5%
Comcast Corp., “Special A”	72,184	$2,266,578

Chemicals – 0.4%
Monsanto Co.	7,620	$630,784

Computer Software – 5.2%
Autodesk, Inc. (a)	21,240	$743,188
Check Point Software Technologies Ltd. (a)	40,060	1,986,575
Citrix Systems, Inc. (a)	16,850	1,414,389
Oracle Corp.	39,010	1,158,597
Parametric Technology Corp. (a)	25,850	541,816

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Red Hat, Inc. (a)	13,970	$789,026
Salesforce.com, Inc. (a)	5,260	727,248
VeriSign, Inc. (a)	14,478	630,806

		$7,991,645

Computer Software – Systems – 11.0%
Apple, Inc. (a)	20,628	$12,046,752
EMC Corp. (a)	136,780	3,505,671
NetApp, Inc. (a)	25,820	821,592
Verifone Systems, Inc. (a)	11,420	377,888

		$16,751,903

Construction – 0.8%
Stanley Black & Decker, Inc.	18,510	$1,191,304

Consumer Products – 0.7%
Estee Lauder Cos., Inc., “A”	20,310	$1,099,177

Consumer Services – 0.7%
Priceline.com, Inc. (a)	1,505	$1,000,103

Electrical Equipment – 3.3%
Danaher Corp.	95,510	$4,974,161

Electronics – 2.3%
Altera Corp.	34,730	$1,175,263
ASML Holding N.V.	14,015	720,651
Broadcom Corp., “A”	34,789	1,175,868
Linear Technology Corp.	15,290	479,036

		$3,550,818

Energy – Independent – 3.6%
Cabot Oil & Gas Corp.	37,030	$1,458,982
EOG Resources, Inc.	8,080	728,089
EQT Corp.	12,240	656,431
Noble Energy, Inc.	17,900	1,518,278
Pioneer Natural Resources Co.	5,497	484,890
Range Resources Corp.	11,560	715,217

		$5,561,887

Engineering – Construction – 0.3%
Fluor Corp.	8,240	$406,562

Food & Beverages – 2.9%
General Mills, Inc.	12,590	$485,219
Groupe Danone	19,301	1,197,211
Kraft Foods, Inc., “A”	19,960	770,855
Mead Johnson Nutrition Co., “A”	24,530	1,974,910

		$4,428,195

Gaming & Lodging – 1.4%
Las Vegas Sands Corp.	30,240	$1,315,138
Royal Caribbean Cruises Ltd.	16,280	423,768
Wynn Resorts Ltd.	4,474	464,043

		$2,202,949

4

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 4.1%
Costco Wholesale Corp.	22,584	$2,145,480
Dollar General Corp. (a)	25,410	1,382,050
Target Corp.	46,685	2,716,600

		$6,244,130

Internet – 4.9%
Baidu, Inc., ADR (a)	2,570	$295,499
eBay, Inc. (a)	19,620	824,236
Facebook, Inc., “A “ (a)	13,510	420,431
Google, Inc., “A” (a)	10,136	5,879,590

		$7,419,756

Leisure & Toys – 0.5%
Polaris Industries, Inc.	11,363	$812,227

Machinery & Tools – 0.9%
Joy Global, Inc.	13,620	$772,663
Polypore International, Inc. (a)	10,820	437,020
United Rentals, Inc. (a)	4,160	141,606

		$1,351,289

Medical & Health Technology & Services – 2.2%
Catamaran Corp. (a)	10,597	$1,051,328
Cerner Corp. (a)	15,688	1,296,770
Express Scripts Holding Co. (a)	9,850	549,926
IDEXX Laboratories, Inc. (a)	5,160	496,031

		$3,394,055

Medical Equipment – 3.3%
Cooper Cos., Inc.	4,880	$389,229
Covidien PLC	40,197	2,150,540
Thermo Fisher Scientific, Inc.	48,654	2,525,629

		$5,065,398

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	17,050	$549,351

Network & Telecom – 2.7%
F5 Networks, Inc. (a)	11,038	$1,098,943
Qualcomm, Inc.	54,712	3,046,364

		$4,145,307

Oil Services – 2.3%
Cameron International Corp. (a)	25,900	$1,106,189
Dresser-Rand Group, Inc. (a)	23,780	1,059,161
FMC Technologies, Inc. (a)	15,550	610,027
Schlumberger Ltd.	11,663	757,045

		$3,532,422

Other Banks & Diversified Financials – 3.7%
MasterCard, Inc., “A”	6,425	$2,763,457
Visa, Inc., “A”	23,565	2,913,341

		$5,676,798

Pharmaceuticals – 2.5%
Abbott Laboratories	24,300	$1,566,621
Allergan, Inc.	23,753	2,198,815

		$3,765,436

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pollution Control – 0.4%
Stericycle, Inc. (a)	6,610	$605,939

Railroad & Shipping – 1.3%
Kansas City Southern Co.	12,360	$859,762
Union Pacific Corp.	9,543	1,138,575

		$1,998,337

Restaurants – 1.7%
Starbucks Corp.	32,830	$1,750,496
YUM! Brands, Inc.	14,100	908,322

		$2,658,818

Specialty Chemicals – 1.7%
Airgas, Inc.	14,350	$1,205,544
Praxair, Inc.	12,131	1,319,004

		$2,524,548

Specialty Stores – 4.2%
PetSmart, Inc.	20,070	$1,368,373
Ross Stores, Inc.	41,664	2,602,750
Tiffany & Co.	14,990	793,721
Tractor Supply Co.	6,920	574,775
Urban Outfitters, Inc. (a)	38,602	1,065,029

		$6,404,648

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT	57,405	$4,013,184

Tobacco – 1.9%
Lorillard, Inc.	6,940	$915,733
Philip Morris International, Inc.	23,430	2,044,502

		$2,960,235

Trucking – 0.8%
Expeditors International of Washington, Inc.	31,765	$1,230,894

Total Common Stocks (Identified Cost, $122,807,157)		$148,411,056

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	4,757,024	$4,757,024

Total Investments (Identified Cost, $127,564,181)		$153,168,080

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(512,489)

Net Assets – 100.0%		$152,655,591

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $122,807,157)	$148,411,056
Underlying affiliated funds, at cost and value	4,757,024
Total investments, at value (identified cost, $127,564,181)	$153,168,080
Receivables for
Investments sold	1,141,426
Fund shares sold	50,028
Dividends	115,676
Other assets	1,200
Total assets		$154,476,410
Liabilities
Payables for
Investments purchased	$1,674,839
Fund shares reacquired	109,552
Payable to affiliates
Investment adviser	9,426
Distribution and/or service fees	262
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	26,724
Total liabilities		$1,820,819
Net assets		$152,655,591
Net assets consist of
Paid-in capital	$134,127,308
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	25,603,882
Accumulated net realized gain (loss) on investments and foreign currency	(7,112,673)
Undistributed net investment income	37,074
Net assets		$152,655,591
Shares of beneficial interest outstanding		6,344,989

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$139,560,324	5,790,677	$24.10
Service Class	13,095,267	554,312	23.62

See Notes to Financial Statements

6

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$724,046
Interest	978
Dividends from underlying affiliated funds	1,724
Foreign taxes withheld	(8,693)
Total investment income		$718,055
Expenses
Management fee	$590,347
Distribution and/or service fees	16,422
Administrative services fee	16,757
Independent Trustees’ compensation	3,575
Custodian fee	12,181
Shareholder communications	7,006
Audit and tax fees	25,039
Legal fees	1,304
Miscellaneous	8,754
Total expenses		$681,385
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(403)
Net expenses		$680,981
Net investment income		$37,074
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,445,012
Foreign currency	(648)
Net realized gain (loss) on investments and foreign currency		$7,444,364
Change in unrealized appreciation (depreciation)
Investments	$6,123,498
Translation of assets and liabilities in foreign currencies	(37)
Net unrealized gain (loss) on investments and foreign currency translation		$6,123,461
Net realized and unrealized gain (loss) on investments and foreign currency		$13,567,825
Change in net assets from operations		$13,604,899

See Notes to Financial Statements

7

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income (loss)	$37,074		$(96,007)
Net realized gain (loss) on investments and foreign currency	7,444,364		12,622,529
Net unrealized gain (loss) on investments and foreign currency translation	6,123,461		(12,855,148)
Change in net assets from operations	$13,604,899		$(328,626)
Distributions declared to shareholders
From net investment income	$—		$(249,547)
Change in net assets from fund share transactions	$(9,179,953)		$(22,045,795)
Total change in net assets	$4,424,946		$(22,623,968)
Net assets
At beginning of period	148,230,645		170,854,613
At end of period (including undistributed net investment income of $37,074 and $0, respectively)	$152,655,591		$148,230,645

See Notes to Financial Statements

8

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$22.09		$22.23	$19.21	$13.99	$22.37	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.04	$0.02	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		(0.09)	3.00	5.24	(8.37)	3.88
Total from investment operations	$2.01		$(0.10)	$3.04	$5.26	$(8.33)	$3.92
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.02)	$(0.04)	$(0.05)	$—
Net asset value, end of period (x)	$24.10		$22.09	$22.23	$19.21	$13.99	$22.37
Total return (%) (k)(r)(s)(x)	9.10	(n)	(0.45)	15.81	37.74	(37.33)	21.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	0.88	0.89	0.88	0.84
Expenses after expense reductions (f)	0.84	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.07	(a)	(0.04)	0.22	0.11	0.21	0.19
Portfolio turnover	27	(n)	67	99	95	120	76
Net assets at end of period (000 omitted)	$139,560		$136,991	$156,785	$155,357	$131,692	$264,089

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$21.68		$21.83	$18.90	$13.75	$22.01	$18.19
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.01)	$(0.02)	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.96		(0.09)	2.94	5.17	(8.25)	3.83
Total from investment operations	$1.94		$(0.15)	$2.93	$5.15	$(8.26)	$3.82
Net asset value, end of period (x)	$23.62		$21.68	$21.83	$18.90	$13.75	$22.01
Total return (%) (k)(r)(s)(x)	8.95	(n)	(0.69)	15.50	37.45	(37.53)	21.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.13	1.14	1.13	1.09
Expenses after expense reductions (f)	1.09	(a)	N/A	N/A	N/A	N/A	N/A
Net investment loss	(0.17	)(a)	(0.29)	(0.03)	(0.14)	(0.04)	(0.06)
Portfolio turnover	27	(n)	67	99	95	120	76
Net assets at end of period (000 omitted)	$13,095		$11,239	$14,069	$14,286	$13,256	$23,773

See Notes to Financial Statements

9

MFS Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.61%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$140,197,207	$—	$—	$140,197,207
United Kingdom	2,188,757	—	—	2,188,757
Israel	1,986,575	—	—	1,986,575
France	1,197,211	773,828	—	1,971,039
Canada	1,051,328	—	—	1,051,328
Netherlands	720,651	—	—	720,651
China	295,499	—	—	295,499
Mutual Funds	4,757,024	—	—	4,757,024
Total Investments	$152,394,252	$773,828	$—	$153,168,080

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains) (a)	$249,547

(a)	Included in the fund’s distributions from ordinary income is $1,048 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$127,714,962
Gross appreciation	29,954,192
Gross depreciation	(4,501,074)
Net unrealized appreciation (depreciation)	$25,453,118

As of 12/31/11
Capital loss carryforwards	(14,345,987)
Other temporary differences	(60,249)
Net unrealized appreciation (depreciation)	19,329,620

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(4,017,207)
12/31/17	(10,328,780)
Total	$(14,345,987)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$249,547

13

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0213% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $804 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $403, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $42,076,743 and $52,966,768, respectively.

14

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	39,436	$941,046	68,730	$1,548,015
Service Class	118,551	2,772,874	56,393	1,224,246
	157,987	$3,713,920	125,123	$2,772,261
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	11,666	$249,547
Shares reacquired
Initial Class	(449,479)	$(10,940,280)	(932,824)	$(21,028,561)
Service Class	(82,586)	(1,953,593)	(182,474)	(4,039,042)
	(532,065)	$(12,893,873)	(1,115,298)	$(25,067,603)
Net change
Initial Class	(410,043)	$(9,999,234)	(852,428)	$(19,230,999)
Service Class	35,965	819,281	(126,081)	(2,814,796)
	(374,078)	$(9,179,953)	(978,509)	$(22,045,795)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $534 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,552,303	22,164,046	(20,959,325)	4,757,024

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,724	$4,757,024

(8) Subsequent Event

On May 9, 2012, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Growth Portfolio would be reorganized into MFS Growth Series, a series of MFS Variable Insurance Trust. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Growth Portfolio. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Growth Portfolio to the MFS Growth Series and the assumption by the MFS Growth Series of the liabilities of the MFS Growth Portfolio in exchange solely for shares of beneficial interest in the MFS Growth Series. Immediately following the transfer, the MFS Growth Series shares received by the MFS Growth Portfolio will be distributed to shareholders, pro rata, and the MFS Growth Portfolio will be liquidated and terminated. On August 9, 2012, shareholders approved the reorganization. It is expected that the reorganization will occur on or around August 17, 2012.

15

MFS Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://wwwsec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® MID CAP GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

MCS-SEM

MFS® MID CAP GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Ross Stores, Inc.	2.1%
American Tower Corp., REIT	2.1%
AMETEK, Inc.	1.9%
MasterCard, Inc., “A”	1.9%
Alexion Pharmaceuticals, Inc.	1.9%
Verisk Analytics, Inc., “A”	1.8%
Cabot Oil & Gas Corp.	1.7%
Cognizant Technology Solutions Corp., “A”	1.5%
PetSmart, Inc.	1.5%
Dollar General Corp.	1.4%

Equity sectors
Technology	16.0%
Health Care	14.6%
Retailing	12.3%
Industrial Goods & Services	11.1%
Special Products & Services	8.5%
Energy	8.2%
Leisure	5.7%
Basic Materials	5.0%
Autos & Housing	4.9%
Financial Services	4.2%
Consumer Staples	3.5%
Utilities & Communications	2.7%
Transportation	1.7%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.07%	$1,000.00	$1,081.42	$5.54
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37
Service Class	Actual	1.32%	$1,000.00	$1,081.52	$6.83
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 1.9%
BE Aerospace, Inc. (a)	6,870	$299,944
TransDigm Group, Inc. (a)	2,120	284,716

		$584,660

Alcoholic Beverages – 0.9%
Beam, Inc.	4,140	$258,709

Apparel Manufacturers – 1.7%
Guess?, Inc.	2,220	$67,421
Li & Fung Ltd.	96,000	186,283
VF Corp.	1,890	252,220

		$505,924

Automotive – 2.5%
BorgWarner Transmission Systems, Inc. (a)	4,770	$312,864
Delphi Automotive PLC (a)	9,240	235,620
LKQ Corp. (a)	5,740	191,716

		$740,200

Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (a)	5,650	$561,045
Dendreon Corp. (a)	6,300	46,620
Regeneron Pharmaceuticals, Inc. (a)	790	90,234
ViroPharma, Inc. (a)	5,190	123,003

		$820,902

Broadcasting – 1.8%
CBS Corp., “B”	4,190	$137,348
Discovery Communications, Inc., “A” (a)	7,584	409,536

		$546,884

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	3,690	$403,871
Evercore Partners, Inc.	3,100	72,509
IntercontinentalExchange, Inc. (a)	1,660	225,727

		$702,107

Business Services – 6.8%
Cognizant Technology Solutions Corp., “A” (a)	7,510	$450,600
Concur Technologies, Inc. (a)	3,470	236,307
FleetCor Technologies, Inc. (a)	7,040	246,682
Gartner, Inc. (a)	4,890	210,515
IHS, Inc. “A” (a)	830	89,416
Jones Lang LaSalle, Inc.	3,750	263,888
Verisk Analytics, Inc., “A” (a)	11,100	546,786

		$2,044,194

Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	3,690	$261,510

Chemicals – 0.6%
Celanese Corp.	5,520	$191,102

Computer Software – 6.6%
Autodesk, Inc. (a)	5,470	$191,395

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Check Point Software Technologies Ltd. (a)	7,090	$351,593
Citrix Systems, Inc. (a)	2,510	210,689
NetSuite, Inc. (a)	2,230	122,137
Parametric Technology Corp. (a)	15,060	315,658
Red Hat, Inc. (a)	5,260	297,085
SolarWinds, Inc. (a)	5,070	220,849
TIBCO Software, Inc. (a)	9,430	282,146

		$1,991,552

Computer Software – Systems – 2.9%
MICROS Systems, Inc. (a)	6,820	$349,184
NetApp, Inc. (a)	4,920	156,554
Qlik Technologies, Inc. (a)	8,880	196,426
Verifone Systems, Inc. (a)	5,200	172,068

		$874,232

Construction – 2.4%
NVR, Inc. (a)	300	$255,000
Sherwin-Williams Co.	680	89,998
Stanley Black & Decker, Inc.	5,637	362,797

		$707,795

Consumer Products – 0.8%
Chr. Hansen Holding A/S	6,083	$156,308
Nu Skin Enterprises, Inc., “A”	1,960	91,924

		$248,232

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	4,700	$59,905
HomeAway, Inc. (a)	1,380	30,001
Priceline.com, Inc. (a)	409	271,789
Sotheby’s	4,000	133,440

		$495,135

Containers – 2.2%
Ball Corp.	9,180	$376,839
Silgan Holdings, Inc.	6,950	296,695

		$673,534

Electrical Equipment – 5.0%
AMETEK, Inc.	11,405	$569,224
Mettler-Toledo International, Inc. (a)	1,910	297,673
MSC Industrial Direct Co., Inc., “A”	1,810	118,645
Sensata Technologies Holding B.V. (a)	7,050	188,799
TriMas Corp. (a)	3,830	76,983
W.W. Grainger, Inc.	1,380	263,911

		$1,515,235

Electronics – 3.2%
Altera Corp.	7,720	$261,245
ARM Holdings PLC	14,093	112,228
Hittite Microwave Corp. (a)	2,110	107,863
Linear Technology Corp.	5,420	169,809

4

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Microchip Technology, Inc.	9,570	$316,576

		$967,721

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	13,070	$514,958
Celtic Exploration Ltd. (a)	12,080	163,384
Concho Resources, Inc. (a)	2,870	244,294
EQT Corp.	3,510	188,241
Pioneer Natural Resources Co.	1,330	117,319
Range Resources Corp.	2,140	132,402
SM Energy Co.	3,800	186,618

		$1,547,216

Engineering – Construction – 0.3%
Fluor Corp.	1,876	$92,562

Entertainment – 0.3%
Six Flags Entertainment Corp.	1,680	$91,022

Food & Beverages – 1.8%
Mead Johnson Nutrition Co., “A”	4,690	$377,592
Want Want China Holdings Ltd.	123,000	152,165

		$529,757

Gaming & Lodging – 0.8%
Royal Caribbean Cruises Ltd.	5,640	$146,809
Sands China Ltd.	24,800	79,443

		$226,252

General Merchandise – 1.4%
Dollar General Corp. (a)	7,670	$417,171

Internet – 1.2%
LinkedIn Corp., “A” (a)	1,790	$190,223
Rackspace Hosting, Inc. (a)	3,550	155,987

		$346,210

Leisure & Toys – 1.3%
Brunswick Corp.	7,880	$175,094
Polaris Industries, Inc.	2,860	204,433

		$379,527

Machinery & Tools – 3.0%
Flowserve Corp.	930	$106,718
Joy Global, Inc.	4,060	230,324
Polypore International, Inc. (a)	4,230	170,850
United Rentals, Inc. (a)	3,710	126,288
WABCO Holdings, Inc. (a)	4,950	262,004

		$896,184

Medical & Health Technology & Services – 4.0%
Catamaran Corp. (a)	4,060	$402,793
Cerner Corp. (a)	4,780	395,115
IDEXX Laboratories, Inc. (a)	1,560	149,963
Patterson Cos., Inc.	7,590	261,627

		$1,209,498

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 6.3%
Cooper Cos., Inc.	3,343	$266,638
Covidien PLC	6,540	349,890
Edwards Lifesciences Corp. (a)	3,480	359,484
Endologix, Inc. (a)	9,910	153,010
Gen-Probe, Inc. (a)	2,580	212,076
Intuitive Surgical, Inc. (a)	526	291,294
Sirona Dental Systems, Inc. (a)	1,940	87,319
Thermo Fisher Scientific, Inc.	3,540	183,761

		$1,903,472

Network & Telecom – 2.1%
F5 Networks, Inc. (a)	2,470	$245,913
Fortinet, Inc. (a)	16,630	386,149

		$632,062

Oil Services – 3.1%
Cameron International Corp. (a)	2,300	$98,233
Core Laboratories N.V.	1,200	139,080
Dresser-Rand Group, Inc. (a)	7,800	347,412
FMC Technologies, Inc. (a)	6,270	245,972
Lufkin Industries, Inc.	1,720	93,430

		$924,127

Other Banks & Diversified Financials – 1.9%
MasterCard, Inc., “A”	1,320	$567,745

Pharmaceuticals – 1.6%
Auxilium Pharmaceuticals, Inc. (a)	3,910	$105,140
Perrigo Co.	3,070	362,045

		$467,185

Pollution Control – 0.9%
Stericycle, Inc. (a)	1,230	$112,754
Waste Connections, Inc.	5,570	166,654

		$279,408

Railroad & Shipping – 0.8%
Kansas City Southern Co.	3,650	$253,894

Restaurants – 0.6%
Starbucks Corp.	3,600	$191,952

Specialty Chemicals – 2.2%
Airgas, Inc.	3,200	$268,832
Albemarle Corp.	2,740	163,414
Rockwood Holdings, Inc.	5,390	239,047

		$671,293

Specialty Stores – 9.2%
American Eagle Outfitters, Inc.	10,790	$212,887
AutoZone, Inc. (a)	780	286,393
Children’s Place Retail Store, Inc. (a)	3,710	184,869
O’Reilly Automotive, Inc. (a)	2,380	199,373
PetSmart, Inc.	6,520	444,534
Ross Stores, Inc.	10,040	627,199
rue21, Inc. (a)	3,110	78,496
Tiffany & Co.	4,690	248,336
Tractor Supply Co.	1,700	141,202

5

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	12,620	$348,186

		$2,771,475

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	8,920	$623,597

Trucking – 0.9%
Expeditors International of Washington, Inc.	6,600	$255,750

Utilities – Electric Power – 0.6%
CMS Energy Corp.	8,170	$191,995

Total Common Stocks (Identified Cost, $25,755,695)		$29,598,982

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	609,117	$609,117

Total Investments (Identified Cost, $26,364,812)		$30,208,099

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(109,431)

Net Assets – 100.0%		$30,098,668

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $25,755,695)	$29,598,982
Underlying affiliated funds, at cost and value	609,117
Total investments, at value (identified cost, $26,364,812)	$30,208,099
Receivables for
Investments sold	368,545
Fund shares sold	11,922
Dividends	11,581
Other assets	372
Total assets		$30,600,519
Liabilities
Payables for
Investments purchased	$458,716
Fund shares reacquired	15,024
Payable to affiliates
Investment adviser	1,944
Distribution and/or service fees	211
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	25,953
Total liabilities		$501,851
Net assets		$30,098,668
Net assets consist of
Paid-in capital	$40,164,473
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,843,293
Accumulated net realized gain (loss) on investments and foreign currency	(13,817,496)
Accumulated net investment loss	(91,602)
Net assets		$30,098,668
Shares of beneficial interest outstanding		4,966,478

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$19,541,234	3,196,551	$6.11
Service Class	10,557,434	1,769,927	5.96

See Notes to Financial Statements

7

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment loss
Income
Dividends	$92,309
Interest	253
Dividends from underlying affiliated funds	341
Foreign taxes withheld	(119)
Total investment income		$92,784
Expenses
Management fee	$119,365
Distribution and/or service fees	14,206
Administrative services fee	8,701
Independent Trustees’ compensation	884
Custodian fee	7,734
Shareholder communications	3,953
Audit and tax fees	24,326
Legal fees	305
Miscellaneous	4,994
Total expenses		$184,468
Reduction of expenses by investment adviser	(82)
Net expenses		$184,386
Net investment loss		$(91,602)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,441,483
Foreign currency	(830)
Net realized gain (loss) on investments and foreign currency		$1,440,653
Change in unrealized appreciation (depreciation)
Investments	$1,166,969
Translation of assets and liabilities in foreign currencies	5
Net unrealized gain (loss) on investments and foreign currency translation		$1,166,974
Net realized and unrealized gain (loss) on investments and foreign currency		$2,607,627
Change in net assets from operations		$2,516,025

See Notes to Financial Statements

8

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment loss	$(91,602)	$(261,629)
Net realized gain (loss) on investments and foreign currency	1,440,653	5,191,748
Net unrealized gain (loss) on investments and foreign currency translation	1,166,974	(7,135,674)
Change in net assets from operations	$2,516,025	$(2,205,555)
Change in net assets from fund share transactions	$(3,126,441)	$(7,532,661)
Total change in net assets	$(610,416)	$(9,738,216)
Net assets
At beginning of period	30,709,084	40,447,300
At end of period (including accumulated net investment loss of $91,602 and $0, respectively)	$30,098,668	$30,709,084

See Notes to Financial Statements

9

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009		2008	2007
	(unaudited)
Net asset value, beginning of period	$5.65		$6.01	$4.65	$3.27		$6.72	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.01)	$(0.01)		$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.32)	1.37	1.39		(3.46)	0.61
Total from investment operations	$0.46		$(0.36)	$1.36	$1.38		$(3.45)	$0.60
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$—	$(0.00	)(w)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distribution declared to shareholders	$—		$—	$—	$(0.00	)(w)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$6.11		$5.65	$6.01	$4.65		$3.27	$6.72
Total return (%) (k)(r)(s)(x)	8.14	(n)	(5.99)	29.25	42.31		(51.34)	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.07	(a)	1.04	1.07	1.05		0.97	0.88
Expenses after expense reductions (f)	1.07	(a)	N/A	N/A	N/A		N/A	N/A
Net investment income (loss)	(0.49	)(a)	(0.61)	(0.11)	(0.23)		0.13	(0.12)
Portfolio turnover	32	(n)	73	83	100		100	80
Net assets at end of period (000 omitted)	$19,541		$19,589	$24,944	$20,300		$15,803	$44,944

	Six months ended 6/30/12		Years ended 12/31
Service Class			2011	2010	2009		2008	2007
	(unaudited)
Net asset value, beginning of period	$5.52		$5.89	$4.57	$3.22		$6.63	$6.05
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.02)	$(0.02)		$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(0.32)	1.34	1.37		(3.40)	0.60
Total from investment operations	$0.44		$(0.37)	$1.32	$1.35		$(3.41)	$0.58
Net asset value, end of period (x)	$5.96		$5.52	$5.89	$4.57		$3.22	$6.63
Total return (%) (k)(r)(s)(x)	7.97	(n)	(6.28)	28.88	41.93		(51.43)	9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.32	(a)	1.29	1.32	1.30		1.22	1.13
Expenses after expense reductions (f)	1.32	(a)	N/A	N/A	N/A		N/A	N/A
Net investment loss	(0.74	)(a)	(0.86)	(0.38)	(0.48)		(0.12)	(0.37)
Portfolio turnover	32	(n)	73	83	100		100	80
Net assets at end of period (000 omitted)	$10,557		$11,120	$15,504	$15,944		$14,310	$32,919

See Notes to Financial Statements

10

MFS Mid Cap Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,934,880	$—	$—	$27,934,880
Canada	566,177	—	—	566,177
Israel	351,593	—	—	351,593
Hong Kong	—	265,726	—	265,726
Denmark	—	156,308	—	156,308
China	—	152,165	—	152,165
United Kingdom	—	112,228	—	112,228
Brazil	59,905	—	—	59,905
Mutual Funds	609,117	—	—	609,117
Total Investments	$29,521,672	$686,427	$—	$30,208,099

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $338,448 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$26,393,094
Gross appreciation	5,261,176
Gross depreciation	(1,446,171)
Net unrealized appreciation (depreciation)	$3,815,005

As of 12/31/11
Capital loss carryforwards	(15,229,914)
Other temporary differences	48
Net unrealized appreciation (depreciation)	2,648,036

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(10,796,194)
12/31/17	(4,433,720)
Total	$(15,229,914)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

14

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0547% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $166 and are included in ”Miscellaneous“ expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $82, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in ”Dividends from underlying affiliated funds“ on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $10,142,365 and $13,318,316, respectively.

15

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	93,316	$584,143	387,423	$2,363,176
Service Class	36,574	226,655	140,064	810,093
	129,890	$810,798	527,487	$3,173,269
Shares reacquired
Initial Class	(361,802)	$(2,240,438)	(1,069,893)	$(6,255,789)
Service Class	(280,051)	(1,696,801)	(758,761)	(4,450,141)
	(641,853)	$(3,937,239)	(1,828,654)	$(10,705,930)
Net change
Initial Class	(268,486)	$(1,656,295)	(682,470)	$(3,892,613)
Service Class	(243,477)	(1,470,146)	(618,697)	(3,640,048)
	(511,963)	$(3,126,441)	(1,301,167)	$(7,532,661)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $108 and $0, respectively, and are included in ”Miscellaneous“ expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	726,173	4,859,445	(4,976,501)	609,117

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$341	$609,117

(8)	Subsequent Event

On May 9, 2012, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Mid Cap Growth Portfolio would be reorganized into MFS Mid Cap Growth Series, a series of MFS Variable Insurance Trust. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Mid Cap Growth Portfolio. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Mid Cap Growth Portfolio to the MFS Mid Cap Growth Series and the assumption by the MFS Mid Cap Growth Series of the liabilities of the MFS Mid Cap Growth Portfolio in exchange solely for shares of beneficial interest in the MFS Mid Cap Growth Series. Immediately following the transfer, the MFS Mid Cap Growth Series shares received by the MFS Mid Cap Growth Portfolio will be distributed to shareholders, pro rata, and the MFS Mid Cap Growth Portfolio will be liquidated and terminated. On August 9, 2012, shareholders approved the reorganization. It is expected that the reorganization will occur on or around August 17, 2012.

16

MFS Mid Cap Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products and Performance“ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products and Performance“ section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.1%
Nestle S.A.	2.9%
Bayer AG	2.5%
Roche Holding AG	2.5%
Vodafone Group PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.1%
Rio Tinto Ltd.	2.1%
Novartis AG	2.1%
Groupe Danone	1.9%
BP PLC	1.8%

Global equity sectors
Capital Goods	23.5%
Financial Services	22.0%
Energy	12.4%
Health Care	10.4%
Consumer Staples	9.5%
Consumer Cyclicals	7.8%
Technology	7.7%
Telecommunications/Cable Television	5.8%

Issuer country weightings (x)
Japan	23.4%
United Kingdom	20.0%
Switzerland	11.0%
France	8.0%
Germany	7.6%
Hong Kong	4.7%
Netherlands	4.6%
Australia	3.9%
Brazil	2.7%
Other Countries	14.1%

Currency exposure weightings (y)
Japanese Yen	23.4%
Euro	23.1%
British Pound Sterling	20.0%
Swiss Franc	11.0%
Hong Kong Dollar	6.4%
Australian Dollar	3.9%
Brazilian Real	2.7%
United States Dollar	2.0%
Singapore Dollar	1.4%
Other Currencies	6.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.10%	$1,000.00	$1,033.50	$5.56
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
Service Class	Actual	1.35%	$1,000.00	$1,032.20	$6.82
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	117,799	$1,589,216

Alcoholic Beverages – 1.7%
Heineken N.V.	43,479	$2,271,115

Apparel Manufacturers – 1.8%
Li & Fung Ltd.	558,000	$1,082,770
LVMH Moet Hennessy Louis Vuitton S.A.	8,306	1,265,986

		$2,348,756

Automotive – 3.9%
Bayerische Motoren Werke AG	21,166	$1,533,644
DENSO Corp.	37,800	1,287,051
GKN PLC	221,409	630,437
Honda Motor Co. Ltd.	51,000	1,776,566

		$5,227,698

Broadcasting – 1.6%
Nippon Television Network Corp.	6,790	$1,032,091
Publicis Groupe S.A. (l)	24,794	1,133,868

		$2,165,959

Business Services – 2.7%
Amadeus IT Holding S.A.	29,680	$628,536
Cognizant Technology Solutions Corp., “A” (a)	10,780	646,800
Compass Group PLC	57,040	598,306
Mitsubishi Corp.	51,800	1,046,028
Nomura Research, Inc.	32,000	705,291

		$3,624,961

Chemicals – 0.6%
Nufarm Ltd.	148,396	$772,327

Computer Software – 0.6%
Dassault Systems S.A.	8,730	$820,113

Computer Software – Systems – 1.2%
Canon, Inc.	41,300	$1,653,766

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	79,000	$683,262

Consumer Products – 1.2%
Reckitt Benckiser Group PLC	29,174	$1,537,499

Electrical Equipment – 2.8%
Legrand S.A. (l)	12,456	$423,630
Schneider Electric S.A.	25,522	1,422,053
Siemens AG	23,051	1,937,614

		$3,783,297

Electronics – 1.6%
ASML Holding N.V.	12,515	$637,731
Samsung Electronics Co. Ltd.	274	290,501
Taiwan Semiconductor Manufacturing Co. Ltd.	430,804	1,179,168

		$2,107,400

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.4%
Cairn Energy PLC	65,484	$271,676
Cenovus Energy, Inc.	14,340	455,933
CNOOC Ltd.	272,000	548,703
INPEX Corp.	220	1,233,391
Reliance Industries Ltd.	50,507	671,724

		$3,181,427

Energy – Integrated – 5.8%
BG Group PLC	55,500	$1,135,965
BP PLC	367,435	2,461,875
Royal Dutch Shell PLC, “A”	124,351	4,188,921

		$7,786,761

Engineering – Construction – 2.0%
JGC Corp.	64,000	$1,852,369
Keppel Corp. Ltd.	100,600	824,326

		$2,676,695

Food & Beverages – 5.0%
Groupe Danone	41,940	$2,601,473
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,100	267,314
Nestle S.A.	64,677	3,858,075

		$6,726,862

Food & Drug Stores – 1.1%
Lawson, Inc.	21,200	$1,483,207

Gaming & Lodging – 0.8%
Sands China Ltd.	348,800	$1,117,328

Insurance – 4.4%
AIA Group Ltd.	429,200	$1,479,859
Hiscox Ltd.	90,806	608,291
ING Groep N.V. (a)	207,225	1,398,111
Sony Financial Holdings, Inc.	40,000	654,303
Swiss Re Ltd.	28,606	1,797,110

		$5,937,674

Internet – 0.5%
Yahoo Japan Corp.	2,069	$669,584

Machinery & Tools – 2.7%
Glory Ltd.	48,700	$1,012,733
Joy Global, Inc.	14,360	814,643
Schindler Holding AG	13,136	1,468,997
Sinotruk Hong Kong Ltd.	454,500	272,899

		$3,569,272

Major Banks – 11.0%
Banco Santander S.A.	124,133	$829,058
Barclays PLC	673,048	1,722,864
BNP Paribas	37,721	1,456,173
BOC Hong Kong Holdings Ltd.	306,500	941,278
HSBC Holdings PLC	138,501	1,221,225

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	199,200	$953,330
Standard Chartered PLC	110,129	2,400,905
Sumitomo Mitsui Financial Group, Inc.	84,500	2,787,560
Westpac Banking Corp.	111,690	2,429,764

		$14,742,157

Medical & Health Technology & Services – 1.4%
Diagnosticos da America S.A.	95,200	$626,135
Miraca Holdings, Inc.	30,200	1,255,728

		$1,881,863

Medical Equipment – 0.5%
Sonova Holding AG	7,463	$720,150

Metals & Mining – 3.3%
Iluka Resources Ltd.	117,061	$1,371,731
Rio Tinto Ltd.	58,210	2,780,070
Sumitomo Metal Industries Ltd.	173,000	284,782

		$4,436,583

Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	74,000	$127,788
GDF SUEZ	35,263	841,337
Tokyo Gas Co. Ltd.	265,000	1,353,372

		$2,322,497

Network & Telecom – 1.1%
Ericsson, Inc., “B” (l)	154,591	$1,409,040

Oil Services – 0.6%
AMEC PLC	31,000	$489,278
Technip	2,950	307,847

		$797,125

Other Banks & Diversified Financials – 5.5%
Aeon Credit Service Co. Ltd.	39,600	$734,317
Bank Rakyat Indonesia	590,500	404,125
China Construction Bank	808,880	557,702
DBS Group Holdings Ltd.	99,000	1,092,761
HDFC Bank Ltd., ADR	16,650	542,790
ICICI Bank Ltd.	26,570	432,133
Itau Unibanco Holding S.A., ADR	72,810	1,013,515
Julius Baer Group Ltd.	23,600	854,469
Komercni Banka A.S.	4,687	813,475
PT Bank Mandiri Tbk.	584,500	452,434
Siam Commercial Bank Co. Ltd.	109,500	506,817

		$7,404,538

Pharmaceuticals – 8.5%
Bayer AG	46,731	$3,369,708
Novartis AG	49,830	2,779,515
Roche Holding AG	19,000	3,279,921
Santen Pharmaceutical Co. Ltd.	46,100	1,888,753

		$11,317,897

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.5%
Newcrest Mining Ltd.	25,692	$598,014

Printing & Publishing – 0.8%
Pearson PLC	50,850	$1,009,938

Railroad & Shipping – 0.6%
East Japan Railway Co.	13,600	$853,863

Real Estate – 1.1%
GSW Immobilien AG (l)	15,346	$523,961
Hang Lung Properties Ltd.	279,000	949,725

		$1,473,686

Restaurants – 0.7%
Whitbread PLC	29,004	$925,548

Specialty Chemicals – 4.1%
Akzo Nobel N.V.	39,402	$1,853,467
Chugoku Marine Paints Ltd.	53,000	256,368
Linde AG	14,718	2,292,446
Nippon Paint Co. Ltd.	57,000	464,195
Symrise AG	18,047	547,895

		$5,414,371

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	12,566	$1,299,697

Telecommunications – Wireless – 4.4%
KDDI Corp.	332	$2,141,514
TIM Participacoes S.A., ADR	22,564	619,607
Vodafone Group PLC	1,110,589	3,120,351

		$5,881,472

Telephone Services – 1.4%
China Unicom (Hong Kong) Ltd.	640,000	$805,161
Telecom Italia S.p.A.	312,212	307,666
Telecom Italia S.p.A.	873,369	702,537

		$1,815,364

Tobacco – 1.6%
Japan Tobacco, Inc.	74,000	$2,192,883

Trucking – 1.3%
Yamato Holdings Co. Ltd.	106,900	$1,721,154

Utilities – Electric Power – 1.9%
CEZ A.S.	27,396	$946,758
Energias do Brasil S.A.	65,200	418,436
SUEZ Environnement	39,000	419,816
Tractebel Energia S.A.	38,240	707,302

		$2,492,312

Total Common Stocks (Identified Cost, $141,772,285)		$132,444,331

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	557,422	$557,422

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 1.9%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	2,516,064	$2,516,064

Total Investments (Identified Cost, $144,845,771)		$135,517,817

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(1,840,771)

Net Assets – 100.0%		$133,677,046

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $144,288,349)	$134,960,395
Underlying affiliated funds, at cost and value	557,422
Total investments, at value, including $2,501,771 of securities on loan (identified cost, $144,845,771)	$135,517,817
Foreign currency, at value (identified cost, $392,498)	396,286
Receivables for
Investments sold	542,065
Interest and dividends	547,961
Other assets	1,144
Total assets		$137,005,273
Liabilities
Payables for
Investments purchased	$565,730
Fund shares reacquired	137,006
Collateral for securities loaned, at value	2,516,064
Payable to affiliates
Investment adviser	9,551
Shareholder servicing costs	104
Distribution and/or service fees	1,871
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	97,887
Total liabilities		$3,328,227
Net assets		$133,677,046
Net assets consist of
Paid-in capital	$163,963,213
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $17,702 deferred country tax)	(9,346,373)
Accumulated net realized gain (loss) on investments and foreign currency	(25,907,616)
Undistributed net investment income	4,967,822
Net assets		$133,677,046
Shares of beneficial interest outstanding		10,935,854

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$39,358,717	3,190,330	$12.34
Service Class	94,318,329	7,745,524	12.18

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$3,338,737
Interest	59,383
Dividends from underlying affiliated funds	414
Foreign taxes withheld	(256,787)
Total investment income		$3,141,747
Expenses
Management fee	$618,600
Distribution and/or service fees	120,572
Shareholder servicing costs	7,069
Administrative services fee	15,284
Independent Trustees’ compensation	3,461
Custodian fee	57,599
Shareholder communications	7,833
Audit and tax fees	35,889
Legal fees	1,202
Miscellaneous	11,440
Total expenses		$878,949
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(1,966)
Net expenses		$876,982
Net investment income		$2,264,765
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $572 country tax)	$(2,350,654)
Foreign currency	(28,866)
Net realized gain (loss) on investments and foreign currency		$(2,379,520)
Change in unrealized appreciation (depreciation)
Investments (net of $13,584 increase in deferred country tax)	$5,086,291
Translation of assets and liabilities in foreign currencies	3,855
Net unrealized gain (loss) on investments and foreign currency translation		$5,090,146
Net realized and unrealized gain (loss) on investments and foreign currency		$2,710,626
Change in net assets from operations		$4,975,391

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$2,264,765	$2,720,901
Net realized gain (loss) on investments and foreign currency	(2,379,520)	5,649,366
Net unrealized gain (loss) on investments and foreign currency translation	5,090,146	(24,558,401)
Change in net assets from operations	$4,975,391	$(16,188,134)
Distributions declared to shareholders
From net investment income	$—	$(2,878,963)
Change in net assets from fund share transactions	$(8,401,230)	$(17,547,891)
Total change in net assets	$(3,425,839)	$(36,614,988)
Net assets
At beginning of period	137,102,885	173,717,873
At end of period (including undistributed net investment income of $4,967,822 and $2,703,057, respectively)	$133,677,046	$137,102,885

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.94		$13.69	$12.54	$9.94	$19.92	$19.94
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.25	$0.20	$0.17	$0.37	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(1.72)	1.12	2.77	(7.71)	2.21
Total from investment operations	$0.40		$(1.47)	$1.32	$2.94	$(7.34)	$2.51
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.17)	$(0.34)	$(0.29)	$(0.23)
From net realized gain on investments	—		—	—	—	(2.35)	(2.30)
Total distributions declared to shareholders	$—		$(0.28)	$(0.17)	$(0.34)	$(2.64)	$(2.53)
Net asset value, end of period (x)	$12.34		$11.94	$13.69	$12.54	$9.94	$19.92
Total return (%) (k)(r)(s)(x)	3.35	(n)	(10.88)	10.63	30.94	(42.49)	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.14	1.12	1.18	1.17	1.06
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.10	1.11	1.06
Net investment income	3.49	(a)	1.89	1.66	1.62	2.43	1.51
Portfolio turnover	21	(n)	45	60	75	82	68
Net assets at end of period (000 omitted)	$39,359		$40,134	$52,239	$93,714	$45,835	$108,167

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.80		$13.52	$12.39	$9.82	$19.70	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.22	$0.16	$0.17	$0.32	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(1.70)	1.11	2.70	(7.61)	2.20
Total from investment operations	$0.38		$(1.48)	$1.27	$2.87	$(7.29)	$2.43
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.14)	$(0.30)	$(0.24)	$(0.20)
From net realized gain on investments	—		—	—	—	(2.35)	(2.30)
Total distributions declared to shareholders	$—		$(0.24)	$(0.14)	$(0.30)	$(2.59)	$(2.50)
Net asset value, end of period (x)	$12.18		$11.80	$13.52	$12.39	$9.82	$19.70
Total return (%) (k)(r)(s)(x)	3.22	(n)	(11.06)	10.34	30.50	(42.60)	12.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.37	1.43	1.42	1.31
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.35	1.36	1.31
Net investment income	3.21	(a)	1.64	1.31	1.64	2.17	1.19
Portfolio turnover	21	(n)	45	60	75	82	68
Net assets at end of period (000 omitted)	$94,318		$96,969	$121,479	$126,055	$113,966	$202,567

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,888,753	$29,405,446	$—	$31,294,199
United Kingdom	1,809,175	24,883,190	—	26,692,365
Switzerland	—	14,758,237	—	14,758,237
France	2,601,473	8,090,823	—	10,692,296
Germany	1,071,856	9,133,412	—	10,205,268
Hong Kong	—	6,254,222	—	6,254,222
Netherlands	—	6,160,424	—	6,160,424
Australia	—	5,171,836	—	5,171,836
Brazil	3,652,309	—	—	3,652,309
Other Countries	6,434,600	11,128,575	—	17,563,175
Mutual Funds	3,073,486	—	—	3,073,486
Total Investments	$20,531,652	$114,986,165	$—	$135,517,817

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $60,938,575 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,470,499 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$2,878,963

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$146,037,006
Gross appreciation	8,765,540
Gross depreciation	(19,284,729)
Net unrealized appreciation (depreciation)	$(10,519,189)

As of 12/31/11
Undistributed ordinary income	2,709,587
Capital loss carryforwards	(22,336,861)
Other temporary differences	(15,220)
Net unrealized appreciation (depreciation)	(15,619,064)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(10,292,409)
12/31/17	(12,044,452)
Total	$(22,336,861)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$962,485
Service Class	—	1,916,478
Total	$—	$2,878,963

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $1,611 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $7,059, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $10.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0222% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $716 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $355, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, aggregated $28,954,421 and $35,340,271, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	45,490	$561,490	190,579	$2,456,622
Service Class	425,739	4,972,604	833,151	10,165,576
	471,229	$5,534,094	1,023,730	$12,622,198
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	74,902	$962,485
Service Class	—	—	150,785	1,916,478
	—	$—	225,687	$2,878,963
Shares reacquired
Initial Class	(215,821)	$(2,720,027)	(721,768)	$(9,666,839)
Service Class	(896,189)	(11,215,297)	(1,750,964)	(23,382,213)
	(1,112,010)	$(13,935,324)	(2,472,732)	$(33,049,052)
Net change
Initial Class	(170,331)	$(2,158,537)	(456,287)	$(6,247,732)
Service Class	(470,450)	(6,242,693)	(767,028)	(11,300,159)
	(640,781)	$(8,401,230)	(1,223,315)	$(17,547,891)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $470 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	301,201	18,618,928	(18,362,707)	557,422

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$414	$557,422

17

MFS Research International Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2012

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	62.3%
U.S. Treasury Securities	19.9%
Mortgage-Backed Securities	3.4%
U.S. Government Agencies	2.4%
Commercial Mortgage-Backed Securities	0.6%
High Grade Corporates	0.6%

Composition including fixed income credit quality (a)(i)
AAA	30.1%
AA	1.8%
A	30.9%
BB	0.6%
B	0.1%
CCC (o)	0.0%
U.S. Government	19.9%
Federal Agencies	5.8%
Cash & Other	10.8%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	9.5 yrs.

Issuer country weightings (i)(x)
United States	36.7%
Japan	24.5%
Germany	9.9%
Italy	5.9%
United Kingdom	5.5%
Canada	3.4%
Netherlands	3.2%
France	3.2%
Australia	2.0%
Other Countries	5.7%

Currency exposure (i)(y)
United States Dollar	35.8%
Japanese Yen	31.3%
Euro	22.6%
British Pound Sterling	6.9%
Canadian Dollar	1.7%
Australian Dollar	0.7%
Danish Krone	0.6%
Swedish Krona	0.4%
New Zealand Dollar (o)	0.0%
Norwegian Krone (o)	(0.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.00%	$1,000.00	$999.11	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$998.20	$6.21
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 88.2%
Foreign Bonds – 62.5%
Australia – 2.0%
Commonwealth of Australia, 5.75%, 2021	AUD	565,000	$704,290

Belgium – 1.3%
Kingdom of Belgium, 4.25%, 2021	EUR	330,000	$456,912

Canada – 3.4%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	180,000	$174,601
Government of Canada, 4.5%, 2015	CAD	370,000	398,645
Government of Canada, 4.25%, 2018	CAD	12,000	13,703
Government of Canada, 3.25%, 2021	CAD	224,000	249,390
Government of Canada, 5.75%, 2033	CAD	229,000	352,938

			$1,189,277

Denmark – 1.0%
Kingdom of Denmark, 3%, 2021	DKK	1,792,000	$345,870

France – 3.1%
Republic of France, 6%, 2025	EUR	207,000	$343,139
Republic of France, 4.75%, 2035	EUR	489,000	737,298

			$1,080,437

Germany – 9.6%
Federal Republic of Germany, 3.75%, 2013	EUR	1,244,000	$1,632,183
Federal Republic of Germany, 3.75%, 2015	EUR	366,000	504,525
Federal Republic of Germany, 4.25%, 2018	EUR	221,000	334,690
Federal Republic of Germany, 3.25%, 2021	EUR	308,000	449,542
Federal Republic of Germany, 6.25%, 2030	EUR	213,000	423,152

			$3,344,092

Italy – 5.8%
Republic of Italy, 4.25%, 2015	EUR	192,000	$244,319
Republic of Italy, 5.25%, 2017	EUR	1,249,000	1,593,106
Republic of Italy, 3.75%, 2021	EUR	169,000	189,685

			$2,027,110

Japan – 24.3%
Government of Japan, 1.7%, 2017	JPY	213,450,000	$2,858,841
Government of Japan, 1.1%, 2020	JPY	92,200,000	1,200,071
Government of Japan, 2.1%, 2024	JPY	122,550,000	1,711,942
Government of Japan, 2.2%, 2027	JPY	123,900,000	1,726,042
Government of Japan, 2.4%, 2037	JPY	71,300,000	994,682

			$8,491,578

Netherlands – 3.2%
ABN AMRO Bank N.V., FRN, 2.235%, 2014 (n)		$200,000	$200,075

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – continued
Kingdom of the Netherlands, 3.75%, 2014	EUR	510,000	$690,325
Kingdom of the Netherlands, 3.5%, 2020	EUR	37,000	52,564
Kingdom of the Netherlands, 5.5%, 2028	EUR	90,000	157,213

			$1,100,177

New Zealand – 0.4%
Government of New Zealand, 6%, 2021	NZD	149,000	$143,404

Norway – 1.1%
Eksportfinans A.S.A., 1.875%, 2013		$205,000	$200,910
Government of Norway, 3.75%, 2021	NOK	990,000	191,323

			$392,233

Sweden – 1.8%
Kingdom of Sweden, 5%, 2020	SEK	3,380,000	$623,075

United Kingdom – 5.5%
United Kingdom Treasury, 8%, 2021	GBP	133,100	$320,495
United Kingdom Treasury, 4.25%, 2027	GBP	355,000	690,398
United Kingdom Treasury, 4.25%, 2036	GBP	471,000	909,458

			$1,920,351

Total Foreign Bonds			$21,818,806

U.S. Bonds – 25.7%
Asset-Backed & Securitized – 0.1%
Commercial Mortgage Asset Trust, FRN, 0.964%, 2032 (i)(z)		$4,964,921	$40,335
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043 (i)(z)		317,378	506

			$40,841

Mortgage-Backed – 3.4%
Fannie Mae, 4.757%, 2012		$126,029	$125,986
Fannie Mae, 5.357%, 2013		108,335	108,295
Fannie Mae, 4.78%, 2015		88,943	96,532
Fannie Mae, 4.856%, 2015		42,782	46,370
Fannie Mae, 5.5%, 2015		47,645	51,599
Fannie Mae, 5.09%, 2016		84,000	93,485
Fannie Mae, 5.423%, 2016		87,787	99,213
Fannie Mae, 5.05%, 2017		52,257	58,284
Fannie Mae, 5.16%, 2018		137,910	153,266
Fannie Mae, 5.1%, 2019		62,459	71,485
Fannie Mae, 5.18%, 2019		62,500	71,745
Fannie Mae, 6.16%, 2019		46,546	53,250
Freddie Mac, 3.882%, 2017		89,000	98,690
Freddie Mac, 5.085%, 2019		43,000	50,424

			$1,178,624

U.S. Government Agencies and Equivalents – 2.4%
Aid-Egypt, 4.45%, 2015		$301,000	$337,030

4

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.57%, 2025	$24,371	$27,164
Small Business Administration, 5.09%, 2025	27,432	30,845
Small Business Administration, 5.21%, 2026	399,938	443,453

		$838,492

U.S. Treasury Obligations – 19.8%
U.S. Treasury Bonds, 6.875%, 2025	$255,000	$398,318
U.S. Treasury Bonds, 5.25%, 2029	101,000	142,473
U.S. Treasury Bonds, 4.5%, 2039	1,114,400	1,512,102
U.S. Treasury Notes, 4.125%, 2015	1,984,000	2,192,475
U.S. Treasury Notes, 4.75%, 2017	1,825,000	2,189,286
U.S. Treasury Notes, 3.5%, 2020	388,000	453,354

		$6,888,008

Total U.S. Bonds		$8,945,965

Total Bonds (Identified Cost, $28,071,379)		$30,764,771

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 2.3%
National Australia Funding, 0.06%, due 7/02/12 at Amortized Cost and Value (t)(y)	$803,000	$802,999

REPURCHASE AGREEMENTS – 5.2%
Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/29/12, due 7/02/12, total to be received $1,817,021 (secured by U.S. Treasury and Federal Agency obligations valued at $1,853,342 in a jointly traded account), at Cost and Value,	$1,817,000	$1,817,000

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	923,708	$923,708

Total Investments (Identified Cost, $31,615,086)		$34,308,478

OTHER ASSETS, LESS LIABILITIES – 1.7%		591,996

Net Assets – 100.0%		$34,900,474

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,075, representing 0.6% of net assets.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	$180,261	$174,601
Commercial Mortgage Asset Trust, FRN, 0.964%, 2032	8/25/03-12/02/11	48,296	40,335
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043	12/11/03-11/30/11	683	506
Total Restricted Securities			$215,442
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	31,000	7/13/12	$31,745	$31,698	$47
SELL	AUD	Credit Suisse Group	15,000	7/13/12	15,383	15,338	45
SELL	AUD	JPMorgan Chase Bank N.A.	6,000	7/13/12	6,161	6,135	26
BUY	CAD	Barclays Bank PLC	17,000	7/13/12	16,592	16,694	102
BUY	CAD	Citibank N.A.	15,000	7/13/12	14,410	14,730	320
SELL	CAD	Barclays Bank PLC	34,000	7/13/12	34,335	33,388	947
SELL	CAD	Goldman Sachs International	21,037	7/13/12	20,979	20,658	321
SELL	CAD	Merrill Lynch International Bank	552,662	7/13/12	551,311	542,718	8,593
SELL	DKK	Goldman Sachs International	16,356	7/13/12	2,875	2,785	90
BUY	EUR	Barclays Bank PLC	111,924	7/13/12	138,612	141,652	3,040
BUY	EUR	Citibank N.A.	159,935	7/13/12	201,827	202,414	587
BUY	EUR	Merrill Lynch International Bank	45,000	7/13/12	56,301	56,952	651
SELL	EUR	Barclays Bank PLC	71,809	7/13/12	92,735	90,882	1,853
SELL	EUR	Citibank N.A.	67,000	7/13/12	87,998	84,795	3,203
SELL	EUR	Deutsche Bank AG	168,000	7/13/12	217,678	212,621	5,057
BUY	GBP	Barclays Bank PLC	18,000	7/13/12	27,843	28,190	347
BUY	GBP	Deutsche Bank AG	12,000	7/13/12	18,456	18,793	337
SELL	GBP	Barclays Bank PLC	15,000	7/13/12	23,500	23,492	8
SELL	GBP	Deutsche Bank AG	6,000	7/13/12	9,477	9,397	80
BUY	JPY	Barclays Bank PLC	15,916,000	7/13/12	197,523	199,140	1,617
BUY	JPY	Goldman Sachs International	110,840,912	7/13/12	1,372,379	1,386,836	14,457
BUY	JPY	UBS AG	110,840,912	7/13/12	1,368,200	1,386,836	18,636
SELL	JPY	Barclays Bank PLC	7,825,000	7/13/12	98,522	97,906	616
SELL	JPY	Citibank N.A.	5,684,015	7/13/12	71,923	71,118	805
SELL	JPY	Credit Suisse Group	16,545,212	7/13/12	208,278	207,013	1,265
SELL	JPY	Deutsche Bank AG	10,599,000	7/13/12	135,373	132,614	2,759
SELL	JPY	Morgan Stanley Capital Services, Inc.	7,004,000	7/13/12	88,206	87,634	572
SELL	NOK	Barclays Bank PLC	1,129,167	7/12/12	193,547	189,758	3,789
SELL	NOK	Deutsche Bank AG	33,000	7/13/12	5,636	5,545	91
BUY	SEK	Deutsche Bank AG	82,000	7/13/12	11,611	11,850	239
SELL	SEK	Barclays Bank PLC	82,000	7/13/12	12,099	11,850	249
SELL	SEK	Credit Suisse Group	3,257,000	7/13/12	477,105	470,664	6,441
SELL	SEK	Deutsche Bank AG	29,000	7/13/12	4,257	4,191	66

							$77,256

Liability Derivatives
SELL	AUD	Citibank N.A.	103,000	7/13/12	$103,404	$105,321	$(1,917)
SELL	AUD	UBS AG	4,699	7/13/12	4,787	4,805	(18)
SELL	AUD	Westpac Banking Corp.	306,502	7/13/12	312,201	313,407	(1,206)
SELL	CAD	Citibank N.A.	17,000	7/13/12	16,336	16,694	(358)
SELL	DKK	Barclays Bank PLC	61,029	7/13/12	10,297	10,391	(94)
SELL	DKK	Credit Suisse Group	766,529	7/13/12	127,821	130,510	(2,689)
BUY	EUR	Barclays Bank PLC	63,586	7/13/12	83,120	80,475	(2,645)
BUY	EUR	Citibank N.A.	199,545	7/13/12	255,425	252,544	(2,881)
BUY	EUR	Credit Suisse Group	93,884	7/13/12	121,498	118,820	(2,678)
BUY	EUR	Deutsche Bank AG	54,000	7/13/12	71,620	68,342	(3,278)
BUY	EUR	JPMorgan Chase Bank N.A.	769,282	7/13/12	1,005,821	973,603	(32,218)
BUY	EUR	UBS AG	268,728	7/13/12	340,180	340,102	(78)
SELL	EUR	Barclays Bank PLC	70,353	7/13/12	88,000	89,038	(1,038)
SELL	EUR	Credit Suisse Group	31,000	7/13/12	38,389	39,234	(845)

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Merrill Lynch International Bank	55,000	7/13/12	$68,553	$69,608	$(1,055)
SELL	EUR	Morgan Stanley Capital Services, Inc.	31,208	7/13/12	39,000	39,496	(496)
SELL	EUR	UBS AG	1,353,622	9/17/12	1,690,295	1,714,246	(23,951)
BUY	GBP	Barclays Bank PLC	155,394	7/13/12	246,293	243,365	(2,928)
BUY	GBP	Deutsche Bank AG	155,394	7/13/12	246,248	243,365	(2,883)
SELL	GBP	Barclays Bank PLC	6,000	7/13/12	9,396	9,397	(1)
SELL	GBP	Deutsche Bank AG	13,000	7/13/12	19,973	20,359	(386)
BUY	JPY	Citibank N.A.	8,989,329	7/13/12	112,566	112,474	(92)
BUY	JPY	Goldman Sachs International	4,235,000	7/13/12	53,359	52,988	(371)
BUY	JPY	JPMorgan Chase Bank N.A.	2,849,000	7/13/12	35,825	35,647	(178)
SELL	JPY	Credit Suisse Group	7,709,000	7/13/12	96,098	96,455	(357)
SELL	JPY	JPMorgan Chase Bank N.A.	2,902,000	7/13/12	35,556	36,310	(754)
SELL	JPY	UBS AG	4,340,000	7/13/12	53,425	54,302	(877)
SELL	NZD	Citibank N.A.	179,912	7/13/12	135,380	143,916	(8,536)
SELL	SEK	Citibank N.A.	99,000	7/13/12	13,769	14,306	(537)
SELL	SEK	Goldman Sachs International	51,000	7/13/12	7,079	7,370	(291)

							$(95,636)

See Notes to Financial Statements

7

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $30,691,378)	$33,384,770
Underlying affiliated funds, at cost and value	923,708
Total investments, at value (identified cost, $31,615,086)	$34,308,478
Cash	777
Receivables for
Forward foreign currency exchange contracts	77,256
Investments sold	452,714
Interest	387,648
Receivable from investment adviser	1,138
Other assets	337
Total assets		$35,228,348
Liabilities
Payables for
Forward foreign currency exchange contracts	$95,636
Investments purchased	173,461
Fund shares reacquired	21,060
Payable to affiliates
Distribution and/or service fees	48
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	37,666
Total liabilities		$327,874
Net assets		$34,900,474
Net assets consist of
Paid-in capital	$32,048,146
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,665,476
Accumulated net realized gain (loss) on investments and foreign currency	(846,820)
Undistributed net investment income	1,033,672
Net assets		$34,900,474
Shares of beneficial interest outstanding		3,097,115

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,540,052	2,884,692	$11.28
Service Class	2,360,422	212,423	11.11

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$394,734
Dividends from underlying affiliated funds	492
Total investment income		$395,226
Expenses
Management fee	$133,632
Distribution and/or service fees	3,126
Administrative services fee	8,701
Independent Trustees’ compensation	903
Custodian fee	13,100
Shareholder communications	3,829
Audit and tax fees	29,500
Legal fees	354
Miscellaneous	5,219
Total expenses		$198,364
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(16,916)
Net expenses		$181,435
Net investment income		$213,791
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(76,823)
Foreign currency	(183,156)
Net realized gain (loss) on investments and foreign currency		$(259,979)
Change in unrealized appreciation (depreciation)
Investments	$(19,475)
Translation of assets and liabilities in foreign currencies	41,164
Net unrealized gain (loss) on investments and foreign currency translation		$21,689
Net realized and unrealized gain (loss) on investments and foreign currency		$(238,290)
Change in net assets from operations		$(24,499)

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$213,791	$505,450
Net realized gain (loss) on investments and foreign currency	(259,979)	485,865
Net unrealized gain (loss) on investments and foreign currency translation	21,689	890,990
Change in net assets from operations	$(24,499)	$1,882,305
Distributions declared to shareholders
From net investment income	$—	$(707,802)
From net realized gain on investments	—	(327,622)
Total distributions declared to shareholders	$—	$(1,035,424)
Change in net assets from fund share transactions	$(1,944,296)	$2,882,411
Total change in net assets	$(1,968,795)	$3,729,292
Net assets
At beginning of period	36,869,269	33,139,977
At end of period (including undistributed net investment income of $1,033,672 and $819,881, respectively)	$34,900,474	$36,869,269

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.29		$11.00	$10.60	$11.59	$11.43	$10.70
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.18	$0.22	$0.26	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(0.08)		0.49	0.30	0.13	0.84	0.58
Total from investment operations	$(0.01)		$0.67	$0.48	$0.35	$1.10	$0.94
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$—	$(1.34)	$(0.94)	$(0.21)
From net realized gain on investments	—		(0.12)	(0.08)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.08)	$(1.34)	$(0.94)	$(0.21)
Net asset value, end of period (x)	$11.28		$11.29	$11.00	$10.60	$11.59	$11.43
Total return (%) (k)(r)(s)(x)	(0.09	)(n)	6.06	4.61	4.06	10.12	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.14	1.15	1.16	1.09	1.08
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income	1.22	(a)	1.59	1.64	2.08	2.31	3.33
Portfolio turnover	10	(n)	70	66	84	113	134
Net assets at end of period (000 omitted)	$32,540		$34,252	$30,047	$32,034	$36,813	$36,559

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.13		$10.85	$10.48	$11.47	$11.32	$10.60
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.15	$0.15	$0.19	$0.23	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		0.48	0.30	0.12	0.84	0.58
Total from investment operations	$(0.02)		$0.63	$0.45	$0.31	$1.07	$0.91
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$—	$(1.30)	$(0.92)	$(0.19)
From net realized gain on investments	—		(0.12)	(0.08)	—	—	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.08)	$(1.30)	$(0.92)	$(0.19)
Net asset value, end of period (x)	$11.11		$11.13	$10.85	$10.48	$11.47	$11.32
Total return (%) (k)(r)(s)(x)	(0.18	)(n)	5.75	4.38	3.77	9.93	8.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.40	1.41	1.35	1.33
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income	0.97	(a)	1.34	1.39	1.78	2.03	3.08
Portfolio turnover	10	(n)	70	66	84	113	134
Net assets at end of period (000 omitted)	$2,360		$2,617	$3,093	$3,573	$6,371	$4,063

See Notes to Financial Statements

11

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of the fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,726,500	$—	$7,726,500
Non-U.S. Sovereign Debt	—	21,444,130	—	21,444,130
Residential Mortgage-Backed Securities	—	1,178,624	—	1,178,624
Commercial Mortgage-Backed Securities	—	215,442	—	215,442
Foreign Bonds	—	200,075	—	200,075
Short Term Securities	—	2,619,999	—	2,619,999
Mutual Funds	923,708	—	—	923,708
Total Investments	$923,708	$33,384,770	$—	$34,308,478

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,380)	$—	$(18,380)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$77,256	$(95,636)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(173,017)

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$39,534

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$863,984
Long-term capital gains	171,440
Total distributions	$1,035,424

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$32,171,418
Gross appreciation	2,618,331
Gross depreciation	(481,271)
Net unrealized appreciation (depreciation)	$2,137,060

As of 12/31/11
Undistributed ordinary income	996,242
Capital loss carryforwards	(128,619)
Other temporary differences	(238,336)
Net unrealized appreciation (depreciation)	2,247,540

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Post-enactment losses:
Short-term	$(30,621)
Long-term	(97,998)
Total	$(128,619)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$652,562	$—	$298,684
Service Class	—	55,240	—	28,938
Total	$—	$707,802	$—	$327,622

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six month ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transactions costs, and investment-related expenses, such that total annual fund operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2012, this reduction amounted to $16,824 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0488% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $182 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

made by the fund in the amount of $92, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,123,198	$1,318,530
Investments (non-U.S. Government securities)	$1,882,854	$2,585,105

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	80,791	$906,653	202,675	$2,304,762
Service Class	31,561	348,356	19,493	215,069
	112,352	$1,255,009	222,168	$2,519,831
Shares issued in connection with acquisition of Global Government Variable Account
Initial Class	—	$—	528,467	$5,924,201
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	82,933	$951,246
Service Class	—	—	7,436	84,178
	—	$—	90,369	$1,035,424
Shares reacquired
Initial Class	(230,425)	$(2,596,180)	(511,532)	$(5,748,742)
Service Class	(54,195)	(603,125)	(76,992)	(848,303)
	(284,620)	$(3,199,305)	(588,524)	$(6,597,045)
Net change
Initial Class	(149,634)	$(1,689,527)	302,543	$3,431,467
Service Class	(22,634)	(254,769)	(50,063)	(549,056)
	(172,268)	$(1,944,296)	252,480	$2,882,411

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $120 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	923,205	503	—	923,708

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$492	$923,708

(8)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $31,193,981 acquired all of the investment-related assets and liabilities of Global Governments Variable Account. The acquisition was part of a transaction in which the Global Governments Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the Global Governments Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 528,467 shares of the fund (valued at $5,924,201) for all of the investment-related assets and liabilities of Global Governments Variable Account. Global Governments Variable Account’s net assets on that date were $5,924,201 including investments valued at $5,952,050 with a cost basis of $5,657,871. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Global Governments Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

19

MFS Global Governments Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	13.0%
A-1	76.7%
A-2	9.9%
Not Rated	0.0%
Cash & Other	0.4%

Maturity breakdown (u)
0 - 7 days	20.1%
8 - 29 days	33.0%
30 - 59 days	15.9%
60 - 89 days	20.4%
90 - 365 days	10.2%
Other Assets Less Liabilities	0.4%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.13%	$1,000.00	$1,000.00	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.22	$0.65
Service Class	Actual	0.13%	$1,000.00	$1,000.00	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.22	$0.65

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 26.9%
Automotive – 5.2%
American Honda Finance Corp., 0.12%, due 7/25/12	$341,000	$340,973
American Honda Finance Corp., 0.15%, due 7/18/12	6,191,000	6,190,562
Toyota Motor Credit Corp., 0.21%, due 8/22/12	9,033,000	9,030,260

		$15,561,795

Consumer Products – 0.4%
Procter & Gamble Co., 0.14%, due 8/06/12 (t)	$1,115,000	$1,114,844

Electronics – 3.9%
Emerson Electric Co., 0.15%, due 7/13/12 (t)	$8,461,000	$8,460,577
Emerson Electric Co., 0.14%, due 7/16/12 (t)	2,970,000	2,969,827

		$11,430,404

Financial Institutions – 3.0%
General Electric Capital Corp., 0.13%, due 8/13/12	$5,479,000	$5,478,149
General Electric Capital Corp., 0.15%, due 8/03/12	3,372,000	3,371,536

		$8,849,685

Food & Beverages – 10.3%
Coca-Cola Co., 0.23%, due 10/09/12 (t)	$2,584,000	$2,582,349
Coca-Cola Co., 0.21%, due 9/04/12 (t)	9,273,000	9,269,484
Nestle Capital Corp., 0.13%, due 7/27/12 (t)	7,795,000	7,794,268
Pepsico, Inc., 0.13%, due 9/10/12 (t)	7,004,000	7,002,204
Pepsico, Inc., 0.12%, due 8/20/12 (t)	4,000,000	3,999,333

		$30,647,638

Retailers – 0.1%
Wal-Mart Stores, Inc., 0.13%, due 7/16/12 (t)	$255,000	$254,986

Tobacco – 4.0%
Philip Morris International, Inc., 0.13%, due 7/16/12 (t)	$8,816,000	$8,815,523
Philip Morris International, Inc., 0.14%, due 7/17/12 (t)	3,081,000	3,080,808

		$11,896,331

Total Commercial Paper, at Amortized Cost and Value		$79,755,683

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 33.9%
Fannie Mae, 0.08%, due 7/02/12	$3,607,000	$3,606,992
Fannie Mae, 0.12%, due 7/02/12	5,700,000	5,699,981
Fannie Mae, 0.115%, due 7/25/12	2,105,000	2,104,839
Fannie Mae, 0.14%, due 8/01/12	2,245,000	2,244,729
Fannie Mae, 0.15%, due 8/31/12	1,015,000	1,014,742
Federal Home Loan Bank, 0.09%, due 7/13/12	5,430,000	5,429,837

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.12%, due 7/13/12	$6,316,000	$6,315,747
Federal Home Loan Bank, 0.05%, due 7/27/12	6,363,000	6,362,770
Federal Home Loan Bank, 0.06%, due 8/01/12	4,020,000	4,019,792
Federal Home Loan Bank, 0.13%, due 8/01/12	400,000	399,955
Federal Home Loan Bank, 0.11%, due 8/24/12	2,846,000	2,845,531
Federal Home Loan Bank, 0.16%, due 10/03/12	4,000,000	3,998,329
Federal Home Loan Bank, 0.14%, due 11/02/12	11,880,000	11,874,271
Federal Home Loan Bank, 0.145%, due 11/16/12	11,920,000	11,913,375
Freddie Mac, 0.06%, due 7/23/12	5,580,000	5,579,796
Freddie Mac, 0.065%, due 7/23/12	3,062,000	3,061,878
Freddie Mac, 0.1%, due 8/15/12	9,655,000	9,653,793
Freddie Mac, 0.12%, due 9/11/12	8,802,000	8,799,888
Freddie Mac, 0.155%, due 9/24/12	5,637,000	5,634,937

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$100,561,182

CERTIFICATES OF DEPOSIT – 25.5%
Major Banks – 18.4%
Bank of Montreal/Chicago Branch, 0.19%, due 9/13/12	$2,570,000	$2,570,000
Bank of Montreal/Chicago Branch, 0.2%, due 8/29/12	9,340,000	9,340,000
Bank of Nova Scotia/Houston Branch, 0.14%, due 7/03/12	2,825,000	2,825,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/09/12	3,527,000	3,527,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/11/12	5,540,000	5,540,000
Chase Bank USA N.A., 0.18%, due 7/23/12	9,044,000	9,044,000
Royal Bank of Canada/Chicago Branch, 0.11%, due 7/06/12	700,000	700,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/12/12	3,800,000	3,800,000
Toronto Dominion Holdings (USA), Inc., 0.13%, due 7/02/12	4,470,000	4,470,000
Toronto Dominion Holdings (USA), Inc., 0.14%, due 7/06/12	2,726,000	2,726,000
Westpac Banking Corp./New York Branch, 0.25%, due 9/17/12	10,130,000	10,130,000

		$54,672,000

4

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – continued
Other Banks & Diversified Financials – 7.1%
Branch Banking & Trust Co., 0.18%, due 7/23/12	$9,050,000	$9,050,000
Mizuho Corporate Bank (USA)/New York Branch, 0.36%, due 9/18/12	6,810,000	6,810,000
Mizuho Corporate Bank (USA)/New York Branch, 0.23%, due 8/14/12	5,025,000	5,025,000

		$20,885,000

Total Certificates of Deposit, at Cost and Value		$75,557,000

FLOATING RATE DEMAND NOTES – 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.14%, due 7/02/12	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.14%, due 7/02/12	2,900,000	2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.14%, due 7/02/12	3,200,000	3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$9,400,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 10.2%
Goldman Sachs, 0.14%, dated 6/29/12, due 7/02/12, total to be received $29,491,344 (secured by U.S. Treasury and Federal Agency obligations valued at $30,081,037 in a jointly traded account)	$29,491,000	$29,491,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 6/29/12, due 7/02/12, total to be received $762,009 (secured by U.S. Treasury and Federal Agency obligations valued at $777,241 in a jointly traded account)	762,000	762,000

Total Repurchase Agreements, at Cost and Value		$30,253,000

Total Investments, at Amortized Cost and Value		$295,526,865

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,071,035

Net Assets – 100.0%		$296,597,900

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments, at amortized cost and value	$265,273,865
Repurchase agreements, at cost and value	30,253,000
Total investments, at amortized cost and value	$295,526,865
Cash	909
Receivables for
Fund shares sold	1,376,752
Interest	17,996
Other assets	2,099
Total assets		$296,924,621
Liabilities
Payable for fund shares reacquired	$288,585
Payable to Investment adviser	2,861
Payable for independent Trustees’ compensation	29
Accrued expenses and other liabilities	35,246
Total liabilities		$326,721
Net assets		$296,597,900
Net assets consist of
Paid-in capital	$296,821,345
Accumulated net realized gain (loss) on investments	(223,445)
Net assets		$296,597,900
Shares of beneficial interest outstanding		296,822,440

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$174,895,863	175,021,491	$1.00
Service Class	121,702,037	121,800,949	1.00

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Interest income		$193,492
Expenses
Management fee	$758,859
Distribution and/or service fees	156,320
Administrative services fee	27,693
Independent Trustees’ compensation	7,233
Custodian fee	13,276
Shareholder communications	7,698
Audit and tax fees	14,922
Legal fees	2,749
Miscellaneous	10,144
Total expenses		$998,894
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(805,400)
Net expenses		$193,492
Net investment income		$0
Net realized gain (loss) on investments		$0
Change in net assets from operations		$0

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	0	366
Change in net assets from operations	$0	$366
Change in net assets from fund share transactions	$(23,432,166)	$(20,794,103)
Total change in net assets	$(23,432,166)	$(20,793,737)
Net assets
At beginning of period	320,030,066	340,823,803
At end of period	$296,597,900	$320,030,066

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	(w)	$0.02		$0.05
Net realized and unrealized gain (loss) on investments	0.00		0.00	(w)	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.02		$0.05
Less distributions declared to shareholders
From net investment income	$—		$—		$—		$(0.00	)(w)	$(0.02)		$(0.05)
Net asset value, end of period (m)	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00		0.00		0.00	(x)	2.03		4.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.58		0.59		0.60		0.59		0.55
Expenses after expense reductions (f)	0.13	(a)	0.15		0.27		0.33		0.57		N/A
Net investment income	0.00	(a)	0.00		0.00		0.00		2.02		4.73
Net assets at end of period (000 omitted)	$174,896		$188,106		$172,365		$206,513		$322,980		$320,807

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00		$0.02		$0.04
Net realized and unrealized gain (loss) on investments	0.00		0.00	(w)	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00		$0.02		$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$—		$(0.00	)(w)	$(0.02)		$(0.04)
Net asset value, end of period (m)	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00		0.00		0.00	(x)	1.80		4.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.83		0.84		0.85		0.84		0.80
Expenses after expense reductions (f)	0.13	(a)	0.16		0.27		0.33		0.80		N/A
Net investment income	0.00	(a)	0.00		0.00		0.00		1.76		4.48
Net assets at end of period (000 omitted)	$121,702		$131,924		$168,459		$192,109		$241,404		$233,523

See Notes to Financial Statements

9

MFS Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(m)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

(x)	Total return was less than 0.01%.

See Notes to Financial Statements

10

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$295,526,865	$—	$295,526,865

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2011, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$295,526,865

As of 12/31/11
Capital loss carryforwards	(223,445)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/15	$(30,520)
12/31/16	(192,925)
Total	$(223,445)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

During the six months ended June 30, 2012, MFS voluntarily waived receipt of $648,296 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2012, this voluntary waiver had the effect of reducing the management fee by 0.43% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.07% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2012, MFD voluntarily waived receipt of $156,320 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2012, this voluntary waiver had the effect of reducing the distribution and/or service fees by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2012 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,562 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $784, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	19,451,597	$19,451,597	66,388,299	$66,388,299
Service Class	17,713,496	17,713,496	52,062,057	52,062,056
	37,165,093	$37,165,093	118,450,356	$118,450,355
Shares issued in connection with acquisition of Money Market Variable Account
Initial Class			24,205,785	$24,205,785
Shares reacquired
Initial Class	(32,661,805)	$(32,661,805)	(74,853,361)	$(74,853,361)
Service Class	(27,935,454)	(27,935,454)	(88,596,882)	(88,596,882)
	(60,597,259)	$(60,597,259)	(163,450,243)	$(163,450,243)

13

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Net change
Initial Class	(13,210,208)	$(13,210,208)	15,740,723	$15,740,723
Service Class	(10,221,958)	(10,221,958)	(36,534,825)	(36,534,826)
	(23,432,166)	$(23,432,166)	(20,794,102)	$(20,794,103)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,014 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(6)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $297,118,105, acquired all of the investment-related assets and liabilities of Money Market Variable Account. The acquisition was part of a transaction in which the Money Market Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the Money Market Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 24,205,785 shares of the fund (valued at $24,205,785) for all of the investment-related assets and liabilities of Money Market Variable Account. Money Market Variable Account’s net assets on that date were $24,205,785, including investments valued at $24,276,204 with a cost basis of $24,276,204. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Money Market Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

14

MFS Money Market Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

15

SEMIANNUAL REPORT

June 30, 2012

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.2%
Google, Inc., “A”	4.0%
Danaher Corp.	3.9%
Colgate – Palmolive Co.	3.9%
Oracle Corp.	3.4%
United Technologies Corp.	3.3%
Visa, Inc., “A”	2.9%
Schlumberger Ltd.	2.8%
Accenture PLC, “A”	2.7%
Procter & Gamble Co.	2.6%

Equity sectors
Technology	22.7%
Industrial Goods & Services	13.9%
Consumer Staples	12.6%
Health Care	10.7%
Financial Services	8.6%
Special Products & Services	6.6%
Retailing	6.2%
Energy	6.0%
Leisure	5.0%
Basic Materials	2.4%
Transportation	2.2%
Autos & Housing	1.9%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.80%	$1,000.00	$1,081.22	$4.14
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,079.16	$5.43
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 4.0%
Precision Castparts Corp.	21,890	$3,600,684
United Technologies Corp.	236,450	17,859,069

		$21,459,753

Alcoholic Beverages – 0.9%
Diageo PLC	186,729	$4,801,960

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	50,159	$7,645,148
NIKE, Inc., “B”	60,920	5,347,558

		$12,992,706

Automotive – 1.9%
Johnson Controls, Inc.	375,980	$10,418,406

Broadcasting – 3.9%
Omnicom Group, Inc.	121,530	$5,906,358
Viacom, Inc., “B”	224,490	10,555,520
Walt Disney Co.	90,230	4,376,155

		$20,838,033

Brokerage & Asset Managers – 4.5%
Charles Schwab Corp.	413,670	$5,348,753
CME Group, Inc.	22,980	6,161,168
Franklin Resources, Inc.	114,520	12,710,575

		$24,220,496

Business Services – 6.6%
Accenture PLC, “A”	245,200	$14,734,068
Dun & Bradstreet Corp.	90,950	6,472,912
MSCI, Inc., “A” (a)	273,100	9,290,862
Verisk Analytics, Inc., “A” (a)	103,440	5,095,454

		$35,593,296

Cable TV – 1.1%
DIRECTV, “A” (a)	123,530	$6,030,735

Chemicals – 0.6%
Monsanto Co.	36,680	$3,036,370

Computer Software – 5.8%
Autodesk, Inc. (a)	159,950	$5,596,651
Check Point Software Technologies Ltd. (a)	153,590	7,616,528
Oracle Corp.	608,270	18,065,619

		$31,278,798

Computer Software – Systems – 6.6%
Apple, Inc. (a)	38,640	$22,565,760
EMC Corp. (a)	170,870	4,379,398
International Business Machines Corp.	44,760	8,754,161

		$35,699,319

Consumer Products – 7.2%
Church & Dwight Co., Inc.	69,890	$3,876,798
Colgate-Palmolive Co.	201,680	20,994,888

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	227,701	$13,946,686

		$38,818,372

Electrical Equipment – 9.9%
Amphenol Corp., “A”	144,170	$7,917,816
Danaher Corp.	405,690	21,128,335
Mettler-Toledo International, Inc. (a)	43,757	6,819,528
Sensata Technologies Holding B.V. (a)	400,240	10,718,427
W.W. Grainger, Inc.	34,570	6,611,167

		$53,195,273

Electronics – 4.5%
ASML Holding N.V.	69,250	$3,560,835
Microchip Technology, Inc.	370,490	12,255,809
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	593,319	8,282,733

		$24,099,377

Energy – Independent – 1.5%
Occidental Petroleum Corp.	93,630	$8,030,645

Energy – Integrated – 1.2%
Exxon Mobil Corp.	75,310	$6,444,277

Food & Beverages – 4.5%
Groupe Danone	162,971	$10,108,837
Mead Johnson Nutrition Co., “A”	44,590	3,589,941
PepsiCo, Inc.	147,310	10,408,925

		$24,107,703

Food & Drug Stores – 0.7%
CVS Caremark Corp.	81,106	$3,790,083

General Merchandise – 2.3%
Kohl’s Corp.	95,410	$4,340,201
Target Corp.	142,310	8,281,019

		$12,621,220

Internet – 4.8%
eBay, Inc. (a)	104,370	$4,384,584
Google, Inc., “A” (a)	37,280	21,625,010

		$26,009,594

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	48,377	$2,700,888
Patterson Cos., Inc.	107,562	3,707,662

		$6,408,550

Medical Equipment – 7.6%
Becton, Dickinson & Co.	83,550	$6,245,363
DENTSPLY International, Inc.	215,360	8,142,762
St. Jude Medical, Inc.	170,870	6,819,422
Thermo Fisher Scientific, Inc.	267,030	13,861,527
Waters Corp. (a)	70,490	5,601,840

		$40,670,914

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.5%
Rio Tinto Ltd.	61,310	$2,928,124

Network & Telecom – 1.0%
Cisco Systems, Inc.	324,217	$5,566,806

Oil Services – 3.3%
National Oilwell Varco, Inc.	36,520	$2,353,349
Schlumberger Ltd.	233,570	15,161,029

		$17,514,378

Other Banks & Diversified Financials – 4.1%
MasterCard, Inc., “A”	14,620	$6,288,208
Visa, Inc., “A”	126,710	15,665,157

		$21,953,365

Pharmaceuticals – 1.9%
Allergan, Inc.	33,780	$3,127,015
Johnson & Johnson	107,990	7,295,804

		$10,422,819

Railroad & Shipping – 0.5%
Kuehne & Nagel, Inc. AG	23,040	$2,438,670

Specialty Chemicals – 1.3%
Praxair, Inc.	66,490	$7,229,458

Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	39,848	$4,121,465

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.7%
Expeditors International of Washington, Inc.	237,180	$9,190,725

Total Common Stocks (Identified Cost, $473,984,003)		$531,931,690

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	2,950,621	$2,950,621

Total Investments (Identified Cost, $476,934,624)		$534,882,311

OTHER ASSETS, LESS LIABILITIES – 0.7%		3,775,513

Net Assets – 100.0%		$538,657,824

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $473,984,003)	$531,931,690
Underlying affiliated funds, at cost and value	2,950,621
Total investments, at value (identified cost, $476,934,624)	$534,882,311
Receivables for
Investments sold	4,929,207
Dividends	546,386
Other assets	2,745
Total assets		$540,360,649
Liabilities
Payables for
Investments purchased	$1,134,604
Fund shares reacquired	472,206
Payable to affiliates
Investment adviser	32,916
Distribution and/or service fees	1,037
Payable for independent Trustees’ compensation	60
Accrued expenses and other liabilities	62,002
Total liabilities		$1,702,825
Net assets		$538,657,824
Net assets consist of
Paid-in capital	$527,668,948
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	57,956,518
Accumulated net realized gain (loss) on investments and foreign currency	(51,099,005)
Undistributed net investment income	4,131,363
Net assets		$538,657,824
Shares of beneficial interest outstanding		43,550,937

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$486,704,268	39,318,316	$12.38
Service Class	51,953,556	4,232,621	12.27

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$4,401,961
Interest	26,032
Dividends from underlying affiliated funds	2,776
Foreign taxes withheld	(89,963)
Total investment income		$4,340,806
Expenses
Management fee	$2,102,211
Distribution and/or service fees	68,844
Administrative services fee	46,925
Independent Trustees’ compensation	11,866
Custodian fee	28,495
Shareholder communications	10,834
Audit and tax fees	25,347
Legal fees	4,642
Miscellaneous	16,212
Total expenses		$2,315,376
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(1,441)
Net expenses		$2,313,933
Net investment income		$2,026,873
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$33,204,649
Foreign currency	(26)
Net realized gain (loss) on investments and foreign currency		$33,204,623
Change in unrealized appreciation (depreciation)
Investments	$8,923,011
Translation of assets and liabilities in foreign currencies	(4,678)
Net unrealized gain (loss) on investments and foreign currency translation		$8,918,333
Net realized and unrealized gain (loss) on investments and foreign currency		$42,122,956
Change in net assets from operations		$44,149,829

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$2,026,873	$2,100,396
Net realized gain (loss) on investments and foreign currency	33,204,623	29,337,064
Net unrealized gain (loss) on investments and foreign currency translation	8,918,333	(28,669,481)
Change in net assets from operations	$44,149,829	$2,767,979
Distributions declared to shareholders
From net investment income	$—	$(2,503,255)
Change in net assets from fund share transactions	$(44,595,838)	$39,199,459
Total change in net assets	$(446,009)	$39,464,183
Net assets
At beginning of period	539,103,833	499,639,650
At end of period (including undistributed net investment income of $4,131,363 and $2,104,490, respectively)	$538,657,824	$539,103,833

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.45		$11.43	$10.13	$7.30	$11.69	$10.52
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.06	$0.06	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		0.03	1.27	2.85	(4.39)	1.16
Total from investment operations	$0.93		$0.09	$1.33	$2.90	$(4.33)	$1.21
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.03)	$(0.07)	$(0.06)	$(0.04)
Net asset value, end of period (x)	$12.38		$11.45	$11.43	$10.13	$7.30	$11.69
Total return (%) (k)(r)(s)(x)	8.12	(n)	0.80	13.15	40.14	(37.22)	11.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.86	0.87	0.86	0.84
Expenses after expense reductions (f)	0.80	(a)	0.82	0.82	0.82	0.83	0.83
Net investment income	0.75	(a)	0.47	0.55	0.62	0.62	0.48
Portfolio turnover	18	(n)	24	45	53	42	62
Net assets at end of period (000 omitted)	$486,704		$485,484	$429,925	$448,333	$145,858	$309,208

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.37		$11.34	$10.06	$7.24	$11.59	$10.43
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03	$0.03	$0.04	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		0.03	1.26	2.82	(4.36)	1.15
Total from investment operations	$0.90		$0.06	$1.29	$2.86	$(4.32)	$1.17
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.01)	$(0.04)	$(0.03)	$(0.01)
Net asset value, end of period (x)	$12.27		$11.37	$11.34	$10.06	$7.24	$11.59
Total return (%) (k)(r)(s)(x)	7.92	(n)	0.57	12.83	39.78	(37.35)	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.11	1.12	1.11	1.09
Expenses after expense reductions (f)	1.05	(a)	1.07	1.07	1.07	1.08	1.08
Net investment income	0.50	(a)	0.22	0.30	0.43	0.37	0.19
Portfolio turnover	18	(n)	24	45	53	42	62
Net assets at end of period (000 omitted)	$51,954		$53,620	$69,714	$80,269	$59,579	$119,324

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$480,427,391	$—	$—	$480,427,391
France	10,108,837	7,645,147	—	17,753,984
Taiwan	8,282,733	—	—	8,282,733
United Kingdom	4,801,960	2,928,124	—	7,730,084
Israel	7,616,528	—	—	7,616,528
Spain	—	4,121,465	—	4,121,465
Netherlands	3,560,835	—	—	3,560,835
Switzerland	—	2,438,670	—	2,438,670
Mutual Funds	2,950,621	—	—	2,950,621
Total Investments	$517,748,905	$17,133,406	$—	$534,882,311

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$2,503,255

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$477,248,356
Gross appreciation	76,381,310
Gross depreciation	(18,747,355)
Net unrealized appreciation (depreciation)	$57,633,955

As of 12/31/11
Undistributed ordinary income	2,104,490
Capital loss carryforwards	(83,989,896)
Other temporary differences	13,509
Net unrealized appreciation (depreciation)	48,710,944

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/15	$(23,309,924)
12/31/16	(51,745,133)
12/31/17	(8,934,839)
Total	$(83,989,896)

The availability of a portion of the capital loss carryforwards, which were acquired on December 4, 2009 in connection with the MFS Capital Appreciation Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$2,330,869
Service Class	—	172,386
Total	$—	$2,503,255

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,875 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

payments made by the fund in the amount of $1,441, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $100,035,105 and $144,287,183, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	47,896	$590,992	276,271	$3,177,926
Service Class	26,308	323,124	98,650	1,129,009
	74,204	$914,116	374,921	$4,306,935
Shares issued in connection with acquisition of Capital Appreciation Variable Account
Initial Class			10,255,347	$119,581,797
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	209,422	$2,330,869
Service Class	—	—	15,586	172,386
	—	$—	225,008	$2,503,255
Shares reacquired
Initial Class	(3,140,440)	$(39,170,193)	(5,943,995)	$(69,272,697)
Service Class	(511,614)	(6,339,761)	(1,543,209)	(17,919,831)
	(3,652,054)	$(45,509,954)	(7,487,204)	$(87,192,528)
Net change
Initial Class	(3,092,544)	$(38,579,201)	4,797,045	$55,817,895
Service Class	(485,306)	(6,016,637)	(1,428,973)	(16,618,436)
	(3,577,850)	$(44,595,838)	3,368,072	$39,199,459

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,932 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,902,318	57,725,323	(57,677,020)	2,950,621

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,776	$2,950,621

(8)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $439,145,630, acquired all of the investment-related assets and liabilities of Capital Appreciation Variable Account. The acquisition was part of a transaction in which the Capital Appreciation Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the Capital Appreciation Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 10,255,347 shares of the fund (valued at $119,581,797) for all of the investment-related assets and liabilities of Capital Appreciation Variable Account. Capital Appreciation Variable Account’s net assets on that date were $119,581,797, including investments valued at $119,481,954 with a cost basis of $100,293,081. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Capital Appreciation Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

16

MFS Massachusetts Investors Growth Stock Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cabot Oil & Gas Corp.	3.3%
Range Resources Corp.	2.4%
Conceptus, Inc.	2.2%
HomeAway, Inc.	1.7%
Brookdale Senior Living, Inc.	1.6%
Pulte Homes, Inc.	1.5%
Eagle Materials, Inc.	1.4%
SciQuest, Inc.	1.4%
Veeco Instruments, Inc.	1.4%
United Rentals, Inc.	1.4%

Equity sectors
Technology	22.9%
Health Care	22.2%
Energy	12.7%
Industrial Goods & Services	10.4%
Retailing	6.6%
Transportation	5.7%
Autos & Housing	5.4%
Special Products & Services	5.4%
Leisure	3.5%
Financial Services	1.6%
Basic Materials	1.5%
Consumer Staples	1.3%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.95%	$1,000.00	$1,119.74	$5.01
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
Service Class	Actual	1.20%	$1,000.00	$1,117.53	$6.32
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 0.5%
Kaman Corp.	24,857	$769,076

Airlines – 2.5%
Allegiant Travel Co. (a)	15,756	$1,097,878
Spirit Airlines, Inc. (a)	39,646	771,511
U.S. Airways Group, Inc. (a)	55,670	742,081
United Continental Holdings, Inc. (a)	52,970	1,288,760

		$3,900,230

Apparel Manufacturers – 0.8%
Guess?, Inc.	40,920	$1,242,740

Automotive – 0.4%
Delphi Automotive PLC (a)	25,520	$650,760

Biotechnology – 1.5%
Anacor Pharmaceuticals, Inc. (a)	88,208	$572,470
SEQUENOM, Inc. (a)	177,150	719,229
ViroPharma, Inc. (a)	44,270	1,049,199

		$2,340,898

Business Services – 3.1%
Constant Contact, Inc. (a)	107,608	$1,924,031
FleetCor Technologies, Inc. (a)	47,662	1,670,076
Jones Lang LaSalle, Inc.	15,447	1,087,005

		$4,681,112

Computer Software – 5.6%
ANSYS, Inc. (a)	17,490	$1,103,794
Check Point Software Technologies Ltd. (a)	31,461	1,560,151
NetSuite, Inc. (a)	16,725	916,028
Nuance Communications, Inc. (a)	83,150	1,980,633
Red Hat, Inc. (a)	18,436	1,041,265
SolarWinds, Inc. (a)	44,309	1,930,100

		$8,531,971

Computer Software – Systems – 8.8%
Aruba Networks, Inc. (a)	87,134	$1,311,367
Ellie Mae, Inc. (a)	18,080	325,440
Exa Corp. (a)	67,070	711,613
ExactTarget, Inc. (a)	18,660	407,908
Fusion-io, Inc. (a)(l)	37,088	774,768
Guidewire Software, Inc. (a)	46,040	1,294,645
National Instruments Corp.	58,475	1,570,639
PROS Holdings, Inc. (a)	50,834	855,028
Qlik Technologies, Inc. (a)	57,274	1,266,901
SciQuest, Inc. (a)	119,718	2,150,135
ServiceSource International, Inc. (a)	97,703	1,353,187
Tangoe, Inc. (a)	32,570	694,067
Vantiv, Inc. (a)	31,730	738,992

		$13,454,690

Construction – 5.0%
Beacon Roofing Supply, Inc. (a)	49,774	$1,255,300
Eagle Materials, Inc.	58,734	2,193,128

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
NVR, Inc. (a)	2,233	$1,898,050
Pulte Homes, Inc. (a)	219,187	2,345,301

		$7,691,779

Consumer Products – 0.5%
L’Occitane International S.A.	297,250	$823,296

Consumer Services – 2.3%
HomeAway, Inc. (a)	119,097	$2,589,169
MakeMyTrip Ltd. (a)	54,470	894,942

		$3,484,111

Electrical Equipment – 2.0%
MSC Industrial Direct Co., Inc., “A”	28,302	$1,855,196
Sensata Technologies Holding B.V. (a)	42,488	1,137,829

		$2,993,025

Electronics – 6.0%
CEVA, Inc. (a)	91,110	$1,604,447
Entegris, Inc. (a)	99,436	849,183
Monolithic Power Systems, Inc. (a)	91,751	1,823,092
Stratasys, Inc. (a)	19,517	967,067
Ultratech, Inc. (a)	47,052	1,482,138
Universal Display Corp. (a)	9,721	349,373
Veeco Instruments, Inc. (a)	62,250	2,138,910

		$9,214,210

Energy – Independent – 9.0%
Approach Resources, Inc. (a)	46,160	$1,178,926
Cabot Oil & Gas Corp.	128,105	5,047,337
Celtic Exploration Ltd. (a)	64,993	879,043
Cloud Peak Energy, Inc. (a)	47,790	808,129
Midstates Petroleum Co., Inc. (a)	113,480	1,101,891
Pinecrest Energy, Inc. (a)	591,961	1,029,143
Range Resources Corp.	59,357	3,672,418

		$13,716,887

Entertainment – 1.4%
Six Flags Entertainment Corp.	38,939	$2,109,715

Food & Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)	58,892	$1,282,668

Internet – 0.5%
Millennial Media, Inc. (a)	63,500	$837,565

Machinery & Tools – 7.9%
Allison Transmission Holdings, Inc.	96,780	$1,699,457
Douglas Dynamics, Inc.	27,802	396,179
IPG Photonics Corp. (a)	38,101	1,660,823
Joy Global, Inc.	32,984	1,871,182
Kennametal, Inc.	42,270	1,401,251
Polypore International, Inc. (a)	40,593	1,639,551
United Rentals, Inc. (a)	62,119	2,114,531
WABCO Holdings, Inc. (a)	23,597	1,248,989

		$12,031,963

4

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 6.8%
Advisory Board Co. (a)	25,336	$1,256,412
Air Methods Corp. (a)	10,309	1,012,859
Brookdale Senior Living, Inc. (a)	140,453	2,491,636
Cerner Corp. (a)	16,062	1,327,685
Healthcare Services Group, Inc.	103,806	2,011,760
HMS Holdings Corp. (a)	44,920	1,496,285
IDEXX Laboratories, Inc. (a)	8,520	819,028

		$10,415,665

Medical Equipment – 13.3%
Align Technology, Inc. (a)	41,981	$1,404,684
Cepheid, Inc. (a)	22,061	987,230
Conceptus, Inc. (a)	172,360	3,416,175
DexCom, Inc. (a)	76,789	995,185
Edwards Lifesciences Corp. (a)	7,290	753,057
Endologix, Inc. (a)	96,802	1,494,623
Essilor International S.A.	8,184	760,245
Heartware International, Inc. (a)	8,289	736,063
Masimo Corp. (a)	72,441	1,621,230
Novadaq Technologies, Inc. (a)	24,790	165,349
NxStage Medical, Inc. (a)	103,265	1,730,721
Sirona Dental Systems, Inc. (a)	20,820	937,108
Sonova Holding AG	9,400	907,062
Thoratec Corp. (a)	16,379	550,007
Uroplasty, Inc. (a)	166,725	765,268
Vocera Communications, Inc. (a)	56,520	1,514,171
Volcano Corp. (a)	57,174	1,638,035

		$20,376,213

Metals & Mining – 1.2%
Globe Specialty Metals, Inc.	112,787	$1,514,729
Iluka Resources Ltd.	28,734	336,707

		$1,851,436

Network & Telecom – 2.0%
Calix, Inc. (a)	160,351	$1,318,085
Fortinet, Inc. (a)	76,496	1,776,237

		$3,094,322

Oil Services – 3.7%
Atwood Oceanics, Inc. (a)	51,939	$1,965,372
Dresser-Rand Group, Inc. (a)	36,903	1,643,660
Helmerich & Payne, Inc.	22,450	976,126
Lufkin Industries, Inc.	20,760	1,127,683

		$5,712,841

Other Banks & Diversified Financials – 1.6%
Air Lease Corp. (a)	51,558	$999,710
First Republic Bank (a)	41,630	1,398,768

		$2,398,478

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 0.6%
Perrigo Co.	7,310	$862,068

Precious Metals & Minerals – 0.2%
Colossus Minerals, Inc. (a)	102,463	$356,271

Railroad & Shipping – 0.9%
Diana Shipping, Inc. (a)	177,208	$1,378,678

Restaurants – 2.1%
Arcos Dorados Holdings, Inc.	141,421	$2,090,202
BJ’s Restaurants, Inc. (a)	10,030	381,140
Dunkin Brands Group, Inc.	20,305	697,274

		$3,168,616

Specialty Chemicals – 0.1%
Ecosynthetix, Inc. (a)(z)	46,190	$176,938

Specialty Stores – 5.8%
Citi Trends, Inc. (a)	125,993	$1,945,332
Ethan Allen Interiors, Inc.	78,734	1,569,169
Francesca’s Holdings Corp. (a)	33,820	913,478
Monro Muffler Brake, Inc.	54,883	1,824,311
Tiffany & Co.	22,580	1,195,611
Urban Outfitters, Inc. (a)	51,541	1,422,016

		$8,869,917

Trucking – 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	32,662	$1,421,124
Swift Transportation Co. (a)	214,626	2,028,216

		$3,449,340

Total Common Stocks (Identified Cost, $143,035,901)		$151,867,479

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	2,395,372	$2,395,372

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	568,554	$568,554

Total Investments (Identified Cost, $145,999,827)		$154,831,405

OTHER ASSETS, LESS LIABILITIES – (1.1)%		(1,734,955)

Net Assets – 100.0%		$153,096,450

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$436,877	$176,938
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $143,604,455)	$152,436,033
Underlying affiliated funds, at cost and value	2,395,372
Total investments, at value, including $565,576 of securities on loan (identified cost, $145,999,827)	$154,831,405
Cash	1,030
Receivables for
Investments sold	2,512,694
Fund shares sold	15,756
Interest and dividends	14,883
Other assets	1,248
Total assets		$157,377,016
Liabilities
Payables for
Investments purchased	$3,439,408
Fund shares reacquired	209,014
Collateral for securities loaned, at value	568,554
Payable to affiliates
Investment adviser	676
Distribution and/or service fees	1,591
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	61,306
Total liabilities		$4,280,566
Net assets		$153,096,450
Net assets consist of
Paid-in capital	$134,709,263
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,831,700
Accumulated net realized gain (loss) on investments and foreign currency	10,054,150
Accumulated net investment loss	(498,663)
Net assets		$153,096,450
Shares of beneficial interest outstanding		9,157,541

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$73,000,568	4,289,572	$17.02
Service Class	80,095,882	4,867,969	16.45

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment loss
Income
Dividends	$319,028
Income on securities loaned	38,119
Dividends from underlying affiliated funds	283
Foreign taxes withheld	(4,057)
Total investment income		$353,373
Expenses
Management fee	$708,272
Distribution and/or service fees	103,357
Administrative services fee	16,764
Independent Trustees’ compensation	3,588
Custodian fee	27,418
Shareholder communications	9,281
Audit and tax fees	26,552
Legal fees	1,320
Miscellaneous	9,335
Total expenses		$905,887
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(53,845)
Net expenses		$852,036
Net investment loss		$(498,663)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(364,325)
Foreign currency	(23,974)
Net realized gain (loss) on investments and foreign currency		$(388,299)
Change in unrealized appreciation (depreciation)
Investments	$18,761,597
Translation of assets and liabilities in foreign currencies	702
Net unrealized gain (loss) on investments and foreign currency translation		$18,762,299
Net realized and unrealized gain (loss) on investments and foreign currency		$18,374,000
Change in net assets from operations		$17,875,337

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment loss	$(498,663)	$(1,232,958)
Net realized gain (loss) on investments and foreign currency	(388,299)	11,911,446
Net unrealized gain (loss) on investments and foreign currency translation	18,762,299	(27,205,896)
Change in net assets from operations	$17,875,337	$(16,527,408)
Distributions declared to shareholders
From net realized gain on investments	$—	$(14,519,487)
Change in net assets from fund share transactions	$(14,101,483)	$(14,650,729)
Total change in net assets	$3,773,854	$(45,697,624)
Net assets
At beginning of period	149,322,596	195,020,220
At end of period (including accumulated net investment loss of $498,663 and $0, respectively)	$153,096,450	$149,322,596

See Notes to Financial Statements

9

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.20		$18.63	$13.64	$8.37	$16.24	$16.24
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.10)	$(0.07)	$(0.05)	$(0.04)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.86		(1.78)	5.06	5.32	(5.42)	0.52
Total from investment operations	$1.82		$(1.88)	$4.99	$5.27	$(5.46)	$0.44
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.55)	$—	$—	$(2.41)	$(0.44)
Net asset value, end of period (x)	$17.02		$15.20	$18.63	$13.64	$8.37	$16.24
Total return (%) (k)(r)(s)(x)	11.97	(n)	(10.37)	36.58	62.96	(39.57)	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.04	1.09	1.05	1.02	1.00
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.95
Net investment loss	(0.50	)(a)	(0.55)	(0.48)	(0.49)	(0.28)	(0.45)
Portfolio turnover	63	(n)	176	192	153	127	95
Net assets at end of period (000 omitted)	$73,001		$69,664	$87,806	$78,620	$59,861	$130,029

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$14.72		$18.13	$13.31	$8.18	$15.97	$16.02
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.14)	$(0.11)	$(0.07)	$(0.07)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		(1.72)	4.93	5.20	(5.31)	0.51
Total from investment operations	$1.73		$(1.86)	$4.82	$5.13	$(5.38)	$0.39
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.55)	$—	$—	$(2.41)	$(0.44)
Net asset value, end of period (x)	$16.45		$14.72	$18.13	$13.31	$8.18	$15.97
Total return (%) (k)(r)(s)(x)	11.75	(n)	(10.55)	36.21	62.71	(39.76)	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.29	1.34	1.30	1.27	1.25
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.20	1.20	1.20
Net investment loss	(0.75	)(a)	(0.80)	(0.73)	(0.74)	(0.54)	(0.70)
Portfolio turnover	63	(n)	176	192	153	127	95
Net assets at end of period (000 omitted)	$80,096		$79,659	$107,214	$115,516	$104,937	$186,516

See Notes to Financial Statements

10

MFS New Discovery Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$140,509,451	$—	$—	$140,509,451
Canada	2,429,806	176,938	—	2,606,744
Virgin Islands GB	2,090,202	—	—	2,090,202
Israel	1,560,151	—	—	1,560,151
Greece	1,378,678	—	—	1,378,678
Switzerland	—	907,062	—	907,062
India	894,942	—	—	894,942
Luxembourg	—	823,297	—	823,297
France	—	760,245	—	760,245
Other Countries	—	336,707	—	336,707
Mutual Funds	2,963,926	—	—	2,963,926
Total Investments	$151,827,156	$3,004,249	$—	$154,831,405

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,730,358 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$10,192,031
Long-term capital gains	4,327,456
Total distributions	$14,519,487

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$150,456,596
Gross appreciation	19,176,728
Gross depreciation	(14,801,919)
Net unrealized appreciation (depreciation)	$4,374,809

As of 12/31/11
Undistributed ordinary income	14,899,218
Other temporary differences	(580)
Net unrealized appreciation (depreciation)	(14,386,788)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$6,701,669
Service Class	—	7,817,818
Total	$—	$14,519,487

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $53,440 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0213% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $814 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $405, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $99,704,715 and $114,748,192, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	100,562	$1,652,898	389,956	$6,770,709
Service Class	120,508	1,910,243	488,436	7,547,690
	221,070	$3,563,141	878,392	$14,318,399
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	424,694	$6,701,669
Service Class	—	—	511,303	7,817,818
	—	$—	935,997	$14,519,487
Shares reacquired
Initial Class	(393,516)	$(6,691,042)	(944,373)	$(17,044,090)
Service Class	(665,615)	(10,973,582)	(1,498,709)	(26,444,525)
	(1,059,131)	$(17,664,624)	(2,443,082)	$(43,488,615)
Net change
Initial Class	(292,954)	$(5,038,144)	(129,723)	$(3,571,712)
Service Class	(545,107)	(9,063,339)	(498,970)	(11,079,017)
	(838,061)	$(14,101,483)	(628,693)	$(14,650,729)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $538 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	529,518	18,799,068	(16,933,214)	2,395,372

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$283	2,395,372

16

MFS New Discovery Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

EIS-SEM

MFS® VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	4.0%
Lockheed Martin Corp.	3.4%
Pfizer, Inc.	3.1%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
AT&T, Inc.	2.3%
Chevron Corp.	2.1%
Wells Fargo & Co.	2.1%
Accenture PLC, “A”	2.1%
International Business Machines Corp.	2.1%

Equity sectors
Financial Services	20.7%
Consumer Staples	13.2%
Health Care	13.1%
Industrial Goods & Services	11.7%
Energy	7.1%
Leisure	6.2%
Technology	6.0%
Utilities & Communications	5.4%
Retailing	4.2%
Basic Materials	4.0%
Special Products & Services	3.0%
Autos & Housing	2.7%
Transportation	1.8%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.80%	$1,000.00	$1,079.91	$4.14
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,079.07	$5.43
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 8.4%
Honeywell International, Inc.	152,340	$8,506,666
Huntington Ingalls Industries, Inc. (a)	15,338	617,201
Lockheed Martin Corp.	196,387	17,101,380
Northrop Grumman Corp.	86,860	5,540,799
United Technologies Corp.	137,835	10,410,678

		$42,176,724

Alcoholic Beverages – 1.8%
Diageo PLC	348,840	$8,970,840

Automotive – 1.6%
Delphi Automotive PLC (a)	80,230	$2,045,865
General Motors Co. (a)	41,740	823,113
Johnson Controls, Inc.	186,595	5,170,547

		$8,039,525

Broadcasting – 4.1%
Omnicom Group, Inc.	120,338	$5,848,427
Viacom, Inc., “B”	117,920	5,544,598
Walt Disney Co.	189,782	9,204,427

		$20,597,452

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	35,968	$6,108,086
Franklin Resources, Inc.	28,100	3,118,819

		$9,226,905

Business Services – 3.0%
Accenture PLC, “A”	173,407	$10,420,027
Dun & Bradstreet Corp.	35,047	2,494,295
Fiserv, Inc. (a)	30,720	2,218,598

		$15,132,920

Cable TV – 0.9%
Comcast Corp., “Special A”	147,320	$4,625,848

Chemicals – 3.1%
3M Co.	95,468	$8,553,933
PPG Industries, Inc.	63,777	6,768,015

		$15,321,948

Computer Software – 1.9%
Oracle Corp.	329,053	$9,772,874

Computer Software – Systems – 2.3%
Hewlett-Packard Co.	54,340	$1,092,777
International Business Machines Corp.	53,275	10,419,524

		$11,512,301

Construction – 1.1%
Stanley Black & Decker, Inc.	83,626	$5,382,169

Consumer Products – 0.6%
Procter & Gamble Co.	46,888	$2,871,890

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Danaher Corp.	112,300	$5,848,584
Tyco International Ltd.	127,670	6,747,360

		$12,595,944

Electronics – 1.2%
ASML Holding N.V.	21,170	$1,088,561
Intel Corp.	183,582	4,892,460

		$5,981,021

Energy – Independent – 2.9%
Apache Corp.	41,055	$3,608,324
EOG Resources, Inc.	30,892	2,783,678
Occidental Petroleum Corp.	94,687	8,121,304

		$14,513,306

Energy – Integrated – 3.9%
Chevron Corp.	99,563	$10,503,896
Exxon Mobil Corp.	100,287	8,581,559
Hess Corp.	7,775	337,824

		$19,423,279

Engineering – Construction – 0.1%
Fluor Corp.	14,290	$705,069

Food & Beverages – 5.4%
General Mills, Inc.	200,770	$7,737,676
Groupe Danone	82,162	5,096,381
J.M. Smucker Co.	23,550	1,778,496
Kellogg Co.	46,020	2,270,167
Nestle S.A.	100,844	6,015,488
PepsiCo, Inc.	58,293	4,118,983

		$27,017,191

Food & Drug Stores – 1.6%
CVS Caremark Corp.	100,343	$4,689,028
Walgreen Co.	104,320	3,085,786

		$7,774,814

General Merchandise – 1.9%
Kohl’s Corp.	33,660	$1,531,193
Target Corp.	134,480	7,825,391

		$9,356,584

Insurance – 6.7%
ACE Ltd.	56,790	$4,209,843
Aon PLC	102,710	4,804,774
Chubb Corp.	54,675	3,981,433
MetLife, Inc.	273,038	8,423,222
Prudential Financial, Inc.	119,867	5,805,159
Travelers Cos., Inc.	101,335	6,469,226

		$33,693,657

Leisure & Toys – 0.8%
Hasbro, Inc.	124,593	$4,219,965

4

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.6%
Eaton Corp.	79,860	$3,164,852

Major Banks – 10.6%
Bank of America Corp.	157,720	$1,290,150
Bank of New York Mellon Corp.	353,405	7,757,240
Goldman Sachs Group, Inc.	108,362	10,387,581
JPMorgan Chase & Co.	424,262	15,158,881
PNC Financial Services Group, Inc.	64,755	3,957,178
State Street Corp.	99,425	4,438,332
Wells Fargo & Co.	311,882	10,429,334

		$53,418,696

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	47,400	$2,839,260

Medical Equipment – 3.4%
Becton, Dickinson & Co.	40,312	$3,013,322
Medtronic, Inc.	143,710	5,565,888
St. Jude Medical, Inc.	113,920	4,546,547
Thermo Fisher Scientific, Inc.	80,415	4,174,343

		$17,300,100

Network & Telecom – 0.6%
Cisco Systems, Inc.	172,910	$2,968,865

Oil Services – 0.3%
Transocean, Inc.	28,380	$1,269,437

Other Banks & Diversified Financials – 1.6%
MasterCard, Inc., “A”	6,100	$2,623,671
SunTrust Banks, Inc.	32,390	784,810
Western Union Co.	275,215	4,634,621

		$8,043,102

Pharmaceuticals – 9.1%
Abbott Laboratories	137,242	$8,847,992
Johnson & Johnson	203,787	13,767,850
Merck & Co., Inc.	119,922	5,006,744
Pfizer, Inc.	677,588	15,584,524
Roche Holding AG	15,403	2,658,980

		$45,866,090

Printing & Publishing – 0.4%
Moody’s Corp.	59,920	$2,190,076

Railroad & Shipping – 0.7%
Canadian National Railway Co.	38,680	$3,263,818

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	56,887	$4,592,488

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	23,150	$1,579,293
Staples, Inc.	158,660	2,070,513

		$3,649,806

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.7%
Vodafone Group PLC	2,998,568	$8,424,884

Telephone Services – 2.3%
AT&T, Inc.	316,632	$11,291,097

Tobacco – 5.4%
Altria Group, Inc.	89,172	$3,080,893
Lorillard, Inc.	29,580	3,903,081
Philip Morris International, Inc.	227,665	19,866,048

		$26,850,022

Trucking – 1.1%
United Parcel Service, Inc., “B”	70,140	$5,524,226

Utilities – Electric Power – 1.2%
PG&E Corp.	85,508	$3,870,947
PPL Corp.	35,062	975,074
Public Service Enterprise Group, Inc.	34,793	1,130,773

		$5,976,794

Total Common Stocks (Identified Cost, $459,209,249)		$495,545,839

CONVERTIBLE PREFERRED STOCKS – 0.3%
Aerospace – 0.1%
United Technologies Corp., 7.5% (a)	12,330	$649,668

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	17,340	$917,286

Total Convertible Preferred Stocks (Identified Cost, $1,486,397)		$1,566,954

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	3,741,188	$3,741,188

Total Investments (Identified Cost, $464,436,834)		$500,853,981

OTHER ASSETS, LESS LIABILITIES – 0.2%		928,121

Net Assets – 100.0%		$501,782,102

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $460,695,646)	$497,112,793
Underlying affiliated funds, at cost and value	3,741,188
Total investments, at value (identified cost, $464,436,834)	$500,853,981
Cash	12,046
Receivables for
Fund shares sold	134,891
Interest and dividends	1,130,243
Other assets	3,427
Total assets		$502,134,588
Liabilities
Payable for fund shares reacquired	$266,138
Payable to affiliates
Investment adviser	30,737
Distribution and/or service fees	4,002
Payable for independent Trustees’ compensation	53
Accrued expenses and other liabilities	51,556
Total liabilities		$352,486
Net assets		$501,782,102
Net assets consist of
Paid-in capital	$420,514,973
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	36,415,478
Accumulated net realized gain (loss) on investments and foreign currency	31,306,070
Undistributed net investment income	13,545,581
Net assets		$501,782,102
Shares of beneficial interest outstanding		36,917,222

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$301,674,571	22,100,362	$13.65
Service Class	200,107,531	14,816,860	13.51

See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$7,111,275
Interest	9,154
Dividends from underlying affiliated funds	2,252
Foreign taxes withheld	(75,690)
Total investment income		$7,046,991
Expenses
Management fee	$1,942,175
Distribution and/or service fees	258,909
Administrative services fee	43,756
Independent Trustees’ compensation	11,979
Custodian fee	28,514
Shareholder communications	7,675
Audit and tax fees	22,834
Legal fees	4,391
Miscellaneous	15,748
Total expenses		$2,335,981
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(1,335)
Net expenses		$2,334,643
Net investment income		$4,712,348
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,749,357
Foreign currency	(8,731)
Net realized gain (loss) on investments and foreign currency		$12,740,626
Change in unrealized appreciation (depreciation)
Investments	$23,463,127
Translation of assets and liabilities in foreign currencies	5,473
Net unrealized gain (loss) on investments and foreign currency translation		$23,468,600
Net realized and unrealized gain (loss) on investments and foreign currency		$36,209,226
Change in net assets from operations		$40,921,574

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$4,712,348	$8,824,407
Net realized gain (loss) on investments and foreign currency	12,740,626	25,313,395
Net unrealized gain (loss) on investments and foreign currency translation	23,468,600	(32,312,741)
Change in net assets from operations	$40,921,574	$1,825,061
Distributions declared to shareholders
From net investment income	$—	$(7,907,338)
From net realized gain on investments	—	(35,328,011)
Total distributions declared to shareholders	$—	$(43,235,349)
Change in net assets from fund share transactions	$(50,586,503)	$21,633,004
Total change in net assets	$(9,664,929)	$(19,777,284)
Net assets
At beginning of period	511,447,031	531,224,315
At end of period (including undistributed net investment income of $13,545,581 and $8,833,233, respectively)	$501,782,102	$511,447,031

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.64		$13.91		$12.64	$10.70	$18.78	$18.70
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24		$0.20	$0.22	$0.25	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(0.31)		1.25	1.92	(5.50)	1.22
Total from investment operations	$1.01		$(0.07)		$1.45	$2.14	$(5.25)	$1.49
Less distributions declared to shareholders
From net investment income	$—		$(0.23)		$(0.18)	$(0.20)	$(0.30)	$(0.30)
From net realized gain on investments	—		(0.97)		—	—	(2.53)	(1.11)
Total distributions declared to shareholders	$—		$(1.20)		$(0.18)	$(0.20)	$(2.83)	$(1.41)
Net asset value, end of period (x)	$13.65		$12.64		$13.91	$12.64	$10.70	$18.78
Total return (%) (k)(r)(s)(x)	7.99	(n)	(0.00	)(w)	11.51	20.49	(32.64)	7.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82		0.84	0.85	0.84	0.83
Expenses after expense reductions (f)	0.80	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.92	(a)	1.81		1.59	1.98	1.75	1.40
Portfolio turnover	9	(n)	22		34	27	44	25
Net assets at end of period (000 omitted)	$301,675		$307,523		$298,799	$268,001	$146,011	$267,967

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.52		$13.79		$12.54	$10.61	$18.66	$18.59
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21		$0.17	$0.19	$0.22	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(0.31)		1.23	1.91	(5.48)	1.22
Total from investment operations	$0.99		$(0.10)		$1.40	$2.10	$(5.26)	$1.44
Less distributions declared to shareholders
From net investment income	$—		$(0.20)		$(0.15)	$(0.17)	$(0.26)	$(0.26)
From net realized gain on investments	—		(0.97)		—	—	(2.53)	(1.11)
Total distributions declared to shareholders	$—		$(1.17)		$(0.15)	$(0.17)	$(2.79)	$(1.37)
Net asset value, end of period (x)	$13.51		$12.52		$13.79	$12.54	$10.61	$18.66
Total return (%) (k)(r)(s)(x)	7.91	(n)	(0.29)		11.22	20.30	(32.87)	7.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07		1.09	1.10	1.09	1.08
Expenses after expense reductions (f)	1.05	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.67	(a)	1.54		1.33	1.73	1.62	1.16
Portfolio turnover	9	(n)	22		34	27	44	25
Net assets at end of period (000 omitted)	$200,108		$203,924		$232,425	$228,388	$165,519	$141,584

See Notes to Financial Statements

9

MFS Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$461,593,841	$—	$—	$461,593,841
United Kingdom	8,970,840	8,424,884	—	17,395,724
Switzerland	—	8,674,468	—	8,674,468
France	5,096,381	—	—	5,096,381
Canada	3,263,818	—	—	3,263,818
Netherlands	1,088,561	—	—	1,088,561
Mutual Funds	3,741,188	—	—	3,741,188
Total Investments	$483,754,629	$17,099,352	$—	$500,853,981

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $8,424,884 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price 3 due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest income” on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$9,458,810
Long-term capital gains	33,776,539
Total distributions	$43,235,349

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$464,986,192
Gross appreciation	66,701,000
Gross depreciation	(30,833,211)
Net unrealized appreciation (depreciation)	$35,867,789

As of 12/31/11
Undistributed ordinary income	12,861,709
Undistributed long-term capital gain	20,306,496
Capital loss carryforwards	(5,220,170)
Other temporary differences	(7,142)
Net unrealized appreciation (depreciation)	12,404,662

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/15	$(4,844,492)
12/31/16	(375,678)
Total	$(5,220,170)

The availability of a portion of the capital loss carryforwards, which were acquired on June 26, 2009 in connection with the MFS Strategic Value Portfolio and on December 4, 2009 in connection with the Mid Cap Value Portfolio mergers, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$4,858,021	$—	$20,263,116
Service Class	—	3,049,317	—	15,064,895
Total	$—	$7,907,338	$—	$35,328,011

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,649 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

payments made by the fund in the amount of $1,335, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $43,888,356 and $85,964,411, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	513,684	$6,899,457	4,023,037	$52,098,813
Service Class	210,177	2,812,633	1,151,500	14,661,660
	723,861	$9,712,090	5,174,537	$66,760,473
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,096,923	$25,121,137
Service Class	—	—	1,524,766	18,114,212
	—	$—	3,621,689	$43,235,349
Shares reacquired
Initial Class	(2,744,441)	$(37,606,845)	(3,262,487)	$(45,265,120)
Service Class	(1,680,378)	(22,691,748)	(3,242,419)	(43,097,698)
	(4,424,819)	$(60,298,593)	(6,504,906)	$(88,362,818)
Net change
Initial Class	(2,230,757)	$(30,707,388)	2,857,473	$31,954,830
Service Class	(1,470,201)	(19,879,115)	(566,153)	(10,321,826)
	(3,700,958)	$(50,586,503)	2,291,320	$21,633,004

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,771 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,110,358	45,043,268	(45,412,438)	3,741,188

Underlying Affiliated Fund	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,252	$3,741,188

15

MFS Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.2%
Exxon Mobil Corp.	4.7%
JPMorgan Chase & Co.	2.2%
Danaher Corp.	2.1%
Philip Morris International, Inc.	1.8%
Target Corp.	1.7%
Pfizer, Inc.	1.7%
ACE Ltd.	1.5%
Google, Inc., “A”	1.3%
AT&T, Inc.	1.3%

Equity sectors
Technology	17.3%
Financial Services	16.5%
Health Care	11.0%
Energy	10.2%
Industrial Goods & Services	8.1%
Consumer Staples	7.7%
Retailing	7.1%
Utilities & Communications	6.9%
Leisure	5.5%
Basic Materials	3.2%
Special Products & Services	2.6%
Transportation	2.0%
Autos & Housing	1.4%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.85%	$1,000.00	$1,080.29	$4.40
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
Service Class	Actual	1.10%	$1,000.00	$1,078.76	$5.69
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.6%
Embraer S.A., ADR	8,240	$218,607
Honeywell International, Inc.	17,600	982,784
Lockheed Martin Corp.	4,670	406,664
Precision Castparts Corp.	4,400	723,756
Textron, Inc.	7,610	189,261
United Technologies Corp.	12,380	935,061

		$3,456,133

Apparel Manufacturers – 1.2%
Guess?, Inc.	20,250	$614,993
NIKE, Inc., “B”	6,530	573,203
VF Corp.	2,880	384,336

		$1,572,532

Automotive – 1.0%
Delphi Automotive PLC (a)	35,730	$911,115
General Motors Co. (a)	20,490	404,063

		$1,315,178

Biotechnology – 1.7%
Amgen, Inc.	3,500	$255,640
Celgene Corp. (a)	9,290	596,046
Gilead Sciences, Inc. (a)	16,280	834,838
ViroPharma, Inc. (a)	24,750	586,575

		$2,273,099

Broadcasting – 2.2%
News Corp., “A”	64,180	$1,430,572
Walt Disney Co.	33,260	1,613,110

		$3,043,682

Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	3,162	$536,971
CME Group, Inc.	1,050	281,516
Franklin Resources, Inc.	2,130	236,409
FXCM, Inc. “A”	17,380	204,389
GFI Group, Inc.	61,500	218,940
NASDAQ OMX Group, Inc.	8,059	182,698

		$1,660,923

Business Services – 1.7%
Accenture PLC, “A”	8,920	$536,003
Automatic Data Processing, Inc.	12,050	670,703
FleetCor Technologies, Inc. (a)	21,400	749,856
Global Payments, Inc.	7,840	338,923

		$2,295,485

Cable TV – 1.3%
Comcast Corp., “Special A”	31,970	$1,003,858
Time Warner Cable, Inc.	9,700	796,370

		$1,800,228

Chemicals – 0.5%
Celanese Corp.	18,370	$635,969

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.5%
Autodesk, Inc. (a)	17,910	$626,671
Check Point Software Technologies Ltd. (a)	14,790	733,436
Citrix Systems, Inc. (a)	14,070	1,181,036
Microsoft Corp.	13,090	400,423
Oracle Corp.	50,230	1,491,831
Red Hat, Inc. (a)	7,180	405,526
Salesforce.com, Inc. (a)	3,970	548,892
SolarWinds, Inc. (a)	15,300	666,468

		$6,054,283

Computer Software – Systems – 7.8%
Apple, Inc. (a)(s)	12,050	$7,037,200
EMC Corp. (a)	52,510	1,345,831
Hewlett-Packard Co.	45,220	909,374
International Business Machines Corp.	2,690	526,110
NICE Systems Ltd., ADR (a)	11,490	420,534
ServiceSource International, Inc. (a)	19,220	266,197

		$10,505,246

Construction – 0.4%
Mohawk Industries, Inc. (a)	2,220	$155,023
Stanley Black & Decker, Inc.	6,400	411,904

		$566,927

Consumer Products – 1.9%
Colgate-Palmolive Co.	13,600	$1,415,760
International Flavors & Fragrances, Inc.	9,860	540,328
Newell Rubbermaid, Inc.	31,210	566,149
Nu Skin Enterprises, Inc., “A”	2,180	102,242

		$2,624,479

Consumer Services – 0.9%
DeVry, Inc.	16,470	$510,076
Priceline.com, Inc. (a)	1,020	677,810

		$1,187,886

Containers – 0.8%
Silgan Holdings, Inc.	25,790	$1,100,975

Electrical Equipment – 2.7%
AMETEK, Inc.	8,180	$408,264
Danaher Corp.	53,580	2,790,446
Sensata Technologies Holding B.V. (a)	14,590	390,720

		$3,589,430

Electronics – 2.3%
Altera Corp.	26,480	$896,083
ASML Holding N.V.	12,350	635,037
KLA-Tencor Corp.	4,390	216,208
Linear Technology Corp.	13,570	425,148
Microchip Technology, Inc.	30,040	993,723

		$3,166,199

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.2%
Cabot Oil & Gas Corp.	14,760	$581,544
Concho Resources, Inc. (a)	2,930	249,402
CONSOL Energy, Inc.	3,950	119,448
EOG Resources, Inc.	3,410	307,275
EQT Corp.	10,700	573,841
Noble Energy, Inc.	8,990	762,532
Occidental Petroleum Corp.	7,800	669,006
Peabody Energy Corp.	4,180	102,494
Pioneer Natural Resources Co.	7,110	627,173
SM Energy Co.	4,202	206,360
WPX Energy, Inc. (a)	5,900	95,462

		$4,294,537

Energy – Integrated – 5.4%
Chevron Corp.	8,030	$847,165
Exxon Mobil Corp. (s)	74,956	6,413,985

		$7,261,150

Engineering – Construction – 0.4%
Fluor Corp.	10,640	$524,978

Food & Beverages – 3.3%
Coca-Cola Enterprises, Inc.	13,340	$374,054
General Mills, Inc.	34,980	1,348,129
J.M. Smucker Co.	6,730	508,250
Kraft Foods, Inc., “A”	40,050	1,546,731
Mead Johnson Nutrition Co., “A”	8,770	706,073

		$4,483,237

Food & Drug Stores – 1.0%
CVS Caremark Corp.	23,240	$1,086,005
Kroger Co.	10,800	250,452

		$1,336,457

Gaming & Lodging – 0.6%
Las Vegas Sands Corp.	8,250	$358,793
Royal Caribbean Cruises Ltd.	16,220	422,207

		$781,000

General Merchandise – 1.7%
Target Corp.	40,430	$2,352,622

Health Maintenance Organizations – 0.7%
Aetna, Inc.	22,070	$855,654
UnitedHealth Group, Inc.	1,280	74,880

		$930,534

Insurance – 3.5%
ACE Ltd.	27,730	$2,055,625
Aflac, Inc.	2,450	104,344
American International Group, Inc. (a)	2,380	76,374
Aon PLC	9,570	447,685
Chubb Corp.	6,190	450,756
Everest Re Group Ltd.	8,410	870,351
MetLife, Inc.	11,510	355,084
Prudential Financial, Inc.	7,520	364,194

		$4,724,413

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.8%
eBay, Inc. (a)	15,230	$639,812
Google, Inc., “A” (a)	3,080	1,786,616

		$2,426,428

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	13,010	$155,990
Brunswick Corp.	6,380	141,764

		$297,754

Machinery & Tools – 2.2%
Allison Transmission Holdings, Inc.	8,670	$152,245
Eaton Corp.	13,390	530,646
Gardner Denver, Inc.	5,010	265,079
Joy Global, Inc.	10,660	604,742
Kennametal, Inc.	17,470	579,131
Polypore International, Inc. (a)	7,350	296,865
Roper Industries, Inc.	5,740	565,849

		$2,994,557

Major Banks – 4.7%
Goldman Sachs Group, Inc.	10,330	$990,234
JPMorgan Chase & Co. (s)	82,080	2,932,718
PNC Financial Services Group, Inc.	23,350	1,426,919
State Street Corp.	21,840	974,938

		$6,324,809

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	10,930	$430,096
Cerner Corp. (a)	2,270	187,638
Express Scripts Holding Co. (a)	12,750	711,833
Henry Schein, Inc. (a)	2,930	229,976
Quest Diagnostics, Inc.	2,260	135,374

		$1,694,917

Medical Equipment – 2.3%
Cooper Cos., Inc.	8,490	$677,162
Covidien PLC	19,210	1,027,735
Sirona Dental Systems, Inc. (a)	3,570	160,686
St. Jude Medical, Inc.	20,130	803,388
Thermo Fisher Scientific, Inc.	8,420	437,082

		$3,106,053

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	6,510	$320,878
Teck Resources Ltd., “B”	10,771	333,572

		$654,450

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	23,130	$672,158

Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc.	4,988	$160,713

Network & Telecom – 0.9%
Acme Packet, Inc. (a)	2,360	$44,014
F5 Networks, Inc. (a)	3,230	321,579
Finisar Corp. (a)	21,590	322,986
Fortinet, Inc. (a)	18,690	433,982

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – continued
Juniper Networks, Inc. (a)	9,710	$158,370

		$1,280,931

Oil Services – 1.6%
Cameron International Corp. (a)	14,330	$612,034
Dresser-Rand Group, Inc. (a)	9,280	413,331
FMC Technologies, Inc. (a)	6,470	253,818
Lufkin Industries, Inc.	1,850	100,492
Schlumberger Ltd.	10,100	655,591
Transocean, Inc.	4,240	189,655

		$2,224,921

Other Banks & Diversified Financials – 3.7%
American Express Co.	5,100	$296,871
CapitalSource, Inc.	54,290	364,829
CIT Group, Inc. (a)	27,660	985,802
EuroDekania Ltd. (a)(z)	100,530	212,223
Fifth Third Bancorp	61,250	820,750
First Republic Bank (a)	9,690	325,584
Visa, Inc., “A”	11,740	1,451,416
Western Union Co.	30,210	508,736

		$4,966,211

Pharmaceuticals – 5.0%
Abbott Laboratories	23,020	$1,484,099
Auxilium Pharmaceuticals, Inc. (a)	1,680	45,175
Johnson & Johnson	16,690	1,127,576
Merck & Co., Inc.	36,500	1,523,875
Pfizer, Inc.	97,362	2,239,326
Teva Pharmaceutical Industries Ltd., ADR	7,710	304,082

		$6,724,133

Pollution Control – 0.2%
Waste Connections, Inc.	7,740	$231,581

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	10,430	$391,959

Printing & Publishing – 0.4%
Moody’s Corp.	13,710	$501,101

Railroad & Shipping – 0.8%
Union Pacific Corp.	9,570	$1,141,797

Real Estate – 3.4%
Atrium European Real Estate Ltd.	56,750	$266,584
BioMed Realty Trust, Inc., REIT	48,220	900,750
Mid-America Apartment Communities, Inc., REIT	16,470	1,123,913
Public Storage, Inc., REIT	7,740	1,117,733
Tanger Factory Outlet Centers, Inc., REIT	35,380	1,133,929

		$4,542,909

Restaurants – 0.8%
YUM! Brands, Inc.	17,830	$1,148,609

Specialty Chemicals – 1.1%
Airgas, Inc.	7,450	$625,875
Albemarle Corp.	6,760	403,166
Chemtura Corp. (a)	20,320	294,640

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Ferro Corp. (a)	27,470	$131,856

		$1,455,537

Specialty Stores – 3.2%
American Eagle Outfitters, Inc.	29,810	$588,151
Children’s Place Retail Store, Inc. (a)	10,310	513,747
Gap, Inc.	16,410	448,978
PetSmart, Inc.	16,760	1,142,697
rue21, Inc. (a)	17,060	430,594
Tiffany & Co.	8,900	471,255
Urban Outfitters, Inc. (a)	25,020	690,302

		$4,285,724

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	8,510	$594,934
SBA Communications Corp. (a)	6,180	352,569

		$947,503

Telephone Services – 2.4%
AT&T, Inc.	48,470	$1,728,440
CenturyLink, Inc.	8,148	321,764
Verizon Communications, Inc.	27,900	1,239,876

		$3,290,080

Tobacco – 2.5%
Lorillard, Inc.	7,940	$1,047,683
Philip Morris International, Inc.	27,300	2,382,198

		$3,429,881

Trucking – 1.2%
Expeditors International of Washington, Inc.	22,060	$854,825
Swift Transportation Co. (a)	83,140	785,673

		$1,640,498

Utilities – Electric Power – 2.6%
AES Corp. (a)	33,160	$425,443
American Electric Power Co., Inc.	12,190	486,381
Calpine Corp. (a)	28,670	473,342
CMS Energy Corp.	26,680	626,980
Edison International	9,770	451,374
Great Plains Energy, Inc.	25,590	547,882
PG&E Corp.	10,270	464,923

		$3,476,325

Total Common Stocks (Identified Cost, $122,861,131)		$133,549,121

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	8,010	$423,729
PPL Corp., 8.75%	7,350	393,005

Total Convertible Preferred Stocks (Identified Cost, $780,978)		$816,734

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $14,373) (a)	$40	2/15/17	7,545	$16,297

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	894,491	$894,491

Total Investments (Identified Cost, $124,550,973)		$135,276,643

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(205,928)

Net Assets – 100.0%		$135,070,715

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At June 30, 2012, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$212,223
% of Net Assets			0.2%

At June 30, 2012, the fund had liquid securities with an aggregate value of $558,561 to cover any commitments for securities sold short and/or certain derivative transactions.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $123,656,482)	$134,382,152
Underlying affiliated funds, at cost and value	894,491
Total investments, at value (identified cost, $124,550,973)	$135,276,643
Foreign currency, at value (identified cost, $9,577)	9,413
Receivables for
Investments sold	324,660
Interest and dividends	151,637
Other assets	1,102
Total assets		$135,763,455
Liabilities
Payables for
Investments purchased	$518,350
Fund shares reacquired	128,192
Payable to affiliates
Investment adviser	8,351
Distribution and/or service fees	768
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	37,064
Total liabilities		$692,740
Net assets		$135,070,715
Net assets consist of
Paid-in capital	$147,718,480
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,725,511
Accumulated net realized gain (loss) on investments and foreign currency	(24,966,646)
Undistributed net investment income	1,593,370
Net assets		$135,070,715
Shares of beneficial interest outstanding		8,987,971

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$96,707,101	6,419,012	$15.07
Service Class	38,363,614	2,568,959	14.93

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$1,259,917
Interest	115
Dividends from underlying affiliated funds	807
Foreign taxes withheld	(3,840)
Total investment income		$1,256,999
Expenses
Management fee	$520,603
Distribution and/or service fees	49,087
Administrative services fee	15,370
Independent Trustees’ compensation	3,424
Custodian fee	11,411
Shareholder communications	6,366
Audit and tax fees	23,855
Legal fees	1,183
Interest expense on securities sold short	50
Miscellaneous	7,569
Total expenses		$638,918
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(357)
Net expenses		$638,560
Net investment income		$618,439
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$5,068,284
Written options	13,882
Securities sold short	(14,802)
Foreign currency	181
Net realized gain (loss) on investments and foreign currency		$5,067,545
Change in unrealized appreciation (depreciation)
Investments	$5,044,763
Written options	(2,590)
Translation of assets and liabilities in foreign currencies	(206)
Net unrealized gain (loss) on investments and foreign currency translation		$5,041,967
Net realized and unrealized gain (loss) on investments and foreign currency		$10,109,512
Change in net assets from operations		$10,727,951

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$618,439		$977,380
Net realized gain (loss) on investments and foreign currency	5,067,545		7,098,901
Net unrealized gain (loss) on investments and foreign currency translation	5,041,967		(9,380,672)
Change in net assets from operations	$10,727,951		$(1,304,391)
Distributions declared to shareholders
From net investment income	$—		$(1,287,609)
Change in net assets from fund share transactions	$(9,369,195)		$(11,636,008)
Total change in net assets	$1,358,756		$(14,228,008)
Net assets
At beginning of period	133,711,959		147,939,967
At end of period (including undistributed net investment income of $1,593,370 and $974,931, respectively)	$135,070,715		$133,711,959

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.95		$14.23	$12.27	$9.43	$16.52	$17.13
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.12	$0.13	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(0.25)	1.98	2.89	(6.11)	1.41
Total from investment operations	$1.12		$(0.14)	$2.10	$3.02	$(5.95)	$1.52
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.14)	$(0.18)	$(0.09)	$(0.09)
From net realized gain on investments	—		—	—	—	(1.05)	(2.04)
Total distributions declared to shareholders	$—		$(0.14)	$(0.14)	$(0.18)	$(1.14)	$(2.13)
Net asset value, end of period (x)	$15.07		$13.95	$14.23	$12.27	$9.43	$16.52
Total return (%) (k)(r)(s)(x)	8.03	(n)	(0.94)	17.22	32.74	(38.63)	8.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.88	0.90	0.89	0.88	0.86
Expenses after expense reductions (f)	0.85	(a)	0.87	0.86	0.85	0.85	N/A
Net investment income	0.96	(a)	0.75	0.98	1.28	1.22	0.65
Portfolio turnover	36	(n)	65	69	91	109	156
Net assets at end of period (000 omitted)	$96,707		$96,375	$112,121	$109,322	$97,648	$212,063
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	0.87	0.85	0.85	N/A	N/A

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.84		$14.13	$12.19	$9.36	$16.42	$17.05
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.09	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(0.25)	1.97	2.88	(6.08)	1.39
Total from investment operations	$1.09		$(0.18)	$2.06	$2.98	$(5.95)	$1.46
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.15)	$(0.06)	$(0.05)
From net realized gain on investments	—		—	—	—	(1.05)	(2.04)
Total distributions declared to shareholders	$—		$(0.11)	$(0.12)	$(0.15)	$(1.11)	$(2.09)
Net asset value, end of period (x)	$14.93		$13.84	$14.13	$12.19	$9.36	$16.42
Total return (%) (k)(r)(s)(x)	7.88	(n)	(1.25)	16.95	32.44	(38.79)	8.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.13	1.15	1.14	1.13	1.11
Expenses after expense reductions (f)	1.10	(a)	1.12	1.11	1.10	1.10	N/A
Net investment income	0.71	(a)	0.51	0.73	1.02	1.00	0.41
Portfolio turnover	36	(n)	65	69	91	109	156
Net assets at end of period (000 omitted)	$38,364		$37,337	$35,819	$33,583	$21,684	$34,932
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.10	(a)	1.12	1.10	1.10	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$130,866,118	$—	$—	$130,866,118
Israel	1,458,052	—	—	1,458,052
Canada	725,531	—	—	725,531
Netherlands	635,037	—	—	635,037
Austria	—	266,584	—	266,584
Brazil	218,607	—	—	218,607
United Kingdom	—	—	212,223	212,223
Mutual Funds	894,491	—	—	894,491
Total Investments	$134,797,836	$266,584	$212,223	$135,276,643

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$252,783
Change in unrealized appreciation (depreciation)	(40,560)
Balance as of 6/30/12	$212,223

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(40,560).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At June 30, 2012, the fund did not have any outstanding derivative instruments.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(9,401)	$13,882

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Written Options
Equity	$(2,590)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	36	$3,850
Options written	73	11,755
Options closed	(10)	(7,958)
Options expired	(99)	(7,647)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2012, this expense amounted to $50. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2012, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$1,287,609

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$124,660,245
Gross appreciation	18,896,859
Gross depreciation	(8,280,461)
Net unrealized appreciation (depreciation)	$10,616,398

As of 12/31/11
Undistributed ordinary income	974,931
Capital loss carryforwards	(29,892,035)
Other temporary differences	(30,247)
Net unrealized appreciation (depreciation)	5,571,635

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Pre-enactment losses:
12/31/16	$(13,521,109)
12/31/17	(16,370,926)
Total	$(29,892,035)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$1,006,030
Service Class	—	281,579
Total	$—	$1,287,609

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0221% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $712 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $357, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $49,493,993 and $57,555,259, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	17,164	$263,001	84,615	$1,181,327
Service Class	214,081	3,181,715	634,165	8,900,700
	231,245	$3,444,716	718,780	$10,082,027
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	75,471	$1,006,030
Service Class	—	—	21,267	281,579
	—	$—	96,738	$1,287,609
Shares reacquired
Initial Class	(509,054)	$(7,658,370)	(1,125,770)	$(16,146,864)
Service Class	(342,841)	(5,155,541)	(492,675)	(6,858,780)
	(851,895)	$(12,813,911)	(1,618,445)	$(23,005,644)
Net change
Initial Class	(491,890)	$(7,395,369)	(965,684)	$(13,959,507)
Service Class	(128,760)	(1,973,826)	162,757	2,323,499
	(620,650)	$(9,369,195)	(802,927)	$(11,636,008)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $473 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	757,029	16,496,998	(16,359,536)	894,491

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$807	$894,491

19

MFS Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	50.3%
U.S. Treasury Securities	31.8%
U.S. Government Agencies	8.6%
Municipal Bonds	2.5%
Commercial Mortgage-Backed Securities	1.7%
High Grade Corporates	1.3%

Composition including fixed income credit quality (a)(i)
AAA	2.3%
AA	2.3%
A	0.5%
BBB	0.4%
U.S. Government	31.8%
Federal Agencies	58.9%
Cash & Other	3.8%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	5.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.60%	$1,000.00	$1,016.04	$3.01
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
Service Class	Actual	0.85%	$1,000.00	$1,014.68	$4.26
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.6%
Agency – Other – 5.4%
Financing Corp., 9.4%, 2018	$6,495,000	$9,289,688
Financing Corp., 9.8%, 2018	7,760,000	11,299,352
Financing Corp., 10.35%, 2018	3,915,000	5,911,552
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,402,552

		$35,903,144

Asset-Backed & Securitized – 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,065,935
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,348,434
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	2,223,578	2,362,038
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	2,275,833	2,498,419

		$11,274,826

Local Authorities – 1.3%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,225,000	$2,556,503
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	3,081,825
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	391,456
State of California (Build America Bonds), 7.625%, 2040	435,000	562,385
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,650,597

		$8,242,766

Mortgage-Backed – 50.1%
Fannie Mae, 4.722%, 2012	$318,333	$318,221
Fannie Mae, 4.325%, 2013	340,103	344,900
Fannie Mae, 4.501%, 2013	580,064	585,492
Fannie Mae, 4.553%, 2013	1,323,955	1,340,279
Fannie Mae, 4.845%, 2013	1,826,806	1,861,232
Fannie Mae, 5%, 2013 - 2041	27,267,910	29,576,649
Fannie Mae, 5.06%, 2013	903,728	938,840
Fannie Mae, 5.156%, 2013	2,114,460	2,186,167
Fannie Mae, 5.357%, 2013	1,397,949	1,397,445
Fannie Mae, 4.561%, 2014	925,565	972,000
Fannie Mae, 4.6%, 2014	890,351	929,818
Fannie Mae, 4.606%, 2014	3,207,697	3,350,907
Fannie Mae, 4.77%, 2014	760,381	804,205
Fannie Mae, 4.82%, 2014 - 2015	913,951	986,436
Fannie Mae, 4.842%, 2014	5,152,452	5,457,612
Fannie Mae, 4.858%, 2014	2,985,004	3,071,658
Fannie Mae, 4.88%, 2014 - 2020	839,835	922,305
Fannie Mae, 5.1%, 2014 - 2019	1,226,749	1,323,059
Fannie Mae, 4.56%, 2015	1,154,250	1,235,597

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.62%, 2015	$1,570,905	$1,680,416
Fannie Mae, 4.665%, 2015	780,651	839,179
Fannie Mae, 4.69%, 2015	556,386	597,141
Fannie Mae, 4.7%, 2015	1,010,315	1,086,765
Fannie Mae, 4.74%, 2015	733,120	791,638
Fannie Mae, 4.78%, 2015	887,648	963,389
Fannie Mae, 4.79%, 2015	1,018,349	1,107,215
Fannie Mae, 4.81%, 2015	1,008,216	1,094,713
Fannie Mae, 4.815%, 2015	914,299	988,951
Fannie Mae, 4.85%, 2015	559,207	601,602
Fannie Mae, 4.856%, 2015	303,041	328,452
Fannie Mae, 4.87%, 2015	588,429	637,103
Fannie Mae, 4.89%, 2015	745,108	803,690
Fannie Mae, 4.894%, 2015	1,570,813	1,716,507
Fannie Mae, 4.997%, 2015	155,840	172,350
Fannie Mae, 5.466%, 2015	3,157,213	3,496,666
Fannie Mae, 5.152%, 2016	1,790,145	1,997,488
Fannie Mae, 5.35%, 2016	52,753	59,047
Fannie Mae, 5.423%, 2016	1,804,509	2,039,373
Fannie Mae, 5.724%, 2016	1,639,825	1,868,458
Fannie Mae, 6.5%, 2016 - 2037	4,203,133	4,776,731
Fannie Mae, 4.99%, 2017	3,326,340	3,581,096
Fannie Mae, 5.5%, 2017 - 2038	46,761,330	51,241,567
Fannie Mae, 6%, 2017 - 2037	7,786,755	8,603,437
Fannie Mae, 3.8%, 2018	647,225	708,598
Fannie Mae, 3.99%, 2018	600,000	663,544
Fannie Mae, 4%, 2018	689,265	760,880
Fannie Mae, 4.19%, 2018	394,112	438,352
Fannie Mae, 5.16%, 2018	1,386,392	1,540,766
Fannie Mae, 5.68%, 2018	504,867	577,715
Fannie Mae, 4.5%, 2019 - 2041	17,793,475	19,254,188
Fannie Mae, 4.67%, 2019	525,000	598,795
Fannie Mae, 4.83%, 2019	386,429	442,093
Fannie Mae, 4.876%, 2019	2,570,319	2,955,008
Fannie Mae, 5.05%, 2019	323,778	371,747
Fannie Mae, 5.6%, 2019	609,225	687,620
Fannie Mae, 3.87%, 2020	753,115	830,656
Fannie Mae, 4.14%, 2020	463,897	518,531
Fannie Mae, 7.5%, 2022 - 2031	556,442	678,401
Fannie Mae, 4.5%, 2025	807,932	866,559
Fannie Mae, 3%, 2027	1,588,744	1,667,342
Fannie Mae, 3.5%, 2042	4,253,899	4,494,533
Fannie Mae, TBA, 3%, 2018	2,622,000	2,742,038
Freddie Mac, 1.655%, 2016	2,969,038	3,025,334
Freddie Mac, 5%, 2016 - 2040	9,819,994	10,545,213
Freddie Mac, 3.882%, 2017	2,158,000	2,392,952
Freddie Mac, 3.154%, 2018	2,151,000	2,315,139
Freddie Mac, 4.186%, 2019	814,000	918,131
Freddie Mac, 5.085%, 2019	3,191,000	3,741,939
Freddie Mac, 6%, 2019 - 2038	16,592,871	18,484,281
Freddie Mac, 3.32%, 2020	962,297	1,040,778
Freddie Mac, 4.224%, 2020	1,911,350	2,168,683

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.251%, 2020	$1,449,000	$1,645,382
Freddie Mac, 4.5%, 2022 - 2040	5,861,872	6,258,088
Freddie Mac, 5.5%, 2022 - 2036	9,891,364	10,871,869
Freddie Mac, 4%, 2025	3,153,507	3,334,544
Freddie Mac, 6.5%, 2032 - 2037	2,599,293	2,950,310
Freddie Mac, 3.5%, 2041 - 2042	5,037,289	5,312,995
Freddie Mac, TBA, 3%, 2018	7,790,000	8,119,238
Freddie Mac, TBA, 3.5%, 2033	8,820,000	9,198,984
Ginnie Mae, 5.5%, 2033 - 2042	7,922,518	8,829,597
Ginnie Mae, 4.5%, 2039 - 2041	14,074,752	15,523,240
Ginnie Mae, 3.5%, 2041 - 2042	3,643,578	3,904,105
Ginnie Mae, 5.612%, 2058	4,442,491	4,730,978
Ginnie Mae, 6.357%, 2058	2,274,304	2,437,681
Ginnie Mae, TBA, 3.5%, 2040	12,500,000	13,302,577

		$330,525,200

Municipals – 2.5%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$1,045,000	$1,310,545
Garland, TX, Independent School District, N, 5%, 2022	2,060,000	2,541,092
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	1,970,000	2,468,252
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2022	655,000	838,190
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 4%, 2022	2,765,000	3,188,100
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	1,365,000	1,759,949
Seattle, WA, General Obligation, 5%, 2021	1,155,000	1,458,638
University of Texas, Financing Systems, “B”, 5.375%, 2023	2,060,000	2,692,070

		$16,256,836

U.S. Government Agencies and Equivalents – 3.0%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,540,491
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	516,000	515,644
Freddie Mac, 2.375%, 2022	3,990,000	4,094,754
Small Business Administration, 6.35%, 2021	673,559	752,534
Small Business Administration, 6.34%, 2021	552,274	618,006
Small Business Administration, 6.44%, 2021	964,659	1,083,069
Small Business Administration, 6.625%, 2021	1,268,081	1,418,836
Small Business Administration, 6.07%, 2022	832,524	927,855
Small Business Administration, 4.98%, 2023	972,431	1,081,227

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.77%, 2024	$1,764,474	$1,956,211
Small Business Administration, 5.52%,2024	1,081,904	1,222,132
Small Business Administration, 4.99%, 2024	140,383	156,510
Small Business Administration, 5.11%, 2025	1,376,636	1,538,448
U.S. Department of Housing & Urban Development, 6.36%, 2016	499,000	499,856
U.S. Department of Housing & Urban Development, 6.59%, 2016	239,000	239,328

		$19,644,901

U.S. Treasury Obligations – 31.6%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$24,914
U.S. Treasury Bonds, 7.5%, 2016	218,000	281,969
U.S. Treasury Bonds, 7.875%, 2021	177,000	270,755
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	4,199,178
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,956,567
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,920,432
U.S. Treasury Bonds, 6.375%, 2027	326,000	502,091
U.S. Treasury Bonds, 5.25%, 2029	2,058,000	2,903,066
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,646,671
U.S. Treasury Bonds, 5%, 2037	488,000	704,245
U.S. Treasury Bonds, 4.375%, 2038	1,501,000	1,991,639
U.S. Treasury Bonds, 4.5%, 2039	21,070,500	28,590,035
U.S. Treasury Notes, 1.375%, 2013	57,000	57,363
U.S. Treasury Notes, 1.375%, 2013	648,000	653,341
U.S. Treasury Notes, 4%, 2014	211,000	223,520
U.S. Treasury Notes, 1.875%, 2014	59,663,000	61,194,191
U.S. Treasury Notes, 1.875%, 2014	12,853,000	13,214,491
U.S. Treasury Notes, 4%, 2015	6,718,000	7,347,289
U.S. Treasury Notes, 2.125%, 2015	34,052,000	35,722,659
U.S. Treasury Notes, 2.625%, 2016	201,000	216,703
U.S. Treasury Notes, 0.875%, 2016	12,000,000	12,107,808
U.S. Treasury Notes, 2.625%, 2018	9,719,000	10,665,844
U.S. Treasury Notes, 2.75%, 2019	5,047,400	5,601,433
U.S. Treasury Notes, 3.125%, 2019	1,637,000	1,860,552
U.S. Treasury Notes, 3.5%, 2020	4,084,000	4,771,901
U.S. Treasury Notes, 2.625%, 2020	3,987,000	4,387,881
U.S. Treasury Notes, 3.125%, 2021	1,901,000	2,164,171

		$208,180,709

Total Bonds (Identified Cost, $586,468,389)		$630,028,382

MONEY MARKET FUNDS – 5.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	35,671,164	$35,671,164

Total Investments (Identified Cost, $622,139,553)		$665,699,546

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(6,565,453)

Net Assets – 100.0%		$659,134,093

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $515,644, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $586,468,389)	$630,028,382
Underlying affiliated funds, at cost and value	35,671,164
Total investments, at value (identified cost, $622,139,553)	$665,699,546
Receivables for
Investments sold	25,178,675
Fund shares sold	71
Interest	3,763,902
Other assets	3,909
Total assets		$694,646,103
Liabilities
Payables for
Investments purchased	$33,264,278
Fund shares reacquired	2,140,143
Payable to affiliates
Investment adviser	30,657
Distribution and/or service fees	8,342
Payable for independent Trustees’ compensation	65
Accrued expenses and other liabilities	68,525
Total liabilities		$35,512,010
Net assets		$659,134,093
Net assets consist of
Paid-in capital	$580,651,103
Unrealized appreciation (depreciation) on investments	43,559,993
Accumulated net realized gain (loss) on investments	7,039,049
Undistributed net investment income	27,883,948
Net assets		$659,134,093
Shares of beneficial interest outstanding		47,545,231

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$253,425,871	18,182,633	$13.94
Service Class	405,708,222	29,362,598	13.82

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$10,610,281
Dividends from underlying affiliated funds	12,393
Total investment income		$10,622,674
Expenses
Management fee	$1,856,008
Distribution and/or service fees	521,758
Administrative services fee	55,431
Independent Trustees’ compensation	13,178
Custodian fee	36,799
Shareholder communications	12,966
Audit and tax fees	25,491
Legal fees	5,806
Miscellaneous	18,771
Total expenses		$2,546,208
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(1,740)
Net expenses		$2,544,457
Net investment income		$8,078,217
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$6,948,289
Futures contracts	111,122
Net realized gain (loss) on investments		$7,059,411
Change in unrealized appreciation (depreciation) on investments		$(5,120,001)
Net realized and unrealized gain (loss) on investments		$1,939,410
Change in net assets from operations		$10,017,627

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$8,078,217	$17,572,400
Net realized gain (loss) on investments	7,059,411	7,435,824
Net unrealized gain (loss) on investments	(5,120,001)	20,361,037
Change in net assets from operations	$10,017,627	$45,369,261
Distributions declared to shareholders
From net investment income	$—	$(23,218,426)
From net realized gain on investments	—	(228,585)
Total distributions declared to shareholders	$—	$(23,447,011)
Change in net assets from fund share transactions	$(35,376,165)	$(6,053,896)
Total change in net assets	$(25,358,538)	$15,868,354
Net assets
At beginning of period	684,492,631	668,624,277
At end of period (including undistributed net investment income of $27,883,948 and $19,805,731, respectively)	$659,134,093	$684,492,631

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.72		$13.27		$13.14	$13.23	$12.89	$12.65
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.39		$0.45	$0.50	$0.55	$0.56
Net realized and unrealized gain (loss) on investments	0.05		0.58		0.16	0.08	0.51	0.31
Total from investment operations	$0.22		$0.97		$0.61	$0.58	$1.06	$0.87
Less distributions declared to shareholders
From net investment income	$—		$(0.52)		$(0.48)	$(0.67)	$(0.72)	$(0.63)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.52)		$(0.48)	$(0.67)	$(0.72)	$(0.63)
Net asset value, end of period (x)	$13.94		$13.72		$13.27	$13.14	$13.23	$12.89
Total return (%) (k)(r)(s)(x)	1.60	(n)	7.40		4.75	4.49	8.55	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63		0.64	0.64	0.65	0.63
Expenses after expense reductions (f)	0.60	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	2.55	(a)	2.88		3.39	3.85	4.31	4.48
Portfolio turnover	29	(n)	29		36	36	52	39
Net assets at end of period (000 omitted)	$253,426		$264,328		$227,694	$250,133	$266,170	$299,871

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.62		$13.18		$13.06	$13.15	$12.81	$12.58
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35		$0.41	$0.46	$0.52	$0.53
Net realized and unrealized gain (loss) on investments	0.04		0.57		0.17	0.08	0.50	0.31
Total from investment operations	$0.20		$0.92		$0.58	$0.54	$1.02	$0.84
Less distributions declared to shareholders
From net investment income	$—		$(0.48)		$(0.46)	$(0.63)	$(0.68)	$(0.61)
From net realized gain on investments	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.48)		$(0.46)	$(0.63)	$(0.68)	$(0.61)
Net asset value, end of period (x)	$13.82		$13.62		$13.18	$13.06	$13.15	$12.81
Total return (%) (k)(r)(s)(x)	1.47	(n)	7.11		4.49	4.23	8.29	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.88		0.89	0.89	0.90	0.88
Expenses after expense reductions (f)	0.85	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	2.30	(a)	2.64		3.13	3.54	4.06	4.23
Portfolio turnover	29	(n)	29		36	36	52	39
Net assets at end of period (000 omitted)	$405,708		$420,164		$440,930	$417,263	$271,052	$320,695

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$263,728,754	$—	$263,728,754
Municipal Bonds	—	16,256,836	—	16,256,836
Corporate Bonds	—	8,242,766	—	8,242,766
Residential Mortgage-Backed Securities	—	330,525,200	—	330,525,200
Commercial Mortgage-Backed Securities	—	11,274,826	—	11,274,826
Mutual Funds	35,671,164	—	—	35,671,164
Total Investments	$35,671,164	$630,028,382	$—	$665,699,546

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At June 30, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$111,122

There is no unrealized gain (loss) from derivative transactions during the period.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations.

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$22,218,426
Long-term capital gains	228,585
Total distributions	$22,447,011

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$628,568,675
Gross appreciation	38,257,483
Gross depreciation	(1,126,612)
Net unrealized appreciation (depreciation)	$37,130,871

As of 12/31/11
Undistributed ordinary income	23,921,103
Undistributed long-term capital gain	1,793,816
Other temporary differences	(69,733)
Net unrealized appreciation (depreciation)	42,820,177

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$7,932,135	$—	$74,653
Service Class	—	15,286,291	—	153,932
Total	$—	$23,218,426	$—	$228,585

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,448 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,740, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$232,668,987	$164,600,882
Investments (non-U.S. Government securities)	$16,336,669	$9,373,084

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	613,307	$8,460,619	1,368,448	$18,583,787
Service Class	2,058,357	28,027,910	3,457,872	46,547,288
	2,671,664	$36,488,529	4,826,320	$65,131,075
Shares issued in connection with acquisition of Government Securities Variable Account
Initial Class	—	$—	3,911,252	$53,310,360
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	593,095	$8,006,788
Service Class	—	—	1,151,396	15,440,223
	—	$—	1,744,491	$23,447,011
Shares reacquired
Initial Class	(1,689,735)	$(23,335,188)	(3,767,855)	$(50,830,241)
Service Class	(3,538,568)	(48,529,506)	(7,224,647)	(97,112,101)
	(5,228,303)	$(71,864,694)	(10,992,502)	$(147,942,342)

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,076,428)	$(14,874,569)	2,104,940	$29,070,694
Service Class	(1,480,211)	(20,501,596)	(2,615,379)	(35,124,590)
	(2,556,639)	$(35,376,165)	(510,439)	$(6,053,896)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $2,253 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,906,213	154,671,495	(140,906,544)	35,671,164

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,393	$35,671,164

(8)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $622,179,000, acquired all of the investment-related assets and liabilities of Government Securities Variable Account. The acquisition was part of a transaction in which the Government Securities Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the Government Securities Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 3,911,252 shares of the fund (valued at $53,310,360) for all of the investment-related assets and liabilities of Government Securities Variable Account. Government Securities Variable Account’s net assets on that date were $53,310,360, including investments valued at $53,536,440 with a cost basis of $50,354,919. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Government Securities Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

17

MFS Government Securities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2012

MFS® TOTAL RETURN PORTFOLIO

MFS® Variable Insurance Trust II

TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.125%, 2013	2.6%
Philip Morris International, Inc.	2.2%
Fannie Mae, 5.5%, 30 Years	2.0%
JPMorgan Chase & Co.	2.0%
U.S. Treasury Notes, 3.5%, 2020	1.9%
Exxon Mobil Corp.	1.7%
U.S. Treasury Bonds, 4.5%, 2039	1.5%
Pfizer, Inc.	1.5%
Lockheed Martin Corp.	1.5%
Johnson & Johnson	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	1.4%
A	3.6%
BBB	5.3%
BB	0.5%
CC	0.1%
C	0.1%
D (o)	0.0%
U.S. Government	13.7%
Federal Agencies	13.1%
Not Rated (o)	0.0%
Non-Fixed Income	59.3%
Cash & Other	1.4%

Equity sectors
Financial Services	12.7%
Consumer Staples	7.2%
Health Care	7.1%
Industrial Goods & Services	6.6%
Energy	5.9%
Utilities & Communications	3.8%
Leisure	3.7%
Technology	3.4%
Basic Materials	2.9%
Retailing	2.7%
Autos & Housing	1.5%
Transportation	0.9%
Special Products & Services	0.9%

Fixed income sectors (i)
U.S. Treasury Securities	13.7%
Mortgage-Backed Securities	12.7%
High Grade Corporates	8.6%
Commercial Mortgage-Backed Securities	1.8%
Emerging Markets Bonds	0.8%
Non-U.S. Government Bonds	0.7%
U.S. Government Agencies	0.4%
High Yield Corporates	0.3%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

2

MFS Total Return Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.72%	$1,000.00	$1,052.95	$3.68
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
Service Class	Actual	0.97%	$1,000.00	$1,051.64	$4.95
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.1%
Aerospace – 4.3%
Honeywell International, Inc.	224,360	$12,528,261
Huntington Ingalls Industries, Inc. (a)	12,408	499,297
Lockheed Martin Corp.	223,750	19,484,149
Northrop Grumman Corp.	72,340	4,614,568
Precision Castparts Corp.	18,830	3,097,346
United Technologies Corp.	206,000	15,559,179

		$55,782,800

Alcoholic Beverages – 0.9%
Diageo PLC	446,441	$11,480,766

Automotive – 0.9%
Delphi Automotive PLC (a)	138,360	$3,528,180
General Motors Co. (a)	65,160	1,284,955
Johnson Controls, Inc.	229,130	6,349,192

		$11,162,327

Broadcasting – 2.4%
Omnicom Group, Inc.	161,970	$7,871,742
Viacom, Inc., “B”	209,880	9,868,558
Walt Disney Co.	271,330	13,159,505

		$30,899,805

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	41,360	$7,023,755
Franklin Resources, Inc.	49,670	5,512,873

		$12,536,628

Business Services – 0.9%
Accenture PLC, “A”	134,920	$8,107,343
Dun & Bradstreet Corp.	26,770	1,905,221
Fiserv, Inc. (a)	23,990	1,732,558

		$11,745,122

Cable TV – 0.8%
Comcast Corp., “Special A”	306,690	$9,630,066

Chemicals – 2.2%
3M Co.	142,790	$12,793,984
Celanese Corp.	58,860	2,037,733
E.I. du Pont de Nemours & Co.	66,300	3,352,791
PPG Industries, Inc.	100,700	10,686,284

		$28,870,792

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	34,460	$1,708,871
Microsoft Corp.	75,290	2,303,121
Oracle Corp.	430,370	12,781,989

		$16,793,981

Computer Software – Systems – 1.1%
Hewlett-Packard Co.	177,760	$3,574,754
International Business Machines Corp.	53,860	10,533,939

		$14,108,693

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Stanley Black & Decker, Inc.	90,087	$5,797,999

Consumer Products – 0.7%
Procter & Gamble Co.	123,134	$7,541,958
Reckitt Benckiser Group PLC	38,149	2,010,490

		$9,552,448

Electrical Equipment – 1.7%
Danaher Corp.	266,660	$13,887,653
Tyco International Ltd.	140,470	7,423,840

		$21,311,493

Electronics – 0.6%
ASML Holding N.V.	40,107	$2,062,302
Intel Corp.	143,430	3,822,410
Microchip Technology, Inc.	58,980	1,951,058

		$7,835,770

Energy – Independent – 2.6%
Anadarko Petroleum Corp.	61,590	$4,077,258
Apache Corp.	100,830	8,861,949
EOG Resources, Inc.	24,170	2,177,959
EQT Corp.	45,260	2,427,294
Noble Energy, Inc.	61,810	5,242,724
Occidental Petroleum Corp.	124,380	10,668,073

		$33,455,257

Energy – Integrated – 2.9%
Chevron Corp.	142,542	$15,038,181
Exxon Mobil Corp.	258,548	22,123,952
Hess Corp.	6,060	263,307

		$37,425,440

Engineering – Construction – 0.2%
Fluor Corp.	44,400	$2,190,696

Food & Beverages – 2.8%
General Mills, Inc.	228,960	$8,824,118
Groupe Danone	109,584	6,797,325
J.M. Smucker Co.	18,370	1,387,302
Kellogg Co.	36,150	1,783,280
Nestle S.A.	176,533	10,530,444
PepsiCo, Inc.	94,960	6,709,874

		$36,032,343

Food & Drug Stores – 1.2%
CVS Caremark Corp.	184,286	$8,611,685
Kroger Co.	88,860	2,060,663
Walgreen Co.	149,270	4,415,407

		$15,087,755

General Merchandise – 1.2%
Kohl’s Corp.	103,560	$4,710,944
Target Corp.	194,210	11,301,080

		$16,012,024

5

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.1%
Aetna, Inc.	44,750	$1,734,958

Insurance – 3.9%
ACE Ltd.	138,730	$10,284,055
Aon PLC	148,380	6,941,216
Chubb Corp.	41,570	3,027,127
MetLife, Inc.	357,070	11,015,610
Prudential Financial, Inc.	193,190	9,356,192
Travelers Cos., Inc.	145,490	9,288,082

		$49,912,282

Leisure & Toys – 0.4%
Hasbro, Inc.	139,560	$4,726,897

Machinery & Tools – 0.4%
Eaton Corp.	122,940	$4,872,112

Major Banks – 6.4%
Bank of America Corp.	570,710	$4,668,408
Bank of New York Mellon Corp.	559,069	12,271,565
Goldman Sachs Group, Inc.	131,410	12,596,963
JPMorgan Chase & Co.	714,434	25,526,727
PNC Financial Services Group, Inc.	84,880	5,187,017
State Street Corp.	172,490	7,699,954
Wells Fargo & Co.	444,780	14,873,443

		$82,824,077

Medical & Health Technology & Services – 0.4%
AmerisourceBergen Corp.	58,500	$2,301,975
Quest Diagnostics, Inc.	36,650	2,195,335

		$4,497,310

Medical Equipment – 2.1%
Becton, Dickinson & Co.	57,570	$4,303,358
Covidien PLC	85,140	4,554,990
Medtronic, Inc.	111,760	4,328,465
St. Jude Medical, Inc.	151,950	6,064,325
Thermo Fisher Scientific, Inc.	142,940	7,420,015

		$26,671,153

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	20,690	$1,019,810

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	134,690	$3,881,766

Network & Telecom – 0.4%
Cisco Systems, Inc.	293,430	$5,038,193

Oil Services – 0.4%
Schlumberger Ltd.	24,410	$1,584,453
Transocean, Inc.	82,510	3,690,672

		$5,275,125

Other Banks & Diversified Financials – 1.4%
American Express Co.	36,390	$2,118,262
MasterCard, Inc., “A”	4,756	2,045,603
SunTrust Banks, Inc.	89,110	2,159,135
Visa, Inc., “A”	35,380	4,374,029
Western Union Co.	352,160	5,930,374

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Zions Bancorporation	92,440	$1,795,185

		$18,422,588

Pharmaceuticals – 4.5%
Abbott Laboratories	206,330	$13,302,095
Bayer AG	26,363	1,901,000
Johnson & Johnson	257,670	17,408,185
Merck & Co., Inc.	93,280	3,894,440
Pfizer, Inc.	847,638	19,495,674
Roche Holding AG	11,670	2,014,562

		$58,015,956

Printing & Publishing – 0.1%
Moody’s Corp.	46,840	$1,712,002

Railroad & Shipping – 0.3%
Canadian National Railway Co.	30,040	$2,534,775
Union Pacific Corp.	14,740	1,758,629

		$4,293,404

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	90,850	$7,334,321

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	18,190	$1,240,922
Staples, Inc.	242,460	3,164,103

		$4,405,025

Telecommunications – Wireless – 0.9%
Vodafone Group PLC	4,013,791	$11,277,291

Telephone Services – 1.4%
AT&T, Inc.	440,720	$15,716,075
CenturyLink, Inc.	57,758	2,280,863

		$17,996,938

Tobacco – 2.8%
Altria Group, Inc.	69,860	$2,413,663
Lorillard, Inc.	46,790	6,173,941
Philip Morris International, Inc.	320,120	27,933,671

		$36,521,275

Trucking – 0.6%
United Parcel Service, Inc., “B”	96,290	$7,583,800

Utilities – Electric Power – 1.1%
NRG Energy, Inc. (a)	81,480	$1,414,493
PG&E Corp.	94,260	4,267,150
PPL Corp.	153,010	4,255,208
Public Service Enterprise Group, Inc.	148,860	4,837,950

		$14,774,801

Total Common Stocks (Identified Cost, $722,530,342)		$760,503,289

BONDS – 39.0%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$535,000	$793,942

6

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – 2.1%
Anthracite Ltd., “A”, CDO, FRN, 0.695%, 2017 (n)	$771,090	$747,957
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	1,413,916	920,042
BlackRock Capital Finance LP, 7.75%, 2026 (n)	173,291	19,495
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	770,441	776,219
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	3,050,000	3,521,420
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	137,638	152,877
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,034,095	2,181,575
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	799,688	573,213
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,772,000	1,882,993
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,131,871	1,277,475
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	2,664,573	2,830,493
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	777,548	853,595
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.386%, 2041	2,024,903	2,144,731
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,839,069	2,055,548
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.041%, 2050	28,792	29,712
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,824	2,649,023
Morgan Stanley Capital I, Inc., FRN, 1.184%, 2030 (i)(n)	6,822,254	166,668
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	284,839	286,322
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,534,000	927,756
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,286,164	1,204,248
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2017	1,545,000	1,731,369

		$26,932,731

Automotive – 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$770,000	$817,869
Toyota Motor Credit Corp., 3.4%, 2021	1,120,000	1,177,827
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,084,000	1,101,155

		$3,096,851

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,253,000	$1,574,859

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,282,000	$1,326,991
DIRECTV Holdings LLC, 4.6%, 2021	1,610,000	1,712,296
Time Warner Entertainment Co. LP, 8.375%, 2033	1,940,000	2,627,910

		$5,667,197

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$393,000	$397,542
United Technologies Corp., 3.1%, 2022	540,000	565,845

		$963,387

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$862,000	$937,865

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$1,280,000	$1,323,878
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	342,000	356,667
Petrobras International Finance Co., 5.375%, 2021	481,000	518,408
Petrobras International Finance Co., 6.75%, 2041	340,000	398,815
Petroleos Mexicanos, 8%, 2019	918,000	1,165,860
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	803,543	860,795

		$4,624,423

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$103,000	$144,715
Russian Federation, 3.625%, 2015 (z)	2,700,000	2,793,069
United Mexican States, 4.75%, 2044	1,739,000	1,873,773

		$4,811,557

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$534,000	$557,609
Apache Corp., 4.75%, 2043	407,000	452,085
Hess Corp., 8.125%, 2019	350,000	450,514

		$1,460,208

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$371,000	$417,685
BP Capital Markets PLC, 4.742%, 2021	1,061,000	1,214,413
Husky Energy, Inc., 5.9%, 2014	944,000	1,026,225
Husky Energy, Inc., 7.25%, 2019	959,000	1,183,663
Petro-Canada, 6.05%, 2018	1,942,000	2,298,072
Total Capital International S.A., 1.55%, 2017	1,570,000	1,573,677

		$7,713,735

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$183,626

7

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$1,270,000	$1,996,785
Kraft Foods, Inc., 3.5%, 2022 (n)	525,000	538,735
Molson Coors Brewing Co., 5%, 2042	446,000	481,846

		$3,017,366

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,250,000	$1,462,143

Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$9,000	$10,011

Insurance – 0.2%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$690,000	$712,818
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	680,000	729,208
Prudential Financial, Inc., 6.625%, 2040	530,000	604,064

		$2,046,090

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$1,910,000	$1,972,075
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	524,000	513,520

		$2,485,595

International Market Quasi-Sovereign – 0.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$663,000	$691,595
ING Bank N.V., 3.9%, 2014 (n)	1,560,000	1,637,239
Irish Life & Permanent PLC, 3.6%, 2013 (n)(e)	1,900,000	1,841,279
KFW International Finance, Inc., 4.875%, 2019	1,580,000	1,900,460
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	900,000	935,062

		$7,005,635

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,280,000	$1,865,792

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,850,000	$2,091,826

Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.235%, 2014 (n)	$1,310,000	$1,310,490
Bank of America Corp., 7.375%, 2014	590,000	634,506
Bank of America Corp., 5.49%, 2019	829,000	844,252
Bank of America Corp., 7.625%, 2019	840,000	987,740
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	800,000	684,000
Commonwealth Bank of Australia, 5%, 2019 (n)	840,000	922,848
Credit Suisse New York, 5.5%, 2014	1,720,000	1,823,449
Goldman Sachs Group, Inc., 5.625%, 2017	1,547,000	1,622,651

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
HSBC Holdings PLC, 5.1%, 2021	$842,000	$940,051
ING Bank N.V., 3.75%, 2017 (n)	1,048,000	1,043,084
JPMorgan Chase & Co., 6.3%, 2019	1,410,000	1,647,912
JPMorgan Chase Capital XXII, 6.45%, 2087	679,000	679,000
JPMorgan Chase Capital XXVII, 7%, 2039	179,000	179,000
Merrill Lynch & Co., Inc., 6.15%, 2013	1,320,000	1,366,207
Morgan Stanley, 6.625%, 2018	1,790,000	1,871,567
PNC Funding Corp., 5.625%, 2017	1,270,000	1,413,079
Wachovia Corp., 5.25%, 2014	868,000	925,957
Wells Fargo & Co., 2.1%, 2017	1,570,000	1,573,509

		$20,469,302

Medical & Health Technology & Services – 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$1,640,000	$1,668,485
CareFusion Corp., 6.375%, 2019	1,400,000	1,651,150
Hospira, Inc., 6.05%, 2017	1,164,000	1,312,959

		$4,632,594

Metals & Mining – 0.1%
Vale Overseas Ltd., 4.625%, 2020	$337,000	$352,534
Vale Overseas Ltd., 6.875%, 2039	257,000	300,273

		$652,807

Mortgage-Backed – 12.6%
Fannie Mae, 4.01%, 2013	$187,845	$191,764
Fannie Mae, 4.561%, 2014	790,912	830,592
Fannie Mae, 4.842%, 2014	772,306	818,046
Fannie Mae, 4.88%, 2014	292,096	311,559
Fannie Mae, 4.56%, 2015	322,541	345,272
Fannie Mae, 4.7%, 2015	619,825	666,727
Fannie Mae, 4.78%, 2015	446,492	484,591
Fannie Mae, 4.856%, 2015	294,128	318,791
Fannie Mae, 4.894%, 2015	54,525	59,583
Fannie Mae, 4.997%, 2015	129,501	143,221
Fannie Mae, 5.1%, 2015	480,000	508,351
Fannie Mae, 5.09%, 2016	500,000	556,456
Fannie Mae, 5.27%, 2016	534,774	592,580
Fannie Mae, 5.5%, 2016 - 2040	25,643,970	28,142,719
Fannie Mae, 5.662%, 2016	416,210	469,744
Fannie Mae, 5.724%, 2016	305,190	347,741
Fannie Mae, 4.989%, 2017	77,447	83,378
Fannie Mae, 5.05%, 2017	482,895	538,585
Fannie Mae, 6%, 2017 - 2037	14,741,431	16,472,150
Fannie Mae, 2.578%, 2018	843,000	878,944
Fannie Mae, 3.849%, 2018	199,004	219,302
Fannie Mae, 4.5%, 2018 - 2041	4,580,112	4,969,763
Fannie Mae, 5%, 2018 - 2041	14,141,440	15,355,727
Fannie Mae, 5.37%, 2018	600,000	685,194
Fannie Mae, 4.6%, 2019	186,000	213,221
Fannie Mae, 3%, 2027	2,174,378	2,281,948
Fannie Mae, 7.5%, 2030 - 2031	169,037	207,207
Fannie Mae, 6.5%, 2031 - 2037	4,104,937	4,679,351
Fannie Mae, 4%, 2040	530,176	565,160
Fannie Mae, 3.5%, 2041 - 2042	3,211,719	3,393,318
Freddie Mac, 6%, 2016 - 2037	5,699,450	6,331,301

8

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.882%, 2017	$406,817	$451,109
Freddie Mac, 5%, 2017 - 2039	8,786,618	9,520,827
Freddie Mac, 2.303%, 2018	216,058	222,963
Freddie Mac, 2.412%, 2018 (n)	594,000	616,609
Freddie Mac, 3.154%, 2018	156,000	167,904
Freddie Mac, 4.5%, 2018 - 2035	4,577,897	4,895,014
Freddie Mac, 5.085%, 2019	1,523,000	1,785,952
Freddie Mac, 5.5%, 2019 - 2037	6,886,139	7,550,402
Freddie Mac, 3.808%, 2020	1,303,000	1,446,196
Freddie Mac, 6.5%, 2034 - 2038	2,363,249	2,674,075
Freddie Mac, 4%, 2040 - 2041	7,186,359	7,635,856
Freddie Mac, 3.5%, 2042	2,712,632	2,856,451
Ginnie Mae, 4.5%, 2033 - 2041	7,929,780	8,725,779
Ginnie Mae, 5%, 2033 - 2041	6,004,850	6,637,643
Ginnie Mae, 5.5%, 2033 - 2035	2,816,678	3,145,320
Ginnie Mae, 6%, 2033 - 2038	3,015,040	3,409,242
Ginnie Mae, 3.5%, 2041 - 2042	2,347,842	2,514,054
Ginnie Mae, 4%, 2041	3,820,578	4,180,507
Ginnie Mae, TBA, 3.5%, 2042	1,990,000	2,120,904

		$162,219,093

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,042,000	$1,255,896
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	979,107
Kinder Morgan Energy Partners LP, 7.75%, 2032	661,000	823,047
Spectra Energy Capital LLC, 8%, 2019	1,040,000	1,332,299

		$4,390,349

Network & Telecom – 0.2%
AT&T, Inc., 5.55%, 2041	$539,000	$642,465
BellSouth Corp., 6.55%, 2034	1,472,000	1,728,715
Telecom Italia Capital, 5.25%, 2013	812,000	814,030

		$3,185,210

Other Banks & Diversified Financials – 0.7%
American Express Co., 5.5%, 2016	$1,034,000	$1,180,345
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	755,910
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	700,000	653,568
Capital One Financial Corp., 6.15%, 2016	1,670,000	1,867,015
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,612,000	1,622,607
Nordea Bank AB, 4.875%, 2021 (z)	820,000	892,390
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,220,000	1,287,760
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,390,000	1,306,600

		$9,566,195

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$1,578,000	$1,962,786
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,610,000	1,693,363

		$3,656,149

Real Estate – 0.7%
Boston Properties, Inc., REIT, 5%, 2015	$411,000	$446,552
ERP Operating LP, REIT, 5.375%, 2016	320,000	358,421
ERP Operating LP, REIT, 4.625%, 2021	1,141,000	1,239,323
HCP, Inc., REIT, 5.375%, 2021	919,000	1,016,233
HRPT Properties Trust, REIT, 6.25%, 2016	2,725,000	2,875,559
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,301,974
WEA Finance LLC, REIT, 6.75%, 2019 (n)	457,000	539,202
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,240,000	1,310,468

		$9,087,732

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$346,000	$450,163
Limited Brands, Inc., 5.25%, 2014	440,000	462,000
Target Corp., 4%, 2042	1,292,000	1,272,652
Wal-Mart Stores, Inc., 5.25%, 2035	2,435,000	2,946,986

		$5,131,801

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$210,000	$251,957

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$1,120,000	$1,169,921
Asian Development Bank, 1.125%, 2017	729,000	740,231

		$1,910,152

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$888,000	$1,027,963
Crown Castle Towers LLC, 4.883%, 2020 (n)	440,000	477,715
Rogers Communications, Inc., 6.8%, 2018	1,686,000	2,079,270

		$3,584,948

Tobacco – 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$1,302,000	$1,286,726

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,423,000	$1,715,340

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 2015	$152,000	$170,194
Small Business Administration, 4.35%, 2023	19,908	21,774
Small Business Administration, 4.77%, 2024	520,047	576,558
Small Business Administration, 5.18%, 2024	843,716	935,041

9

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.52%, 2024	$110,216	$124,501
Small Business Administration, 4.99%, 2024	790,289	881,073
Small Business Administration, 4.95%, 2025	51,464	57,509
Small Business Administration, 5.11%, 2025	1,604,974	1,800,570

		$4,567,220

U.S. Treasury Obligations – 13.6%
U.S. Treasury Bonds, 8.5%, 2020	$2,604,000	$3,991,442
U.S. Treasury Bonds, 8%, 2021	357,000	560,434
U.S. Treasury Bonds, 6%, 2026	499,000	731,503
U.S. Treasury Bonds, 6.75%, 2026	440,000	690,113
U.S. Treasury Bonds, 5.25%, 2029	159,000	224,289
U.S. Treasury Bonds, 5.375%, 2031	79,000	115,118
U.S. Treasury Bonds, 4.5%, 2036	94,000	126,254
U.S. Treasury Bonds, 5%, 2037	8,070,000	11,646,019
U.S. Treasury Bonds, 4.5%, 2039	14,282,200	19,379,160
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,806,469
U.S. Treasury Notes, 1.375%, 2013	733,000	737,667
U.S. Treasury Notes, 3.875%, 2013	281,000	287,410
U.S. Treasury Notes, 1.375%, 2013	849,000	855,997
U.S. Treasury Notes, 3.5%, 2013	420,000	432,436
U.S. Treasury Notes, 3.125%, 2013	32,695,000	33,849,526
U.S. Treasury Notes, 2.75%, 2013	1,218,000	1,257,633
U.S. Treasury Notes, 2%, 2013	2,545,000	2,606,139
U.S. Treasury Notes, 1.5%, 2013	280,000	284,966
U.S. Treasury Notes, 1.875%, 2014	15,111,000	15,535,997
U.S. Treasury Notes, 4.75%, 2014	150,000	162,352
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,986,112
U.S. Treasury Notes, 2.125%, 2015	15,410,000	16,166,045
U.S. Treasury Notes, 2.625%, 2016	936,000	1,007,297
U.S. Treasury Notes, 5.125%, 2016	488,000	572,828
U.S. Treasury Notes, 0.875%, 2016	10,446,000	10,539,847
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,807,811
U.S. Treasury Notes, 3.75%, 2018	1,633,000	1,912,779
U.S. Treasury Notes, 2.75%, 2019	405,500	450,010

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 2019	$11,695,000	$13,292,093
U.S. Treasury Notes, 3.5%, 2020	21,024,000	24,565,241
U.S. Treasury Notes, TIPS, 0.5%, 2014	4,732,000	4,747,895

		$175,328,882

Utilities – Electric Power – 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$1,993,370	$2,075,896
MidAmerican Funding LLC, 6.927%, 2029	2,816,000	3,706,301
Oncor Electric Delivery Co., 7%, 2022	1,658,000	2,013,949
Progress Energy, Inc., 3.15%, 2022	1,374,000	1,386,597
PSEG Power LLC, 5.32%, 2016	1,014,000	1,143,493
System Energy Resources, Inc., 5.129%, 2014 (z)	305,886	312,273
Waterford 3 Funding Corp., 8.09%, 2017	1,356,768	1,359,766

		$11,998,275

Total Bonds (Identified Cost, $466,053,237)		$502,379,571

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp. (a)	9,520	$501,609

Automotive – 0.1%
General Motors Co., 4.75%	45,390	$1,506,948

Utilities – Electric Power – 0.1%
PPL Corp.	13,190	$697,751

Total Convertible Preferred Stocks (Identified Cost, $3,407,282)		$2,706,308

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	20,423,087	$20,423,087

Total Investments (Identified Cost, $1,212,413,948)		$1,286,012,255

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,768,905

Net Assets – 100.0%		$1,287,781,160

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,867,542, representing 2.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	$1,413,916	$920,042
Nordea Bank AB, 4.875%, 2021	1/11/11	816,549	892,390
Russian Federation, 3.625%, 2015	4/22/10	2,691,665	2,793,069
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,275,153	1,204,248
System Energy Resources, Inc., 5.129%, 2014	4/16/04	305,886	312,273
Total Restricted Securities			$6,122,022
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

11

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,191,990,861)	$1,265,589,168
Underlying affiliated funds, at cost and value	20,423,087
Total investments, at value (identified cost, $1,212,413,948)	$1,286,012,255
Cash	36,476
Receivables for
Interest and dividends	5,141,771
Other assets	7,705
Total assets		$1,291,198,207
Liabilities
Payables for
Investments purchased	$2,111,832
Fund shares reacquired	1,123,685
Payable to affiliates
Investment adviser	72,035
Distribution and/or service fees	14,206
Payable for independent Trustees’ compensation	134
Accrued expenses and other liabilities	95,155
Total liabilities		$3,417,047
Net assets		$1,287,781,160
Net assets consist of
Paid-in capital	$1,224,038,806
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	73,597,411
Accumulated net realized gain (loss) on investments and foreign currency	(56,254,408)
Undistributed net investment income	46,399,351
Net assets		$1,287,781,160
Shares of beneficial interest outstanding		74,020,109

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$585,056,202	33,427,236	$17.50
Service Class	702,724,958	40,592,873	17.31
See Notes to Financial Statements

12

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$10,642,206
Interest	9,939,302
Dividends from underlying affiliated funds	9,376
Foreign taxes withheld	(114,078)
Total investment income		$20,476,806
Expenses
Management fee	$4,456,922
Distribution and/or service fees	907,842
Administrative services fee	104,045
Independent Trustees’ compensation	22,371
Custodian fee	70,484
Shareholder communications	15,099
Audit and tax fees	29,759
Legal fees	11,290
Miscellaneous	31,856
Total expenses		$5,649,668
Fees paid indirectly	(48)
Reduction of expenses by investment adviser	(3,412)
Net expenses		$5,646,208
Net investment income		$14,830,598
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$30,657,819
Foreign currency	(4,568)
Net realized gain (loss) on investments and foreign currency		$30,653,251
Change in unrealized appreciation (depreciation)
Investments	$23,212,584
Translation of assets and liabilities in foreign currencies	6,439
Net unrealized gain (loss) on investments and foreign currency translation		$23,219,023
Net realized and unrealized gain (loss) on investments and foreign currency		$53,872,274
Change in net assets from operations		$68,702,872

See Notes to Financial Statements

13

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$14,830,598	$29,779,694
Net realized gain (loss) on investments and foreign currency	30,653,251	45,159,844
Net unrealized gain (loss) on investments and foreign currency translation	23,219,023	(49,901,548)
Change in net assets from operations	$68,702,872	$25,037,990
Distributions declared to shareholders
From net investment income	$—	$(33,161,222)
Change in net assets from fund share transactions	$(105,307,088)	$(72,331,661)
Total change in net assets	$(36,604,216)	$(80,454,893)
Net assets
At beginning of period	1,324,385,376	1,404,840,269
At end of period (including undistributed net investment income of $46,399,351 and $31,568,753, respectively)	$1,287,781,160	$1,324,385,376

See Notes to Financial Statements

14

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$16.62		$16.77	$15.66	$13.83	$19.50	$20.02
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.38	$0.40	$0.49	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		(0.09)	1.16	1.98	(4.30)	0.36
Total from investment operations	$0.88		$0.31	$1.54	$2.38	$(3.81)	$0.89
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.43)	$(0.55)	$(0.60)	$(0.60)
From net realized gain on investments	—		—	—	—	(1.26)	(0.81)
Total distributions declared to shareholders	$—		$(0.46)	$(0.43)	$(0.55)	$(1.86)	$(1.41)
Net asset value, end of period (x)	$17.50		$16.62	$16.77	$15.66	$13.83	$19.50
Total return (%) (k)(r)(s)(x)	5.29	(n)	1.93	9.97	18.09	(21.55)	4.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.76	0.75	0.76	0.74	0.70
Expenses after expense reductions (f)	0.72	(a)	0.74	0.74	N/A	N/A	N/A
Net investment income	2.38	(a)	2.38	2.37	2.87	2.93	2.67
Portfolio turnover	11	(n)	20	32	45	62	60
Net assets at end of period (000 omitted)	$585,056		$593,602	$571,781	$604,214	$604,843	$1,013,465

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$16.46		$16.61	$15.52	$13.70	$19.33	$19.86
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.33	$0.36	$0.44	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		(0.10)	1.16	1.97	(4.26)	0.36
Total from investment operations	$0.85		$0.26	$1.49	$2.33	$(3.82)	$0.84
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.40)	$(0.51)	$(0.55)	$(0.56)
From net realized gain on investments	—		—	—	—	(1.26)	(0.81)
Total distributions declared to shareholders	$—		$(0.41)	$(0.40)	$(0.51)	$(1.81)	$(1.37)
Net asset value, end of period (x)	$17.31		$16.46	$16.61	$15.52	$13.70	$19.33
Total return (%) (k)(r)(s)(x)	5.16	(n)	1.66	9.69	17.81	(21.74)	4.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.01	1.00	1.00	0.99	0.95
Expenses after expense reductions (f)	0.97	(a)	0.99	0.99	N/A	N/A	N/A
Net investment income	2.13	(a)	2.13	2.12	2.60	2.69	2.42
Portfolio turnover	11	(n)	20	32	45	62	60
Net assets at end of period (000 omitted)	$702,725		$730,783	$833,059	$855,092	$708,517	$994,977

See Notes to Financial Statements

15

MFS Total Return Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

17

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$710,891,774	$—	$—	$710,891,774
United Kingdom	13,491,256	11,277,292	—	24,768,548
Switzerland	—	12,545,006	—	12,545,006
France	6,797,325	—	—	6,797,325
Canada	2,534,775	—	—	2,534,775
Netherlands	2,062,302	—	—	2,062,302
Germany	—	1,901,000	—	1,901,000
Israel	1,708,871	—	—	1,708,871
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	180,690,043	—	180,690,043
Non-U.S. Sovereign Debt	—	18,351,766	—	18,351,766
Corporate Bonds	—	80,060,441	—	80,060,441
Residential Mortgage-Backed Securities	—	164,025,874	—	164,025,874
Commercial Mortgage-Backed Securities	—	22,681,727	—	22,681,727
Asset-Backed Securities (including CDOs)	—	2,444,219	—	2,444,219
Foreign Bonds	—	34,125,497	—	34,125,497
Mutual Funds	20,423,087	—	—	20,423,087
Total Investments	$757,909,390	$528,102,865	$—	$1,286,012,255

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $13,178,291 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,010,490 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

18

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

19

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$33,161,222

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$1,225,019,474
Gross appreciation	123,161,236
Gross depreciation	(62,168,455)
Net unrealized appreciation (depreciation)	$60,992,781

As of 12/31/11
Undistributed ordinary income	31,568,753
Capital loss carryforwards	(74,930,729)
Other temporary differences	(7,335)
Net unrealized appreciation (depreciation)	38,408,793

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(58,876,411)
12/31/17	(16,054,318)
Total	$(74,930,729)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$14,376,700
Service Class	—	18,784,522
Total	$—	$33,161,222

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.60%

20

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transactions costs, and investment-related expenses such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses, related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,807 and are included in “Miscellaneous” expense on the Statement of Operations MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,412, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$60,966,396	$62,833,956
Investments (non-U.S. Government securities)	$82,613,605	$169,010,652

21

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	100,967	$1,746,862	217,705	$3,698,442
Service Class	227,391	3,920,043	903,326	14,964,933
	328,358	$5,666,905	1,121,031	$18,663,375
Shares issued in connection with acquisition of Total Return Variable Account
Initial Class	—	$—	5,309,597	$87,449,070
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	890,750	$14,376,700
Service Class	—	—	1,174,032	18,784,522
	—	$—	2,064,782	$33,161,222
Shares reacquired
Initial Class	(2,388,725)	$(41,577,908)	(4,791,148)	$(80,701,035)
Service Class	(4,032,755)	(69,396,085)	(7,830,688)	(130,904,293)
	(6,421,480)	$(110,973,993)	(12,621,836)	$(211,605,328)
Net change
Initial Class	(2,287,758)	$(39,831,046)	1,626,904	$24,823,177
Service Class	(3,805,364)	(65,476,042)	(5,753,330)	(97,154,838)
	(6,093,122)	$(105,307,088)	(4,126,426)	$(72,331,661)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $4,491 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,677,046	120,294,822	(117,548,781)	20,423,087

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,376	$20,423,087

(8)	Acquisitions

At the close of business on December 2, 2011, the fund with net assets of $1,241,377,323, acquired all of the investment-related assets and liabilities of Total Return Variable Account. The acquisition was part of a transaction in which the Total Return Variable Account was converted into a unit investment trust (“UIT”) that invests in the fund (the acquisition of the Account’s assets and liabilities and subsequent conversion into a UIT hereinafter referred to as the “Reorganization”). The Reorganization provided the contract owners of the Total Return Variable Account with the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 5,309,597 shares of the fund (valued at $87,449,070) for all of the investment-related assets and liabilities of Total Return Variable Account. Total Return Variable Account’s net assets on that date were $87,449,070, including investments valued at

22

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

$87,136,582 with a cost basis of $78,638,088. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from Total Return Variable Account were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

23

MFS Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

24

SEMIANNUAL REPORT

June 30, 2012

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

Note to Contract Owners: At a meeting held June 19, 2012, the Board of Trustees of the MFS Strategic Income Portfolio (the fund) approved investing some or all of the fund’s assets currently invested in high income debt instruments in the MFS High Yield Pooled Portfolio, a mutual fund advised by MFS that normally invests at least 80% of its assets in high income debt instruments (the “High Yield Pooled Portfolio”). The High Yield Pooled Portfolio will not charge a management fee, distribution and/or service fees, or sales charges. The investment in the MFS High Yield Pooled Portfolio is anticipated to occur in late 2012 or early 2013.

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	43.5%
High Yield Corporates	28.6%
Non-U.S. Government Bonds	11.9%
Emerging Markets Bonds	4.2%
Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agencies	1.3%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.5%
Collateralized Debt Obligations	0.4%
Floating Rate Loans (o)	0.0%
U.S. Treasury Securities	(4.0)%

Composition including fixed income credit quality (a)(i)
AAA	5.8%
AA	3.7%
A	18.0%
BBB	31.8%
BB	13.6%
B	13.5%
CCC	4.1%
CC (o)	0.0%
C	0.3%
Federal Agencies	1.8%
Not Rated	(3.9)%
Non-Fixed Income	0.5%
Cash & Other	10.8%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.5 yrs.

Issuer country weightings (i)(x)
United States	69.3%
United Kingdom	5.0%
Japan	3.0%
France	2.7%
Canada	2.5%
Germany	2.0%
Netherlands	1.9%
Australia	1.5%
Italy	1.5%
Other Countries	10.6%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.90%	$1,000.00	$1,048.26	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$1,048.60	$5.86
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 91.2%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$49,185
Bombardier, Inc., 7.5%, 2018 (n)	85,000	93,181
Bombardier, Inc., 7.75%, 2020 (n)	25,000	27,813
CPI International, Inc., 8%, 2018	55,000	49,569
Huntington Ingalls Industries, Inc., 7.125%, 2021	95,000	99,275
Kratos Defense & Security Solutions, Inc., 10%, 2017	55,000	59,263

		$378,286

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.816%, 2013	$151,785	$147,232

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$30,000	$33,038
Hanesbrands, Inc., 6.375%, 2020	30,000	31,575
Jones Group, Inc., 6.875%, 2019	35,000	33,600
Levi Strauss & Co., 6.875%, 2022 (n)	5,000	5,131
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	60,913

		$164,257

Asset-Backed & Securitized – 2.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	$168,323	$109,529
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	105,495	106,286
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	53,306	53,569
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018 (z)	74,398	66,958
Crest Ltd., CDO, 7%, 2040 (a)(p)	310,198	15,510
Falcon Franchise Loan LLC, FRN, 5.541%, 2023 (i)(z)	160,190	15,250
Falcon Franchise Loan LLC, FRN, 5.46%, 2025 (i)(z)	172,402	27,067
First Union-Lehman Brothers Bank of America, FRN, 0.606%, 2035 (i)	1,748,712	24,290
GMAC LLC, FRN, 6.02%, 2033 (z)	138,115	142,024
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	152,703
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039 (i)(z)	993,298	20,859
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013 (z)	411,000	409,529
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032 (z)	210,122	217,220

		$1,360,794

Automotive – 1.7%
Accuride Corp., 9.5%, 2018	$100,000	$103,000
Allison Transmission, Inc., 7.125%, 2019 (n)	75,000	78,188
Ford Motor Co., 7.45%, 2031	20,000	25,050
Ford Motor Credit Co. LLC, 12%, 2015	230,000	285,775
General Motors Financial Co., Inc., 6.75%, 2018	80,000	87,450

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 7%, 2022	$25,000	$24,969
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	200,667
Lear Corp., 8.125%, 2020	35,000	39,200

		$844,299

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$44,000	$48,400

Broadcasting – 2.8%
Allbritton Communications Co., 8%, 2018	$30,000	$31,350
AMC Networks, Inc., 7.75%, 2021 (n)	34,000	37,485
CBS Corp., 5.75%, 2020	40,000	46,523
CBS Corp., 3.375%, 2022	148,000	147,452
Clear Channel Communications, Inc., 9%, 2021	49,000	42,630
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	25,000	24,438
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	5,000	4,788
Hughes Network Systems LLC, 7.625%, 2021	30,000	32,625
Intelsat Bermuda Ltd., 11.25%, 2017	90,000	92,700
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	70,000	72,275
Intelsat Jackson Holdings Ltd., 11.25%, 2016	15,000	15,713
LBI Media, Inc., 8.5%, 2017 (z)	55,000	11,413
Liberty Media Corp., 8.5%, 2029	45,000	46,350
Liberty Media Corp., 8.25%, 2030	25,000	25,688
Local TV Finance LLC, 9.25%, 2015 (p)(z)	41,186	41,546
NBCUniversal Media LLC, 5.95%, 2041	161,000	190,057
Newport Television LLC, 13%, 2017 (n)(p)	26,671	27,604
Nexstar Broadcasting Group, Inc., 8.875%, 2017	20,000	21,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	27,625
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,450
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	33,750
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	80,625
Townsquare Radio LLC, 9%, 2019 (z)	20,000	20,900
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	72,100
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	21,400
Univision Communications, Inc., 8.5%, 2021 (n)	35,000	35,263
Vivendi S.A., 4.75%, 2022 (n)	160,000	157,899

		$1,400,224

Brokerage & Asset Managers – 0.7%
BlackRock, Inc., 3.375%, 2022	$55,000	$55,810
E*TRADE Financial Corp., 7.875%, 2015	40,000	40,600
E*TRADE Financial Corp., 12.5%, 2017	45,000	51,581

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – continued
TD AMERITRADE Holding Corp., 5.6%, 2019		$175,000	$198,908

			$346,899

Building – 0.8%
Building Materials Holding Corp., 6.875%, 2018 (n)		$20,000	$21,250
Building Materials Holding Corp., 7%, 2020 (n)		20,000	21,550
Building Materials Holding Corp., 6.75%, 2021 (n)		20,000	21,400
CRH PLC, 8.125%, 2018		120,000	142,943
HD Supply, Inc., 8.125%, 2019 (n)		15,000	16,200
Masonite International Corp., 8.25%, 2021 (n)		50,000	51,500
Nortek, Inc., 8.5%, 2021		80,000	78,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)		15,000	15,675
USG Corp., 7.875%, 2020 (n)		25,000	25,875

			$394,593

Business Services – 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$35,000	$33,950
Ceridian Corp., 8.875%, 2019 (z)		10,000	10,325
Fidelity National Information Services, Inc., 7.625%, 2017		20,000	22,050
Fidelity National Information Services, Inc., 5%, 2022 (n)		20,000	20,350
iGate Corp., 9%, 2016		55,000	58,850
Iron Mountain, Inc., 8.375%, 2021		60,000	65,100
SunGard Data Systems, Inc., 10.25%, 2015		10,000	10,275
SunGard Data Systems, Inc., 7.375%, 2018		20,000	21,450

			$242,350

Cable TV – 2.4%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$10,000	$10,450
CCH II LLC, 13.5%, 2016		55,000	61,325
CCO Holdings LLC, 7.875%, 2018		85,000	92,438
CCO Holdings LLC, 8.125%, 2020		55,000	61,325
Cequel Communications Holdings, 8.625%, 2017 (n)		25,000	26,938
CSC Holdings LLC, 8.5%, 2014		35,000	38,500
DIRECTV Holdings LLC, 5.875%, 2019		70,000	80,305
DIRECTV Holdings LLC, 3.8%, 2022		200,000	202,259
DISH DBS Corp., 6.75%, 2021		30,000	32,400
EchoStar Corp., 7.125%, 2016		30,000	32,925
Myriad International Holdings B.V., 6.375%, 2017 (n)		128,000	141,050
Time Warner Cable, Inc., 8.25%, 2019		190,000	248,273
Videotron Ltee, 5%, 2022 (n)		25,000	25,375
Virgin Media Finance PLC, 8.375%, 2019		100,000	112,375
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	68,653

			$1,234,591

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.7%
Celanese U.S. Holdings LLC, 6.625%, 2018	$85,000	$92,438
Dow Chemical Co., 8.55%, 2019	260,000	345,819
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	60,000	61,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	10,000	8,625
Huntsman International LLC, 8.625%, 2021	40,000	45,100
Momentive Performance Materials, Inc., 12.5%, 2014	80,000	83,400
Momentive Performance Materials, Inc., 11.5%, 2016	49,000	36,505
Polypore International, Inc., 7.5%, 2017	50,000	53,063
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	108,420

		$834,570

Computer Software – 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)	$55,000	$62,150
Lawson Software, Inc., 9.375%, 2019 (n)	15,000	16,013
Oracle Corp., 5.375%, 2040	103,000	126,199
Syniverse Holdings, Inc., 9.125%, 2019	60,000	65,100
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	15,000	16,200
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	10,000	11,763

		$297,425

Computer Software – Systems – 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$15,000	$15,788
CDW LLC/CDW Finance Corp., 12.535%, 2017	15,000	16,275
CDW LLC/CDW Finance Corp., 8.5%, 2019	75,000	79,875
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	45,000	49,500

		$161,438

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$85,000	$89,888
Dynacast International LLC, 9.25%, 2019 (z)	35,000	36,313
Griffon Corp., 7.125%, 2018	70,000	71,050
Tomkins LLC/Tomkins, Inc., 9%, 2018	41,000	45,613

		$242,864

Consumer Products – 0.4%
ACCO Brands Corp., 6.75%, 2020	$5,000	$5,275
Easton-Bell Sports, Inc., 9.75%, 2016	45,000	49,331
Elizabeth Arden, Inc., 7.375%, 2021	50,000	54,875
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	5,000	5,213
Libbey Glass, Inc., 6.875%, 2020 (z)	15,000	15,413
Mattel, Inc., 5.45%, 2041	83,000	90,723

		$220,830

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 2017 (z)	$200,000	$200,224
Service Corp. International, 7%, 2017	135,000	150,188

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – continued
Service Corp. International, 7%, 2019	$10,000	$10,750

		$361,162

Containers – 0.4%
Ball Corp., 5%, 2022	$25,000	$26,000
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	10,000	10,300
Greif, Inc., 6.75%, 2017	125,000	135,625
Sealed Air Corp., 8.125%, 2019 (n)	5,000	5,575
Sealed Air Corp., 8.375%, 2021 (n)	5,000	5,650

		$183,150

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$230,658
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	70,173
ManTech International Corp., 7.25%, 2018	45,000	47,250

		$348,081

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015	$40,000	$33,100
Avaya, Inc., 7%, 2019 (z)	15,000	13,913
Ericsson, Inc., 4.125%, 2022	115,000	115,318

		$162,331

Electronics – 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$50,000	$53,500
Nokia Corp., 5.375%, 2019	20,000	15,750
Sensata Technologies B.V., 6.5%, 2019 (n)	90,000	92,925
Tyco Electronics Group S.A., 3.5%, 2022	48,000	47,844

		$210,019

Emerging Market Quasi-Sovereign – 1.5%
IIRSA Norte Finance Ltd., 8.75%, 2024	$120,976	$144,566
Petrobras International Finance Co., 7.875%, 2019	81,000	98,524
Petrobras International Finance Co., 6.75%, 2041	73,000	85,628
Petroleos Mexicanos, 5.5%, 2021	116,000	131,080
Petroleos Mexicanos, 4.875%, 2022 (n)	54,000	58,320
Petroleos Mexicanos, 6.5%, 2041 (n)	49,000	57,208
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	177,775	190,441

		$765,767

Emerging Market Sovereign – 0.7%
Republic of Argentina, FRN, 0.785%, 2012	$37,863	$37,066
Republic of Philippines, 6.375%, 2034	100,000	128,000
Republic of Poland, 5%, 2022	67,000	73,131
Republic of South Africa, 5.5%, 2020	113,000	130,233
United Mexican States, 5.95%, 2019	6,000	7,314

		$375,744

Energy – Independent – 3.4%
ATP Oil & Gas Corp., 11.875%, 2015	$20,000	$9,300
BreitBurn Energy Partners LP, 8.625%, 2020	25,000	26,438

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	$25,000	$25,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	20,000	20,900
Chaparral Energy, Inc., 7.625%, 2022 (n)	55,000	56,100
Chesapeake Energy Corp., 6.875%, 2020	35,000	34,475
Concho Resources, Inc., 8.625%, 2017	35,000	38,588
Concho Resources, Inc., 6.5%, 2022	60,000	62,400
Continental Resources, Inc., 8.25%, 2019	45,000	50,288
Denbury Resources, Inc., 8.25%, 2020	80,000	87,600
Energy XXI Gulf Coast, Inc., 9.25%, 2017	80,000	85,600
EQT Corp., 4.875%, 2021	74,000	75,586
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	115,000	119,169
EXCO Resources, Inc., 7.5%, 2018	70,000	60,550
Harvest Operations Corp., 6.875%, 2017 (n)	80,000	85,000
Hess Corp., 8.125%, 2019	60,000	77,231
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	20,000	21,550
Laredo Petroleum, Inc., 9.5%, 2019	30,000	33,450
LINN Energy LLC, 6.5%, 2019 (n)	15,000	14,850
LINN Energy LLC, 8.625%, 2020	30,000	32,325
LINN Energy LLC, 7.75%, 2021	37,000	38,665
Newfield Exploration Co., 6.625%, 2016	25,000	25,625
Newfield Exploration Co., 6.875%, 2020	60,000	63,900
Pioneer Natural Resources Co., 7.5%, 2020	95,000	117,543
Plains Exploration & Production Co., 8.625%, 2019	35,000	38,631
QEP Resources, Inc., 6.875%, 2021	95,000	105,450
Range Resources Corp., 8%, 2019	35,000	38,238
SandRidge Energy, Inc., 8%, 2018 (n)	85,000	86,063
SM Energy Co., 6.5%, 2021	45,000	45,788
Southwestern Energy Co., 4.1%, 2022 (n)	97,000	98,313
Talisman Energy, Inc., 7.75%, 2019	20,000	24,540
Whiting Petroleum Corp., 6.5%, 2018	30,000	31,950

		$1,731,106

Energy – Integrated – 1.1%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$51,788
BP Capital Markets PLC, 4.742%, 2021	130,000	148,797
Cenovus Energy, Inc., 4.5%, 2014	60,000	64,064
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	124,775
Petro-Canada Financial Partnership, 5%, 2014	170,000	183,559

		$572,983

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$40,000	$39,700

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$80,000	$85,800
AMC Entertainment, Inc., 9.75%, 2020	50,000	54,000
Cedar Fair LP, 9.125%, 2018	35,000	38,850
Cinemark USA, Inc., 8.625%, 2019	75,000	83,063

		$261,713

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – 1.8%
Ally Financial, Inc., 5.5%, 2017	$45,000	$45,708
CIT Group, Inc., 5.25%, 2014 (n)	70,000	72,450
CIT Group, Inc., 7%, 2017 (z)	21,115	21,155
CIT Group, Inc., 5.25%, 2018	30,000	30,975
CIT Group, Inc., 6.625%, 2018 (n)	53,000	57,108
CIT Group, Inc., 5.5%, 2019 (n)	53,000	54,458
General Electric Capital Corp., 6%, 2019	50,000	58,504
General Electric Capital Corp., 5.5%, 2020	110,000	125,899
GMAC, Inc., 8%, 2031	10,000	11,725
Icahn Enterprises LP, 8%, 2018	20,000	21,250
International Lease Finance Corp., 4.875%, 2015	20,000	20,099
International Lease Finance Corp., 8.625%, 2015	20,000	22,100
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	76,073
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	85,000	91,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	20,000	21,150
PHH Corp., 9.25%, 2016	50,000	53,125
SLM Corp., 8.45%, 2018	25,000	28,000
SLM Corp., 8%, 2020	105,000	114,975
SLM Corp., 7.25%, 2022	5,000	5,288

		$931,842

Food & Beverages – 3.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$290,566
ARAMARK Corp., 8.5%, 2015	50,000	51,188
B&G Foods, Inc., 7.625%, 2018	80,000	86,000
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	25,000	24,313
Kraft Foods, Inc., 6.125%, 2018	170,000	206,874
Kraft Foods, Inc., 3.5%, 2022 (n)	130,000	133,401
Pernod-Ricard S.A., 2.95%, 2017 (n)	200,000	202,449
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	66,788
Pinnacle Foods Finance LLC, 8.25%, 2017	15,000	15,863
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	218,008
TreeHouse Foods, Inc., 7.75%, 2018	45,000	48,769
Tyson Foods, Inc., 6.85%, 2016	120,000	137,250
Tyson Foods, Inc., 4.5%, 2022	75,000	77,250

		$1,558,719

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$180,000	$214,275

Forest & Paper Products – 0.6%
Boise, Inc., 8%, 2020	$45,000	$49,725
Cascades, Inc., 7.75%, 2017	35,000	35,263
Georgia-Pacific Corp., 8%, 2024	35,000	46,749
Graphic Packaging Holding Co., 7.875%, 2018	30,000	33,000
Tembec Industries, Inc., 11.25%, 2018 (n)	20,000	19,950
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	109,000

		$293,687

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – 1.9%
Boyd Gaming Corp., 7.125%, 2016		$35,000	$33,775
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		10,000	10,075
Choice Hotels International, Inc., 5.75%, 2022		5,000	5,228
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		95,000	59
GWR Operating Partnership LLP, 10.875%, 2017		25,000	28,000
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	109,125
Harrah’s Operating Co., Inc., 10%, 2018		4,000	2,650
Host Hotels & Resorts, Inc., 5.25%, 2022 (z)		30,000	30,750
Marriott International, Inc., 5.625%, 2013		120,000	123,285
MGM Mirage, 10.375%, 2014		5,000	5,638
MGM Mirage, 6.625%, 2015		20,000	20,600
MGM Mirage, 7.5%, 2016		10,000	10,350
MGM Resorts International, 11.375%, 2018		55,000	64,763
MGM Resorts International, 9%, 2020		45,000	49,950
Penn National Gaming, Inc., 8.75%, 2019		75,000	83,063
Pinnacle Entertainment, Inc., 8.75%, 2020		40,000	43,800
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)		5,000	5,194
Seven Seas Cruises S. de R.L., 9.125%, 2019		65,000	67,113
Wyndham Worldwide Corp., 6%, 2016		1,000	1,112
Wyndham Worldwide Corp., 5.75%, 2018		140,000	155,660
Wyndham Worldwide Corp., 7.375%, 2020		30,000	35,659
Wynn Las Vegas LLC, 7.75%, 2020		50,000	55,375

			$941,224

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$35,000	$37,581
Mueller Water Products, Inc., 8.75%, 2020		38,000	42,180

			$79,761

Insurance – 2.2%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$307,033
American International Group, Inc., 3%, 2015		$50,000	50,253
American International Group, Inc., 8.175% to 2038, FRN to 2068		140,000	151,900
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		80,000	85,789
Principal Financial Group, Inc., 8.875%, 2019		130,000	168,504
Prudential Financial, Inc., 6.2%, 2015		130,000	142,703
Unum Group, 7.125%, 2016		160,000	184,539

			$1,090,721

Insurance – Health – 0.1%
AMERIGROUP Corp., 7.5%, 2019		$30,000	$32,250

Insurance – Property & Casualty – 2.6%
Aon Corp., 3.5%, 2015		$140,000	$146,304
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	217,219
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	54,148
CNA Financial Corp., 5.875%, 2020		160,000	175,945

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		$114,000	$113,293
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		70,000	95,200
PartnerRe Ltd., 5.5%, 2020		107,000	112,882
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	180,485
Travelers Cos., Inc., 3.9%, 2020		220,000	243,879

			$1,339,355

International Market Quasi-Sovereign – 2.2%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	$270,706
ING Bank N.V., 3.9%, 2014 (n)		190,000	199,407
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	387,638
Vestjysk Bank A/S, FRN, 1.017%, 2013 (n)		130,000	130,416
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,509

			$1,093,676

International Market Sovereign – 9.2%
Commonwealth of Australia, 5.75%, 2021	AUD	38,000	$47,368
Federal Republic of Germany, 3.75%, 2015	EUR	239,000	329,457
Federal Republic of Germany, 4.25%, 2018	EUR	97,000	146,900
Federal Republic of Germany, 6.25%, 2030	EUR	81,000	160,917
Government of Canada, 4.5%, 2015	CAD	86,000	92,658
Government of Canada, 4.25%, 2018	CAD	45,000	51,388
Government of Canada, 5.75%, 2033	CAD	17,000	26,201
Government of Japan, 1.7%, 2017	JPY	33,450,000	448,012
Government of Japan, 1.1%, 2020	JPY	17,000,000	221,271
Government of Japan, 2.1%, 2024	JPY	8,000,000	111,755
Government of Japan, 2.2%, 2027	JPY	19,100,000	266,081
Government of Japan, 2.4%, 2037	JPY	20,100,000	280,408
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	166,279
Kingdom of Denmark, 3%, 2021	DKK	218,000	42,076
Kingdom of Spain, 4.6%, 2019	EUR	167,000	193,104
Kingdom of Sweden, 5%, 2020	SEK	155,000	28,573
Kingdom of the Netherlands, 3.75%, 2014	EUR	187,000	253,119
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	38,430
Republic of Austria, 4.65%, 2018	EUR	78,000	114,256
Republic of Finland, 3.875%, 2017	EUR	22,000	31,608
Republic of France, 6%, 2025	EUR	53,000	87,857
Republic of France, 4.75%, 2035	EUR	113,000	170,378
Republic of Italy, 4.25%, 2015	EUR	89,000	113,252
Republic of Italy, 5.25%, 2017	EUR	267,000	340,560
Republic of Italy, 3.75%, 2021	EUR	101,000	113,362
State of Israel, 4%, 2022		$248,000	256,623
United Kingdom Treasury, 8%, 2015	GBP	107,000	211,133
United Kingdom Treasury, 8%, 2021	GBP	79,000	190,226

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 4.25%, 2036	GBP	73,000	$140,956

			$4,674,208

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$160,301
Province of Ontario, 5.45%, 2016		145,000	168,139

			$328,440

Machinery & Tools – 1.1%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$241,973
Case Corp., 7.25%, 2016		25,000	27,500
Case New Holland, Inc., 7.875%, 2017		130,000	150,150
CNH Capital LLC, 6.25%, 2016 (n)		10,000	10,700
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		30,000	30,750
RSC Equipment Rental, Inc., 8.25%, 2021		55,000	58,575
UR Financing Escrow Corp., 5.75%, 2018 (n)		20,000	20,800
UR Financing Escrow Corp., 7.625%, 2022 (n)		22,000	23,045

			$563,493

Major Banks – 7.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$203,630
Bank of America Corp., 7.375%, 2014		65,000	69,903
Bank of America Corp., 6.5%, 2016		325,000	356,894
Barclays Bank PLC, 5.125%, 2020		130,000	141,071
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	85,500
BNP Paribas, FRN, 3.217%, 2014		78,000	78,018
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	153,808
Credit Suisse New York, 5.5%, 2014		130,000	137,819
DBS Bank Ltd., 2.35%, 2017 (n)		200,000	200,620
Goldman Sachs Group, Inc., 6%, 2014		90,000	95,117
Goldman Sachs Group, Inc., 5.75%, 2022		201,000	212,176
HSBC Holdings PLC, 4%, 2022		323,000	335,403
Intesa Sanpaolo S.p.A., FRN, 2.866%, 2014 (n)		100,000	93,902
JPMorgan Chase & Co., 4.625%, 2021		140,000	149,798
JPMorgan Chase Capital XXII, 6.45%, 2087		110,000	110,000
JPMorgan Chase Capital XXVII, 7%, 2039		30,000	30,000
Macquarie Bank Ltd., 5%, 2017 (n)		111,000	113,054
Macquarie Group Ltd., 6%, 2020 (n)		86,000	85,555
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	97,898
Morgan Stanley, 6%, 2014		100,000	103,653
Morgan Stanley, 7.3%, 2019		100,000	108,024
Morgan Stanley, 5.625%, 2019		100,000	98,970
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		80,000	64,000
Standard Chartered PLC, 3.85%, 2015 (n)		150,000	156,908
UFJ Finance Aruba AEC, 6.75%, 2013		159,000	167,668
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		78,000	85,605

			$3,534,994

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 3.4%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$75,000	$77,739
Biomet, Inc., 10%, 2017	5,000	5,341
Biomet, Inc., 10.375%, 2017 (p)	25,000	26,719
Biomet, Inc., 11.625%, 2017	65,000	70,119
Cardinal Health, Inc., 5.8%, 2016	201,000	232,687
Davita, Inc., 6.375%, 2018	80,000	82,600
Davita, Inc., 6.625%, 2020	50,000	52,125
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	40,206
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	40,000	41,700
HCA, Inc., 8.5%, 2019	160,000	179,200
HCA, Inc., 7.5%, 2022	55,000	59,950
HCA, Inc., 5.875%, 2022	20,000	20,900
HealthSouth Corp., 8.125%, 2020	105,000	114,713
Hospira, Inc., 6.05%, 2017	100,000	112,797
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	40,000	39,600
McKesson Corp., 5.7%, 2017	90,000	105,381
Owens & Minor, Inc., 6.35%, 2016	170,000	185,604
Physio-Control International, Inc., 9.875%, 2019 (z)	30,000	31,950
Select Medical Corp., 7.625%, 2015	15,000	15,019
Tenet Healthcare Corp., 9.25%, 2015	30,000	33,375
Truven Health Analytics, Inc., 10.625%, 2020 (z)	25,000	26,000
Universal Health Services, Inc., 7%, 2018	35,000	37,625
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	56,066
Universal Hospital Services, Inc., FRN, 4.111%, 2015	20,000	19,000
Vanguard Health Systems, Inc., 8%, 2018	35,000	35,788

		$1,702,204

Metals & Mining – 1.3%
Arch Coal, Inc., 7.25%, 2020	$35,000	$29,575
Cloud Peak Energy, Inc., 8.25%, 2017	85,000	87,975
Cloud Peak Energy, Inc., 8.5%, 2019	70,000	72,625
Consol Energy, Inc., 8%, 2017	35,000	36,313
Consol Energy, Inc., 8.25%, 2020	20,000	21,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	50,000	53,000
Peabody Energy Corp., 6%, 2018 (n)	20,000	19,900
Peabody Energy Corp., 6.25%, 2021 (n)	20,000	19,800
Southern Copper Corp., 6.75%, 2040	104,000	110,132
Vale Overseas Ltd., 4.375%, 2022	139,000	141,547
Vale Overseas Ltd., 6.875%, 2039	51,000	59,587

		$651,454

Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 2032	$88,362	$101,144
Freddie Mac, 4.224%, 2020	146,497	166,220

		$267,364

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$45,000	$45,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	30,000	27,375

		$73,275

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$80,000	$85,400
Crosstex Energy, Inc., 8.875%, 2018	75,000	79,219
El Paso Corp., 7%, 2017	75,000	85,077
El Paso Corp., 7.75%, 2032	80,000	89,948
Enbridge Energy Partners LP, 4.2%, 2021	200,000	211,562
Energy Transfer Equity LP, 7.5%, 2020	65,000	71,338
Energy Transfer Partners LP, 6.5%, 2042	135,000	144,671
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	33,000	35,764
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	20,000	21,400
Kinder Morgan Energy Partners LP, 5.85%, 2012	143,000	144,390
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	216,624
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	24,000	21,840
Spectra Energy Capital LLC, 8%, 2019	164,000	210,093

		$1,417,326

Network & Telecom – 2.3%
AT&T, Inc., 5.5%, 2018	$150,000	$178,238
AT&T, Inc., 3.875%, 2021	70,000	76,248
Centurylink, Inc., 7.65%, 2042	134,000	130,055
Cincinnati Bell, Inc., 8.25%, 2017	15,000	15,600
Citizens Communications Co., 9%, 2031	30,000	28,650
France Telecom, 4.375%, 2014	120,000	126,053
Frontier Communications Corp., 8.125%, 2018	40,000	42,500
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	52,750
Qwest Corp., 7.5%, 2014	140,000	156,064
Telefonica S.A., 5.877%, 2019	15,000	13,417
Verizon Communications, Inc., 8.75%, 2018	140,000	192,436
Windstream Corp., 8.125%, 2018	10,000	10,750
Windstream Corp., 7.75%, 2020	95,000	100,700
Windstream Corp., 7.75%, 2021	15,000	15,900

		$1,139,361

Oil Services – 0.5%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$15,000	$13,500
Dresser-Rand Group, Inc., 6.5%, 2021	20,000	20,750
Pioneer Energy Services Corp., 9.875%, 2018	65,000	68,250
Pioneer Energy Services Corp., 9.875%, 2018 (n)	5,000	5,250
Transocean, Inc., 6%, 2018	110,000	122,871
Unit Corp., 6.625%, 2021	25,000	24,875

		$255,496

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$93,000	$97,833

Other Banks & Diversified Financials – 2.6%
Citigroup, Inc., 6.375%, 2014	$120,000	$128,453
Citigroup, Inc., 6.01%, 2015	100,000	107,442
Citigroup, Inc., 8.5%, 2019	88,000	108,683
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	158,033
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	100,000	106,901
Rabobank Nederland N.V., 3.375%, 2017	92,000	94,685
Santander Holdings USA, Inc., 4.625%, 2016	20,000	19,327
Santander International Debt S.A., 2.991%, 2013 (n)	100,000	96,156
Santander UK PLC, 8.963% to 2030, FRN to 2049	103,000	98,880
SunTrust Banks, Inc., 3.5%, 2017	107,000	110,769
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	189,997
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	105,000	98,700

		$1,318,026

Pharmaceuticals – 0.6%
Celgene Corp., 3.95%, 2020	$160,000	$168,065
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	98,690
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)	20,000	20,900
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	35,000	35,350

		$323,005

Pollution Control – 0.4%
Heckmann Corp., 9.875%, 2018 (z)	$30,000	$28,500
Republic Services, Inc., 5.25%, 2021	130,000	149,251

		$177,751

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$6,353
Nielsen Finance LLC, 11.5%, 2016	26,000	29,575
Nielsen Finance LLC, 7.75%, 2018	45,000	49,838

		$85,766

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$20,000	$22,000
Panama Canal Railway Co., 7%, 2026 (n)	90,200	86,689

		$108,689

Real Estate – 1.9%
Boston Properties LP, REIT, 3.7%, 2018	$73,000	$76,277
Boston Properties LP, REIT, 3.85%, 2023	153,000	154,437
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	25,000	23,000
Entertainment Properties Trust, REIT, 7.75%, 2020	45,000	49,477
HCP, Inc., REIT, 5.375%, 2021	141,000	155,918

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Kennedy Wilson, Inc., 8.75%, 2019	$25,000	$25,750
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	43,072
MPT Operating Partnership LP, REIT, 6.875%, 2021	40,000	41,700
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	261,750
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	129,786

		$961,167

Retailers – 2.8%
Academy Ltd., 9.25%, 2019 (n)	$35,000	$37,975
AutoZone, Inc., 6.5%, 2014	230,000	248,523
AutoZone, Inc., 3.7%, 2022	29,000	29,870
Burlington Coat Factory Warehouse Corp., 10%, 2019	45,000	47,700
Dollar General Corp., 4.125%, 2017	113,000	114,554
Gap, Inc., 5.95%, 2021	189,000	195,900
J. Crew Group, Inc., 8.125%, 2019	35,000	36,138
Limited Brands, Inc., 5.25%, 2014	59,000	61,950
Limited Brands, Inc., 6.9%, 2017	40,000	44,400
Limited Brands, Inc., 7%, 2020	15,000	16,650
Limited Brands, Inc., 6.95%, 2033	20,000	19,400
Macy’s, Inc., 7.875%, 2015	200,000	234,005
QVC, Inc., 7.375%, 2020 (n)	35,000	38,763
Rite Aid Corp., 9.25%, 2020 (z)	20,000	20,000
Sally Beauty Holdings, Inc., 6.875%, 2019	20,000	21,750
Staples, Inc., 9.75%, 2014	140,000	156,479
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	31,238
Toys “R” Us, Inc., 10.75%, 2017	50,000	54,625
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	25,000	25,438

		$1,435,358

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$120,000	$133,004
Koppers, Inc., 7.875%, 2019	20,000	21,550

		$154,554

Specialty Stores – 0.1%
Gymboree Corp., 9.125%, 2018	$10,000	$9,275
Michaels Stores, Inc., 11.375%, 2016	35,000	37,188
Michaels Stores, Inc., 7.75%, 2018	25,000	26,375

		$72,838

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$157,954

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT, 4.625%, 2015	$80,000	$84,680
American Tower Corp., REIT, 4.7%, 2022	126,000	129,350
Clearwire Corp., 12%, 2015 (n)	45,000	40,950
Cricket Communications, Inc., 7.75%, 2020	60,000	57,300
Crown Castle International Corp., 9%, 2015	35,000	38,194
Crown Castle International Corp., 7.125%, 2019	130,000	139,425
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	181,746
MetroPCS Wireless, Inc., 7.875%, 2018	25,000	25,938

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Rogers Cable, Inc., 5.5%, 2014	$164,000	$176,032
Sprint Capital Corp., 6.875%, 2028	40,000	32,200
Sprint Nextel Corp., 6%, 2016	60,000	57,450
Sprint Nextel Corp., 8.375%, 2017	55,000	56,375
Sprint Nextel Corp., 9%, 2018 (n)	10,000	11,175
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	115,000	92,863

		$1,123,678

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$15,000	$16,013
Level 3 Financing, Inc., 9.375%, 2019	45,000	48,600
Level 3 Financing, Inc., 8.625%, 2020	20,000	21,000

		$85,613

Tobacco – 2.1%
Altria Group, Inc., 9.25%, 2019	$210,000	$291,750
B.A.T. International Finance PLC, 3.25%, 2022 (n)	306,000	302,410
Lorillard Tobacco Co., 8.125%, 2019	63,000	78,188
Lorillard Tobacco Co., 6.875%, 2020	70,000	82,779
Reynolds American, Inc., 6.75%, 2017	240,000	288,137

		$1,043,264

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$40,000	$36,800

Transportation – Services – 1.2%
ACL I Corp., 10.625%, 2016 (p)	$49,963	$47,753
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	5,000	5,363
Avis Budget Car Rental LLC, 8.25%, 2019	20,000	21,450
Avis Budget Car Rental LLC, 9.75%, 2020	15,000	16,669
Commercial Barge Line Co., 12.5%, 2017	100,000	113,000
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	210,387
Navios Maritime Acquisition Corp., 8.625%, 2017	60,000	55,800
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	25,188
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	25,000	25,061
Swift Services Holdings, Inc., 10%, 2018	70,000	75,950

		$596,621

U.S. Government Agencies and Equivalents – 1.2%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$53,313
Small Business Administration, 4.34%, 2024	174,242	191,223
Small Business Administration, 4.77%, 2024	135,421	150,136
Small Business Administration, 4.625%, 2025	107,933	119,128
Small Business Administration, 5.11%, 2025	99,735	111,890

		$625,690

Utilities – Electric Power – 4.4%
AES Corp., 8%, 2017	$85,000	$96,688
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	161,419

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Atlantic Power Corp., 9%, 2018 (z)	$25,000	$25,563
Calpine Corp., 8%, 2016 (n)	55,000	59,400
Calpine Corp., 7.875%, 2020 (n)	65,000	71,663
CMS Energy Corp., 4.25%, 2015	140,000	145,555
CMS Energy Corp., 5.05%, 2022	99,000	102,687
Covanta Holding Corp., 7.25%, 2020	35,000	37,919
Covanta Holding Corp., 6.375%, 2022	10,000	10,570
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	35,000	38,850
Duke Energy Corp., 3.35%, 2015	220,000	232,374
Edison Mission Energy, 7%, 2017	45,000	25,200
EDP Finance B.V., 6%, 2018 (n)	200,000	173,984
Energy Future Holdings Corp., 10%, 2020	65,000	69,388
Energy Future Holdings Corp., 10%, 2020	125,000	135,938
Energy Future Holdings Corp., 11.75%, 2022 (n)	30,000	30,675
Exelon Generation Co. LLC, 5.2%, 2019	70,000	76,564
GenOn Energy, Inc., 9.875%, 2020	80,000	78,000
NRG Energy, Inc., 7.375%, 2017	30,000	31,200
NRG Energy, Inc., 8.25%, 2020	85,000	87,975
Oncor Electric Delivery Co., 4.1%, 2022 (n)	150,000	152,932
PPL WEM Holdings PLC, 3.9%, 2016 (n)	160,000	167,689
Progress Energy, Inc., 3.15%, 2022	196,000	197,797
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	25,000	17,063

		$2,227,093

Total Bonds (Identified Cost, $43,968,352)		$46,145,633

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z)	30	$26,727
GMAC Capital Trust I, 8.125%	1,575	37,879

Total Preferred Stocks (Identified Cost, $68,159)		$64,606

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $49,356) (a)(d)	$50,000	$49,500

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	1,188	$7,128

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	6	$17,400

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	1,733	$9,618

Total Common Stocks (Identified Cost, $53,211)		$34,146

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $21,090) (a)	$0.01	7/14/10	10	$29,000

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75% (Identified Cost, $40,000)			800	$26,560

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – 0.0%
Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017 (Identified Cost, $22,447)	$22,538	$21,182

MONEY MARKET FUNDS – 7.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	3,588,639	$3,588,639

Total Investments (Identified Cost, $47,811,254)		$49,959,266

OTHER ASSETS, LESS LIABILITIES – 1.2%		588,256

Net Assets – 100.0%		$50,547,522

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,449,498, representing 20.7% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$28,125	$26,727
American Media, Inc., 13.5%, 2018	12/22/10	6,853	6,353
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	24,922	25,563
Avaya, Inc., 7%, 2019	5/24/12	13,737	13,913
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	168,323	109,529
CIT Group, Inc., 7%, 2017	6/26/12	21,194	21,155
Ceridian Corp., 8.875%, 2019	6/28/12	10,000	10,325
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	46,723	53,569
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12	10,000	10,300
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018	1/21/10	59,171	66,958
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	35,354	36,313
Experian Finance PLC, 2.375%, 2017	6/26/12	199,102	200,224
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,213
Falcon Franchise Loan LLC, FRN, 5.541%, 2023	1/18/02	6,819	15,250
Falcon Franchise Loan LLC, FRN, 5.46%, 2025	1/29/03	13,016	27,067
GMAC LLC, FRN, 6.02%, 2033	11/17/00	136,673	142,024

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Heckmann Corp., 9.875%, 2018	4/04/12	$29,837	$28,500
Host Hotels & Resorts, Inc., 5.25%, 2022	6/26/12-6/27/12	30,956	30,750
LBI Media, Inc., 8.5%, 2017	7/18/07	54,444	11,413
Libbey Glass, Inc., 6.875%, 2020	5/11/12	15,000	15,413
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	40,863	41,546
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039	7/20/04	33,469	20,859
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	29,956	30,750
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	25,000	25,061
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	30,527	31,950
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013	12/06/04	416,062	409,529
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	19,777	20,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	5,000	5,194
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	15,000	15,675
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032	1/07/05	211,944	217,220
Townsquare Radio LLC, 9%, 2019	3/30/12	19,805	20,900
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	25,416	26,000
Total Restricted Securities			$1,721,243
% of Net Assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	168,695	7/13/12	$168,282	$165,660	$2,622
SELL	DKK	Goldman Sachs International	242,054	7/13/12	42,543	41,212	1,331
SELL	EUR	JPMorgan Chase Bank N.A.	445,446	7/13/12	582,412	563,756	18,656
SELL	GBP	Barclays Bank PLC	161,962	7/13/12	256,704	253,651	3,053
SELL	GBP	Deutsche Bank AG	161,962	7/13/12	256,657	253,651	3,006
BUY	JPY	JPMorgan Chase Bank N.A.	37,481,519	7/13/12	462,829	468,967	6,138
SELL	SEK	Credit Suisse Group	132,906	7/13/12	19,469	19,206	263

							$35,069

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	43,432	7/13/12	$44,239	$44,410	$(171)

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$2,000,625	September - 2012	$(5,443)

At June 30, 2012, the fund had cash collateral of $16,500 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $44,222,615)	$46,370,627
Underlying affiliated funds, at cost and value	3,588,639
Total investments, at value (identified cost, $47,811,254)	$49,959,266
Cash	40,627
Restricted cash	16,500
Receivables for
Forward foreign currency exchange contracts	35,069
Daily variation margin on open futures contracts	8,203
Investments sold	192,333
Fund shares sold	206,675
Interest	705,973
Receivable from investment adviser	1,749
Other assets	497
Total assets		$51,166,892
Liabilities
Payables for
Forward foreign currency exchange contracts	$171
Investments purchased	415,281
Fund shares reacquired	178,038
Payable to affiliates
Distribution and/or service fees	197
Payable for independent Trustees’ compensation	4
Accrued expenses and other liabilities	25,679
Total liabilities		$619,370
Net assets		$50,547,522
Net assets consist of
Paid-in capital	$48,857,819
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,175,017
Accumulated net realized gain (loss) on investments and foreign currency	(3,861,419)
Undistributed net investment income	3,376,105
Net assets		$50,547,522
Shares of beneficial interest outstanding		4,955,819

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$41,051,094	4,018,957	$10.21
Service Class	9,496,428	936,862	10.14

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$1,337,295
Dividends	7,790
Dividends from underlying affiliated funds	1,221
Total investment income		$1,346,306
Expenses
Management fee	$172,357
Distribution and/or service fees	12,128
Administrative services fee	8,704
Independent Trustees’ compensation	1,023
Custodian fee	11,199
Shareholder communications	4,368
Audit and tax fees	32,364
Legal fees	454
Miscellaneous	7,773
Total expenses		$250,370
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(16,581)
Net expenses		$233,782
Net investment income		$1,112,524
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$466,357
Futures contracts	(46,863)
Swap agreements	4,290
Foreign currency	218
Net realized gain (loss) on investments and foreign currency		$424,002
Change in unrealized appreciation (depreciation)
Investments	$823,324
Futures contracts	(5,443)
Swap agreements	(3,538)
Translation of assets and liabilities in foreign currencies	3,280
Net unrealized gain (loss) on investments and foreign currency translation		$817,623
Net realized and unrealized gain (loss) on investments and foreign currency		$1,241,625
Change in net assets from operations		$2,354,149

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$1,112,524		$2,378,437
Net realized gain (loss) on investments and foreign currency	424,002		263,644
Net unrealized gain (loss) on investments and foreign currency translation	817,623		(378,048)
Change in net assets from operations	$2,354,149		$2,264,033
Distributions declared to shareholders
From net investment income	$—		$(2,837,428)
Change in net assets from fund share transactions	$(736,940)		$(2,364,894)
Total change in net assets	$1,617,209		$(2,938,289)
Net assets
At beginning of period	48,930,313		51,868,602
At end of period (including undistributed net investment income of $3,376,105 and $2,263,581, respectively)	$50,547,522		$48,930,313

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$9.74		$9.87	$9.46	$8.36	$10.40	$10.61
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.48	$0.49	$0.55	$0.58	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.02)	0.45	1.54	(1.82)	(0.23)
Total from investment operations	$0.47		$0.46	$0.94	$2.09	$(1.24)	$0.37
Less distributions declared to shareholders
From net investment income	$—		$(0.59)	$(0.53)	$(0.99)	$(0.80)	$(0.58)
Net asset value, end of period (x)	$10.21		$9.74	$9.87	$9.46	$8.36	$10.40
Total return (%) (k)(r)(s)(x)	4.83	(n)	4.67	10.27	27.52	(12.94)	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.05	1.06	1.03	1.02	0.95
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income	4.57	(a)	4.79	5.11	6.23	6.07	5.70
Portfolio turnover	23	(n)	29	48	63	38	49
Net assets at end of period (000 omitted)	$41,051		$38,563	$40,927	$40,221	$31,159	$49,582

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$9.67		$9.81	$9.40	$8.30	$10.33	$10.54
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.45	$0.47	$0.52	$0.55	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.03)	0.45	1.54	(1.80)	(0.23)
Total from investment operations	$0.47		$0.42	$0.92	$2.06	$(1.25)	$0.34
Less distributions declared to shareholders
From net investment income	$—		$(0.56)	$(0.51)	$(0.96)	$(0.78)	$(0.55)
Net asset value, end of period (x)	$10.14		$9.67	$9.81	$9.40	$8.30	$10.33
Total return (%) (k)(r)(s)(x)	4.86	(n)	4.31	10.05	27.24	(13.21)	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.30	1.31	1.28	1.26	1.20
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	4.32	(a)	4.54	4.87	6.02	5.82	5.45
Portfolio turnover	23	(n)	29	48	63	38	49
Net assets at end of period (000 omitted)	$9,496		$10,368	$10,942	$11,644	$11,192	$19,232

See Notes to Financial Statements

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$71,567	$73,127	$9,618	$154,312
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	625,690	—	625,690
Non-U.S. Sovereign Debt	—	6,909,395	—	6,909,395
Corporate Bonds	—	28,696,242	—	28,696,242
Residential Mortgage-Backed Securities	—	267,364	—	267,364
Commercial Mortgage-Backed Securities	—	909,808	—	909,808
Asset-Backed Securities (including CDOs)	—	450,986	—	450,986
Foreign Bonds	—	8,335,648	—	8,335,648
Floating Rate Loans	—	21,182	—	21,182
Mutual Funds	3,588,639	—	—	3,588,639
Total Investments	$3,660,206	$46,289,442	$9,618	$49,959,266

Other Financial Instruments
Futures Contracts	$(5,443)	$—	$—	$(5,443)
Forward Foreign Currency Exchange Contracts	—	34,898	—	34,898

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$20,605
Change in unrealized appreciation (depreciation)	(10,987)
Balance as of 6/30/12	$9,618

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(10,987).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(5,443)
Foreign Exchange	Forward Foreign Currency Exchange	35,069	(171)
Total		$35,069	$(5,614)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency
Interest Rate	$(46,863)	$—	$—
Foreign Exchange	—	—	6,663
Credit	—	4,290	—
Total	$(46,863)	$4,290	$6,663

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(5,443)	$—	$—
Foreign Exchange	—	—	(718)
Credit	—	(3,538)	—
Total	$(5,443)	$(3,538)	$(718)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$2,837,428

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$48,198,810
Gross appreciation	3,065,329
Gross depreciation	(1,304,873)
Net unrealized appreciation (depreciation)	$1,760,456

As of 12/31/11
Undistributed ordinary income	2,688,309
Capital loss carryforwards	(3,843,513)
Other temporary differences	(415,277)
Net unrealized appreciation (depreciation)	906,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/15	$(8,256)
12/31/16	(2,156,556)
12/31/17	(1,642,018)
Total	$(3,806,830)

Post-enactment losses:
Long-Term	$(36,683)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$2,246,632
Service Class	—	590,796
Total	$—	$2,837,428

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $16,455 and is reflected as a reduction of total expenses in the Statement of Operations.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2012, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0353% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $249 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $126, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$12,114
Investments (non-U.S. Government securities)	$10,851,974	$11,374,725

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	249,420	$2,514,449	372,136	$3,704,937
Service Class	42,729	425,211	167,680	1,662,734
	292,149	$2,939,660	539,816	$5,367,671
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	232,812	$2,246,632
Service Class	—	—	61,541	590,796
	—	$—	294,353	$2,837,428

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(191,168)	$(1,921,272)	(790,674)	$(7,873,245)
Service Class	(177,543)	(1,755,328)	(273,071)	(2,696,748)
	(368,711)	$(3,676,600)	(1,063,745)	$(10,569,993)
Net change
Initial Class	58,252	$593,177	(185,726)	$(1,921,676)
Service Class	(134,814)	(1,330,117)	(43,850)	(443,218)
	(76,562)	$(736,940)	(229,576)	$(2,364,894)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $163 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,148	8,205,809	(7,162,318)	3,588,639

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,221	$3,588,639

MFS Strategic Income Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2012

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	22.0%	0.0%	22.0%
	Europe ex-U.K.	13.7%	2.4%	16.1%
	Japan	7.8%	(0.5)%	7.3%
	Asia/Pacific ex-Japan	2.2%	1.3%	3.5%
	United Kingdom	5.3%	(2.0)%	3.3%
	Emerging Markets	3.0%	0.0%	3.0%
	North America ex-U.S.	2.9%	(7.3)%	(4.4)%
	Total	56.9%	(6.1)%	50.8%
Equity	U.S. Large Cap	16.4%	(1.9)%	14.5%
	Europe ex-U.K.	6.4%	4.1%	10.5%
	United Kingdom	5.5%	3.8%	9.3%
	Emerging Markets	0.7%	6.8%	7.5%
	Japan	4.7%	(0.7)%	4.0%
	Asia/Pacific ex-Japan	0.2%	0.3%	0.5%
	U.S. Small/Mid Cap	0.7%	(2.5)%	(1.8)%
	North America ex-U.S.	0.3%	(4.3)%	(4.0)%
	Total	34.9%	5.6%	40.5%
Real Estate Related	Non-U.S.	0.5%	0.0%	0.5%
	U.S.	0.3%	0.0%	0.3%
	Total	0.8%	0.0%	0.8%
Cash	Cash & Equivalents (d)	6.8%	0.4%	7.2%
	Derivative Offsets (e)	0.1%	0.6%	0.7%
	Total	6.9%	1.0%	7.9%
	Total Net Exposure Summary	99.5%	0.5%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
FTSE 100 Index Future SEP 2012	3.8%
IBOV 35 Index Future AUG 2012	3.5%
FTSE-JSE Top 40 Index Future SEP 2012	2.5%
German Euro Bund 10 Yr Future SEP 2012	2.4%
Japan Govt Bond, 1.1%, 2020	2.3%
U.S. Treasury Notes, 4.75%, 2017	2.2%
CAC 40 Index Future JUL 2012	2.2%
UK Long Gilt Bond 10 Yr Future SEP 2012	(2.0)%
S&P TSE 60 Index Future SEP 2012	(4.3)%
Govt of Canada Bond 10 Yr Future SEP 2012	(7.3)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivables) less liabilities, short term securities, and the unrealized gain or loss in connection with all forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.76%	$1,000.00	$1,022.50	$3.82
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
Service Class	Actual	1.01%	$1,000.00	$1,021.34	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 35.4%
Aerospace – 2.0%
Cobham PLC	606,358	$2,208,386
Honeywell International, Inc.	72,370	4,041,141
Lockheed Martin Corp.	96,010	8,360,551
Northrop Grumman Corp.	25,340	1,616,439
United Technologies Corp.	60,100	4,539,353

		$20,765,870

Alcoholic Beverages – 0.8%
Heineken N.V.	149,570	$7,812,752

Automotive – 0.4%
Johnson Controls, Inc.	69,950	$1,938,315
USS Co. Ltd.	16,340	1,765,005

		$3,703,320

Broadcasting – 1.2%
Fuji Television Network, Inc.	1,049	$1,804,703
Nippon Television Network Corp.	11,300	1,717,618
Omnicom Group, Inc.	56,210	2,731,806
Viacom, Inc., “B”	49,530	2,328,901
Walt Disney Co.	88,390	4,286,915

		$12,869,943

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	17,828	$3,027,551
Computershare Ltd.	134,699	1,029,700
Daiwa Securities Group, Inc.	491,000	1,848,627

		$5,905,878

Business Services – 1.8%
Accenture PLC, “A”	98,720	$5,932,085
Amadeus IT Holding S.A.	143,952	3,048,486
Bunzl PLC	165,520	2,711,519
Compass Group PLC	334,230	3,505,816
Dun & Bradstreet Corp.	22,010	1,566,452
Nomura Research, Inc.	81,800	1,802,901

		$18,567,259

Cable TV – 0.2%
Comcast Corp., “Special A”	79,890	$2,508,546

Chemicals – 0.9%
3M Co.	45,190	$4,049,024
Givaudan S.A.	2,417	2,373,925
PPG Industries, Inc.	26,520	2,814,302

		$9,237,251

Computer Software – 0.4%
Oracle Corp.	152,210	$4,520,637

Computer Software – Systems – 0.7%
International Business Machines Corp.	29,360	$5,742,229
Konica Minolta Holdings, Inc.	242,500	1,911,078

		$7,653,307

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	8,469	$1,670,541
Stanley Black & Decker, Inc.	41,360	2,661,930

		$4,332,471

Consumer Products – 1.6%
Henkel KGaA, IPS	69,008	$4,582,939
Kao Corp.	153,700	4,239,043
KOSE Corp.	39,000	922,756
Procter & Gamble Co.	57,130	3,499,213
Reckitt Benckiser Group PLC	65,695	3,462,191

		$16,706,142

Electrical Equipment – 0.8%
Danaher Corp.	48,280	$2,514,422
Legrand S.A. (l)	80,550	2,739,512
Spectris PLC	48,310	1,161,909
Tyco International Ltd.	38,040	2,010,414

		$8,426,257

Electronics – 0.9%
Halma PLC	218,123	$1,432,998
Hirose Electric Co. Ltd.	6,500	642,678
Intel Corp.	55,070	1,467,616
Samsung Electronics Co. Ltd.	2,647	2,806,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,578	3,037,389

		$9,387,091

Energy – Independent – 0.6%
Cairn Energy PLC	362,604	$1,504,348
Occidental Petroleum Corp.	53,860	4,619,572

		$6,123,920

Energy – Integrated – 1.9%
BP PLC	762,857	$5,111,268
Chevron Corp.	41,000	4,325,500
Exxon Mobil Corp.	55,230	4,726,031
Royal Dutch Shell PLC, “A”	163,647	5,512,657

		$19,675,456

Food & Beverages – 1.5%
General Mills, Inc.	72,890	$2,809,181
Groupe Danone	98,088	6,084,246
Nestle S.A.	114,796	6,847,744

		$15,741,171

Food & Drug Stores – 0.5%
CVS Caremark Corp.	57,920	$2,706,602
Lawson, Inc.	39,900	2,791,508

		$5,498,110

General Merchandise – 0.4%
Target Corp.	62,840	$3,656,660

4

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.0%
Aon PLC	45,560	$2,131,297
Hiscox Ltd.	226,322	1,516,085
ING Groep N.V. (a)	291,515	1,966,801
Jardine Lloyd Thompson Group PLC	110,021	1,206,167
MetLife, Inc.	115,330	3,557,931
Prudential Financial, Inc.	41,170	1,993,863
Swiss Re Ltd.	49,548	3,112,747
Travelers Cos., Inc.	46,550	2,971,752
Zurich Insurance Group AG	9,829	2,217,616

		$20,674,259

Leisure & Toys – 0.2%
Hasbro, Inc.	69,980	$2,370,223

Machinery & Tools – 0.3%
Glory Ltd.	40,900	$850,529
Neopost S.A.	25,095	1,339,346
Schindler Holding AG	10,834	1,211,565

		$3,401,440

Major Banks – 2.4%
Bank of New York Mellon Corp.	182,131	$3,997,775
Goldman Sachs Group, Inc.	24,840	2,381,162
HSBC Holdings PLC	517,033	4,558,911
JPMorgan Chase & Co.	150,500	5,377,365
State Street Corp.	46,820	2,090,045
Sumitomo Mitsui Financial Group, Inc.	38,100	1,256,876
Toronto-Dominion Bank	16,804	1,315,139
Wells Fargo & Co.	111,960	3,743,942

		$24,721,215

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	34,900	$1,940,774
Quest Diagnostics, Inc.	26,460	1,584,954

		$3,525,728

Medical Equipment – 0.7%
Becton, Dickinson & Co.	19,620	$1,466,595
Medtronic, Inc.	80,180	3,105,371
St. Jude Medical, Inc.	55,160	2,201,436

		$6,773,402

Network & Telecom – 0.4%
Ericsson, Inc., “B”	424,181	$3,866,253

Oil Services – 0.1%
Transocean, Inc.	15,210	$680,343

Other Banks & Diversified Financials – 0.7%
DnB NOR A.S.A.	197,160	$1,961,397
Hachijuni Bank Ltd.	134,000	697,158
MasterCard, Inc., “A”	4,550	1,957,001
Sapporo Hokuyo Holdings, Inc.	166,100	514,436
Western Union Co.	104,180	1,754,391

		$6,884,383

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.0%
Abbott Laboratories		81,030	$5,224,004
Bayer AG		84,403	6,086,184
GlaxoSmithKline PLC		292,236	6,626,699
Johnson & Johnson		111,130	7,507,943
Pfizer, Inc.		353,510	8,130,730
Roche Holding AG		37,817	6,528,252
Santen Pharmaceutical Co. Ltd.		39,500	1,618,346

			$41,722,158

Printing & Publishing – 0.2%
Pearson PLC		125,270	$2,488,003

Railroad & Shipping – 0.2%
Canadian National Railway Co.		25,810	$2,177,848

Real Estate – 0.5%
Deutsche Wohnen AG		202,531	$3,413,052
GSW Immobilien AG (l)		56,628	1,933,459

			$5,346,511

Specialty Chemicals – 0.3%
Shin-Etsu Chemical Co. Ltd.		46,000	$2,530,762

Specialty Stores – 0.1%
Esprit Holdings Ltd.		658,500	$851,446

Telecommunications – Wireless – 1.9%
KDDI Corp.		1,318	$8,501,551
NTT DoCoMo, Inc.		1,428	2,376,446
Vodafone Group PLC		3,007,671	8,450,460

			$19,328,457

Telephone Services – 0.9%
AT&T, Inc.		145,810	$5,199,585
China Unicom (Hong Kong) Ltd.		808,000	1,016,516
TDC A.S.		230,167	1,599,864
Telecom Italia S.p.A.		1,488,869	1,197,645

			$9,013,610

Tobacco – 1.9%
British American Tobacco PLC		112,703	$5,736,394
Japan Tobacco, Inc.		174,800	5,179,945
Philip Morris International, Inc.		104,216	9,093,888

			$20,010,227

Trucking – 0.4%
Yamato Holdings Co. Ltd.		230,400	$3,709,578

Utilities – Electric Power – 0.3%
PG&E Corp.		70,450	$3,189,272

Total Common Stocks (Identified Cost, $340,665,981)			$366,357,159

BONDS – 56.6%
Asset-Backed & Securitized – 2.4%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	170,000	$164,901
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,729,018	1,920,451

5

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	$532,759	$562,446
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,432,759	1,609,616
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,310,000	2,563,017
CWCapital LLC, 5.223%, 2048	2,310,000	2,551,596
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	496,675	474,325
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.009%, 2049	1,230,759	1,311,594
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	1,808,573	1,921,191
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	2,310,000	2,535,927
Merrill Lynch Mortgage Trust, FRN, 5.846%, 2050	3,310,000	3,677,658
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.041%, 2050	2,373,000	2,448,858
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,000	2,648,136
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	620,000	652,190

		$25,041,906

Automotive – 0.1%
Volkswagen International Finance N.V., 2.375%, 2017 (n)	$1,052,000	$1,068,649

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$2,750,000	$3,226,209

Broadcasting – 0.1%
NBCUniversal Media LLC, 5.15%, 2020	$1,166,000	$1,338,651

Building – 0.1%
Owens Corning, Inc., 6.5%, 2016	$1,080,000	$1,200,875

Cable TV – 0.3%
DIRECTV Holdings LLC, 5.2%, 2020	$1,656,000	$1,832,604
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,145,492

		$2,978,096

Chemicals – 0.1%
Dow Chemical Co., 8.55%, 2019	$930,000	$1,236,969

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 2022	$780,000	$782,157

Emerging Market Quasi-Sovereign – 1.4%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$910,000	$1,028,300
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	519,000	524,190
BNDES Participacoes S.A., 6.5%, 2019 (n)	700,000	834,750
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	2,218,000	2,424,274

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
CEZ A.S., 4.25%, 2022 (n)	$1,645,000	$1,685,418
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	669,000	715,417
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,163,000	1,221,150
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	474,000	494,327
Empresa Nacional del Petroleo, 6.25%, 2019	619,000	702,984
Pemex Project Funding Master Trust, 5.75%, 2018	1,003,000	1,133,390
Petrobras International Finance Co., 5.375%, 2021	2,072,000	2,233,142
Petroleos Mexicanos, 6%, 2020	600,000	693,900
Petroleos Mexicanos, 5.5%, 2021	664,000	750,320

		$14,441,562

Emerging Market Sovereign – 0.8%
Federative Republic of Brazil, 5.625%, 2041	$1,255,000	$1,539,258
Republic of Colombia, 6.125%, 2041	1,241,000	1,613,300
Republic of Peru, 7.35%, 2025	1,400,000	1,967,000
Republic of Peru, 5.625%, 2050	51,000	61,838
Republic of Poland, 5%, 2022	431,000	470,437
Republic of South Africa, 5.5%, 2020	900,000	1,037,250
Republic of South Africa, 6.25%, 2041	483,000	610,995
Russian Federation, 4.5%, 2022 (n)	400,000	419,044
Russian Federation, 5.625%, 2042 (n)	200,000	213,960

		$7,933,082

Energy – Independent – 0.3%
Apache Corp., 4.75%, 2043	$526,000	$584,267
Encana Corp., 3.9%, 2021	870,000	860,550
Hess Corp., 8.125%, 2019	980,000	1,261,440

		$2,706,257

Financial Institutions – 0.1%
General Electric Capital Corp., 4.625%, 2021	$900,000	$989,912
SLM Corp., 6.25%, 2016	493,000	517,650

		$1,507,562

Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 5.375%, 2020	$1,310,000	$1,561,024
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,924,000	2,046,745
Kraft Foods, Inc., 6.125%, 2018	470,000	563,209
Pernod Ricard S.A., 5.5%, 2042 (n)	227,000	232,465
Pernod-Ricard S.A., 4.45%, 2022 (n)	241,000	249,713
SABMiller Holdings, Inc., 3.75%, 2022 (n)	466,000	495,569
Tyson Foods, Inc., 6.85%, 2016	3,213,000	3,674,869

		$8,823,594

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017	$910,000	$1,074,698

6

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$1,590,000	$1,844,987
Votorantim Participacoes S.A., 6.75%, 2021 (n)		600,000	654,000

			$2,498,987

Insurance – 0.5%
American International Group, Inc., 4.875%, 2016		$1,460,000	$1,548,672
Unum Group, 7.125%, 2016		800,000	922,696
UnumProvident Corp., 6.85%, 2015 (n)		2,429,000	2,713,055

			$5,184,423

Insurance – Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$339,073
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,042,825
CNA Financial Corp., 5.875%, 2020		2,000,000	2,199,308
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		677,000	672,799
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	982,739
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,000,000	2,000,000

			$7,236,744

International Market Quasi-Sovereign – 0.1%
Statoil A.S.A., 4.25%, 2041		$1,260,000	$1,335,085

International Market Sovereign – 29.9%
Commonwealth of Australia, 5.75%, 2021	AUD	11,710,000	$14,596,870
Federal Republic of Germany, 3.75%, 2013	EUR	5,547,000	7,277,910
Federal Republic of Germany, 3.75%, 2015	EUR	8,251,000	11,373,863
Federal Republic of Germany, 3.25%, 2021	EUR	8,339,000	12,171,195
Federal Republic of Germany, 6.25%, 2030	EUR	4,664,000	9,265,648
Government of Canada, 4.5%, 2015	CAD	8,181,000	8,814,363
Government of Canada, 4.25%, 2018	CAD	13,100,000	14,959,554
Government of Canada, 3.25%, 2021	CAD	2,318,000	2,580,742
Government of Canada, 5.75%, 2033	CAD	1,478,000	2,277,914
Government of Japan, 1.7%, 2017	JPY	1,509,900,000	20,222,838
Government of Japan, 1.1%, 2020	JPY	1,827,700,000	23,789,253
Government of Japan, 2.1%, 2024	JPY	1,176,200,000	16,430,735
Government of Japan, 2.2%, 2027	JPY	667,450,000	9,298,200
Government of Japan, 2.4%, 2037	JPY	741,200,000	10,340,229

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of New Zealand, 6%, 2021	NZD	5,773,000	$5,556,197
Government of Norway, 3.75%, 2021	NOK	32,298,000	6,241,770
Kingdom of Belgium, 4.25%, 2021	EUR	3,802,000	5,264,183
Kingdom of Denmark, 3%, 2021	DKK	25,090,000	4,842,559
Kingdom of Sweden, 5%, 2020	SEK	64,200,000	11,834,733
Kingdom of the Netherlands, 3.75%, 2014	EUR	8,345,000	11,295,608
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,387,000	2,422,824
Republic of Austria, 4.65%, 2018	EUR	4,003,000	5,863,656
Republic of Finland, 3.875%, 2017	EUR	1,557,000	2,236,955
Republic of France, 6%, 2025	EUR	3,219,000	5,336,064
Republic of France, 4.75%, 2035	EUR	6,145,000	9,265,224
Republic of Iceland, 4.875%, 2016 (n)		$1,518,000	1,519,983
Republic of Italy, 4.25%, 2015	EUR	3,341,000	4,251,410
Republic of Italy, 5.25%, 2017	EUR	11,463,000	14,621,120
Republic of Italy, 3.75%, 2021	EUR	2,087,000	2,342,442
United Kingdom Treasury, 8%, 2015	GBP	7,479,000	14,757,633
United Kingdom Treasury, 5%, 2018	GBP	6,369,000	12,208,876
United Kingdom Treasury, 8%, 2021	GBP	4,705,000	11,329,292
United Kingdom Treasury, 4.25%, 2027	GBP	2,843,000	5,529,020
United Kingdom Treasury, 4.25%, 2036	GBP	4,570,000	8,824,248

			$308,943,111

Major Banks – 2.3%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$835,000	$850,155
Bank of America Corp., 5.65%, 2018		1,535,000	1,641,365
Bank of America Corp., 7.625%, 2019		2,225,000	2,616,335
Goldman Sachs Group, Inc., 5.75%, 2022		1,056,000	1,114,718
HSBC USA, Inc., 4.875%, 2020		1,870,000	1,923,656
ING Bank N.V., FRN, 1.867%, 2014 (n)		1,900,000	1,874,304
JPMorgan Chase & Co., 4.25%, 2020		2,760,000	2,899,419
Macquarie Bank Ltd., 5%, 2017 (n)		1,502,000	1,529,792
Morgan Stanley, 7.3%, 2019		1,772,000	1,914,184
PNC Financial Services Group, Inc., 5.125%, 2020		1,670,000	1,931,373
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		860,000	907,042
Royal Bank of Scotland PLC, 6.125%, 2021		910,000	1,010,933
Wells Fargo & Co., 2.1%, 2017		3,160,000	3,167,063

			$23,380,339

Medical & Health Technology & Services – 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)		$2,800,000	$2,848,633
Aristotle Holding, Inc., 3.9%, 2022 (n)		285,000	295,406

			$3,144,039

7

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 0.4%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	$2,197,000	$2,093,405
Southern Copper Corp., 6.75%, 2040	407,000	430,996
Teck Resources Ltd., 10.75%, 2019	414,000	497,835
Vale Overseas Ltd., 5.625%, 2019	149,000	165,177
Vale Overseas Ltd., 4.625%, 2020	410,000	428,899
Vale Overseas Ltd., 4.375%, 2022	998,000	1,016,286

		$4,632,598

Mortgage-Backed – 6.6%
Fannie Mae, 4.757%, 2012	$108,731	$108,693
Fannie Mae, 5.357%, 2013	130,001	129,955
Fannie Mae, 4.561%, 2014	66,342	69,670
Fannie Mae, 4.607%, 2014	112,759	117,793
Fannie Mae, 4.778%, 2014	420,557	437,112
Fannie Mae, 4.563%, 2015	645,810	682,894
Fannie Mae, 4.78%, 2015	90,722	98,463
Fannie Mae, 4.815%, 2015	238,048	257,485
Fannie Mae, 4.856%, 2015	72,195	78,249
Fannie Mae, 4.997%, 2015	285,706	315,975
Fannie Mae, 5.465%, 2015	143,435	158,856
Fannie Mae, 5.5%, 2015 - 2037	2,212,813	2,413,110
Fannie Mae, 5.09%, 2016	99,000	110,178
Fannie Mae, 5.272%, 2016	547,426	614,004
Fannie Mae, 5.423%, 2016	95,768	108,232
Fannie Mae, 5.724%, 2016	683,260	778,524
Fannie Mae, 3.308%, 2017	1,670,059	1,800,023
Fannie Mae, 4.989%, 2017	38,723	41,689
Fannie Mae, 5.05%, 2017	483,863	539,664
Fannie Mae, 2.578%, 2018	1,800,000	1,876,748
Fannie Mae, 3.84%, 2018	491,727	539,489
Fannie Mae, 3.849%, 2018	1,782,127	1,963,900
Fannie Mae, 5.34%, 2018	605,055	698,226
Fannie Mae, 4.45%, 2019	434,584	491,004
Fannie Mae, 4.57%, 2019	239,450	270,885
Fannie Mae, 4.6%, 2019	615,000	705,006
Fannie Mae, 6.16%, 2019	62,061	71,001
Fannie Mae, 5%, 2020-2040	3,890,877	4,223,585
Fannie Mae, 4.5%, 2023 - 2040	10,511,547	11,328,579
Fannie Mae, 4%, 2025	351,245	381,563
Fannie Mae, 6%, 2037 - 2038	2,728,197	3,001,802
Fannie Mae, 5%, 2039 - 2040 (f)	4,971,677	5,450,482
Freddie Mac, 3.882%, 2017	1,357,000	1,504,743
Freddie Mac, 2.323%, 2018	447,000	461,575
Freddie Mac, 2.412%, 2018 (n)	2,482,000	2,576,470
Freddie Mac, 2.699%, 2018	705,000	743,133
Freddie Mac, 4.186%, 2019	650,000	733,151
Freddie Mac, 5.085%, 2019	30,000	35,180
Freddie Mac, 2.757%, 2020	323,736	343,686
Freddie Mac, 3.32%, 2020	1,818,742	1,967,070
Freddie Mac, 4%, 2025	920,958	973,829
Freddie Mac, 5.5%, 2034 - 2037	372,078	408,807
Freddie Mac, 5%, 2036 - 2038	3,034,119	3,263,658
Freddie Mac, 4.5%, 2040 (f)	9,429,058	10,086,197

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5%, 2040 - 2041	$5,174,316	$5,730,336

		$68,690,674

Natural Gas – Pipeline – 0.2%
Energy Transfer Partners LP, 4.65%, 2021	$1,664,000	$1,719,097

Oil Services – 0.2%
Transocean, Inc., 6.5%, 2020	$2,200,000	$2,495,436

Other Banks & Diversified Financials – 0.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,213,770
BB&T Corp., 3.95%, 2016	1,820,000	1,981,168
Capital One Financial Corp., 8.8%, 2019	815,000	1,026,372
Citigroup, Inc., 6.125%, 2018	2,375,000	2,651,863
SunTrust Banks, Inc., 3.5%, 2017	550,000	569,375
Svenska Handelsbanken AB, 2.875%, 2017	757,000	767,394

		$8,209,942

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$2,330,000	$2,717,940

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$1,469,000	$1,911,240

Telecommunications – Wireless – 0.3%
American Tower Corp., REIT, 4.7%, 2022	$327,000	$335,693
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,030,000	2,349,960

		$2,685,653

Telephone Services – 0.2%
Oi S.A., 5.75%, 2022 (n)	$1,728,000	$1,760,832

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$1,455,000	$2,013,382

Transportation – Services – 0.0%
ERAC USA Finance Co., 2.75%, 2017 (n)	$376,000	$381,284

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 2015	$649,000	$726,685
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	130,910
Small Business Administration, 5.09%, 2025	35,473	39,886
Small Business Administration, 5.21%, 2026	1,249,805	1,385,791
Small Business Administration, 5.31%, 2027	281,168	319,790

		$2,603,062

U.S. Treasury Obligations – 5.4%
U.S. Treasury Bonds, 6.875%, 2025 (f)	$9,652,000	$15,076,723
U.S. Treasury Bonds, 5.25%, 2029	855,000	1,206,084
U.S. Treasury Bonds, 4.5%, 2039 (f)	7,995,000	10,848,216
U.S. Treasury Notes, 4.75%, 2017 (f)	18,705,000	22,438,686

8

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.5%, 2020 (f)	$5,176,000	$6,047,835

		$55,617,544

Utilities – Electric Power – 0.5%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$701,842
Progress Energy, Inc., 7.05%, 2019	2,150,000	2,702,655
TECO Energy, Inc., 6.572%, 2017	1,361,000	1,641,465

		$5,045,962

Total Bonds (Identified Cost, $567,831,616)		$585,567,641

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Russell 2000 Index – September 2012 @ $650 (a)	712	$398,720
Russell 2000 Index – December 2012 @ $650 (a)	310	530,100

Total Put Options Purchased – 0.1% (Premiums Paid, $2,070,239)		$928,820

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 6.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	66,440,957	$66,440,957

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	3,413,492	$3,413,492

Total Investments (Identified Cost, $980,422,285)		$1,022,708,069

OTHER ASSETS, LESS LIABILITIES – 1.1%		11,881,236

Net Assets – 100.0%		$1,034,589,305

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,648,297, representing 4.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/2006	$170,247	$164,901
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/2011	482,405	474,325
Total Restricted Securities			$639,226
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

9

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	19,781,583	8/07/12	$19,575,000	$20,179,658	$604,658
SELL	AUD	Barclays Bank PLC	324,000	7/13/12	331,786	331,300	486
SELL	AUD	Citibank N.A.	257,000	7/13/12	264,195	262,790	1,405
SELL	AUD	Goldman Sachs International	8,505,519	8/07/12	8,681,838	8,676,680	5,158
SELL	AUD	JPMorgan Chase Bank N.A.	20,328,876	8/07/12	20,748,627	20,737,966	10,661
BUY	CAD	Barclays Bank PLC	80,000	7/13/12	77,697	78,561	864
BUY	CAD	JPMorgan Chase Bank N.A.	18,046,322	8/07/12	17,597,000	17,711,899	114,899
SELL	CAD	Barclays Bank PLC	1,899,733	7/13/12	1,921,531	1,865,551	55,980
SELL	CAD	Goldman Sachs International	198,658	7/13/12	198,000	195,084	2,916
SELL	CAD	JPMorgan Chase Bank N.A.	33,987,290	8/07/12	34,058,170	33,357,459	700,711
SELL	CAD	Merrill Lynch International Bank	9,184,302	7/13/12	9,161,856	9,019,050	142,806
BUY	CHF	Deutsche Bank AG	140,000	7/13/12	145,627	147,534	1,907
SELL	CHF	Credit Suisse Group	73,000	7/13/12	77,705	76,928	777
SELL	CHF	Goldman Sachs International	36,651,381	8/06/12	40,124,124	38,645,323	1,478,801
SELL	CHF	JPMorgan Chase Bank N.A.	30,056,167	8/06/12	32,904,586	31,691,310	1,213,276
BUY	DKK	Barclays Bank PLC	889,000	7/13/12	150,931	151,362	431
SELL	DKK	Goldman Sachs International	10,498,333	8/06/12	1,855,566	1,788,594	66,972
BUY	EUR	Deutsche Bank AG	463,000	7/13/12	580,202	585,972	5,770
BUY	EUR	Goldman Sachs International	2,110,138	8/06/12	2,652,000	2,671,117	19,117
BUY	EUR	UBS AG	12,002,416	9/17/12	14,987,657	15,200,028	212,371
SELL	EUR	Barclays Bank PLC	1,692,056	7/13/12	2,195,038	2,141,465	53,573
SELL	EUR	Citibank N.A.	597,121	7/13/12	758,909	755,716	3,193
SELL	EUR	Credit Suisse Group	46,000	7/13/12	58,528	58,218	310
SELL	EUR	Deutsche Bank AG	2,567,000	7/13/12	3,328,571	3,248,793	79,778
SELL	EUR	Goldman Sachs International	77,057,254	7/13/12-8/06/12	101,323,742	97,542,614	3,781,128
SELL	EUR	JPMorgan Chase Bank N.A.	33,726,182	8/06/12	44,372,425	42,692,271	1,680,154
BUY	GBP	Barclays Bank PLC	506,000	7/13/12	786,775	792,453	5,678
BUY	GBP	Deutsche Bank AG	222,000	7/13/12	341,435	347,677	6,242
BUY	GBP	JPMorgan Chase Bank N.A.	1,667,120	8/06/12	2,600,000	2,610,740	10,740
SELL	GBP	Barclays Bank PLC	4,573,258	7/13/12	7,247,114	7,162,236	84,878

10

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/12 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	GBP	Citibank N.A.	144,000	7/13/12	$227,452	$225,520	$1,932
SELL	GBP	Deutsche Bank AG	4,184,258	7/13/12	6,630,669	6,553,019	77,650
SELL	GBP	Goldman Sachs International	118,000	7/13/12	187,552	184,801	2,751
BUY	JPY	Barclays Bank PLC	272,699,000	7/13/12	3,384,293	3,411,996	27,703
BUY	JPY	Goldman Sachs International	2,089,252,450	7/13/12	25,868,130	26,140,621	272,491
BUY	JPY	UBS AG	2,128,282,450	7/13/12	26,276,721	26,628,962	352,241
SELL	JPY	Citibank N.A.	6,730,000	7/13/12	84,862	84,205	657
SELL	JPY	Credit Suisse Group	143,613,522	7/13/12	1,810,245	1,796,885	13,360
SELL	JPY	Deutsche Bank AG	56,942,000	7/13/12	727,278	712,455	14,823
SELL	JPY	Goldman Sachs International	1,372,219,748	7/13/12-8/06/12	17,275,854	17,174,878	100,976
SELL	JPY	UBS AG	244,833,936	7/13/12	3,069,048	3,063,350	5,698
BUY	KRW	JPMorgan Chase Bank N.A.	6,893,556,000	7/13/12	5,889,411	6,014,583	125,172
BUY	MXN	JPMorgan Chase Bank N.A.	68,002,588	7/13/12	4,953,316	5,092,772	139,456
SELL	MXN	Deutsche Bank AG	41,339,000	7/13/12	3,110,955	3,095,913	15,042
BUY	MYR	JPMorgan Chase Bank N.A.	3,846,756	7/13/12	1,207,659	1,210,562	2,903
BUY	NOK	Citibank N.A.	860,000	7/13/12	143,133	144,519	1,386
BUY	NOK	Goldman Sachs International	714,000	7/13/12	118,415	119,984	1,569
BUY	NOK	JPMorgan Chase Bank N.A.	34,120,115	8/06/12	5,655,000	5,728,796	73,796
SELL	NOK	Barclays Bank PLC	23,973,097	7/12/12	4,109,156	4,028,709	80,447
SELL	NOK	Credit Suisse Group	767,000	7/13/12	131,209	128,891	2,318
SELL	NOK	Deutsche Bank AG	725,000	7/13/12	123,826	121,833	1,993
SELL	NOK	JPMorgan Chase Bank N.A.	51,302,423	8/06/12	8,888,780	8,613,719	275,061
SELL	NOK	UBS AG	1,353,000	7/13/12	234,378	227,365	7,013
BUY	NZD	JPMorgan Chase Bank N.A.	12,875,869	8/06/12	10,136,000	10,283,387	147,387
SELL	NZD	Barclays Bank PLC	1,255,359	7/12/12	1,015,138	1,004,258	10,880
SELL	PLN	Citibank N.A.	311,000	7/12/12	97,322	93,244	4,078
BUY	SEK	Deutsche Bank AG	1,426,000	7/13/12	201,915	206,069	4,154
BUY	SEK	JPMorgan Chase Bank N.A.	139,309,331	8/06/12	19,414,000	20,113,570	699,570
SELL	SEK	Credit Suisse Group	46,980,291	7/13/12	6,881,960	6,789,051	92,909
SELL	SEK	Deutsche Bank AG	923,000	7/13/12	135,490	133,381	2,109
BUY	ZAR	Goldman Sachs International	13,734,135	7/13/12	1,640,505	1,677,503	36,998

							$12,940,163

Liability Derivatives
SELL	AUD	Citibank N.A.	2,853,000	7/13/12	$2,834,645	$2,917,278	$(82,633)
SELL	AUD	JPMorgan Chase Bank N.A.	18,286,001	8/07/12	18,340,000	18,653,981	(313,981)
SELL	AUD	UBS AG	508,697	7/13/12	518,242	520,158	(1,916)
SELL	AUD	Westpac Banking Corp.	4,448,053	7/13/12	4,530,764	4,548,267	(17,503)
BUY	CAD	Barclays Bank PLC	123,000	7/13/12	124,211	120,787	(3,424)
SELL	CAD	Citibank N.A.	170,000	7/13/12	163,310	166,941	(3,631)
SELL	CAD	JPMorgan Chase Bank N.A.	2,686,108	8/07/12	2,610,000	2,636,330	(26,330)
BUY	CHF	Goldman Sachs International	33,780,494	8/06/12	36,651,000	35,618,251	(1,032,749)
BUY	CHF	JPMorgan Chase Bank N.A.	29,111,510	8/06/12	31,584,000	30,695,260	(888,740)
BUY	CHF	UBS AG	4,503,000	7/13/12	4,917,334	4,745,325	(172,009)
BUY	CZK	UBS AG	14,915,000	7/13/12	786,877	739,577	(47,300)
BUY	DKK	Goldman Sachs International	2,786,177	7/13/12	489,705	474,376	(15,329)
SELL	DKK	Barclays Bank PLC	4,597,107	7/13/12	775,653	782,706	(7,053)
SELL	DKK	Credit Suisse Group	14,136,225	7/13/12	2,357,248	2,406,841	(49,593)
BUY	EUR	Barclays Bank PLC	2,481,622	7/13/12	3,219,657	3,140,738	(78,919)
BUY	EUR	Citibank N.A.	5,231,813	7/13/12	6,754,082	6,621,379	(132,703)
BUY	EUR	Credit Suisse Group	1,744,685	7/13/12	2,257,837	2,208,072	(49,765)
BUY	EUR	Deutsche Bank AG	1,283,000	7/13/12	1,701,643	1,623,764	(77,879)

11

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/12 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	Goldman Sachs International	8,277,302	8/06/12	$10,784,000	$10,477,818	$(306,182)
BUY	EUR	JPMorgan Chase Bank N.A.	9,332,457	7/13/12	12,202,000	11,811,149	(390,851)
BUY	EUR	Merrill Lynch International Bank	9,332,457	7/13/12	12,220,553	11,811,149	(409,404)
SELL	EUR	Barclays Bank PLC	664,000	7/13/12	830,558	840,358	(9,800)
SELL	EUR	Citibank N.A.	1,379,000	7/13/12	1,706,516	1,745,261	(38,745)
SELL	EUR	Credit Suisse Group	195,000	7/13/12	241,464	246,792	(5,328)
SELL	EUR	Goldman Sachs International	5,771,589	8/06/12	7,200,000	7,305,964	(105,964)
SELL	EUR	Merrill Lynch International Bank	591,000	7/13/12	736,629	747,969	(11,340)
BUY	GBP	Deutsche Bank AG	150,000	7/13/12	241,780	234,917	(6,863)
BUY	GBP	JPMorgan Chase Bank N.A.	10,614,209	8/06/12	17,175,052	16,622,041	(553,011)
BUY	GBP	UBS AG	211,000	7/13/12	340,923	330,450	(10,473)
SELL	GBP	Barclays Bank PLC	137,000	7/13/12	214,537	214,557	(20)
SELL	GBP	Credit Suisse Group	1,850,824	7/13/12	2,891,339	2,898,599	(7,260)
SELL	GBP	JPMorgan Chase Bank N.A.	10,532,109	8/06/12	16,400,000	16,493,472	(93,472)
SELL	HUF	UBS AG	237,000	8/21/12	1,035	1,043	(8)
BUY	JPY	Barclays Bank PLC	36,784,000	7/13/12	462,477	460,240	(2,237)
BUY	JPY	Citibank N.A.	50,181,000	7/13/12	629,194	627,862	(1,332)
BUY	JPY	Credit Suisse Group	76,740,000	7/13/12	974,137	960,167	(13,970)
BUY	JPY	JPMorgan Chase Bank N.A.	412,378,518	7/13/12-8/06/12	5,174,995	5,161,152	(13,843)
SELL	JPY	Barclays Bank PLC	24,656,000	7/13/12	306,267	308,495	(2,228)
SELL	JPY	Goldman Sachs International	2,079,210,833	8/06/12	25,960,605	26,023,799	(63,194)
SELL	JPY	JPMorgan Chase Bank N.A.	10,717,222,346	7/13/12-8/06/12	133,806,498	134,138,573	(332,075)
SELL	JPY	UBS AG	36,391,000	7/13/12	453,649	455,322	(1,673)
SELL	KRW	JPMorgan Chase Bank N.A.	5,601,930,800	7/13/12	4,785,930	4,887,649	(101,719)
BUY	NOK	JPMorgan Chase Bank N.A.	9,991,366	8/06/12	1,708,000	1,677,559	(30,441)
SELL	NOK	Goldman Sachs International	6,765,111	7/13/12	1,122,800	1,136,845	(14,045)
SELL	NOK	JPMorgan Chase Bank N.A.	148,730,430	8/06/12	24,550,000	24,971,962	(421,962)
BUY	NZD	JPMorgan Chase Bank N.A.	31,100,679	8/06/12	25,071,190	24,838,737	(232,453)
SELL	NZD	Citibank N.A.	4,653,863	7/13/12	3,562,250	3,722,735	(160,485)
SELL	NZD	JPMorgan Chase Bank N.A.	80,275,706	8/06/12	62,479,000	64,112,657	(1,633,657)
SELL	NZD	UBS AG	169,102	7/13/12	132,000	135,269	(3,269)
BUY	PLN	Barclays Bank PLC	1,251,000	7/12/12	384,469	375,074	(9,395)
BUY	PLN	UBS AG	4,258,000	7/12/12	1,295,667	1,276,630	(19,037)
BUY	SEK	Goldman Sachs International	226,065,649	8/06/12	33,295,136	32,639,502	(655,634)
BUY	SEK	JPMorgan Chase Bank N.A.	15,001,302	8/06/12	2,182,000	2,165,898	(16,102)
SELL	SEK	Citibank N.A.	8,362,743	7/13/12	1,163,250	1,208,487	(45,237)
SELL	SEK	Credit Suisse Group	1,504,000	7/13/12	209,177	217,341	(8,164)
SELL	SEK	Goldman Sachs International	196,559,776	7/13/12-8/06/12	27,694,110	28,379,687	(685,577)
BUY	SGD	Deutsche Bank AG	1,308,000	7/13/12	1,036,779	1,032,561	(4,218)
BUY	THB	HSBC Bank	44,082,000	9/20/12	1,393,897	1,390,607	(3,290)
BUY	THB	JPMorgan Chase Bank N.A.	609,000	7/31/12	19,613	19,261	(352)

							$(9,425,767)

12

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	80	$6,221,194	July - 2012	$262,601
Bovespa Index (Long)	BRL	1,311	35,745,882	August - 2012	205,519
CAC 40 Index (Long)	EUR	563	22,742,236	July - 2012	1,182,843
FTSE 100 Index (Long)	GBP	460	39,789,321	September - 2012	898,793
FTSE MIB Index (Long)	EUR	195	17,639,287	September - 2012	1,907,810
Hang Seng China ENT Index (Long)	HKD	188	11,555,604	July - 2012	342,446
IBEX 35 Index (Long)	EUR	197	17,416,082	July - 2012	1,489,553
MSCI Singapore Index (Long)	SGD	227	11,902,380	July - 2012	458,207
MSCI Taiwan Index (Long)	USD	248	6,284,320	July - 2012	216,707
S&P CNX Nifty Index (Long)	USD	97	1,027,133	July - 2012	33,024
TURKDEK ISE 30 Index (Long)	TRY	2,979	12,634,189	August - 2012	318,879

					7,316,382

Interest Rate Futures
UK Long Gilt Bond 10 Yr (Short)	GBP	110	$20,519,868	September - 2012	$68,316
Japan Govt Bond 10 Yr (Short)	JPY	3	5,392,757	September - 2012	2,531

					70,847

					$7,387,229

Liability Derivatives
Equity Futures
AUST SPI 200 Index (Long)	AUD	65	$6,747,549	September - 2012	$(68,763)
DAX Index (Short)	EUR	15	3,042,656	September - 2012	(126,479)
FTSE JSE Top 40 Index (Long)	ZAR	707	25,552,477	September - 2012	(684,914)
Hang Seng Index (Short)	HKD	126	15,793,953	July - 2012	(617,212)
KOSPI 200 Index (Short)	KRW	139	14,909,111	September - 2012	(441,495)
MexBol Index (Short)	MXN	238	7,226,157	September - 2012	(370,043)
NIKKEI 225 Index (Short)	JPY	66	7,439,294	September - 2012	(366,756)
OMX 30 Index (Short)	SEK	1,261	18,753,352	July - 2012	(885,470)
Russell 2000 Index (Short)	USD	211	16,782,940	September - 2012	(1,059,857)
S&P 500 E-Mini Index (Short)	USD	295	20,006,900	September - 2012	(829,841)
S&P TSE 60 Index (Short)	CAD	340	44,175,621	September - 2012	(1,116,554)

					(6,567,384)

Interest Rate Futures
Australian Treasury Bond 10 Yr (Long)	AUD	105	$13,482,627	September - 2012	$(26,859)
German Euro Bund 10 Yr (Long)	EUR	138	24,606,620	September - 2012	(122,597)
Govt Of Canada Bond 10 Yr (Short)	CAD	559	76,017,631	September - 2012	(544,237)

					(693,693)

					$(7,261,077)

At June 30, 2012, the fund had cash collateral of $580,000 and other liquid securities with an aggregate value of $35,203,659 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

13

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $913,981,328)	$956,267,112
Underlying affiliated funds, at cost and value	66,440,957
Total investments, at value, including $3,403,397 of securities on loan (identified cost, $980,422,285)	$1,022,708,069
Cash	8,038
Restricted cash	580,000
Foreign currency, at value (identified cost, $218,321)	218,244
Receivables for
Forward foreign currency exchange contracts	12,940,163
Daily variation margin on open futures contracts	3,756,340
Investments sold	720,501
Fund shares sold	11,686
Interest and dividends	7,374,670
Other assets	5,851
Total assets		$1,048,323,562
Liabilities
Payables for
Forward foreign currency exchange contracts	$9,425,767
Investments purchased	612,741
Fund shares reacquired	116,423
Collateral for securities loaned, at value	3,413,492
Payable to affiliates
Investment adviser	59,696
Shareholder servicing costs	822
Distribution and/or service fees	19,467
Payable for independent Trustees’ compensation	94
Accrued expenses and other liabilities	85,755
Total liabilities		$13,734,257
Net assets		$1,034,589,305
Net assets consist of
Paid-in capital	$1,009,053,897
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,844,576
Accumulated net realized gain (loss) on investments and foreign currency	(35,818,358)
Undistributed net investment income	15,509,190
Net assets		$1,034,589,305
Shares of beneficial interest outstanding		71,963,241

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$73,523,309	5,054,634	$14.55
Service Class	961,065,996	66,908,607	14.36

See Notes to Financial Statements

14

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$9,041,534
Dividends	6,779,257
Dividends from underlying affiliated funds	43,088
Foreign taxes withheld	(347,159)
Total investment income		$15,516,720
Expenses
Management fee	$3,579,630
Distribution and/or service fees	1,189,245
Shareholder servicing costs	52,671
Administrative services fee	81,795
Independent Trustees’ compensation	14,116
Custodian fee	95,171
Shareholder communications	11,655
Audit and tax fees	29,945
Legal fees	8,374
Miscellaneous	32,324
Total expenses		$5,094,926
Fees paid indirectly	(90)
Reduction of expenses by investment adviser	(2,632)
Net expenses		$5,092,204
Net investment income		$10,424,516
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(5,711,941)
Futures contracts	(18,652,971)
Foreign currency	(1,456,058)
Net realized gain (loss) on investments and foreign currency		$(25,820,970)
Change in unrealized appreciation (depreciation)
Investments	$33,232,572
Futures contracts	2,020,416
Translation of assets and liabilities in foreign currencies	1,975,504
Net unrealized gain (loss) on investments and foreign currency translation		$37,228,492
Net realized and unrealized gain (loss) on investments and foreign currency		$11,407,522
Change in net assets from operations		$21,832,038

See Notes to Financial Statements

15

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$10,424,516		$14,754,429
Net realized gain (loss) on investments and foreign currency	(25,820,970)		(11,393,785)
Net unrealized gain (loss) on investments and foreign currency translation	37,228,492		(1,169,106)
Change in net assets from operations	$21,832,038		$2,191,538
Distributions declared to shareholders
From net investment income	$—		$(7,688,343)
From net realized gain on investments	—		(3,394,452)
Total distributions declared to shareholders	$—		$(11,082,795)
Change in net assets from fund share transactions	$13,059,691		$521,134,406
Total change in net assets	$34,891,729		$512,243,149
Net assets
At beginning of period	999,697,576		487,454,427
At end of period (including undistributed net investment income of $15,509,190 and $5,084,674, respectively)	$1,034,589,305		$999,697,576

See Notes to Financial Statements

16

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$14.22		$14.20	$13.56	$12.89	$17.59	$18.11
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.24	$0.27	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		(0.10)	0.51	1.44	(2.68)	1.13
Total from investment operations	$0.33		$0.22	$0.75	$1.71	$(2.31)	$1.53
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.11)	$(1.04)	$(0.86)	$(0.40)
From net realized gain on investments	—		(0.06)	—	—	(1.53)	(1.65)
Total distributions declared to shareholders	$—		$(0.20)	$(0.11)	$(1.04)	$(2.39)	$(2.05)
Net asset value, end of period (x)	$14.55		$14.22	$14.20	$13.56	$12.89	$17.59
Total return (%) (k)(r)(s)(x)	2.32	(n)	1.55	5.53	15.16	(15.42)	8.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.80	0.93	1.06	0.98	0.95
Expenses after expense reductions (f)	0.76	(a)	0.80	0.90	0.90	0.90	0.93
Net investment income	2.25	(a)	2.21	1.76	2.17	2.48	2.24
Portfolio turnover	22	(n)	56	73	66	75	78
Net assets at end of period (000 omitted)	$73,523		$77,255	$87,137	$92,880	$93,254	$145,113

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$14.06		$14.07	$13.46	$12.79	$17.46	$17.99
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.20	$0.24	$0.34	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		(0.09)	0.51	1.42	(2.66)	1.13
Total from investment operations	$0.30		$0.18	$0.71	$1.66	$(2.32)	$1.48
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.99)	$(0.82)	$(0.36)
From net realized gain on investments	—		(0.06)	—	—	(1.53)	(1.65)
Total distributions declared to shareholders	$—		$(0.19)	$(0.10)	$(0.99)	$(2.35)	$(2.01)
Net asset value, end of period (x)	$14.36		$14.06	$14.07	$13.46	$12.79	$17.46
Total return (%) (k)(r)(s)(x)	2.13	(n)	1.29	5.31	14.78	(15.59)	8.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.05	1.18	1.31	1.23	1.20
Expenses after expense reductions (f)	1.01	(a)	1.05	1.15	1.15	1.15	1.18
Net investment income	2.01	(a)	1.92	1.48	1.92	2.25	1.99
Portfolio turnover	22	(n)	56	73	66	75	78
Net assets at end of period (000 omitted)	$961,066		$922,442	$400,318	$11,228	$12,451	$20,109

See Notes to Financial Statements

17

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

19

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$177,641,076	$—	$—	$177,641,076
United Kingdom	6,172,706	51,021,105	—	57,193,811
Japan	1,618,346	47,003,972	—	48,622,318
Switzerland	—	23,962,390	—	23,962,390
Germany	1,933,459	14,082,175	—	16,015,634
France	6,084,246	4,078,858	—	10,163,104
Netherlands	—	9,779,553	—	9,779,553
Sweden	3,866,253	—	—	3,866,253
Canada	3,492,987	—	—	3,492,987
Other Countries	4,053,905	12,494,948	—	16,548,853
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	58,220,606	—	58,220,606
Non-U.S. Sovereign Debt	—	332,652,840	—	332,652,840
Corporate Bonds	—	77,247,408	—	77,247,408
Residential Mortgage-Backed Securities	—	68,690,674	—	68,690,674
Commercial Mortgage-Backed Securities	—	24,567,581	—	24,567,581
Asset-Backed Securities (including CDOs)	—	474,325	—	474,325
Foreign Bonds	—	23,714,207	—	23,714,207
Mutual Funds	69,854,449	—	—	69,854,449
Total Investments	$274,717,427	$747,990,642	$—	$1,022,708,069

Other Financial Instruments
Futures	$(3,793,622)	$3,919,774	$—	$126,152
Forward Currency Contracts	—	3,514,396	—	3,514,396

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $84,897,697 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $9,261,904 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

20

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$70,847	$(693,693)
Foreign Exchange	Forward Foreign Currency Exchange	12,940,163	(9,425,767)
Equity	Equity Futures	7,316,382	(6,567,384)
Equity	Purchased Equity Options	928,820	—
Total		$21,256,212	$(16,686,844)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(3,752,141)	$—	$—
Foreign Exchange	—	(575,979)	—
Equity	(14,900,829)	—	(1,217,366)
Total	$(18,652,971)	$(575,979)	$(1,217,366)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$2,546,534	$—	$—
Foreign Exchange	—	1,892,677	—
Equity	(526,118)	—	29,002
Total	$2,020,416	$1,892,677	$29,002

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality

21

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

22

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

23

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$10,385,167
Long-term capital gain	697,628
Total distributions	$11,082,795

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$986,706,172
Gross appreciation	56,550,183
Gross depreciation	(20,548,286)
Net unrealized appreciation (depreciation)	$36,001,897

As of 12/31/11
Undistributed ordinary income	13,744,213
Capital loss carryforwards	(4,892,433)
Other temporary differences	(9,694,445)
Net unrealized appreciation (depreciation)	4,546,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-term losses	$(4,892,433)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$791,643	$—	$331,440
Service Class	—	6,896,700	—	3,063,012
Total	$—	$7,688,343	$—	$3,394,452

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating

24

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $52,662, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $9.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,990 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,632, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$69,961,215	$56,344,738
Investments (non-U.S. Government securities)	$173,933,483	$152,050,465

25

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	63,914	$939,301	110,258	$1,587,233
Service Class	2,081,919	29,864,533	36,627,946	523,715,652
	2,145,833	$30,803,834	36,738,204	$525,302,885
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	78,758	$1,123,083
Service Class	—	—	705,862	9,959,712
	—	$—	784,620	$11,082,795
Shares reacquired
Initial Class	(442,496)	$(6,458,566)	(890,632)	$(12,863,612)
Service Class	(786,655)	(11,285,577)	(166,320)	(2,387,662)
	(1,229,151)	$(17,744,143)	(1,056,952)	$(15,251,274)
Net change
Initial Class	(378,582)	$(5,519,265)	(701,616)	$(10,153,296)
Service Class	1,295,264	18,578,956	37,167,488	531,287,702
	916,682	$13,059,691	36,465,872	$521,134,406

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $3,455 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101,959,847	158,255,297	(193,774,187)	66,440,957

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,088	$66,440,957

26

MFS Global Tactical Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

27

SEMIANNUAL REPORT

June 30, 2012

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Mr. Price Group Ltd.	2.2%
OAO Gazprom, ADR	1.7%
China Construction Bank	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.6%
Siliconware Precision Industries Co. Ltd.	1.6%
Naspers Ltd.	1.6%
Kia Motors Corp.	1.5%

Equity sectors
Financial Services	23.1%
Technology	14.2%
Retailing	12.7%
Utilities & Communications	9.8%
Energy	8.4%
Basic Materials	7.7%
Autos & Housing	5.3%
Special Products & Services	4.5%
Consumer Staples	3.9%
Leisure	3.6%
Industrial Goods & Services	3.0%
Health Care	1.6%
Transportation	0.9%

Issuer country weightings (x)
Brazil	16.7%
China	11.2%
South Korea	10.7%
India	8.8%
Taiwan	8.6%
South Africa	6.8%
Russia	6.2%
Hong Kong	6.1%
Mexico	5.9%
Other Countries	19.0%

Currency exposure weightings (y)
Hong Kong Dollar	17.9%
Brazilian Real	16.7%
South Korean Won	10.7%
United States Dollar	8.8%
Indian Rupee	8.8%
Taiwan Dollar	8.6%
South African Rand	6.8%
Mexican Peso	5.9%
Indonesian Rupiah	2.6%
Other Currencies	13.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.35%	$1,000.00	$1,056.36	$6.90
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
Service Class	Actual	1.60%	$1,000.00	$1,054.99	$8.18
	Hypothetical (h)	1.60%	$1,000.00	$1,016.91	$8.02

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 0.4%
Embraer S.A., ADR	20,430	$542,008

Airlines – 0.9%
Copa Holdings S.A., “A”	4,547	$375,037
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	9,670	754,937

		$1,129,974

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	34,735	$1,331,393

Apparel Manufacturers – 3.8%
Arezzo Industria e Comercio S.A.	44,840	$667,521
Cia.Hering S.A.	18,100	343,346
Li & Fung Ltd.	784,000	1,521,312
Stella International Holdings	672,500	1,668,757
Top Glove Corp.	444,200	727,394

		$4,928,330

Automotive – 3.7%
Exide Industries Ltd.	128,735	$316,799
Geely Automobile Holdings Ltd.	2,250,000	796,213
Guangzhou Automobile Group Co. Ltd., “H”	898,000	755,754
Kia Motors Corp.	29,730	1,958,234
Mando Corp.	6,811	1,014,506

		$4,841,506

Brokerage & Asset Managers – 2.1%
BM&F Bovespa S.A.	237,100	$1,209,995
Bolsa Mexicana de Valores S.A. de C.V.	428,600	845,331
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	48,927	611,435

		$2,666,761

Business Services – 2.5%
Cielo S.A.	13,595	$399,897
Infosys Technologies Ltd., ADR	37,819	1,704,124
LPS Brasil – Consultoria de Imoveis S.A.	44,200	737,217
Multiplus S.A.	18,980	445,749

		$3,286,987

Cable TV – 2.4%
Dish TV India Ltd. (a)	949,358	$1,091,191
Naspers Ltd.	38,216	2,043,653

		$3,134,844

Computer Software – 0.3%
Totvs S.A.	17,200	$331,412

Computer Software – Systems – 2.8%
Asustek Computer, Inc.	137,000	$1,267,274
Hon Hai Precision Industry Co. Ltd.	712,256	2,147,702
NICE Systems Ltd., ADR (a)	4,800	175,680

		$3,590,656

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 0.8%
Alfa S.A de C.V., “A”	18,390	$293,985
First Pacific Co. Ltd.	708,800	736,638

		$1,030,623

Construction – 1.6%
Anhui Conch Cement Co. Ltd.	249,000	$682,984
Corporacion GEO S.A.B. de C.V., “B” (a)	187,170	211,588
Corporacion Moctezuma S.A. de C.V.	155,000	354,393
PDG Realty S.A.	204,800	357,903
Urbi Desarrollos Urbanos S.A. de C.V. (a)	436,579	419,570

		$2,026,438

Consumer Products – 1.9%
Dabur India Ltd.	727,117	$1,495,501
Hengan International Group Co. Ltd.	55,000	534,774
Kimberly-Clark de Mexico S.A. de C.V., “A”	187,110	367,636

		$2,397,911

Consumer Services – 1.2%
Abril Educacao S.A., IEU	26,070	$363,306
Anhanguera Educacional Participacoes S.A.	36,700	467,772
Estacio Participacoes S.A.	31,040	375,540
Kroton Educacional S.A., IEU (a)	27,458	397,140

		$1,603,758

Electrical Equipment – 0.2%
Crompton Greaves Ltd.	141,845	$310,303

Electronics – 10.3%
Samsung Electronics Co. Ltd.	6,175	$6,546,876
Seoul Semiconductor Co. Ltd.	24,711	538,501
Siliconware Precision Industries Co. Ltd.	1,988,000	2,067,238
Taiwan Semiconductor Manufacturing Co. Ltd.	1,363,258	3,731,420
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,491	439,614

		$13,323,649

Energy – Independent – 3.9%
China Shenhua Energy Co. Ltd.	278,500	$983,970
CNOOC Ltd.	637,000	1,285,014
INPEX Corp.	174	975,500
Reliance Industries Ltd.	137,927	1,834,376

		$5,078,860

Energy – Integrated – 3.0%
OAO Gazprom, ADR	231,824	$2,194,473
OAO NOVATEK, GDR	3,700	392,200
Petroleo Brasileiro S.A., ADR	72,032	1,352,041

		$3,938,714

Food & Beverages – 1.0%
Arca Continental S.A.B de C.V.	65,776	$382,338
M. Dias Branco S.A. Industria e Comercio de Alimentos	33,200	975,255

		$1,357,593

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 4.0%
Brazil Pharma S.A.	64,000	$342,544
CP All PLC	621,100	694,240
Dairy Farm International Holdings Ltd.	77,400	825,067
E-Mart Co. Ltd.	6,305	1,384,861
O’Key Group S.A., GDR	198,580	1,538,995
Raia Drogasil S.A.	38,300	386,146

		$5,171,853

Gaming & Lodging – 1.0%
Minor International PLC	1,032,030	$464,673
Sands China Ltd.	101,200	324,179
Shangri-La Asia Ltd.	248,000	475,634

		$1,264,486

General Merchandise – 4.0%
Bim Birlesik Magazalar A.S.	9,993	$412,514
Clicks Group Ltd.	254,580	1,677,935
Lojas Renner S.A.	11,800	331,058
Mr. Price Group Ltd.	203,899	2,791,500

		$5,213,007

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	63,600	$322,987

Insurance – 1.9%
Brazil Insurance Participacoes e Administracao S.A.	105,500	$937,603
China Pacific Insurance Co. Ltd.	481,800	1,570,692

		$2,508,295

Machinery & Tools – 2.4%
BEML Ltd.	19,899	$136,138
Glory Ltd.	38,200	794,382
Sinotruk Hong Kong Ltd.	1,333,000	800,384
Thermax Ltd.	40,849	352,084
TK Corp. (a)	48,469	1,029,938

		$3,112,926

Major Banks – 2.6%
Bank of China Ltd.	4,908,000	$1,878,002
Standard Chartered PLC	68,743	1,530,023

		$3,408,025

Medical & Health Technology & Services – 0.8%
Diagnosticos da America S.A.	62,500	$411,065
Fleury S.A.	54,000	685,586

		$1,096,651

Metals & Mining – 6.0%
Companhia Siderurgica Nacional S.A., ADR	42,050	$238,424
Gerdau S.A., ADR	116,760	1,022,818
Grupo Mexico S.A.B. de C.V., “B”	186,417	553,255
Iluka Resources Ltd.	64,081	750,907
Maanshan Iron & Steel Co. Ltd. (a)	944,000	217,931
Mining & Metallurgical Co. Norilsk Nickel, ADR	47,036	779,333
MOIL Ltd.	111,404	566,244

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
Steel Authority of India Ltd.	692,883	$1,135,836
Ternium S.A., ADR	22,170	433,867
Vale S.A., ADR	104,488	2,074,087

		$7,772,702

Network & Telecom – 0.8%
VTech Holdings Ltd.	88,300	$1,052,722

Oil Services – 1.5%
Global Ports Investments PLC, GDR	45,750	$624,488
Lamprell PLC	312,580	494,441
Tenaris S.A., ADR	22,019	770,004

		$1,888,933

Other Banks & Diversified Financials – 14.5%
Akbank T.A.S.	143,390	$526,493
Banco De Oro Unibank, Inc.	57,696	86,814
Banco Santander Chile, ADR	3,680	285,163
Banco Santander S.A., IEU	104,700	802,778
Bancolombia S.A., ADR	4,751	293,802
Bangkok Bank Public Co. Ltd.	270,200	1,767,584
Bank Negara Indonesia PT	2,926,000	1,203,016
Bank Polska Kasa Opieki S.A.	18,000	820,884
China Construction Bank	3,132,670	2,159,894
Chinatrust Financial Holding Co. Ltd.	1,539,088	885,903
CIMB Group Holdings Berhad	240,800	576,265
Credicorp Ltd.	8,940	1,125,457
Grupo Financiero Banorte S.A. de C.V.	88,600	459,282
Hana Financial Group, Inc.	45,740	1,460,093
Housing Development Finance Corp. Ltd.	66,964	788,013
ICICI Bank Ltd.	100,387	1,632,687
Itau Unibanco Holding S.A., ADR	29,322	408,162
Komercni Banka A.S.	7,161	1,242,862
Sberbank of Russia	489,620	1,319,690
Turkiye Garanti Bankasi A.S.	236,841	933,756

		$18,778,598

Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	311,800	$616,602

Precious Metals & Minerals – 0.5%
Gold Fields Ltd.	54,893	$701,005

Real Estate – 2.0%
Asian Property Development PLC	2,184,000	$508,867
Brasil Brokers Participacoes	223,400	726,314
Hang Lung Properties Ltd.	379,000	1,290,128

		$2,525,309

Restaurants – 0.2%
Ajisen China Holdings Ltd.	420,000	$291,618

Specialty Chemicals – 1.2%
Chugoku Marine Paints Ltd.	123,000	$594,967
Formosa Plastics Corp.	212,000	570,089
Mexichem S.A.B de C.V.	93,600	402,265

		$1,567,321

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.9%
GOME Electrical Appliances Holdings Ltd.	1,967,000	$262,093
M.Video	78,730	539,821
PT Mitra Adiperkasa Tbk	527,500	404,268

		$1,206,182

Telecommunications – Wireless – 4.8%
America Movil S.A.B. de C.V., “L”, ADR	75,114	$1,957,471
China Mobile Ltd.	72,500	796,812
Mobile TeleSystems OJSC, ADR	38,512	662,406
MTN Group Ltd.	92,878	1,605,467
TIM Participacoes S.A., ADR	16,937	465,090
Turkcell Iletisim Hizmetleri A.S. (a)	135,390	684,158

		$6,171,404

Telephone Services – 2.8%
China Unicom (Hong Kong) Ltd.	286,000	$359,806
China Unicom (Hong Kong) Ltd., ADR	94,490	1,185,850
Empresa Nacional de Telecomunicaciones S.A.	13,952	264,691
PT XL Axiata Tbk	2,752,000	1,801,948

		$3,612,295

Utilities – Electric Power – 2.2%
Aguas Andinas S.A.	885,728	$548,329
Companhia Energetica de Minas Gerais, IPS	23,900	446,586
Energias do Brasil S.A.	94,400	605,832
Enersis S.A., ADR	23,342	436,495
Manila Water Co., Inc.	644,000	375,227
Tractebel Energia S.A.	26,680	493,484

		$2,905,953

Total Common Stocks (Identified Cost, $121,658,229)		$128,040,594

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	787,557	$787,557

Total Investments (Identified Cost, $122,445,786)		$128,828,151

OTHER ASSETS, LESS LIABILITIES – 0.7%		878,305

Net Assets – 100.0%		$129,706,456

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $121,658,229)	$128,040,594
Underlying affiliated funds, at cost and value	787,557
Total investments, at value (identified cost, $122,445,786)	$128,828,151
Foreign currency, at value (identified cost, $74,066)	74,659
Receivables for
Investments sold	1,775,629
Fund shares sold	151,442
Interest and dividends	385,069
Other assets	1,069
Total assets		$131,216,019
Liabilities
Payable to custodian	$98,276
Payables for
Investments purchased	1,129,731
Fund shares reacquired	64,676
Payable to affiliates
Investment adviser	11,001
Shareholder servicing costs	101
Distribution and/or service fees	749
Payable for independent Trustees’ compensation	14
Deferred country tax expense payable	121,032
Accrued expenses and other liabilities	83,983
Total liabilities		$1,509,563
Net assets		$129,706,456
Net assets consist of
Paid-in capital	$118,917,816
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $121,032 deferred country tax)	6,259,585
Accumulated net realized gain (loss) on investments and foreign currency	2,051,805
Undistributed net investment income	2,477,250
Net assets		$129,706,456
Shares of beneficial interest outstanding		8,914,788

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$91,836,619	6,282,293	$14.62
Service Class	37,869,837	2,632,495	14.39

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$2,198,363
Interest	79
Dividends from underlying affiliated funds	561
Foreign taxes withheld	(157,600)
Total investment income		$2,041,403
Expenses
Management fee	$701,022
Distribution and/or service fees	49,192
Shareholder servicing costs	6,864
Administrative services fee	14,980
Independent Trustees’ compensation	3,366
Custodian fee	119,618
Shareholder communications	4,686
Audit and tax fees	33,585
Legal fees	1,110
Miscellaneous	13,587
Total expenses		$948,010
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(343)
Net expenses		$947,663
Net investment income		$1,093,740
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $9,892 country tax)	$(3,131,098)
Foreign currency	(72,601)
Net realized gain (loss) on investments and foreign currency		$(3,203,699)
Change in unrealized appreciation (depreciation)
Investments (net of $99,140 increase in deferred country tax)	$9,604,269
Translation of assets and liabilities in foreign currencies	1
Net unrealized gain (loss) on investments and foreign currency translation		$9,604,270
Net realized and unrealized gain (loss) on investments and foreign currency		$6,400,571
Change in net assets from operations		$7,494,311
See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$1,093,740	$1,617,721
Net realized gain (loss) on investments and foreign currency	(3,203,699)	5,196,364
Net unrealized gain (loss) on investments and foreign currency translation	9,604,270	(33,420,397)
Change in net assets from operations	$7,494,311	$(26,606,312)
Distributions declared to shareholders
From net investment income	$—	$(662,107)
From net realized gain on investments	—	(5,626,393)
Total distributions declared to shareholders	$—	$(6,288,500)
Change in net assets from fund share transactions	$(3,334,085)	$21,979,094
Total change in net assets	$4,160,226	$(10,915,718)
Net assets
At beginning of period	125,546,230	136,461,948
At end of period (including undistributed net investment income of $2,477,250 and $1,383,510, respectively)	$129,706,456	$125,546,230

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.84		$17.88	$14.54	$8.88	$26.15	$24.52
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.13	$0.14	$0.33	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		(3.46)	3.31	5.80	(11.19)	7.13
Total from investment operations	$0.78		$(3.25)	$3.44	$5.94	$(10.86)	$7.43
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)	$(0.28)	$(0.27)	$(0.55)
From net realized gain on investments	—		(0.70)	—	—	(6.14)	(5.25)
Total distributions declared to shareholders	$—		$(0.79)	$(0.10)	$(0.28)	$(6.41)	$(5.80)
Net asset value, end of period (x)	$14.62		$13.84	$17.88	$14.54	$8.88	$26.15
Total return (%) (k)(r)(s)(x)	5.64	(n)	(18.58)	23.82	68.58	(55.11)	35.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.36	1.55	1.71	1.85	1.55
Expenses after expense reductions (f)	1.35	(a)	1.36	1.40	1.40	1.61	N/A
Net investment income	1.72	(a)	1.28	0.86	1.24	1.94	1.22
Portfolio turnover	19	(n)	34	39	66	93	96
Net assets at end of period (000 omitted)	$91,837		$88,928	$99,316	$71,026	$33,411	$94,193

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.64		$17.64	$14.36	$8.76	$25.88	$24.33
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.16	$0.09	$0.11	$0.29	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(3.40)	3.28	5.73	(11.06)	7.07
Total from investment operations	$0.75		$(3.24)	$3.37	$5.84	$(10.77)	$7.30
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.09)	$(0.24)	$(0.21)	$(0.50)
From net realized gain on investments	—		(0.70)	—	—	(6.14)	(5.25)
Total distributions declared to shareholders	$—		$(0.76)	$(0.09)	$(0.24)	$(6.35)	$(5.75)
Net asset value, end of period (x)	$14.39		$13.64	$17.64	$14.36	$8.76	$25.88
Total return (%) (k)(r)(s)(x)	5.50	(n)	(18.77)	23.54	68.13	(55.23)	35.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.61	1.80	1.95	2.10	1.81
Expenses after expense reductions (f)	1.60	(a)	1.61	1.65	1.65	1.86	N/A
Net investment income	1.45	(a)	1.02	0.62	0.93	1.70	0.96
Portfolio turnover	19	(n)	34	39	66	93	96
Net assets at end of period (000 omitted)	$37,870		$36,618	$37,146	$25,363	$9,342	$23,614

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund's adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$21,609,493	$—	$—	$21,609,493
China	1,545,657	13,016,134	—	14,561,791
South Korea	—	13,933,010	—	13,933,010
India	1,704,124	9,659,172	—	11,363,296
Taiwan	439,614	10,669,628	—	11,109,242
South Africa	2,791,500	6,028,060	—	8,819,560
Russia	3,218,089	4,833,317	—	8,051,406
Hong Kong	—	7,894,438	—	7,894,438
Mexico	7,618,653	—	—	7,618,653
Other Countries	9,916,311	13,163,394	—	23,079,705
Mutual Funds	787,557	—	—	787,557
Total Investments	$49,630,998	$79,197,153	$—	$128,828,151

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $64,336,068 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,327,933 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$810,319
Long-term capital gains	5,478,181
Total distributions	$6,288,500

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$122,811,564
Gross appreciation	19,271,838
Gross depreciation	(13,255,251)
Net unrealized appreciation (depreciation)	$6,016,587

As of 12/31/11
Undistributed ordinary income	2,230,466
Undistributed long-term capital gain	4,785,127
Other temporary differences	(34,442)
Net unrealized appreciation (depreciation)	(3,686,822)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$526,690	$—	$4,031,341
Service Class	—	135,417	—	1,595,052
Total	$—	$662,107	$—	$5,626,393

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $6,851, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0224% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $683 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $343, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $24,915,811 and $27,548,111, respectively.

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	401,281	$5,919,444	1,330,112	$21,129,082
Service Class	401,583	6,012,294	1,005,433	15,977,133
	802,864	$11,931,738	2,335,545	$37,106,215
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	300,463	$4,558,031
Service Class	—	—	115,673	1,730,469
	—	$—	416,136	$6,288,500
Shares reacquired
Initial Class	(542,149)	$(8,363,612)	(762,765)	$(12,544,649)
Service Class	(453,481)	(6,902,211)	(542,955)	(8,870,972)
	(995,630)	$(15,265,823)	(1,305,720)	$(21,415,621)
Net change
Initial Class	(140,868)	$(2,444,168)	867,810	$13,142,464
Service Class	(51,898)	(889,917)	578,151	8,836,630
	(192,766)	$(3,334,085)	1,445,961	$21,979,094

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $457 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,374,005	18,944,874	(19,531,322)	787,557

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$561	$787,557

16

MFS Emerging Markets Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2012

*	Print name and title of each signing officer under his or her signature.